UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust –Schwab Fundamental Index ETFs and Schwab U.S. REIT ETF

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Strategic Trust—Schwab Fundamental Index ETFs and Schwab U.S. REIT ETF

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2023

Item 1: Report(s) to Shareholders.

Semiannual Report | August 31, 2023
Schwab U.S. REIT ETF

    Ticker Symbol SCHH

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.
Schwab U.S. REIT ETF | Semiannual Report1

Schwab U.S. REIT ETF
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended August 31, 2023
Schwab U.S. REIT ETF (Ticker Symbol: SCHH)
Market Price Return[1]	-2.07%
NAV Return[1]	-2.07%
Dow Jones Equity All REIT Capped Index	-2.04%
ETF Category: Morningstar Real Estate[2]	-0.99%
Performance Details	pages 4-5
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Small-company stocks are subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Equity All REIT Capped Index (the Index) is a product of S&P Dow Jones Indices LLC, and the trademark and Index have been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
2Schwab U.S. REIT ETF | Semiannual Report

Schwab U.S. REIT ETF
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset
Management, is responsible for overseeing the investment process and portfolio management of investment strategies for passive equity Schwab Funds and Schwab ETFs, and Schwab Personalized Indexing™ separately managed accounts. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays
Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies.
Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2017, Mr. Brown spent six years with ALPS
Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the oversight and day-to-day co-management of the fund. Prior to joining Schwab in 2010, Mr. Juwono worked at
BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that,
Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Agnes Zau, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2018, Ms. Zau was at BlackRock for three years, most recently as a multi-asset portfolio investment consultant where she advised institutional clients on asset allocation and strategy, constructed risk decomposition and portfolio optimization, and conducted scenario analyses for the core multi-asset target risk strategies. She spent the preceding three years as a derivatives specialist at Mellon Capital.

Schwab U.S. REIT ETF | Semiannual Report3

Schwab U.S. REIT ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. REIT ETF (1/13/11)
Market Price Return[2]	-2.07%	-7.76%	0.40%	5.27%
NAV Return[2]	-2.07%	-7.76%	0.41%	5.25%
Dow Jones Equity All REIT Capped Index[3]	-2.04%	-7.68%	N/A	N/A
REIT Spliced Index	-2.04%	-7.68%	0.45%	5.33%
ETF Category: Morningstar Real Estate[4]	-0.99%	-5.73%	3.08%	6.32%
Fund Expense Ratio[5]: 0.07%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Small-company stocks may be subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities, and an investment in the fund will be closely linked to the performance of the real estate markets.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Equity All REIT Capped Index (the Index) is a product of S&P Dow Jones Indices LLC, and the trademark and Index have been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
The inception date of the Dow Jones Equity All REIT Capped Index is April 13, 2020. The fund began tracking the index on June 22, 2020.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
5
As stated in the prospectus.
4Schwab U.S. REIT ETF | Semiannual Report

Schwab U.S. REIT ETF
Performance and Fund Facts as of August 31, 2023

Statistics1
Number of Holdings	125
Weighted Average Market Cap (millions)	$37,812
Price/Earnings Ratio (P/E)	30.8
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	3% [2,3]
Industry Weightings % of Investments4

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Industry Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
6
This list is not a recommendation of any security by the investment adviser.
Schwab U.S. REIT ETF | Semiannual Report5

Schwab U.S. REIT ETF
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2023 and held through August 31, 2023.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 3/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 8/31/23	EXPENSES PAID DURING PERIOD 3/1/23-8/31/23 [2]
Schwab U.S. REIT ETF
Actual Return	0.07%	$1,000.00	$979.30	$0.35
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.78	$0.36

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by 366 days in the fiscal year.

6Schwab U.S. REIT ETF | Semiannual Report

Schwab U.S. REIT ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/23– 8/31/23*	3/1/22– 2/28/23[1]	3/1/21– 2/28/22[1]	3/1/20– 2/28/21[1]	3/1/19– 2/29/20[1]	3/1/18– 2/28/19[1]
Per-Share Data
Net asset value at beginning of period	$19.96	$23.30	$19.48	$21.15	$21.65	$18.54
Income (loss) from investment operations:
Net investment income (loss)[2]	0.32	0.60	0.43	0.42	0.66	0.65
Net realized and unrealized gains (losses)	(0.74)	(3.45)	3.79	(1.54)	(0.50)	3.17
Total from investment operations	(0.42)	(2.85)	4.22	(1.12)	0.16	3.82
Less distributions:
Distributions from net investment income	(0.31)	(0.49)	(0.40)	(0.55)	(0.66)	(0.71)
Net asset value at end of period	$19.23	$19.96	$23.30	$19.48	$21.15	$21.65
Total return	(2.07%)[3]	(12.22%)	21.56%	(4.98%)	0.59%	20.85%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07%[4]	0.07%[5]	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	3.30%[4]	2.82%[5]	1.81%	2.33%	2.88%	3.17%
Portfolio turnover rate[6]	3%[3]	6%	5%	59%	6%	7%
Net assets, end of period (x 1,000,000)	$5,820	$5,780	$6,648	$4,892	$5,717	$5,127

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on March 10, 2022 (see financial note 12 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. REIT ETF | Semiannual Report7

Schwab U.S. REIT ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Data Center REITs 8.9%
Digital Realty Trust, Inc.	1,447,895	190,716,729
Equinix, Inc.	415,346	324,543,058
		515,259,787

Diversified REITs 2.2%
Alexander & Baldwin, Inc.	360,493	6,492,479
American Assets Trust, Inc.	259,291	5,551,420
Armada Hoffler Properties, Inc.	337,626	3,845,560
Broadstone Net Lease, Inc.	929,645	15,032,360
Empire State Realty Trust, Inc., Class A	649,575	5,670,790
Essential Properties Realty Trust, Inc.	740,976	17,798,244
Global Net Lease, Inc.	515,712	5,853,331
WP Carey, Inc.	1,062,985	69,147,174
		129,391,358

Health Care REITs 8.6%
CareTrust REIT, Inc.	493,983	9,953,757
Global Medical REIT, Inc.	306,265	2,964,645
Healthcare Realty Trust, Inc.	1,892,526	33,157,055
Healthpeak Properties, Inc.	2,718,384	55,944,343
LTC Properties, Inc.	205,558	6,754,636
Medical Properties Trust, Inc.	2,974,741	21,477,630
National Health Investors, Inc.	215,460	11,016,470
Omega Healthcare Investors, Inc.	1,164,652	37,059,227
Physicians Realty Trust	1,183,878	16,467,743
Sabra Health Care REIT, Inc.	1,148,102	14,385,718
Ventas, Inc.	1,988,119	86,841,038
Welltower, Inc.	2,470,075	204,719,816
		500,742,078

Hotel & Resort REITs 2.8%
Apple Hospitality REIT, Inc.	1,057,656	15,885,993
DiamondRock Hospitality Co.	1,041,809	8,396,981
Host Hotels & Resorts, Inc.	3,534,628	55,811,776
Park Hotels & Resorts, Inc.	1,070,803	13,738,402
Pebblebrook Hotel Trust	611,313	8,845,699
RLJ Lodging Trust	790,329	7,895,387
Ryman Hospitality Properties, Inc.	293,867	24,987,511
Service Properties Trust	821,592	6,786,350
Summit Hotel Properties, Inc.	531,924	3,090,478
Sunstone Hotel Investors, Inc.	1,028,453	9,235,508
Xenia Hotels & Resorts, Inc.	543,694	6,415,589
		161,089,674

Industrial REITs 14.2%
Americold Realty Trust, Inc.	1,342,616	45,179,028
EastGroup Properties, Inc.	220,666	39,638,234
First Industrial Realty Trust, Inc.	657,265	34,138,344
Industrial Logistics Properties Trust	325,451	1,279,022
SECURITY	NUMBER OF SHARES	VALUE ($)
Innovative Industrial Properties, Inc.	139,222	12,151,296
LXP Industrial Trust	1,452,954	14,268,008
Plymouth Industrial REIT, Inc.	194,746	4,461,631
Prologis, Inc.	4,555,254	565,762,547
Rexford Industrial Realty, Inc.	998,663	53,398,511
STAG Industrial, Inc.	891,441	32,564,340
Terreno Realty Corp.	368,634	22,446,124
		825,287,085

Multi-Family Residential REITs 10.2%
Apartment Income REIT Corp.	741,923	25,269,897
Apartment Investment & Management Co., Class A	738,012	5,616,271
AvalonBay Communities, Inc.	705,681	129,718,282
Camden Property Trust	530,565	57,099,405
Centerspace	74,396	4,816,397
Elme Communities	435,612	6,699,713
Equity Residential	1,694,727	109,869,151
Essex Property Trust, Inc.	318,956	76,035,921
Independence Realty Trust, Inc.	1,116,323	18,787,716
Mid-America Apartment Communities, Inc.	579,753	84,197,528
NexPoint Residential Trust, Inc.	113,534	4,263,202
UDR, Inc.	1,537,725	61,355,228
Veris Residential, Inc. *	396,097	7,371,365
		591,100,076

Office REITs 5.0%
Alexandria Real Estate Equities, Inc.	782,435	91,028,488
Boston Properties, Inc.	709,268	47,357,824
Brandywine Realty Trust	856,303	4,281,515
Corporate Office Properties Trust	558,739	14,460,165
Cousins Properties, Inc.	753,304	17,702,644
Douglas Emmett, Inc.	843,257	11,527,323
Easterly Government Properties, Inc.	463,765	6,200,538
Equity Commonwealth	547,256	10,414,282
Highwoods Properties, Inc.	523,696	12,479,676
Hudson Pacific Properties, Inc.	635,092	4,324,977
JBG SMITH Properties	481,476	7,549,544
Kilroy Realty Corp.	523,452	19,341,551
Office Properties Income Trust	243,074	1,798,748
Orion Office REIT, Inc.	283,978	1,655,592
Paramount Group, Inc.	811,768	4,172,488
Peakstone Realty Trust	178,842	3,514,245
Piedmont Office Realty Trust, Inc., Class A	615,282	4,226,987
SL Green Realty Corp. (a)	319,678	12,550,558
Vornado Realty Trust	800,415	19,225,968
		293,813,113

Other Specialized REITs 6.9%
EPR Properties	374,774	16,782,380
Farmland Partners, Inc.	233,873	2,595,990
Four Corners Property Trust, Inc.	432,164	10,873,246
See financial notes
8Schwab U.S. REIT ETF | Semiannual Report

Schwab U.S. REIT ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Gaming & Leisure Properties, Inc.	1,305,310	61,871,694
Gladstone Land Corp.	165,058	2,596,362
Iron Mountain, Inc.	1,449,264	92,086,235
Lamar Advertising Co., Class A	434,773	39,659,993
Outfront Media, Inc.	729,732	8,282,458
Safehold, Inc.	200,189	4,260,022
Uniti Group, Inc.	1,184,740	6,362,054
VICI Properties, Inc.	4,990,720	153,913,805
		399,284,239

Retail REITs 13.3%
Acadia Realty Trust	472,820	7,040,290
Agree Realty Corp.	463,320	28,642,442
Brixmor Property Group, Inc.	1,493,615	32,829,658
Federal Realty Investment Trust	364,590	35,707,945
Getty Realty Corp.	223,652	6,714,033
InvenTrust Properties Corp.	335,243	8,015,660
Kimco Realty Corp.	3,080,654	58,347,587
Kite Realty Group Trust	1,090,866	24,620,846
NETSTREIT Corp.	302,454	5,120,546
NNN REIT, Inc.	904,906	35,644,247
Phillips Edison & Co., Inc.	583,763	19,766,215
Realty Income Corp.	3,345,680	187,491,907
Regency Centers Corp.	816,591	50,791,960
Retail Opportunity Investments Corp.	625,833	8,423,712
RPT Realty	431,129	4,889,003
Simon Property Group, Inc.	1,625,016	184,423,066
SITE Centers Corp.	904,075	12,069,401
Spirit Realty Capital, Inc.	702,576	27,126,459
Tanger Factory Outlet Centers, Inc.	522,281	12,143,033
The Macerich Co.	1,068,153	12,486,709
The Necessity Retail REIT, Inc.	666,870	5,001,525
Urban Edge Properties	583,825	9,551,377
		776,847,621

Self Storage REITs 7.1%
CubeSmart	1,116,564	46,571,884
Extra Space Storage, Inc.	1,049,617	135,064,716
National Storage Affiliates Trust	407,810	13,702,416
Public Storage	786,345	217,330,031
		412,669,047

Single-Family Residential REITs 5.0%
American Homes 4 Rent, Class A	1,561,453	56,274,766
Equity LifeStyle Properties, Inc.	869,870	58,246,495
Invitation Homes, Inc.	2,888,972	98,485,056
Sun Communities, Inc.	618,265	75,688,001
UMH Properties, Inc.	280,624	4,195,329
		292,889,647

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecom Tower REITs 13.0%
American Tower Corp.	2,298,882	416,833,284
Crown Castle, Inc.	2,155,198	216,597,399
SBA Communications Corp.	538,399	120,886,728
		754,317,411

Timber REITs 2.7%
PotlatchDeltic Corp.	397,617	18,791,379
Rayonier, Inc.	737,303	22,045,360
Weyerhaeuser Co.	3,639,262	119,185,831
		160,022,570
Total Common Stocks (Cost $6,158,958,038)		5,812,713,706

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (b)	1,495,695	1,495,695
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (b)(c)	10,293,700	10,293,700
		11,789,395
Total Short-Term Investments (Cost $11,789,395)		11,789,395
Total Investments in Securities (Cost $6,170,747,433)		5,824,503,101

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 09/15/23	197	6,473,420	56,963

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,231,156.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
See financial notes
Schwab U.S. REIT ETF | Semiannual Report9

Schwab U.S. REIT ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Asset
Common Stocks[1]	$5,812,713,706	$—	$—	$5,812,713,706
Short-Term Investments[1]	11,789,395	—	—	11,789,395
Futures Contracts[2]	56,963	—	—	56,963
Total	$5,824,560,064	$—	$—	$5,824,560,064

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
10Schwab U.S. REIT ETF | Semiannual Report

Schwab U.S. REIT ETF
Statement of Assets and Liabilities

As of August 31, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $6,170,747,433) including securities on loan of $10,231,156		$5,824,503,101
Deposit with broker for futures contracts		801,350
Receivables:
Fund shares sold		8,660,986
Dividends		4,847,808
Income from securities on loan	+	24,025
Total assets		5,838,837,270

Liabilities
Collateral held for securities on loan		10,293,700
Payables:
Investments bought		8,619,847
Management fees		344,312
Variation margin on futures contracts	+	38,657
Total liabilities		19,296,516
Net assets		$5,819,540,754

Net Assets by Source
Capital received from investors		$7,056,367,318
Total distributable loss	+	(1,236,826,564)
Net assets		$5,819,540,754

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,819,540,754		302,600,000		$19.23

See financial notes
Schwab U.S. REIT ETF | Semiannual Report11

Schwab U.S. REIT ETF
Statement of Operations

For the period March 1, 2023 through August 31, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated		$97,016,698
Securities on loan, net	+	120,626
Total investment income		97,137,324

Expenses
Management fees		2,016,095
Total expenses	–	2,016,095
Net investment income		95,121,229

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(44,106,419)
Net realized gains on sales of in-kind redemptions - unaffiliated		68,313,893
Net realized losses on futures contracts	+	(1,104,143)
Net realized gains		23,103,331
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(240,795,483)
Net change in unrealized appreciation (depreciation) on futures contracts	+	458,850
Net change in unrealized appreciation (depreciation)	+	(240,336,633)
Net realized and unrealized losses		(217,233,302)
Decrease in net assets resulting from operations		($122,112,073 )
See financial notes
12Schwab U.S. REIT ETF | Semiannual Report

Schwab U.S. REIT ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/23-8/31/23		3/1/22-2/28/23
Net investment income		$95,121,229	$170,738,808
Net realized gains		23,103,331	167,043,543
Net change in unrealized appreciation (depreciation)	+	(240,336,633)	(1,108,350,266)
Decrease in net assets from operations		($122,112,073 )	($770,567,915 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($89,959,495 )	($139,086,455 )

TRANSACTIONS IN FUND SHARES[1]
	3/1/23-8/31/23			3/1/22-2/28/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		31,950,000	$615,664,248	42,700,000	$901,472,496
Shares redeemed	+	(18,900,000)	(363,867,540)	(38,550,000)	(860,477,105)
Net transactions in fund shares		13,050,000	$251,796,708	4,150,000	$40,995,391

SHARES OUTSTANDING AND NET ASSETS[1]
	3/1/23-8/31/23			3/1/22-2/28/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		289,550,000	$5,779,815,614	285,400,000	$6,648,474,593
Total increase (decrease)	+	13,050,000	39,725,140	4,150,000	(868,658,979)
End of period		302,600,000	$5,819,540,754	289,550,000	$5,779,815,614

[1]
For the period ended February 28, 2023, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close on March 10,
2022. The retroactive adjustment of the share split does not change the transaction in fund share values (see financial note 12 for additional information).

See financial notes
Schwab U.S. REIT ETF | Semiannual Report13

Schwab U.S. REIT ETF
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab U.S. REIT ETF is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. REIT ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab Emerging Markets Equity ETF	Schwab Ariel ESG ETF
Schwab U.S. TIPS ETF	Schwab Crypto Thematic ETF
Schwab Municipal Bond ETF	Schwab High Yield Bond ETF
The fund issues and redeems shares at its net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s NAV can be found at www.schwabassetmanagement.com.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in certain mutual funds which are referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
14Schwab U.S. REIT ETF | Semiannual Report

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchage-traded funds (ETFs) and future contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting  fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the fund’s investments as of August 31, 2023, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreements.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2023, the fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of August 31, 2023, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
16Schwab U.S. REIT ETF | Semiannual Report

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e)  Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.  To receive a distribution, you must be a registered shareholder on the record date.  Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Schwab U.S. REIT ETF | Semiannual Report17

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Real Estate Investment Risk. Due to the composition of the index, the fund concentrates its investments in real estate companies and companies related to the real estate industry. As such, the fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets. These risks include, among others: declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses. The value of a REIT may be affected by changes in interest rates.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of its index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. The principal types of derivatives used by the fund are futures contracts. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, leverage risk and market risk, are discussed elsewhere in this section. The fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivatives transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility and could cause the fund to lose more than the initial amount invested. The fund’s use of derivatives also could create a risk of
18Schwab U.S. REIT ETF | Semiannual Report

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class (including the real estate industry, as described above), the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities which means even a small amount of leverage can have a disproportionately large impact on the fund. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual management fee, payable monthly, equal to 0.07% of the fund’s average daily net assets.
Schwab U.S. REIT ETF | Semiannual Report19

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain funds in the Fund Complex  may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of August 31, 2023, as applicable:
Schwab MarketTrack All Equity Portfolio	0.7%
Schwab MarketTrack Balanced Portfolio	0.3%
Schwab MarketTrack Conservative Portfolio	0.1%
Schwab MarketTrack Growth Portfolio	0.6%
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.1%
Schwab Target 2025 Index Fund	0.3%
Schwab Target 2030 Index Fund	0.7%
Schwab Target 2035 Index Fund	0.5%
Schwab Target 2040 Index Fund	0.7%
Schwab Target 2045 Index Fund	0.5%
Schwab Target 2050 Index Fund	0.7%
Schwab Target 2055 Index Fund	0.4%
Schwab Target 2060 Index Fund	0.5%
Schwab Target 2065 Index Fund	0.1%
Schwab VIT Balanced Portfolio	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.1%
Schwab VIT Growth Portfolio	0.2%

*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2023, the fund’s purchases and sales of securities with other funds in the Fund Complex was $1,939,301 and $36,571,321, respectively, and includes realized losses of $17,857,280.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the fund.
State Street Bank and Trust Company (State Street) serves as the fund’s transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the fund’s shares. The transfer agent is also responsible for the order-taking function for the fund’s shares.
State Street also serves as custodian and accountant for the fund. The custodian is responsible for the daily safekeeping of securities and cash held by the fund. The fund’s accountant maintains all books and records related to the fund’s transactions.
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Financial Notes, unaudited (continued)

 6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates.  Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested trustees or non-interested trustees (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount it borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser.  The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
The fund entered into equity index futures contracts during the report period.  The fund invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at August 31, 2023, are presented in the fund’s Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the fund’s Statement of Operations, if any. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.  During the period ended August 31, 2023, the month-end average notional amounts of futures contracts held by the fund was $13,493,861 and the month-end average number of contracts held was 405.

9. Purchases and Sales of Investment Securities:
For the period ended August 31, 2023, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$201,256,086	$165,216,035

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the fund generally have no effect on net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
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Financial Notes, unaudited (continued)

10. In-Kind Transactions (continued):
The in-kind transactions for the period ended August 31, 2023, were as follows:
IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
$579,837,424	$329,991,122
For the period ended August 31, 2023, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. The net realized gains or losses on sales of in-kind redemptions for the period ended August 31, 2023, are disclosed in the fund’s Statement of Operations, if any.

11. Federal Income Taxes:
As of August 31, 2023, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$6,281,264,950	$363,369,310	($820,074,196 )	($456,704,886 )

Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2023, the fund had capital loss carryforwards of $853,268,935.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of August 31, 2023.  The tax basis components of distributions paid during the fiscal year ended February 28, 2023 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$139,086,455
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of February 28, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the period ended February 28, 2023, the fund did not incur any interest or penalties.

12. Share Splits:
The Board authorized a 2-for-1 share split for the Schwab U.S. REIT ETF which applied to shareholders of record as of the close of markets on March 8, 2022, and paid after the close of  markets on March 10, 2022.  Shares began trading at their post-split price on March 11, 2022.  The share split increased the number of shares outstanding and decreased the NAV per share. The share split did not change the total value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the fund have been retroactively adjusted for the period ended February 28, 2023 to reflect the above share split.
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Financial Notes, unaudited (continued)

 13. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab U.S. REIT ETF (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on April 27, 2023 and June 6, 2023, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2023 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk
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management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees also considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking U.S. REIT indices. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Fund and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continue to increase as a result of regulatory or other developments. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all
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important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Sept. 2023 – present),
Chief Investment Officer (June 2011 – present) and Vice President (June 2011 – Sept. 2023),
Schwab Funds, Laudus Trust and Schwab ETFs.

Jonathan de St. Paer
1973
President
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.;
President (Nov. 2018 – present), Chief Executive Officer (Apr. 2019 – Sept. 2023) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Chief Financial Officer (Mar. 2020 – present) and Vice President
(Oct. 2013 – Mar. 2023), Charles Schwab Investment Management, Inc.

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Apr. 2011 – present) and
Senior Vice President (Apr. 2011 – Mar. 2023) Charles Schwab Investment Management, Inc.;
Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus
Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Jan. 2020 – present) and
Senior Vice President (Jan. 2020 – Mar. 2023) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Managing Director (Mar. 2023 – present), Chief Legal Officer (Mar. 2022 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
30Schwab U.S. REIT ETF | Semiannual Report

Schwab U.S. REIT ETF
Glossary

ask See “offer.”
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.
beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid The highest price at which someone is willing to buy a security.
cap, capitalization See “market cap.”
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations The date that the first NAV was calculated.
creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
Dow Jones Equity All REIT Capped Index A float-adjusted market cap weighted index that is designed to measure all equity real estate investment trusts (REITs) in the Dow Jones U.S. Total Stock Market Index, as defined by the S&P Dow Jones Indices REIT/RESI Industry Classification Hierarchy, that meet the minimum float market capitalization (FMC) and liquidity thresholds. The aggregate weight of all companies weighing more than 4.5% cannot exceed 22.5%, and no single company’s weight can exceed 10%. The index is reviewed daily based on each company’s capped market capitalization weight. Daily capping is only performed when the sum of companies with weights great than 5% exceeds 25%.
Dow Jones U.S. Select REIT Index An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
inception date The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity The ability to convert a security or asset quickly into cash.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask) The lowest price at which an individual is willing to sell a security.
open The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market The market that deals with the issuance of new securities.
real estate investment trust (REIT) Real estate companies that own and commonly operate income producing commercial and/or residential real estate.
REIT Spliced Index An internally calculated index, comprised of the Dow Jones U.S. Select REIT Index from the inception of the Schwab U.S. REIT ETF until the close of business on June 19, 2020, and the Dow Jones Equity All REIT Capped Index thereafter. The REIT Spliced Index is published with the permission of S&P Dow Jones Indices LLC, but is not calculated, sponsored or endorsed by S&P Dow Jones Indices LLC.
Schwab U.S. REIT ETF | Semiannual Report31

Schwab U.S. REIT ETF
rights and warrants Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread The gap between bid and ask prices of a security.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error The difference between the performance of the fund and its benchmark index, positive or negative.
32Schwab U.S. REIT ETF | Semiannual Report

Notes

Notes

Schwab U.S. REIT ETF
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Dividend Equity ETF
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Schwab Municipal Bond ETF
Schwab High Yield Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF
Active, Semi-Transparent (Also Known As Non-Transparent) ETF
Schwab Ariel ESG ETF
Thematic ETFs
Schwab Crypto Thematic ETF
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2023 Charles Schwab Investment Management, Inc., dba Schwab Asset Management. All rights reserved.
Printed on recycled paper.
*
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.
The Schwab Ariel ESG ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
•
You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•
The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.
•
These additional risks may be even greater in bad or uncertain market conditions.
•
The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.
For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information. These risks are discussed on the next page.

Schwab U.S. REIT ETF
Active semi-transparent (also referred to as non-transparent) ETFs operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk: Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction: The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio. The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction.
Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and the fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website www.schwabassetmanagement.com.
Because environmental, social and governance (ESG) strategies exclude some securities, ESG-focused products may not be able to take advantage of the same opportunities or market trends as products that do not use such strategies. Additionally, the criteria used to select companies for investment may result in investing in securities, industries or sectors that underperform the market as a whole.

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MFR63740-12
00289728

Semiannual Report | August 31, 2023
Schwab Fundamental Index* ETFs

Schwab Fundamental U.S. Broad Market Index ETF	FNDB
Schwab Fundamental U.S. Large Company Index ETF	FNDX
Schwab Fundamental U.S. Small Company Index ETF	FNDA
Schwab Fundamental International Large Company Index ETF	FNDF
Schwab Fundamental International Small Company Index ETF	FNDC
Schwab Fundamental Emerging Markets Large Company Index ETF	FNDE
*
SCHWAB is a registered trademark of Charles Schwab & Co., Inc.
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.
Schwab Fundamental Index ETFs | Semiannual Report1

Schwab Fundamental Index ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Total Returns for the 6 Months Ended August 31, 2023
Schwab Fundamental U.S. Broad Market Index ETF (Ticker Symbol: FNDB)
Market Price Return[1]	6.84%
NAV Return[1]	6.86%
Russell RAFITM US Index	6.97%
Russell 3000® Index	13.05%
ETF Category: Morningstar Large Value[2]	3.90%
Performance Details	pages 4-5

Schwab Fundamental U.S. Large Company Index ETF (Ticker Symbol: FNDX)
Market Price Return[1]	7.41%
NAV Return[1]	7.35%
Russell RAFITM US Large Company Index	7.47%
Russell 1000® Index	13.84%
ETF Category: Morningstar Large Value[2]	3.90%
Performance Details	pages 6-7

Schwab Fundamental U.S. Small Company Index ETF (Ticker Symbol: FNDA)
Market Price Return[1]	1.01%
NAV Return[1]	0.99%
Russell RAFITM US Small Company Index	1.09%
Russell 2000® Index	0.99%
ETF Category: Morningstar Small Blend[2]	0.88%
Performance Details	pages 8-9
Total Returns for the 6 Months Ended August 31, 2023
Schwab Fundamental International Large Company Index ETF (Ticker Symbol: FNDF)
Market Price Return[1]	6.03%
NAV Return[1]	5.76%
Russell RAFITM Developed ex US Large Company Index (Net)*	5.68%
MSCI EAFE® Index (Net)*	4.75%
ETF Category: Morningstar Foreign Large Value[2]	4.71%
Performance Details	pages 10-11

Schwab Fundamental International Small Company Index ETF (Ticker Symbol: FNDC)
Market Price Return[1]	3.76%
NAV Return[1]	3.51%
Russell RAFITM Developed ex US Small Company Index (Net)*	3.57%
S&P Developed ex-U.S. Small Cap Index (Net)*	1.34%
ETF Category: Morningstar Foreign Small/Mid Value[2]	3.71%
Performance Details	pages 12-13

Schwab Fundamental Emerging Markets Large Company Index ETF (Ticker Symbol: FNDE)
Market Price Return[1]	6.27%
NAV Return[1]	5.95%
Russell RAFITM Emerging Markets Large Company Index (Net)*	6.38%
MSCI Emerging Markets Index (Net)*	3.62%
ETF Category: Morningstar Diversified Emerging Markets[2]	4.51%
Performance Details	pages 14-15

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for each fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental Index ETFs are not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Index Series (the Indices) or otherwise. The Indices are compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Indices and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Indices. For full disclaimer please see the funds’ statement of additional information.
*
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
1
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
2Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental Index ETFs
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset
Management, is responsible for overseeing the investment process and portfolio management of investment strategies for passive equity Schwab Funds and Schwab ETFs, and Schwab Personalized Indexing™ separately managed accounts. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays
Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies.
Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental
U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining
Schwab in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the oversight and day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab
Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior
to joining Schwab in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

David Rios, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental
International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index
ETF. Prior to this role, Mr. Rios was an associate portfolio manager on the equity index strategies team for four years. His first role with Schwab Asset Management was as a trade operations specialist. Prior to joining
Schwab in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by
State Street Corporation).

Agnes Zau, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large
Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining Schwab in
2018, Ms. Zau was at BlackRock for three years, most recently as a multi-asset portfolio investment consultant where she advised institutional clients on asset allocation and strategy, constructed risk decomposition and portfolio optimization, and conducted scenario analyses for the core multi-asset target risk strategies. She spent the preceding three years as a derivatives specialist at Mellon Capital.

Schwab Fundamental Index ETFs | Semiannual Report3

Schwab Fundamental U.S. Broad Market Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Broad Market Index ETF (8/15/13)
Market Price Return[2]	6.84%	12.03%	10.18%	11.38%
NAV Return[2]	6.86%	12.16%	10.16%	11.37%
Russell RAFITM US Index	6.97%	12.42%	10.41%	11.66%
Russell 3000® Index	13.05%	14.76%	10.25%	12.23%
ETF Category: Morningstar Large Value[3]	3.90%	8.86%	7.23%	9.07%
Fund Expense Ratio[4]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental U.S. Broad Market Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
4Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF
Performance and Fund Facts as of August 31, 2023

Statistics1
Number of Holdings	1,714
Weighted Average Market Cap (millions)	$379,297
Price/Earnings Ratio (P/E)	15.7
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate	6% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
6
This list is not a recommendation of any security by the investment adviser.
Schwab Fundamental Index ETFs | Semiannual Report5

Schwab Fundamental U.S. Large Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Large Company Index ETF (8/15/13)
Market Price Return[2]	7.41%	12.30%	10.51%	11.49%
NAV Return[2]	7.35%	12.39%	10.50%	11.52%
Russell RAFITM US Large Company Index	7.47%	12.66%	10.76%	11.81%
Russell 1000® Index	13.84%	15.40%	10.77%	12.55%
ETF Category: Morningstar Large Value[3]	3.90%	8.86%	7.23%	9.07%
Fund Expense Ratio[4]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental U.S. Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
6Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Large Company Index ETF
Performance and Fund Facts as of August 31, 2023

Statistics1
Number of Holdings	727
Weighted Average Market Cap (millions)	$408,640
Price/Earnings Ratio (P/E)	15.8
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate	5% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
6
This list is not a recommendation of any security by the investment adviser.
Schwab Fundamental Index ETFs | Semiannual Report7

Schwab Fundamental U.S. Small Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Small Company Index ETF (8/15/13)
Market Price Return[2]	1.01%	8.98%	5.78%	9.35%
NAV Return[2]	0.99%	9.11%	5.78%	9.35%
Russell RAFITM US Small Company Index	1.09%	9.31%	5.96%	9.58%
Russell 2000® Index	0.99%	4.65%	3.14%	7.96%
ETF Category: Morningstar Small Blend[3]	0.88%	7.55%	4.33%	8.05%
Fund Expense Ratio[4]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — The Schwab Fundamental U.S. Small Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
8Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Small Company Index ETF
Performance and Fund Facts as of August 31, 2023

Statistics1
Number of Holdings	987
Weighted Average Market Cap (millions)	$5,151
Price/Earnings Ratio (P/E)	14.0
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate	13% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
5
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
6
This list is not a recommendation of any security by the investment adviser.
Schwab Fundamental Index ETFs | Semiannual Report9

Schwab Fundamental International Large Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Large Company Index ETF (8/15/13)
Market Price Return[2]	6.03%	20.01%	5.33%	5.63%
NAV Return[2]	5.76%	19.38%	5.32%	5.70%
Russell RAFITM Developed ex US Large Company Index (Net)[3]	5.68%	19.38%	5.34%	5.80%
MSCI EAFE® Index (Net)[3]	4.75%	17.92%	4.14%	4.93%
ETF Category: Morningstar Foreign Large Value[4]	4.71%	18.50%	3.68%	4.02%
Fund Expense Ratio[5]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — The Schwab Fundamental International Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Developed ex US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
5
As stated in the prospectus.
10Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental International Large Company Index ETF
Performance and Fund Facts as of August 31, 2023

Statistics1
Number of Holdings	926
Weighted Average Market Cap (millions)	$65,747
Price/Earnings Ratio (P/E)	9.7
Price/Book Ratio (P/B)	1.1
Portfolio Turnover Rate	6% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets5

Country Weightings % of Investments6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
5
This list is not a recommendation of any security by the investment adviser.
6
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab Fundamental Index ETFs | Semiannual Report11

Schwab Fundamental International Small Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Small Company Index ETF (8/15/13)
Market Price Return[2]	3.76%	13.02%	2.01%	5.40%
NAV Return[2]	3.51%	12.40%	2.01%	5.47%
Russell RAFITM Developed ex US Small Company Index (Net)[3]	3.57%	12.61%	2.23%	5.81%
S&P Developed ex-U.S. Small Cap Index (Net)[3]	1.34%	10.07%	1.43%	5.26%
ETF Category: Morningstar Foreign Small/Mid Value[4]	3.71%	15.35%	3.35%	5.14%
Fund Expense Ratio[5]: 0.39%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — The Schwab Fundamental International Small Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Developed ex US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
5
As stated in the prospectus.
12Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental International Small Company Index ETF
Performance and Fund Facts as of August 31, 2023

Statistics1
Number of Holdings	1,747
Weighted Average Market Cap (millions)	$3,590
Price/Earnings Ratio (P/E)	11.9
Price/Book Ratio (P/B)	1.0
Portfolio Turnover Rate	13% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets5

Country Weightings % of Investments6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
5
This list is not a recommendation of any security by the investment adviser.
6
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab Fundamental Index ETFs | Semiannual Report13

Schwab Fundamental Emerging Markets Large Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Emerging Markets Large Company Index ETF (8/15/13)
Market Price Return[2]	6.27%	8.52%	2.78%	3.59%
NAV Return[2]	5.95%	7.66%	2.78%	3.58%
Russell RAFITM Emerging Markets Large Company Index (Net)[3]	6.38%	8.54%	3.07%	4.02%
MSCI Emerging Markets Index (Net)[3]	3.62%	1.25%	0.98%	2.99%
ETF Category: Morningstar Diversified Emerging Markets[4]	4.51%	4.91%	1.75%	3.01%
Fund Expense Ratio[5]: 0.39%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — The Schwab Fundamental Emerging Markets Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Emerging Markets Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
5
As stated in the prospectus.
14Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Performance and Fund Facts as of August 31, 2023

Statistics1
Number of Holdings	363
Weighted Average Market Cap (millions)	$80,189
Price/Earnings Ratio (P/E)	7.7
Price/Book Ratio (P/B)	1.1
Portfolio Turnover Rate	9% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets5

Country Weightings % of Investments6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
4
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
5
This list is not a recommendation of any security by the investment adviser.
6
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab Fundamental Index ETFs | Semiannual Report15

Schwab Fundamental Index ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2023 and held through August 31, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 3/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 8/31/23	EXPENSES PAID DURING PERIOD 3/1/23-8/31/23 [2]
Schwab Fundamental U.S. Broad Market Index ETF
Actual Return	0.25%	$1,000.00	$1,068.60	$1.30
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.88	$1.27
Schwab Fundamental U.S. Large Company Index ETF
Actual Return	0.25%	$1,000.00	$1,073.50	$1.30
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.88	$1.27
Schwab Fundamental U.S. Small Company Index ETF
Actual Return	0.25%	$1,000.00	$1,009.90	$1.26
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.88	$1.27
Schwab Fundamental International Large Company Index ETF
Actual Return	0.25%	$1,000.00	$1,057.60	$1.29
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.88	$1.27
Schwab Fundamental International Small Company Index ETF
Actual Return	0.39%	$1,000.00	$1,035.10	$2.00
Hypothetical 5% Return	0.39%	$1,000.00	$1,023.18	$1.98
Schwab Fundamental Emerging Markets Large Company Index ETF
Actual Return	0.39%	$1,000.00	$1,059.50	$2.02
Hypothetical 5% Return	0.39%	$1,000.00	$1,023.18	$1.98

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by 366 days in the fiscal year.

16Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/23– 8/31/23*	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19
Per-Share Data
Net asset value at beginning of period	$54.33	$56.34	$48.26	$37.17	$37.60	$36.95
Income (loss) from investment operations:
Net investment income (loss)[1]	0.58	1.08	0.98	0.92	0.94	0.84
Net realized and unrealized gains (losses)	3.11	(2.05)	8.04	11.13	(0.43)	0.62
Total from investment operations	3.69	(0.97)	9.02	12.05	0.51	1.46
Less distributions:
Distributions from net investment income	(0.52)	(1.04)	(0.94)	(0.96)	(0.94)	(0.81)
Net asset value at end of period	$57.50	$54.33	$56.34	$48.26	$37.17	$37.60
Total return	6.86%[2]	(1.63%)	18.80%	33.35%	1.25%	3.98%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%[3]	0.25%[4]	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	2.09%[3]	2.02%	1.79%	2.36%	2.38%	2.26%
Portfolio turnover rate[5]	6%[2]	12%	13%	14%	13%	11%
Net assets, end of period (x 1,000)	$540,473	$486,280	$425,341	$284,726	$262,018	$276,382

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report17

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.5%
Adient plc *	3,223	126,245
American Axle & Manufacturing Holdings, Inc. *	7,262	54,828
Aptiv plc *	4,026	408,438
Autoliv, Inc.	2,330	227,408
BorgWarner, Inc.	7,702	313,857
Cooper-Standard Holdings, Inc. *	5,302	79,212
Dana, Inc.	8,031	129,379
Dorman Products, Inc. *	416	34,324
Ford Motor Co.	147,988	1,795,094
Fox Factory Holding Corp. *	257	28,478
General Motors Co.	77,150	2,585,297
Gentex Corp.	6,062	197,985
Gentherm, Inc. *	581	34,982
Harley-Davidson, Inc.	3,477	117,349
LCI Industries	620	77,674
Lear Corp.	2,955	425,786
Modine Manufacturing Co. *	1,495	71,147
Patrick Industries, Inc.	688	57,544
Phinia, Inc. *	1,527	42,451
Standard Motor Products, Inc.	879	32,549
Stoneridge, Inc. *	981	20,160
Tesla, Inc. *	2,302	594,100
The Goodyear Tire & Rubber Co. *	23,573	304,327
Thor Industries, Inc.	2,058	215,720
Visteon Corp. *	735	102,363
Winnebago Industries, Inc.	880	57,068
		8,133,765

Banks 6.3%
1st Source Corp.	273	12,200
Ameris Bancorp	710	28,932
Associated Banc-Corp.	3,356	58,159
Axos Financial, Inc. *	672	28,956
BancFirst Corp.	79	7,551
Bank of America Corp.	171,389	4,913,723
Bank of Hawaii Corp.	771	41,434
Bank OZK	1,708	68,610
BankUnited, Inc.	2,690	70,612
Banner Corp.	587	25,564
BOK Financial Corp.	418	34,740
Brookline Bancorp, Inc.	1,433	13,714
Cadence Bank	2,259	51,686
Capitol Federal Financial, Inc.	3,410	19,335
Cathay General Bancorp	1,218	43,397
Central Pacific Financial Corp.	863	14,645
Citigroup, Inc.	113,230	4,675,267
Citizens Financial Group, Inc.	13,195	371,175
City Holding Co.	180	16,445
Columbia Banking System, Inc.	3,138	64,266
Comerica, Inc.	4,583	220,488
Commerce Bancshares, Inc.	1,080	53,017
SECURITY	NUMBER OF SHARES	VALUE ($)
Community Bank System, Inc.	605	28,768
ConnectOne Bancorp, Inc.	346	6,616
Credicorp Ltd.	1,633	230,955
Cullen/Frost Bankers, Inc.	577	54,544
Customers Bancorp, Inc. *	575	20,205
CVB Financial Corp.	1,673	29,211
Eagle Bancorp, Inc.	707	17,010
East West Bancorp, Inc.	1,727	95,572
Eastern Bankshares, Inc.	1,077	14,496
Enterprise Financial Services Corp.	309	11,961
F.N.B. Corp.	6,037	70,210
Fifth Third Bancorp	16,252	431,491
First BanCorp	2,185	30,284
First Bancorp/Southern Pines NC	329	9,752
First Busey Corp.	886	17,897
First Citizens BancShares, Inc., Class A	77	104,751
First Commonwealth Financial Corp.	1,413	18,468
First Financial Bancorp	1,583	32,895
First Financial Bankshares, Inc.	770	22,114
First Hawaiian, Inc.	2,951	55,803
First Horizon Corp.	6,341	79,580
First Interstate BancSystem, Inc., Class A	1,060	27,465
First Merchants Corp.	758	22,619
Fulton Financial Corp.	2,876	38,337
Glacier Bancorp, Inc.	1,040	31,418
Hancock Whitney Corp.	1,358	56,017
Hanmi Financial Corp.	675	11,691
Heartland Financial USA, Inc.	571	17,495
Heritage Financial Corp.	502	8,644
Hilltop Holdings, Inc.	1,494	45,403
HomeStreet, Inc.	1,089	10,291
Hope Bancorp, Inc.	3,245	31,379
Huntington Bancshares, Inc.	22,052	244,557
Independent Bank Corp.	380	20,528
Independent Bank Group, Inc.	443	18,695
International Bancshares Corp.	763	34,167
JPMorgan Chase & Co.	66,652	9,753,187
Kearny Financial Corp.	1,571	11,641
KeyCorp	25,326	286,944
Lakeland Bancorp, Inc.	399	5,390
Lakeland Financial Corp.	221	11,521
M&T Bank Corp.	3,509	438,800
NBT Bancorp, Inc.	618	21,272
New York Community Bancorp, Inc.	14,459	177,556
Northwest Bancshares, Inc.	2,087	22,957
OceanFirst Financial Corp.	794	13,395
OFG Bancorp	772	23,284
Old National Bancorp	3,905	59,590
Pacific Premier Bancorp, Inc.	1,081	24,885
PacWest Bancorp	5,112	40,640
Park National Corp.	190	19,334
Pathward Financial, Inc.	400	19,708
Pinnacle Financial Partners, Inc.	756	50,319
Popular, Inc.	1,993	136,082
Premier Financial Corp.	358	6,745
Prosperity Bancshares, Inc.	1,048	59,537
Provident Financial Services, Inc.	1,242	20,468
See financial notes
18Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Regions Financial Corp.	16,285	298,667
Renasant Corp.	860	23,951
S&T Bancorp, Inc.	633	17,933
Sandy Spring Bancorp, Inc.	754	16,769
Simmons First National Corp., Class A	2,220	39,560
Southside Bancshares, Inc.	487	14,659
SouthState Corp.	642	46,417
Synovus Financial Corp.	2,715	84,056
Texas Capital Bancshares, Inc. *	716	44,707
The Bank of N.T. Butterfield & Son Ltd.	979	28,508
The PNC Financial Services Group, Inc.	8,643	1,043,469
Tompkins Financial Corp.	217	11,269
Towne Bank	948	22,373
TriCo Bancshares	302	10,371
Truist Financial Corp.	21,776	665,257
Trustmark Corp.	1,271	29,284
U.S. Bancorp	37,024	1,352,487
UMB Financial Corp.	585	36,978
United Bankshares, Inc.	1,644	49,452
United Community Banks, Inc.	1,025	27,675
Valley National Bancorp	6,148	56,439
Veritex Holdings, Inc.	424	7,975
Washington Federal, Inc.	1,728	46,967
Washington Trust Bancorp, Inc.	345	9,660
Webster Financial Corp.	1,431	60,689
Wells Fargo & Co.	133,564	5,514,858
WesBanco, Inc.	1,038	26,324
Westamerica BanCorp	285	12,549
Western Alliance Bancorp	1,019	50,960
Wintrust Financial Corp.	773	59,993
WSFS Financial Corp.	572	22,480
Zions Bancorp NA	5,129	182,079
		33,953,275

Capital Goods 7.5%
3M Co.	14,712	1,569,329
A.O. Smith Corp.	2,054	148,915
AAON, Inc.	406	25,602
AAR Corp. *	992	61,107
Acuity Brands, Inc.	877	141,443
Advanced Drainage Systems, Inc.	331	42,421
AECOM	2,733	239,821
AerCap Holdings N.V. *	2,451	150,786
AGCO Corp.	1,482	191,963
Air Lease Corp.	2,485	101,289
Alamo Group, Inc.	166	28,494
Albany International Corp., Class A	409	37,922
Allegion plc	1,022	116,314
Allison Transmission Holdings, Inc.	4,048	244,702
American Woodmark Corp. *	838	65,087
AMETEK, Inc.	1,697	270,688
API Group Corp. *	2,181	61,395
Apogee Enterprises, Inc.	907	45,767
Applied Industrial Technologies, Inc.	552	85,212
Arcosa, Inc.	1,035	80,958
Argan, Inc.	438	18,606
Armstrong World Industries, Inc.	795	60,889
Astec Industries, Inc.	868	47,584
Atkore, Inc. *	384	59,124
AZZ, Inc.	848	41,637
Barnes Group, Inc.	1,537	60,404
Beacon Roofing Supply, Inc. *	1,214	96,938
BlueLinx Holdings, Inc. *	167	14,906
Boise Cascade Co.	1,655	181,007
BWX Technologies, Inc.	1,253	92,421
Carlisle Cos., Inc.	750	197,265
Carrier Global Corp.	13,142	755,008
SECURITY	NUMBER OF SHARES	VALUE ($)
Caterpillar, Inc.	7,701	2,164,982
Columbus McKinnon Corp.	610	22,979
Comfort Systems USA, Inc.	429	79,181
Construction Partners, Inc., Class A *	466	16,194
Core & Main, Inc., Class A *	813	26,699
Crane Co.	710	64,695
CSW Industrials, Inc.	122	21,915
Cummins, Inc.	3,442	791,798
Curtiss-Wright Corp.	610	126,874
Deere & Co.	2,526	1,038,034
Donaldson Co., Inc.	1,785	114,008
Douglas Dynamics, Inc.	469	14,197
Dover Corp.	1,891	280,435
Ducommun, Inc. *	145	6,593
DXP Enterprises, Inc. *	662	23,547
Dycom Industries, Inc. *	784	78,345
Eaton Corp. plc	6,068	1,397,885
EMCOR Group, Inc.	1,233	276,500
Emerson Electric Co.	9,727	955,678
Encore Wire Corp.	331	54,552
Enerpac Tool Group Corp.	617	16,165
EnerSys	1,005	105,505
EnPro Industries, Inc.	336	45,827
Esab Corp.	701	50,591
ESCO Technologies, Inc.	299	31,996
Fastenal Co.	5,908	340,183
Federal Signal Corp.	793	48,333
Flowserve Corp.	2,911	115,188
Fluor Corp. *	4,014	140,450
Fortive Corp.	2,482	195,706
Fortune Brands Innovations, Inc.	3,221	222,313
Franklin Electric Co., Inc.	529	51,160
FTAI Aviation Ltd.	669	24,726
Gates Industrial Corp. plc *	2,738	33,623
GATX Corp.	832	98,292
Generac Holdings, Inc. *	580	68,910
General Dynamics Corp.	4,573	1,036,425
General Electric Co.	19,604	2,243,874
Gibraltar Industries, Inc. *	657	49,295
GMS, Inc. *	1,032	71,559
Graco, Inc.	1,383	109,174
GrafTech International Ltd.	11,342	40,151
Granite Construction, Inc.	1,711	70,647
Great Lakes Dredge & Dock Corp. *	2,403	21,219
Griffon Corp.	882	36,929
H&E Equipment Services, Inc.	990	44,867
HEICO Corp.	445	75,076
Herc Holdings, Inc.	481	62,597
Hexcel Corp.	1,524	111,709
Hillenbrand, Inc.	1,155	55,948
Hillman Solutions Corp. *	1,259	11,394
Honeywell International, Inc.	9,343	1,755,923
Howmet Aerospace, Inc.	5,417	267,979
Hubbell, Inc.	640	208,672
Huntington Ingalls Industries, Inc.	1,033	227,591
IDEX Corp.	608	137,651
Illinois Tool Works, Inc.	3,678	909,753
Ingersoll Rand, Inc.	1,899	132,189
ITT, Inc.	1,271	129,998
JELD-WEN Holding, Inc. *	6,151	92,757
John Bean Technologies Corp.	393	43,195
Johnson Controls International plc	11,359	670,863
Kadant, Inc.	116	25,490
Kaman Corp.	1,393	31,245
Kennametal, Inc.	2,470	65,381
Kratos Defense & Security Solutions, Inc. *	1,429	22,993
L3Harris Technologies, Inc.	3,119	555,463
Lennox International, Inc.	416	156,753
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report19

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Lincoln Electric Holdings, Inc.	702	135,107
Lindsay Corp.	105	13,031
Lockheed Martin Corp.	3,352	1,502,869
Masco Corp.	4,662	275,105
Masonite International Corp. *	729	74,876
MasTec, Inc. *	1,376	136,898
McGrath RentCorp	343	34,677
MDU Resources Group, Inc.	5,002	101,841
Mercury Systems, Inc. *	458	17,977
Moog, Inc., Class A	717	83,287
MRC Global, Inc. *	3,925	36,581
MSC Industrial Direct Co., Inc., Class A	1,255	128,085
Mueller Industries, Inc.	1,240	95,678
Mueller Water Products, Inc., Class A	2,864	40,440
MYR Group, Inc. *	349	49,582
National Presto Industries, Inc.	211	15,793
Nordson Corp.	451	110,107
Northrop Grumman Corp.	1,993	863,148
NOW, Inc. *	5,249	58,631
nVent Electric plc	2,542	143,725
Oshkosh Corp.	2,337	242,651
Otis Worldwide Corp.	2,925	250,234
Owens Corning	2,580	371,288
PACCAR, Inc.	9,418	775,007
Parker-Hannifin Corp.	1,486	619,513
Parsons Corp. *	541	30,848
Pentair plc	3,060	214,996
PGT Innovations, Inc. *	911	25,681
Primoris Services Corp.	2,504	88,566
Proto Labs, Inc. *	710	20,945
Quanex Building Products Corp.	1,042	28,113
Quanta Services, Inc.	1,743	365,803
RBC Bearings, Inc. *	135	31,123
Regal Rexnord Corp.	950	154,081
Resideo Technologies, Inc. *	4,936	83,221
REV Group, Inc.	1,614	21,918
Rockwell Automation, Inc.	1,169	364,822
RTX Corp.	14,478	1,245,687
Rush Enterprises, Inc., Class A	2,280	94,415
Sensata Technologies Holding plc	2,828	106,389
Simpson Manufacturing Co., Inc.	576	92,022
SiteOne Landscape Supply, Inc. *	379	64,881
Snap-on, Inc.	978	262,691
Spirit AeroSystems Holdings, Inc., Class A	4,712	100,460
SPX Technologies, Inc. *	357	28,210
Standex International Corp.	214	32,877
Stanley Black & Decker, Inc.	4,991	471,051
Sterling Infrastructure, Inc. *	487	40,304
Tennant Co.	364	30,005
Terex Corp.	1,611	97,643
Textainer Group Holdings Ltd.	703	27,860
Textron, Inc.	4,713	366,247
The AZEK Co., Inc. *	859	29,215
The Boeing Co. *	8,455	1,894,174
The Gorman-Rupp Co.	610	19,605
The Greenbrier Cos., Inc.	2,168	92,270
The Manitowoc Co., Inc. *	2,357	39,880
The Middleby Corp. *	656	95,507
The Shyft Group, Inc.	669	10,490
The Timken Co.	1,291	98,658
The Toro Co.	1,054	107,845
Titan Machinery, Inc. *	578	17,930
TPI Composites, Inc. *	1,243	6,277
Trane Technologies plc	2,278	467,582
TransDigm Group, Inc. *	495	447,406
Trex Co., Inc. *	849	60,593
Trinity Industries, Inc.	2,378	59,616
Triton International Ltd.	1,267	106,314
SECURITY	NUMBER OF SHARES	VALUE ($)
Tutor Perini Corp. *	7,819	69,511
UFP Industries, Inc.	1,654	172,595
United Rentals, Inc.	1,283	611,401
Valmont Industries, Inc.	260	65,910
Veritiv Corp.	588	98,978
Vertiv Holdings Co.	1,573	61,960
W.W. Grainger, Inc.	538	384,207
Wabash National Corp.	1,941	43,770
Watsco, Inc.	470	171,339
Watts Water Technologies, Inc., Class A	307	57,952
WESCO International, Inc.	1,012	163,792
Westinghouse Air Brake Technologies Corp.	2,111	237,530
WillScot Mobile Mini Holdings Corp. *	715	29,329
Woodward, Inc.	797	103,108
Xylem, Inc.	1,817	188,132
Zurn Elkay Water Solutions Corp., Class C	910	26,954
		40,660,643

Commercial & Professional Services 1.4%
ABM Industries, Inc.	2,430	110,371
ACCO Brands Corp.	7,130	38,003
ASGN, Inc. *	1,086	89,226
Automatic Data Processing, Inc.	2,940	748,553
Barrett Business Services, Inc.	140	13,395
Booz Allen Hamilton Holding Corp., Class A	1,673	189,568
BrightView Holdings, Inc. *	3,186	26,380
Broadridge Financial Solutions, Inc.	1,134	211,162
CACI International, Inc., Class A *	429	140,716
Casella Waste Systems, Inc., Class A *	207	16,305
CBIZ, Inc. *	542	30,412
Ceridian HCM Holding, Inc. *	213	15,447
Cimpress plc *	892	57,632
Cintas Corp.	689	347,373
Clarivate plc *	2,780	20,655
Clean Harbors, Inc. *	635	107,531
Concentrix Corp.	685	54,684
Conduent, Inc. *	10,062	31,595
Copart, Inc. *	3,312	148,477
CoreCivic, Inc. *	8,187	88,092
CRA International, Inc.	58	6,301
CSG Systems International, Inc.	582	31,608
Deluxe Corp.	3,456	69,880
Dun & Bradstreet Holdings, Inc.	2,537	27,653
Ennis, Inc.	467	9,947
Enviri Corp. *	5,014	37,354
Equifax, Inc.	711	146,964
ExlService Holdings, Inc. *	1,050	30,692
Exponent, Inc.	246	22,106
FTI Consulting, Inc. *	491	91,238
Genpact Ltd.	2,742	102,359
Healthcare Services Group, Inc.	4,069	46,997
Heidrick & Struggles International, Inc.	451	11,947
HNI Corp.	1,968	64,472
Huron Consulting Group, Inc. *	248	24,788
ICF International, Inc.	322	43,489
Insperity, Inc.	328	33,236
Interface, Inc.	2,717	28,067
Jacobs Solutions, Inc.	2,332	314,400
KBR, Inc.	1,768	108,767
Kelly Services, Inc., Class A	4,834	89,381
Kforce, Inc.	576	36,086
Korn Ferry	1,136	57,913
Leidos Holdings, Inc.	3,174	309,497
ManpowerGroup, Inc.	3,994	315,007
Matthews International Corp., Class A	1,046	44,120
Maximus, Inc.	1,544	124,786
MillerKnoll, Inc.	2,784	53,174
See financial notes
20Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MSA Safety, Inc.	301	54,987
NV5 Global, Inc. *	62	6,310
OPENLANE, Inc. *	3,965	61,894
Paychex, Inc.	2,501	305,697
Paycom Software, Inc.	106	31,253
Pitney Bowes, Inc.	15,117	49,735
Republic Services, Inc.	2,196	316,509
Resources Connection, Inc.	1,203	18,659
Robert Half International, Inc.	2,733	202,133
Rollins, Inc.	1,135	44,912
Science Applications International Corp.	1,225	144,133
SP Plus Corp. *	428	16,765
SS&C Technologies Holdings, Inc.	2,584	148,373
Steelcase, Inc., Class A	7,076	64,179
Stericycle, Inc. *	1,377	60,877
Tetra Tech, Inc.	520	81,822
The Brink's Co.	780	59,132
The GEO Group, Inc. *	9,193	66,557
TransUnion	1,558	126,541
TriNet Group, Inc. *	545	60,457
TrueBlue, Inc. *	2,479	37,507
TTEC Holdings, Inc.	360	10,714
UniFirst Corp.	356	62,702
Verisk Analytics, Inc.	987	239,071
Verra Mobility Corp. *	952	16,936
Waste Management, Inc.	4,469	700,650
		7,756,311

Consumer Discretionary Distribution & Retail 4.3%
1-800-Flowers.com, Inc., Class A *	1,575	11,860
Abercrombie & Fitch Co., Class A *	3,072	165,120
Academy Sports & Outdoors, Inc.	1,531	83,547
Advance Auto Parts, Inc.	1,645	113,209
Amazon.com, Inc. *	47,558	6,563,480
American Eagle Outfitters, Inc.	6,910	117,194
America's Car-Mart, Inc. *	198	22,039
Arko Corp.	1,871	14,089
Asbury Automotive Group, Inc. *	521	119,830
AutoNation, Inc. *	1,741	273,494
AutoZone, Inc. *	100	253,133
Bath & Body Works, Inc.	5,027	185,345
Best Buy Co., Inc.	11,148	852,265
Big 5 Sporting Goods Corp.	1,823	14,456
Big Lots, Inc.	9,288	57,586
Boot Barn Holdings, Inc. *	310	28,442
Burlington Stores, Inc. *	607	98,492
Caleres, Inc.	966	27,695
Camping World Holdings, Inc., Class A	601	14,863
CarMax, Inc. *	4,526	369,684
Chico's FAS, Inc. *	4,766	24,450
Citi Trends, Inc. *	792	17,131
Conn's, Inc. *	2,522	10,542
ContextLogic, Inc., Class A *(a)	1,048	5,612
Designer Brands, Inc., Class A	2,919	30,679
Dick's Sporting Goods, Inc.	1,370	159,386
Dillard's, Inc., Class A	145	50,042
eBay, Inc.	17,504	783,829
Etsy, Inc. *	487	35,829
Five Below, Inc. *	271	46,601
Floor & Decor Holdings, Inc., Class A *	512	51,046
Foot Locker, Inc.	5,103	100,121
GameStop Corp., Class A *	3,241	60,121
Genesco, Inc. *	840	28,795
Genuine Parts Co.	1,948	299,466
Group 1 Automotive, Inc.	789	208,627
Groupon, Inc. *	2,367	29,280
Guess?, Inc.	1,538	37,004
SECURITY	NUMBER OF SHARES	VALUE ($)
Haverty Furniture Cos., Inc.	875	27,387
Hibbett, Inc.	625	28,944
Kohl's Corp.	18,898	503,443
Leslie's, Inc. *	569	3,562
Lithia Motors, Inc.	879	270,750
LKQ Corp.	5,253	275,940
LL Flooring Holdings, Inc. *	1,783	6,151
Lowe’s Cos., Inc.	8,569	1,974,983
Macy's, Inc.	18,407	225,118
MarineMax, Inc. *	1,072	35,665
MercadoLibre, Inc. *	33	45,288
Monro, Inc.	740	24,228
Murphy USA, Inc.	630	200,113
National Vision Holdings, Inc. *	1,030	18,859
Nordstrom, Inc.	6,439	104,441
Ollie's Bargain Outlet Holdings, Inc. *	866	66,751
O'Reilly Automotive, Inc. *	587	551,604
Overstock.com, Inc. *	1,516	39,583
Penske Automotive Group, Inc.	847	139,162
Petco Health & Wellness Co., Inc. *	1,185	6,032
PetMed Express, Inc.	731	8,238
Pool Corp.	287	104,927
Qurate Retail, Inc. *	156,120	120,993
RH *	157	57,335
Ross Stores, Inc.	3,637	443,023
Sally Beauty Holdings, Inc. *	5,400	54,864
Shoe Carnival, Inc.	762	17,625
Signet Jewelers Ltd.	1,197	89,775
Sleep Number Corp. *	1,746	44,663
Sonic Automotive, Inc., Class A	1,139	60,731
Sportsman's Warehouse Holdings, Inc. *	2,162	10,399
Stitch Fix, Inc., Class A *	5,270	23,135
The Aaron's Co., Inc.	2,925	35,305
The Buckle, Inc.	851	31,096
The Children's Place, Inc. *	683	18,106
The Container Store Group, Inc. *	2,126	4,975
The Gap, Inc.	14,791	171,280
The Home Depot, Inc.	11,841	3,911,082
The ODP Corp. *	3,297	162,608
The TJX Cos., Inc.	13,403	1,239,509
Tractor Supply Co.	1,171	255,863
Ulta Beauty, Inc. *	383	158,956
Upbound Group, Inc.	1,939	59,372
Urban Outfitters, Inc. *	2,960	98,302
Valvoline, Inc.	1,700	58,548
Victoria's Secret & Co. *	2,047	39,261
Vroom, Inc. *	15,100	19,781
Wayfair, Inc., Class A *	457	31,583
Williams-Sonoma, Inc.	1,335	188,502
Zumiez, Inc. *	1,185	22,503
		23,454,728

Consumer Durables & Apparel 1.8%
Acushnet Holdings Corp.	570	33,374
Beazer Homes USA, Inc. *	1,751	51,322
Brunswick Corp.	1,890	149,537
Capri Holdings Ltd. *	3,141	164,871
Carter's, Inc.	1,528	109,359
Cavco Industries, Inc. *	145	40,530
Century Communities, Inc.	929	68,978
Columbia Sportswear Co.	876	64,246
Crocs, Inc. *	510	49,643
D.R. Horton, Inc.	7,123	847,780
Deckers Outdoor Corp. *	286	151,320
Ethan Allen Interiors, Inc.	929	29,152
Fossil Group, Inc. *	6,730	14,268
Garmin Ltd.	1,021	108,246
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report21

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
G-III Apparel Group Ltd. *	3,478	69,038
GoPro, Inc., Class A *	1,401	5,093
Hanesbrands, Inc.	25,525	134,006
Hasbro, Inc.	2,600	187,200
Helen of Troy Ltd. *	676	83,094
Installed Building Products, Inc.	266	38,498
iRobot Corp. *	969	37,684
KB Home	2,985	151,638
Kontoor Brands, Inc.	823	37,685
La-Z-Boy, Inc.	1,898	58,553
Leggett & Platt, Inc.	3,964	111,785
Lennar Corp., Class A	7,031	837,322
LGI Homes, Inc. *	518	63,766
Lululemon Athletica, Inc. *	546	208,168
M.D.C. Holdings, Inc.	2,382	113,026
M/I Homes, Inc. *	1,171	114,969
Malibu Boats, Inc., Class A *	281	13,645
Mattel, Inc. *	3,777	83,698
Meritage Homes Corp.	1,298	180,474
Mohawk Industries, Inc. *	2,720	275,781
Movado Group, Inc.	387	10,584
Newell Brands, Inc.	14,219	150,437
NIKE, Inc., Class B	11,114	1,130,405
NVR, Inc. *	59	376,263
Oxford Industries, Inc.	263	26,560
Peloton Interactive, Inc., Class A *	989	6,310
Polaris, Inc.	1,312	147,062
PulteGroup, Inc.	8,432	691,930
PVH Corp.	3,228	269,861
Ralph Lauren Corp.	1,176	137,157
SharkNinja, Inc. *	989	34,536
Skechers U.S.A., Inc., Class A *	2,470	124,266
Skyline Champion Corp. *	549	39,127
Smith & Wesson Brands, Inc.	2,711	31,827
Sonos, Inc. *	1,220	16,812
Steven Madden Ltd.	1,985	68,483
Sturm Ruger & Co., Inc.	613	31,619
Tapestry, Inc.	4,945	164,767
Taylor Morrison Home Corp. *	4,000	189,600
Tempur Sealy International, Inc.	2,660	124,275
Toll Brothers, Inc.	3,565	292,080
TopBuild Corp. *	417	120,963
Topgolf Callaway Brands Corp. *	1,168	20,370
Tri Pointe Homes, Inc. *	5,566	173,103
Tupperware Brands Corp. *	14,959	37,248
Under Armour, Inc., Class A *	8,219	62,793
VF Corp.	12,265	242,356
Vista Outdoor, Inc. *	1,381	40,394
Whirlpool Corp.	3,041	425,618
Wolverine World Wide, Inc.	3,847	31,084
YETI Holdings, Inc. *	633	31,618
		9,937,257

Consumer Services 2.2%
ADT, Inc.	7,123	45,730
Adtalem Global Education, Inc. *	1,482	64,986
Airbnb, Inc., Class A *	105	13,813
Aramark	5,107	189,878
Arcos Dorados Holdings, Inc., Class A	2,669	26,343
BJ's Restaurants, Inc. *	718	21,116
Bloomin' Brands, Inc.	2,152	60,385
Booking Holdings, Inc. *	457	1,418,999
Boyd Gaming Corp.	960	64,195
Bright Horizons Family Solutions, Inc. *	638	60,240
Brinker International, Inc. *	1,170	38,294
Caesars Entertainment, Inc. *	1,274	70,401
Carnival Corp. *	43,017	680,529
SECURITY	NUMBER OF SHARES	VALUE ($)
Carriage Services, Inc.	214	6,595
Chipotle Mexican Grill, Inc. *	94	181,104
Choice Hotels International, Inc.	178	22,588
Churchill Downs, Inc.	519	65,020
Cracker Barrel Old Country Store, Inc.	755	62,235
Darden Restaurants, Inc.	1,574	244,773
Dave & Buster's Entertainment, Inc. *	771	30,277
Denny's Corp. *	1,629	15,524
Dine Brands Global, Inc.	231	12,654
Domino’s Pizza, Inc.	535	207,259
DoorDash, Inc., Class A *	276	23,220
Everi Holdings, Inc. *	955	13,809
Expedia Group, Inc. *	1,514	164,102
Frontdoor, Inc. *	906	29,735
Graham Holdings Co., Class B	125	73,291
Grand Canyon Education, Inc. *	682	79,965
H&R Block, Inc.	2,701	107,986
Hilton Grand Vacations, Inc. *	840	36,725
Hilton Worldwide Holdings, Inc.	1,935	287,638
Hyatt Hotels Corp., Class A	709	79,699
International Game Technology plc	2,553	81,747
Jack in the Box, Inc.	793	63,733
Las Vegas Sands Corp.	6,513	357,303
Laureate Education, Inc.	4,329	60,303
Light & Wonder, Inc. *	1,336	102,431
Marriott International, Inc., Class A	2,170	441,617
Marriott Vacations Worldwide Corp.	601	65,323
McDonald’s Corp.	7,149	2,009,941
MGM Resorts International	7,998	351,752
Norwegian Cruise Line Holdings Ltd. *	5,087	84,292
Papa John's International, Inc.	231	17,487
Penn Entertainment, Inc. *	2,957	70,051
Perdoceo Education Corp.	1,880	31,152
Planet Fitness, Inc., Class A *	537	32,650
Red Rock Resorts, Inc., Class A	655	28,774
Royal Caribbean Cruises Ltd. *	3,868	382,700
Sabre Corp. *	12,036	60,180
SeaWorld Entertainment, Inc. *	319	15,535
Service Corp. International	1,706	107,666
Six Flags Entertainment Corp. *	3,076	70,625
Starbucks Corp.	15,535	1,513,730
Strategic Education, Inc.	448	34,720
Stride, Inc. *	812	34,502
Texas Roadhouse, Inc.	769	80,053
The Cheesecake Factory, Inc.	877	27,932
The Wendy's Co.	2,910	57,589
Travel & Leisure Co.	2,566	103,153
Vail Resorts, Inc.	425	96,186
Wingstop, Inc.	82	13,173
WW International, Inc. *	4,375	42,481
Wyndham Hotels & Resorts, Inc.	897	67,625
Wynn Resorts Ltd.	1,381	140,006
Yum! Brands, Inc.	3,818	493,973
		11,639,493

Consumer Staples Distribution & Retail 3.1%
BJ's Wholesale Club Holdings, Inc. *	1,048	70,625
Casey's General Stores, Inc.	919	224,613
Costco Wholesale Corp.	5,156	2,832,088
Dollar General Corp.	3,390	469,515
Dollar Tree, Inc. *	2,933	358,882
Grocery Outlet Holding Corp. *	1,263	38,964
Ingles Markets, Inc., Class A	753	58,832
Performance Food Group Co. *	3,964	246,283
PriceSmart, Inc.	882	70,101
Rite Aid Corp. *(b)	17,517	13,488
SpartanNash Co.	3,866	84,124
See financial notes
22Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sprouts Farmers Market, Inc. *	3,494	142,520
Sysco Corp.	8,131	566,324
Target Corp.	12,622	1,597,314
The Andersons, Inc.	1,598	82,073
The Chefs' Warehouse, Inc. *	492	14,042
The Kroger Co.	32,436	1,504,706
United Natural Foods, Inc. *	3,341	67,254
US Foods Holding Corp. *	9,016	364,517
Walgreens Boots Alliance, Inc.	58,171	1,472,308
Walmart, Inc.	39,252	6,382,768
Weis Markets, Inc.	814	52,804
		16,714,145

Energy 6.9%
Antero Midstream Corp.	2,510	30,421
Antero Resources Corp. *	3,368	93,193
APA Corp.	5,155	225,995
Archrock, Inc.	4,588	58,681
Baker Hughes Co.	26,090	944,197
Berry Corp.	2,161	18,520
Cactus, Inc., Class A	336	17,922
California Resources Corp.	762	42,550
Callon Petroleum Co. *	215	8,434
ChampionX Corp.	1,191	42,983
Cheniere Energy, Inc.	1,345	219,504
Chevron Corp.	38,700	6,234,570
Chord Energy Corp.	80	12,920
Civitas Resources, Inc.	160	13,155
CNX Resources Corp. *	5,213	116,511
Comstock Resources, Inc.	619	7,589
ConocoPhillips	18,574	2,210,863
CONSOL Energy, Inc.	686	59,023
Core Laboratories, Inc.	1,137	27,334
CVR Energy, Inc.	1,042	34,073
Delek US Holdings, Inc.	3,350	86,263
Denbury, Inc. *	154	14,103
Devon Energy Corp.	5,740	293,257
DHT Holdings, Inc.	3,766	34,836
Diamond Offshore Drilling, Inc. *	595	8,848
Diamondback Energy, Inc.	867	131,593
Dorian LPG Ltd.	727	18,757
Dril-Quip, Inc. *	826	22,781
DTE Midstream LLC	884	46,224
EOG Resources, Inc.	7,598	977,255
EQT Corp.	1,909	82,507
Equitrans Midstream Corp.	12,896	123,802
Expro Group Holdings N.V. *	481	11,308
Exxon Mobil Corp.	86,899	9,662,300
Geopark Ltd.	548	5,255
Golar LNG Ltd.	832	18,387
Green Plains, Inc. *	1,356	42,090
Halliburton Co.	11,626	448,996
Helix Energy Solutions Group, Inc. *	4,595	46,593
Helmerich & Payne, Inc.	2,835	113,372
Hess Corp.	1,397	215,837
HF Sinclair Corp.	6,017	331,477
International Seaways, Inc.	425	18,262
Kinder Morgan, Inc.	50,289	865,977
Kosmos Energy Ltd. *	6,236	45,398
Liberty Energy, Inc.	2,268	36,175
Magnolia Oil & Gas Corp., Class A	483	11,012
Marathon Oil Corp.	13,399	353,064
Marathon Petroleum Corp.	14,918	2,129,843
Matador Resources Co.	780	49,530
Murphy Oil Corp.	3,178	144,281
Nabors Industries Ltd. *	443	49,036
NexTier Oilfield Solutions, Inc. *	3,012	31,957
SECURITY	NUMBER OF SHARES	VALUE ($)
NOV, Inc.	8,579	181,274
Occidental Petroleum Corp.	10,790	677,504
Oceaneering International, Inc. *	2,741	62,467
Oil States International, Inc. *	2,996	23,489
ONEOK, Inc.	7,909	515,667
Ovintiv, Inc.	4,489	210,803
Par Pacific Holdings, Inc. *	838	28,785
Patterson-UTI Energy, Inc.	5,078	71,803
PBF Energy, Inc., Class A	4,217	197,735
Peabody Energy Corp.	4,004	86,406
Permian Resources Corp.	1,957	27,750
Phillips 66	19,577	2,234,910
Pioneer Natural Resources Co.	1,869	444,691
ProPetro Holding Corp. *	4,239	40,864
Range Resources Corp.	1,196	38,727
REX American Resources Corp. *	256	10,109
RPC, Inc.	1,993	15,924
Schlumberger N.V.	20,076	1,183,681
Scorpio Tankers, Inc.	569	28,740
Select Water Solutions, Inc.	1,007	8,106
SFL Corp., Ltd.	3,643	41,166
SM Energy Co.	2,083	88,132
Southwestern Energy Co. *	11,336	76,858
Talos Energy, Inc. *	1,484	25,554
Targa Resources Corp.	2,934	253,058
TechnipFMC plc	9,727	185,202
Teekay Tankers Ltd., Class A	621	25,262
Texas Pacific Land Corp.	16	30,156
The Williams Cos., Inc.	19,213	663,425
Transocean Ltd. *	13,709	112,140
Tsakos Energy Navigation Ltd.	443	8,980
US Silica Holdings, Inc. *	1,562	19,259
Valaris Ltd. *	384	28,923
Valero Energy Corp.	16,276	2,114,252
Vital Energy, Inc. *	257	15,495
Weatherford International plc *	1,092	96,664
World Fuel Services Corp.	16,568	362,839
		37,125,614

Equity Real Estate Investment Trusts (REITs) 2.1%
Acadia Realty Trust	1,722	25,641
Agree Realty Corp.	288	17,804
Alexander & Baldwin, Inc.	2,136	38,469
Alexandria Real Estate Equities, Inc.	1,058	123,088
American Assets Trust, Inc.	964	20,639
American Homes 4 Rent, Class A	1,913	68,945
American Tower Corp.	2,776	503,344
Americold Realty Trust, Inc.	2,450	82,442
Apartment Income REIT Corp.	1,996	67,984
Apple Hospitality REIT, Inc.	4,921	73,913
Ashford Hospitality Trust, Inc. *	3,686	10,947
AvalonBay Communities, Inc.	1,383	254,223
Boston Properties, Inc.	3,531	235,765
Brandywine Realty Trust	9,749	48,745
Brixmor Property Group, Inc.	5,233	115,021
Broadstone Net Lease, Inc.	906	14,650
Camden Property Trust	885	95,244
CBL & Associates Properties, Inc.	517	11,059
Centerspace	223	14,437
Chatham Lodging Trust	1,360	13,301
Corporate Office Properties Trust	2,043	52,873
Cousins Properties, Inc.	2,411	56,659
Crown Castle, Inc.	3,798	381,699
CubeSmart	1,485	61,939
DiamondRock Hospitality Co.	5,550	44,733
Digital Realty Trust, Inc.	2,941	387,389
Diversified Healthcare Trust	78,719	213,722
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report23

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Douglas Emmett, Inc.	4,622	63,183
Easterly Government Properties, Inc.	1,321	17,662
EastGroup Properties, Inc.	214	38,441
Elme Communities	1,656	25,469
Empire State Realty Trust, Inc., Class A	5,120	44,698
EPR Properties	1,363	61,035
Equinix, Inc.	565	441,480
Equity Commonwealth	847	16,118
Equity LifeStyle Properties, Inc.	1,213	81,222
Equity Residential	4,197	272,092
Essential Properties Realty Trust, Inc.	583	14,004
Essex Property Trust, Inc.	661	157,576
Extra Space Storage, Inc.	1,216	156,475
Federal Realty Investment Trust	875	85,697
First Industrial Realty Trust, Inc.	823	42,747
Four Corners Property Trust, Inc.	625	15,725
Gaming & Leisure Properties, Inc.	2,050	97,170
Getty Realty Corp.	419	12,578
Global Net Lease, Inc.	2,391	27,138
Healthcare Realty Trust, Inc.	4,597	80,539
Healthpeak Properties, Inc.	6,956	143,154
Highwoods Properties, Inc.	2,743	65,366
Host Hotels & Resorts, Inc.	15,211	240,182
Hudson Pacific Properties, Inc.	7,259	49,434
Independence Realty Trust, Inc.	574	9,660
Industrial Logistics Properties Trust	6,118	24,044
InvenTrust Properties Corp.	549	13,127
Invitation Homes, Inc.	4,027	137,280
Iron Mountain, Inc.	4,462	283,515
JBG SMITH Properties	2,618	41,050
Kilroy Realty Corp.	2,074	76,634
Kimco Realty Corp.	5,760	109,094
Kite Realty Group Trust	1,698	38,324
Lamar Advertising Co., Class A	1,111	101,345
LTC Properties, Inc.	488	16,036
LXP Industrial Trust	3,701	36,344
Medical Properties Trust, Inc.	8,692	62,756
Mid-America Apartment Communities, Inc.	1,019	147,989
National Health Investors, Inc.	526	26,894
National Storage Affiliates Trust	478	16,061
NNN REIT, Inc.	1,527	60,149
Office Properties Income Trust	3,589	26,559
Omega Healthcare Investors, Inc.	3,242	103,160
Outfront Media, Inc.	3,731	42,347
Paramount Group, Inc.	9,740	50,064
Park Hotels & Resorts, Inc.	10,716	137,486
Pebblebrook Hotel Trust	2,719	39,344
Phillips Edison & Co., Inc.	647	21,907
Physicians Realty Trust	2,890	40,200
Piedmont Office Realty Trust, Inc., Class A	6,273	43,096
PotlatchDeltic Corp.	1,325	62,620
Prologis, Inc.	3,455	429,111
Public Storage	850	234,923
Rayonier, Inc.	1,810	54,119
Realty Income Corp.	2,430	136,177
Regency Centers Corp.	1,816	112,955
Retail Opportunity Investments Corp.	1,775	23,892
Rexford Industrial Realty, Inc.	469	25,077
RLJ Lodging Trust	6,236	62,298
RPT Realty	2,049	23,236
Ryman Hospitality Properties, Inc.	498	42,345
Sabra Health Care REIT, Inc.	4,737	59,355
SBA Communications Corp.	341	76,565
Service Properties Trust	14,899	123,066
Simon Property Group, Inc.	4,497	510,365
SITE Centers Corp.	3,905	52,132
SL Green Realty Corp. (a)	3,486	136,860
Spirit Realty Capital, Inc.	1,230	47,490
SECURITY	NUMBER OF SHARES	VALUE ($)
STAG Industrial, Inc.	1,278	46,685
Star Holdings *	583	7,940
Summit Hotel Properties, Inc.	3,088	17,941
Sun Communities, Inc.	773	94,631
Sunstone Hotel Investors, Inc.	5,183	46,543
Tanger Factory Outlet Centers, Inc.	2,231	51,871
Terreno Realty Corp.	286	17,415
The Macerich Co.	8,409	98,301
The Necessity Retail REIT, Inc.	2,731	20,483
UDR, Inc.	2,662	106,214
Uniti Group, Inc.	12,850	69,004
Urban Edge Properties	2,329	38,102
Ventas, Inc.	8,124	354,856
Veris Residential, Inc. *	1,864	34,689
VICI Properties, Inc.	2,907	89,652
Vornado Realty Trust	7,672	184,281
Welltower, Inc.	6,000	497,280
Weyerhaeuser Co.	15,197	497,702
WP Carey, Inc.	1,443	93,867
Xenia Hotels & Resorts, Inc.	3,420	40,356
		11,608,724

Financial Services 7.6%
Affiliated Managers Group, Inc.	1,063	142,453
AGNC Investment Corp.	11,053	109,535
Ally Financial, Inc.	19,190	531,371
A-Mark Precious Metals, Inc.	981	33,472
American Express Co.	9,871	1,559,519
Ameriprise Financial, Inc.	1,846	623,173
Annaly Capital Management, Inc.	6,638	134,552
Apollo Commercial Real Estate Finance, Inc.	3,400	37,128
Apollo Global Management, Inc.	1,344	117,385
Arbor Realty Trust, Inc.	2,011	32,096
Ares Management Corp., Class A	413	42,721
Artisan Partners Asset Management, Inc., Class A	1,388	53,327
B. Riley Financial, Inc. (a)	552	28,265
Berkshire Hathaway, Inc., Class B *	32,472	11,696,414
BGC Group, Inc., Class A	7,726	38,166
BlackRock, Inc.	1,598	1,119,463
Blackstone Mortgage Trust, Inc., Class A	2,609	57,450
Blackstone, Inc.	4,310	458,455
Block, Inc. *	835	48,138
Bread Financial Holdings, Inc.	5,940	223,225
Brightsphere Investment Group, Inc.	1,797	37,216
BrightSpire Capital, Inc.	1,947	13,551
Cannae Holdings, Inc. *	1,184	23,242
Capital One Financial Corp.	17,051	1,745,852
Cboe Global Markets, Inc.	853	127,703
Chimera Investment Corp.	14,441	87,368
CME Group, Inc.	2,340	474,271
Cohen & Steers, Inc.	321	20,923
Coinbase Global, Inc., Class A *	739	58,824
Compass Diversified Holdings	1,990	41,094
Corebridge Financial, Inc.	1,390	24,784
Credit Acceptance Corp. *	143	71,753
Diamond Hill Investment Group, Inc.	43	7,257
Discover Financial Services	9,010	811,531
Donnelley Financial Solutions, Inc. *	474	23,354
Encore Capital Group, Inc. *	754	35,332
Enova International, Inc. *	930	46,919
Equitable Holdings, Inc.	6,150	177,120
Essent Group Ltd.	1,400	70,308
Euronet Worldwide, Inc. *	728	63,598
Evercore, Inc., Class A	1,137	159,237
EVERTEC, Inc.	759	30,034
See financial notes
24Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
FactSet Research Systems, Inc.	181	78,990
Federal Agricultural Mortgage Corp., Class C	110	18,515
Fidelity National Information Services, Inc.	8,947	499,779
FirstCash Holdings, Inc.	721	64,400
Fiserv, Inc. *	3,581	434,698
FleetCor Technologies, Inc. *	1,045	283,958
Focus Financial Partners, Inc., Class A *(c)	374	19,822
Franklin Resources, Inc.	11,546	308,740
Global Payments, Inc.	3,167	401,227
Granite Point Mortgage Trust, Inc.	1,361	7,268
Green Dot Corp., Class A *	1,331	19,752
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	212	4,742
Houlihan Lokey, Inc.	516	54,355
Interactive Brokers Group, Inc., Class A	301	27,415
Intercontinental Exchange, Inc.	4,538	535,439
Invesco Ltd.	12,442	198,077
Jack Henry & Associates, Inc.	655	102,691
Jackson Financial, Inc., Class A	1,047	39,367
Janus Henderson Group plc	4,727	129,851
Jefferies Financial Group, Inc.	5,356	191,156
KKR & Co., Inc.	5,909	371,144
KKR Real Estate Finance Trust, Inc.	682	8,532
Ladder Capital Corp.	3,039	33,307
Lazard Ltd., Class A	2,882	100,121
LendingTree, Inc. *	523	9,890
LPL Financial Holdings, Inc.	699	161,182
MarketAxess Holdings, Inc.	165	39,753
Mastercard, Inc., Class A	3,671	1,514,801
MFA Financial, Inc.	3,992	43,752
MGIC Investment Corp.	6,981	122,726
Moelis & Co., Class A	1,184	56,133
Moody's Corp.	978	329,390
Morgan Stanley	17,018	1,449,083
Morningstar, Inc.	140	32,574
Mr Cooper Group, Inc. *	801	45,385
MSCI, Inc.	274	148,952
Nasdaq, Inc.	2,324	121,964
Navient Corp.	10,159	179,306
Nelnet, Inc., Class A	289	26,545
New York Mortgage Trust, Inc.	2,650	25,228
NMI Holdings, Inc., Class A *	877	25,100
Northern Trust Corp.	3,878	294,999
OneMain Holdings, Inc.	6,018	249,807
Pagseguro Digital Ltd., Class A *	2,733	24,542
PayPal Holdings, Inc. *	10,558	659,981
Paysafe Ltd. *	1,646	21,563
PennyMac Financial Services, Inc.	808	57,990
PennyMac Mortgage Investment Trust	2,583	34,638
Piper Sandler Cos.	226	33,669
PJT Partners, Inc., Class A	100	7,899
PRA Group, Inc. *	1,035	20,162
PROG Holdings, Inc. *	3,992	136,926
Radian Group, Inc.	4,100	111,028
Raymond James Financial, Inc.	1,852	193,701
Ready Capital Corp.	2,503	27,333
Redwood Trust, Inc.	3,518	28,179
Rithm Capital Corp.	14,375	148,206
S&P Global, Inc.	1,911	746,933
SEI Investments Co.	2,005	124,430
SLM Corp.	8,941	127,320
Starwood Property Trust, Inc.	5,582	114,040
State Street Corp.	6,422	441,448
StepStone Group, Inc., Class A	259	7,995
Stifel Financial Corp.	1,083	70,417
StoneCo Ltd., Class A *	2,152	26,384
Synchrony Financial	34,505	1,113,821
SECURITY	NUMBER OF SHARES	VALUE ($)
T. Rowe Price Group, Inc.	5,291	593,809
The Bank of New York Mellon Corp.	23,242	1,042,869
The Carlyle Group, Inc.	2,691	87,054
The Charles Schwab Corp. (d)	7,110	420,557
The Goldman Sachs Group, Inc.	6,645	2,177,633
The Western Union Co.	15,955	197,044
TPG RE Finance Trust, Inc.	2,581	19,409
TPG, Inc.	712	20,021
Tradeweb Markets, Inc., Class A	405	35,004
Two Harbors Investment Corp.	1,922	26,466
Virtu Financial, Inc., Class A	2,015	37,761
Virtus Investment Partners, Inc.	111	22,988
Visa, Inc., Class A	7,898	1,940,381
Voya Financial, Inc.	1,939	135,110
Walker & Dunlop, Inc.	582	49,668
WEX, Inc. *	308	60,423
World Acceptance Corp. *	258	34,781
XP, Inc., Class A *	1,066	27,012
		41,254,090

Food, Beverage & Tobacco 3.5%
Adecoagro S.A.	3,953	45,380
Altria Group, Inc.	41,049	1,815,187
Archer-Daniels-Midland Co.	16,234	1,287,356
B&G Foods, Inc.	4,174	53,385
Brown-Forman Corp., Class B	1,265	83,654
Bunge Ltd.	5,506	629,446
Calavo Growers, Inc.	839	27,653
Cal-Maine Foods, Inc.	716	34,218
Campbell Soup Co.	3,354	139,862
Coca-Cola Consolidated, Inc.	53	37,042
Coca-Cola Europacific Partners plc	4,337	278,045
Conagra Brands, Inc.	9,440	282,067
Constellation Brands, Inc., Class A	1,701	443,213
Darling Ingredients, Inc. *	1,856	114,627
Dole plc	3,205	38,204
Flowers Foods, Inc.	3,810	89,764
Fresh Del Monte Produce, Inc.	2,651	67,733
General Mills, Inc.	8,477	573,554
Hormel Foods Corp.	4,759	183,650
Hostess Brands, Inc. *	1,364	38,847
Ingredion, Inc.	2,225	228,975
J&J Snack Foods Corp.	234	37,938
John B Sanfilippo & Son, Inc.	287	28,800
Kellogg Co.	4,335	264,522
Keurig Dr Pepper, Inc.	9,886	332,664
Lamb Weston Holdings, Inc.	1,058	103,060
Lancaster Colony Corp.	253	41,793
McCormick & Co., Inc. Non Voting Shares	2,218	182,053
Mission Produce, Inc. *	984	9,368
Molson Coors Beverage Co., Class B	5,708	362,401
Mondelez International, Inc., Class A	18,553	1,322,087
Monster Beverage Corp. *	5,119	293,882
National Beverage Corp. *	301	15,444
Nomad Foods Ltd. *	3,866	70,902
PepsiCo, Inc.	14,289	2,542,299
Philip Morris International, Inc.	22,805	2,190,648
Pilgrim's Pride Corp. *	1,746	43,929
Post Holdings, Inc. *	1,407	126,222
Seneca Foods Corp., Class A *	228	11,003
The Boston Beer Co., Inc., Class A *	127	46,410
The Coca-Cola Co.	34,656	2,073,468
The Hain Celestial Group, Inc. *	3,676	38,929
The Hershey Co.	978	210,133
The J.M. Smucker Co.	2,466	357,447
The Kraft Heinz Co.	16,017	530,002
The Simply Good Foods Co. *	248	8,948
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report25

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TreeHouse Foods, Inc. *	1,557	72,432
Tyson Foods, Inc., Class A	14,958	796,813
Universal Corp.	1,334	63,525
Vector Group Ltd.	3,148	33,715
		18,702,699

Health Care Equipment & Services 5.4%
Abbott Laboratories	14,234	1,464,679
Acadia Healthcare Co., Inc. *	895	69,005
AdaptHealth Corp. *	538	6,418
Addus HomeCare Corp. *	160	14,032
Align Technology, Inc. *	485	179,518
Amedisys, Inc. *	515	48,281
AMN Healthcare Services, Inc. *	582	51,437
Avanos Medical, Inc. *	693	14,581
Baxter International, Inc.	10,814	439,048
Becton Dickinson & Co.	2,520	704,214
Boston Scientific Corp. *	7,607	410,322
Brookdale Senior Living, Inc. *	9,832	41,786
Cardinal Health, Inc.	7,278	635,588
Cencora, Inc.	1,040	183,019
Centene Corp. *	15,241	939,608
Chemed Corp.	175	89,502
Community Health Systems, Inc. *	16,345	55,246
CONMED Corp.	270	30,094
Cross Country Healthcare, Inc. *	521	13,421
CVS Health Corp.	46,594	3,036,531
DaVita, Inc. *	3,533	361,850
Dentsply Sirona, Inc.	4,558	169,056
DexCom, Inc. *	280	28,274
Edwards Lifesciences Corp. *	2,266	173,281
Elevance Health, Inc.	5,001	2,210,492
Embecta Corp.	1,494	27,385
Encompass Health Corp.	1,893	134,479
Enhabit, Inc. *	2,193	28,092
Enovis Corp. *	743	41,638
Envista Holdings Corp. *	2,394	76,656
Fulgent Genetics, Inc. *	211	6,912
Globus Medical, Inc., Class A *	542	29,322
Haemonetics Corp. *	483	43,340
HCA Healthcare, Inc.	3,857	1,069,546
HealthEquity, Inc. *	301	20,333
Henry Schein, Inc. *	3,181	243,474
Hologic, Inc. *	2,531	189,167
Humana, Inc.	2,956	1,364,578
ICU Medical, Inc. *	234	33,937
IDEXX Laboratories, Inc. *	280	143,195
Insulet Corp. *	23	4,409
Integer Holdings Corp. *	565	48,200
Integra LifeSciences Holdings Corp. *	653	27,779
Intuitive Surgical, Inc. *	1,141	356,768
Laboratory Corp. of America Holdings	1,870	389,147
LivaNova plc *	349	19,387
Masimo Corp. *	318	36,341
McKesson Corp.	1,729	712,901
Medtronic plc	23,003	1,874,744
Merit Medical Systems, Inc. *	359	23,436
ModivCare, Inc. *	286	9,181
Molina Healthcare, Inc. *	826	256,159
Multiplan Corp. *	23,217	39,701
National HealthCare Corp.	233	15,366
Neogen Corp. *	1,208	27,929
NextGen Healthcare, Inc. *	849	15,460
NuVasive, Inc. *	774	30,767
OmniAb, Inc., Class A *(c)	52	0
OmniAb, Inc., Class B *(c)	52	0
Omnicell, Inc. *	386	21,948
SECURITY	NUMBER OF SHARES	VALUE ($)
OPKO Health, Inc. *	9,844	18,015
Option Care Health, Inc. *	1,088	37,895
Orthofix Medical, Inc. *	684	14,473
Owens & Minor, Inc. *	3,720	62,868
Patterson Cos., Inc.	3,222	96,789
Pediatrix Medical Group, Inc. *	3,881	54,839
Penumbra, Inc. *	23	6,084
Premier, Inc., Class A	2,551	54,923
Quest Diagnostics, Inc.	2,589	340,454
QuidelOrtho Corp. *	594	48,922
RadNet, Inc. *	568	18,977
ResMed, Inc.	646	103,095
Select Medical Holdings Corp.	2,571	75,099
STERIS plc	722	165,764
Stryker Corp.	2,397	679,669
Teladoc Health, Inc. *	735	16,640
Teleflex, Inc.	445	94,669
Tenet Healthcare Corp. *	3,668	284,490
The Cigna Group	7,141	1,972,773
The Cooper Cos., Inc.	359	132,826
The Ensign Group, Inc.	417	41,792
UnitedHealth Group, Inc.	11,150	5,313,867
Universal Health Services, Inc., Class B	2,915	392,650
US Physical Therapy, Inc.	147	14,822
Varex Imaging Corp. *	811	15,952
Veeva Systems, Inc., Class A *	266	55,514
Veradigm, Inc. *	3,653	48,877
Zimmer Biomet Holdings, Inc.	2,511	299,110
Zimvie, Inc. *	1,456	17,181
		29,209,989

Household & Personal Products 1.3%
BellRing Brands, Inc. *	205	8,508
Central Garden & Pet Co., Class A *	960	39,168
Church & Dwight Co., Inc.	2,622	253,731
Colgate-Palmolive Co.	9,538	700,757
Coty, Inc., Class A *	5,155	59,592
Edgewell Personal Care Co.	1,303	50,244
Energizer Holdings, Inc.	1,330	45,685
Herbalife Ltd. *	3,976	59,720
Inter Parfums, Inc.	137	19,143
Kimberly-Clark Corp.	4,703	605,887
Medifast, Inc.	246	20,748
Nu Skin Enterprises, Inc., Class A	2,341	55,926
Reynolds Consumer Products, Inc.	761	20,768
Spectrum Brands Holdings, Inc.	1,631	135,650
The Clorox Co.	1,492	233,423
The Estee Lauder Cos., Inc., Class A	1,474	236,621
The Procter & Gamble Co.	28,488	4,396,838
USANA Health Sciences, Inc. *	551	35,424
WD-40 Co.	127	27,288
		7,005,121

Insurance 3.2%
Aflac, Inc.	13,468	1,004,309
Ambac Financial Group, Inc. *	1,362	17,543
American Equity Investment Life Holding Co.	2,121	113,855
American Financial Group, Inc.	1,404	162,752
American International Group, Inc.	25,569	1,496,298
AMERISAFE, Inc.	474	24,553
Aon plc, Class A	2,052	684,116
Arch Capital Group Ltd. *	3,598	276,542
Argo Group International Holdings Ltd.	1,033	30,732
Arthur J. Gallagher & Co.	1,132	260,903
Assurant, Inc.	920	128,184
See financial notes
26Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Assured Guaranty Ltd.	2,176	128,036
Axis Capital Holdings Ltd.	1,245	68,301
Brighthouse Financial, Inc. *	330	16,388
Brown & Brown, Inc.	1,641	121,598
Chubb Ltd.	5,973	1,199,796
Cincinnati Financial Corp.	2,707	286,373
CNA Financial Corp.	817	32,133
CNO Financial Group, Inc.	7,979	186,709
Employers Holdings, Inc.	804	31,541
Enstar Group Ltd. *	211	53,444
Everest Group Ltd.	564	203,423
Fidelity National Financial, Inc.	6,626	274,316
First American Financial Corp.	3,600	222,048
Genworth Financial, Inc., Class A *	29,364	170,018
Globe Life, Inc.	1,734	193,462
Horace Mann Educators Corp.	720	20,635
James River Group Holdings Ltd.	928	13,512
Kemper Corp.	1,950	91,591
Lincoln National Corp.	9,632	247,157
Loews Corp.	4,491	278,846
Markel Group, Inc. *	167	246,980
Marsh & McLennan Cos., Inc.	3,843	749,347
MBIA, Inc. *	1,591	12,553
Mercury General Corp.	1,237	35,391
MetLife, Inc.	18,569	1,176,160
Old Republic International Corp.	8,287	226,649
Primerica, Inc.	702	141,074
Principal Financial Group, Inc.	4,839	376,039
ProAssurance Corp.	2,264	40,027
Prudential Financial, Inc.	12,129	1,148,252
Reinsurance Group of America, Inc.	1,448	200,722
RenaissanceRe Holdings Ltd.	532	99,957
RLI Corp.	254	33,406
Safety Insurance Group, Inc.	387	26,653
Selective Insurance Group, Inc.	690	68,455
SiriusPoint Ltd. *	2,080	23,005
Stewart Information Services Corp.	1,246	57,715
The Allstate Corp.	9,320	1,004,789
The Hanover Insurance Group, Inc.	890	94,981
The Hartford Financial Services Group, Inc.	8,150	585,333
The Progressive Corp.	7,036	939,095
The Travelers Cos., Inc.	7,726	1,245,663
United Fire Group, Inc.	683	13,503
Universal Insurance Holdings, Inc.	1,779	22,522
Unum Group	6,380	313,832
W.R. Berkley Corp.	2,516	155,640
White Mountains Insurance Group Ltd.	45	71,491
Willis Towers Watson plc	1,306	270,029
		17,418,377

Materials 3.7%
AdvanSix, Inc.	794	26,265
Air Products and Chemicals, Inc.	2,078	614,028
Albemarle Corp.	655	130,155
Alcoa Corp.	5,337	160,537
Alpha Metallurgical Resources, Inc.	207	41,988
Alto Ingredients, Inc. *	8,705	31,425
American Vanguard Corp.	655	9,052
AptarGroup, Inc.	944	125,137
Arch Resources, Inc.	414	54,068
Ashland, Inc.	806	69,824
ATI, Inc. *	911	41,296
Avery Dennison Corp.	1,081	203,639
Avient Corp.	1,975	79,217
Axalta Coating Systems Ltd. *	3,830	108,389
Balchem Corp.	232	32,596
Ball Corp.	4,791	260,870
SECURITY	NUMBER OF SHARES	VALUE ($)
Berry Global Group, Inc.	3,122	203,991
Cabot Corp.	1,017	73,692
Carpenter Technology Corp.	1,381	86,492
Celanese Corp.	3,250	410,670
Century Aluminum Co. *	1,789	13,310
CF Industries Holdings, Inc.	2,840	218,879
Clearwater Paper Corp. *	826	31,628
Cleveland-Cliffs, Inc. *	6,433	98,361
Coeur Mining, Inc. *	6,866	16,547
Commercial Metals Co.	2,722	153,221
Compass Minerals International, Inc.	1,132	34,130
Constellium SE *	3,433	61,794
Corteva, Inc.	6,431	324,830
Crown Holdings, Inc.	2,121	196,532
Dow, Inc.	17,163	936,413
DuPont de Nemours, Inc.	13,834	1,063,696
Eagle Materials, Inc.	591	111,888
Eastman Chemical Co.	4,485	381,270
Ecolab, Inc.	2,796	513,933
Ecovyst, Inc. *	1,734	17,756
Element Solutions, Inc.	3,508	72,335
FMC Corp.	1,224	105,545
Freeport-McMoRan, Inc.	16,424	655,482
Glatfelter Corp. *	5,576	11,152
Graphic Packaging Holding Co.	6,226	138,466
Greif, Inc., Class A	719	52,192
H.B. Fuller Co.	964	69,919
Hawkins, Inc.	379	23,570
Hecla Mining Co.	6,395	28,074
Huntsman Corp.	7,123	198,518
Ingevity Corp. *	637	34,328
Innospec, Inc.	457	49,091
International Flavors & Fragrances, Inc.	2,259	159,147
International Paper Co.	16,562	578,345
Kaiser Aluminum Corp.	624	47,374
Knife River Corp. *	1,247	64,171
Koppers Holdings, Inc.	889	34,040
Linde plc	4,662	1,804,380
Livent Corp. *	553	11,873
Louisiana-Pacific Corp.	1,966	122,836
LyondellBasell Industries N.V., Class A	9,306	919,154
Martin Marietta Materials, Inc.	595	265,614
Materion Corp.	359	39,056
Mativ Holdings, Inc.	2,546	41,754
Mercer International, Inc.	2,231	20,280
Minerals Technologies, Inc.	885	54,073
Myers Industries, Inc.	764	14,371
NewMarket Corp.	164	77,021
Newmont Corp.	13,510	532,564
Nucor Corp.	6,134	1,055,661
O-I Glass, Inc. *	6,707	133,201
Olin Corp.	2,516	145,978
Olympic Steel, Inc.	648	34,681
Orion S.A.	1,704	38,544
Packaging Corp. of America	2,012	299,989
Pactiv Evergreen, Inc.	2,824	23,213
PPG Industries, Inc.	4,177	592,131
Quaker Chemical Corp.	118	20,943
Rayonier Advanced Materials, Inc. *	5,510	19,450
Reliance Steel & Aluminum Co.	1,754	499,820
Royal Gold, Inc.	411	46,069
RPM International, Inc.	1,749	174,445
Ryerson Holding Corp.	315	9,809
Schnitzer Steel Industries, Inc., Class A	1,613	53,552
Sealed Air Corp.	3,267	121,075
Sensient Technologies Corp.	779	47,994
Sonoco Products Co.	2,526	145,119
Southern Copper Corp.	1,077	86,871
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report27

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Steel Dynamics, Inc.	4,009	427,319
Stepan Co.	579	50,529
Summit Materials, Inc., Class A *	2,145	80,244
SunCoke Energy, Inc.	4,127	38,381
Sylvamo Corp.	2,267	94,693
The Chemours Co.	4,680	159,214
The Mosaic Co.	6,426	249,650
The Scotts Miracle-Gro Co.	1,227	69,522
The Sherwin-Williams Co.	1,587	431,220
TimkenSteel Corp. *	1,491	32,668
TriMas Corp.	890	23,318
Trinseo plc	3,439	36,213
Tronox Holdings plc	3,833	52,282
United States Steel Corp.	11,592	360,395
Vulcan Materials Co.	1,203	262,555
Warrior Met Coal, Inc.	2,695	106,614
Westlake Corp.	695	91,031
Westrock Co.	14,567	476,487
Worthington Industries, Inc.	1,151	86,636
		19,839,760

Media & Entertainment 6.9%
Activision Blizzard, Inc.	5,982	550,284
Alphabet, Inc., Class A *	46,646	6,351,786
Alphabet, Inc., Class C *	42,323	5,813,064
AMC Entertainment Holdings, Inc., Class A *(a)	346	4,345
AMC Networks, Inc., Class A *	3,995	46,502
Bumble, Inc., Class A *	771	12,937
Cable One, Inc.	83	53,997
Cargurus, Inc. *	450	8,150
Cars.com, Inc. *	1,045	19,531
Charter Communications, Inc., Class A *	4,629	2,028,058
Cinemark Holdings, Inc. *	4,348	70,785
Clear Channel Outdoor Holdings, Inc. *	43,402	62,933
Comcast Corp., Class A	116,362	5,441,087
DISH Network Corp., Class A *	17,742	106,452
Electronic Arts, Inc.	3,280	393,534
Fox Corp., Class A	11,158	368,884
Gannett Co., Inc. *	12,055	35,080
Gray Television, Inc.	4,916	39,623
IAC, Inc. *	865	47,860
iHeartMedia, Inc., Class A *	11,227	40,529
John Wiley & Sons, Inc., Class A	1,101	40,913
Liberty Broadband Corp., Class C *	91	8,514
Liberty Media Corp.-Liberty Formula One, Class C *	770	52,968
Liberty Media Corp.-Liberty Live, Class C *	2,654	89,307
Liberty Media Corp.-Liberty SiriusXM, Class C *	10,450	255,398
Lions Gate Entertainment Corp., Class A *	5,919	46,878
Madison Square Garden Entertainment Corp. *	330	10,590
Match Group, Inc. *	1,349	63,228
Meta Platforms, Inc., Class A *	33,538	9,923,559
Netflix, Inc. *	1,382	599,346
News Corp., Class A	10,573	227,214
Nexstar Media Group, Inc., Class A	789	128,449
Omnicom Group, Inc.	4,571	370,297
Paramount Global, Class B	33,234	501,501
Pinterest, Inc., Class A *	1,241	34,115
Roku, Inc. *	366	29,719
Scholastic Corp.	816	35,455
Shutterstock, Inc.	243	10,233
Sinclair, Inc.	1,567	19,776
Sirius XM Holdings, Inc.	12,379	54,468
Sphere Entertainment Co. *	316	11,079
SECURITY	NUMBER OF SHARES	VALUE ($)
Spotify Technology S.A. *	654	100,696
Taboola.com Ltd. *	2,056	7,710
Take-Two Interactive Software, Inc. *	1,181	167,938
TEGNA, Inc.	5,507	91,031
The E.W. Scripps Co., Class A *	2,008	15,341
The Interpublic Group of Cos., Inc.	6,320	206,095
The New York Times Co., Class A	1,756	77,738
The Trade Desk, Inc., Class A *	290	23,209
The Walt Disney Co. *	24,871	2,081,205
Thryv Holdings, Inc. *	769	15,680
TripAdvisor, Inc. *	2,103	31,776
Warner Bros Discovery, Inc. *	30,814	404,896
WideOpenWest, Inc. *	1,642	13,300
World Wrestling Entertainment, Inc., Class A	241	23,269
Yelp, Inc. *	1,713	73,402
Ziff Davis, Inc. *	798	53,187
ZoomInfo Technologies, Inc. *	335	6,037
		37,400,938

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
AbbVie, Inc.	15,706	2,308,154
Agilent Technologies, Inc.	2,104	254,731
Alkermes plc *	768	22,418
Amgen, Inc.	9,355	2,398,061
Avantor, Inc. *	3,661	79,261
Azenta, Inc. *	487	27,481
Biogen, Inc. *	2,903	776,146
BioMarin Pharmaceutical, Inc. *	441	40,299
Bio-Rad Laboratories, Inc., Class A *	156	62,431
Bio-Techne Corp.	541	42,414
Bristol-Myers Squibb Co.	24,625	1,518,131
Bruker Corp.	734	48,150
Catalent, Inc. *	1,561	78,003
Charles River Laboratories International, Inc. *	352	72,801
Corcept Therapeutics, Inc. *	695	22,747
Danaher Corp.	2,985	791,025
Elanco Animal Health, Inc. *	6,117	74,627
Eli Lilly & Co.	2,501	1,386,054
Emergent BioSolutions, Inc. *	3,303	15,491
Exact Sciences Corp. *	291	24,348
Exelixis, Inc. *	2,522	56,468
Fortrea Holdings, Inc. *	1,857	51,160
Gilead Sciences, Inc.	27,063	2,069,778
Halozyme Therapeutics, Inc. *	207	8,810
Horizon Therapeutics plc *	738	83,202
ICON plc *	485	126,071
Illumina, Inc. *	882	145,724
Incyte Corp. *	759	48,978
Innoviva, Inc. *	1,017	12,967
IQVIA Holdings, Inc. *	2,037	453,497
Jazz Pharmaceuticals plc *	864	123,863
Johnson & Johnson	32,908	5,320,565
Medpace Holdings, Inc. *	113	30,541
Merck & Co., Inc.	27,767	3,026,048
Mettler-Toledo International, Inc. *	124	150,472
Moderna, Inc. *	714	80,732
Myriad Genetics, Inc. *	1,048	18,707
Neurocrine Biosciences, Inc. *	102	11,107
Organon & Co.	7,620	167,335
Perrigo Co., plc	4,785	167,475
Pfizer, Inc.	97,984	3,466,674
Prestige Consumer Healthcare, Inc. *	667	38,906
Regeneron Pharmaceuticals, Inc. *	766	633,091
Repligen Corp. *	43	7,478
Revvity, Inc.	941	110,125
See financial notes
28Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Royalty Pharma plc, Class A	1,888	56,300
Seagen, Inc. *	154	31,735
Supernus Pharmaceuticals, Inc. *	496	15,793
Syneos Health, Inc. *	2,328	99,475
Thermo Fisher Scientific, Inc.	2,287	1,274,088
United Therapeutics Corp. *	441	98,943
Vertex Pharmaceuticals, Inc. *	788	274,492
Viatris, Inc.	42,894	461,111
Waters Corp. *	610	171,288
West Pharmaceutical Services, Inc.	323	131,429
Zoetis, Inc.	2,345	446,746
		29,513,947

Real Estate Management & Development 0.3%
Anywhere Real Estate, Inc. *	16,565	108,667
CBRE Group, Inc., Class A *	5,607	476,875
CoStar Group, Inc. *	903	74,037
Cushman & Wakefield plc *	4,220	38,782
DigitalBridge Group, Inc.	8,424	146,746
Douglas Elliman, Inc.	2,012	5,050
eXp World Holdings, Inc.	555	10,667
Howard Hughes Holdings, Inc. *	386	30,359
Jones Lang LaSalle, Inc. *	1,869	322,963
Kennedy-Wilson Holdings, Inc.	2,531	40,420
Marcus & Millichap, Inc.	535	17,816
Newmark Group, Inc., Class A	3,688	26,148
Opendoor Technologies, Inc. *	6,708	26,161
The RMR Group, Inc., Class A	255	6,446
Zillow Group, Inc., Class C *	1,047	54,612
		1,385,749

Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices, Inc. *	4,825	510,099
Amkor Technology, Inc.	2,678	74,877
Analog Devices, Inc.	2,836	515,528
Applied Materials, Inc.	10,205	1,558,916
Axcelis Technologies, Inc. *	167	32,089
Broadcom, Inc.	3,190	2,944,019
Cirrus Logic, Inc. *	1,023	83,927
Cohu, Inc. *	256	9,572
Diodes, Inc. *	611	50,010
Enphase Energy, Inc. *	57	7,212
Entegris, Inc.	1,045	105,827
First Solar, Inc. *	621	117,444
FormFactor, Inc. *	852	30,093
GLOBALFOUNDRIES, Inc. *	178	9,835
Ichor Holdings Ltd. *	589	21,575
Intel Corp.	209,032	7,345,385
KLA Corp.	889	446,162
Kulicke & Soffa Industries, Inc.	867	44,850
Lam Research Corp.	1,388	974,931
Lattice Semiconductor Corp. *	201	19,549
Magnachip Semiconductor Corp. *	1,034	8,500
Marvell Technology, Inc.	3,410	198,633
Microchip Technology, Inc.	3,593	294,051
Micron Technology, Inc.	27,503	1,923,560
MKS Instruments, Inc.	1,023	102,535
Monolithic Power Systems, Inc.	92	47,951
NVIDIA Corp.	3,907	1,928,300
NXP Semiconductors N.V.	2,872	590,828
ON Semiconductor Corp. *	2,522	248,316
Onto Innovation, Inc. *	249	34,606
Photronics, Inc. *	1,416	33,644
Power Integrations, Inc.	398	33,440
Qorvo, Inc. *	2,472	265,468
QUALCOMM, Inc.	16,057	1,839,008
SECURITY	NUMBER OF SHARES	VALUE ($)
Semtech Corp. *	1,059	27,693
Silicon Laboratories, Inc. *	327	44,099
Skyworks Solutions, Inc.	3,173	345,032
SMART Global Holdings, Inc. *	1,013	26,166
SolarEdge Technologies, Inc. *	104	16,907
Synaptics, Inc. *	446	39,043
Teradyne, Inc.	1,824	196,755
Texas Instruments, Inc.	9,417	1,582,621
Ultra Clean Holdings, Inc. *	859	30,202
Universal Display Corp.	196	31,862
Wolfspeed, Inc. *	353	16,880
		24,808,000

Software & Services 5.5%
Accenture plc, Class A	5,541	1,794,010
ACI Worldwide, Inc. *	1,751	42,514
Adobe, Inc. *	2,357	1,318,364
Akamai Technologies, Inc. *	2,178	228,886
Alarm.com Holdings, Inc. *	257	15,053
Amdocs Ltd.	2,480	221,216
ANSYS, Inc. *	381	121,489
AppLovin Corp., Class A *	585	25,284
Autodesk, Inc. *	584	129,613
Bentley Systems, Inc., Class B	630	31,443
Black Knight, Inc. *	1,001	75,836
Blackbaud, Inc. *	358	27,247
Cadence Design Systems, Inc. *	805	193,554
Cerence, Inc. *	982	25,630
Check Point Software Technologies Ltd. *	1,358	182,773
Cognizant Technology Solutions Corp., Class A	14,435	1,033,690
CommVault Systems, Inc. *	521	35,590
Consensus Cloud Solutions, Inc. *	356	11,367
Dolby Laboratories, Inc., Class A	738	62,339
Dropbox, Inc., Class A *	2,760	76,700
DXC Technology Co. *	10,330	214,244
Ebix, Inc.	1,157	19,322
Envestnet, Inc. *	381	20,814
EPAM Systems, Inc. *	243	62,935
Fair Isaac Corp. *	113	102,219
Fortinet, Inc. *	1,646	99,106
Gartner, Inc. *	327	114,345
Gen Digital, Inc.	9,177	185,834
Globant S.A. *	128	26,172
GoDaddy, Inc., Class A *	946	68,594
Guidewire Software, Inc. *	257	22,213
InterDigital, Inc.	671	58,182
International Business Machines Corp.	20,744	3,045,842
Intuit, Inc.	1,120	606,827
Kyndryl Holdings, Inc. *	29,309	494,736
LiveRamp Holdings, Inc. *	1,779	57,533
Manhattan Associates, Inc. *	284	57,544
Microsoft Corp.	40,752	13,356,875
NCR Corp. *	4,952	152,324
Oracle Corp.	23,670	2,849,631
Palantir Technologies, Inc., Class A *	945	14,156
Palo Alto Networks, Inc. *	643	156,442
Pegasystems, Inc.	411	20,410
Perficient, Inc. *	255	16,266
Progress Software Corp.	457	27,804
PTC, Inc. *	267	39,294
Qualys, Inc. *	151	23,503
Rackspace Technology, Inc. *	4,359	10,898
RingCentral, Inc., Class A *	1,161	35,910
Roper Technologies, Inc.	616	307,421
Salesforce, Inc. *	3,052	675,896
ServiceNow, Inc. *	131	77,137
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report29

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Snowflake, Inc., Class A *	42	6,588
Splunk, Inc. *	567	68,754
SPS Commerce, Inc. *	40	7,445
Synopsys, Inc. *	411	188,604
Teradata Corp. *	1,918	88,746
Twilio, Inc., Class A *	524	33,384
Tyler Technologies, Inc. *	126	50,202
Unisys Corp. *	4,857	19,574
Verint Systems, Inc. *	474	15,353
VeriSign, Inc. *	474	98,492
VMware, Inc., Class A *	2,924	493,513
Workday, Inc., Class A *	200	48,900
Zoom Video Communications, Inc., Class A *	565	40,132
		29,832,714

Technology Hardware & Equipment 7.3%
ADTRAN Holdings, Inc.	1,079	9,225
Advanced Energy Industries, Inc.	387	45,693
Amphenol Corp., Class A	4,446	392,937
Apple Inc.	121,948	22,910,379
Arista Networks, Inc. *	720	140,566
Arrow Electronics, Inc. *	3,740	499,028
Avnet, Inc.	9,190	466,393
Badger Meter, Inc.	189	31,389
Belden, Inc.	651	61,129
Benchmark Electronics, Inc.	2,660	68,468
CDW Corp.	1,610	339,952
Ciena Corp. *	2,419	120,902
Cisco Systems, Inc.	90,177	5,171,651
Cognex Corp.	1,326	62,428
Coherent Corp. *	1,651	62,127
CommScope Holding Co., Inc. *	9,464	31,610
Comtech Telecommunications Corp.	1,470	14,774
Corning, Inc.	19,110	627,190
Crane NXT Co.	710	42,146
CTS Corp.	424	18,932
ePlus, Inc. *	778	51,644
F5, Inc. *	976	159,732
Fabrinet *	448	72,025
Flex Ltd. *	14,121	389,598
Hewlett Packard Enterprise Co.	68,869	1,170,084
HP, Inc.	30,763	913,969
Insight Enterprises, Inc. *	903	144,561
IPG Photonics Corp. *	576	62,415
Itron, Inc. *	706	48,297
Jabil, Inc.	3,824	437,542
Juniper Networks, Inc.	8,897	259,081
Keysight Technologies, Inc. *	794	105,840
Knowles Corp. *	2,025	32,461
Littelfuse, Inc.	262	69,975
Lumentum Holdings, Inc. *	819	44,332
Methode Electronics, Inc.	881	28,412
Motorola Solutions, Inc.	982	278,466
National Instruments Corp.	1,594	95,002
NetApp, Inc.	4,775	366,243
NETGEAR, Inc. *	1,670	22,011
NetScout Systems, Inc. *	1,601	45,837
Novanta, Inc. *	115	19,203
OSI Systems, Inc. *	339	46,223
PC Connection, Inc.	645	34,262
Plexus Corp. *	764	77,584
Pure Storage, Inc., Class A *	461	16,868
Rogers Corp. *	241	34,827
Sanmina Corp. *	2,750	153,175
ScanSource, Inc. *	1,905	62,446
Seagate Technology Holdings plc	6,574	465,373
SECURITY	NUMBER OF SHARES	VALUE ($)
Stratasys Ltd. *	1,145	16,832
Super Micro Computer, Inc. *	677	186,229
TD SYNNEX Corp.	843	85,775
TE Connectivity Ltd.	4,248	562,393
Teledyne Technologies, Inc. *	273	114,196
Trimble, Inc. *	2,193	120,154
TTM Technologies, Inc. *	4,623	68,883
ViaSat, Inc. *	1,555	43,136
Viavi Solutions, Inc. *	2,803	29,291
Vishay Intertechnology, Inc.	4,064	111,516
Vontier Corp.	3,269	102,679
Western Digital Corp. *	14,994	674,730
Xerox Holdings Corp.	11,906	189,186
Zebra Technologies Corp., Class A *	482	132,555
		39,261,962

Telecommunication Services 2.6%
AT&T, Inc.	404,244	5,978,769
ATN International, Inc.	349	12,518
Cogent Communications Holdings, Inc.	467	32,961
Consolidated Communications Holdings, Inc. *	7,567	29,890
EchoStar Corp., Class A *	2,072	36,011
Frontier Communications Parent, Inc. *	2,733	43,783
GCI Liberty, Inc. *(c)	188	34
Iridium Communications, Inc.	550	26,922
Liberty Global plc, Class C *	25,350	502,944
Liberty Latin America Ltd., Class A *	635	5,677
Liberty Latin America Ltd., Class C *	10,643	95,361
Lumen Technologies, Inc. *	208,511	331,532
Shenandoah Telecommunications Co.	1,289	29,312
Telephone and Data Systems, Inc.	12,577	270,280
T-Mobile US, Inc. *	6,135	835,894
Verizon Communications, Inc.	166,147	5,811,822
		14,043,710

Transportation 2.1%
Air Transport Services Group, Inc. *	1,644	35,445
Alaska Air Group, Inc. *	908	38,109
American Airlines Group, Inc. *	6,035	88,895
ArcBest Corp.	799	84,366
Avis Budget Group, Inc. *	922	196,745
C.H. Robinson Worldwide, Inc.	3,358	303,664
Costamare, Inc.	1,543	15,908
Covenant Logistics Group, Inc.	427	20,996
CSX Corp.	36,398	1,099,220
Danaos Corp.	250	16,780
Daseke, Inc. *	8,441	44,737
Delta Air Lines, Inc.	4,273	183,226
Expeditors International of Washington, Inc.	2,853	332,974
FedEx Corp.	7,212	1,882,476
Forward Air Corp.	449	31,798
Genco Shipping & Trading Ltd.	431	5,892
Golden Ocean Group Ltd.	2,591	18,940
GXO Logistics, Inc. *	2,306	147,515
Heartland Express, Inc.	1,357	20,477
Hub Group, Inc., Class A *	1,029	80,303
J.B. Hunt Transport Services, Inc.	1,269	238,420
JetBlue Airways Corp. *	4,925	29,156
Kirby Corp. *	955	79,103
Knight-Swift Transportation Holdings, Inc.	3,374	184,963
Landstar System, Inc.	739	140,269
Lyft, Inc., Class A *	2,367	27,883
Marten Transport Ltd.	1,339	28,119
Matson, Inc.	234	20,564
See financial notes
30Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Norfolk Southern Corp.	4,182	857,352
Old Dominion Freight Line, Inc.	700	299,159
RXO, Inc. *	3,120	56,410
Ryder System, Inc.	2,895	291,526
Saia, Inc. *	239	101,862
Schneider National, Inc., Class B	1,928	55,738
SkyWest, Inc. *	1,162	52,406
Southwest Airlines Co.	4,560	144,096
Spirit Airlines, Inc.	784	12,936
Star Bulk Carriers Corp.	601	10,572
Uber Technologies, Inc. *	4,098	193,548
U-Haul Holding Co.,Non Voting	1,341	71,395
Union Pacific Corp.	10,067	2,220,478
United Airlines Holdings, Inc. *	2,833	141,112
United Parcel Service, Inc., Class B	7,437	1,259,828
Werner Enterprises, Inc.	2,265	94,247
XPO, Inc. *	2,198	164,037
ZIM Integrated Shipping Services Ltd. (a)	4,155	50,151
		11,473,796

Utilities 3.1%
ALLETE, Inc.	1,154	63,355
Alliant Energy Corp.	3,623	181,766
Ameren Corp.	3,937	312,086
American Electric Power Co., Inc.	8,821	691,566
American States Water Co.	280	23,579
American Water Works Co., Inc.	1,639	227,395
Atlantica Sustainable Infrastructure plc	1,478	33,181
Atmos Energy Corp.	1,560	180,882
Avangrid, Inc.	1,348	46,506
Avista Corp.	1,708	56,859
Black Hills Corp.	1,338	73,590
California Water Service Group	542	27,236
CenterPoint Energy, Inc.	10,771	300,403
Chesapeake Utilities Corp.	190	20,919
Clearway Energy, Inc., Class C	1,143	28,312
CMS Energy Corp.	4,923	276,623
Consolidated Edison, Inc.	7,041	626,367
Constellation Energy Corp.	2,020	210,403
Dominion Energy, Inc.	15,618	758,098
DTE Energy Co.	3,563	368,343
Duke Energy Corp.	15,505	1,376,844
Edison International	7,449	512,864
Entergy Corp.	4,271	406,813
Essential Utilities, Inc.	1,769	65,276
Evergy, Inc.	6,302	346,421
Eversource Energy	5,624	358,924
Exelon Corp.	23,872	957,745
FirstEnergy Corp.	13,230	477,206
Hawaiian Electric Industries, Inc.	2,217	31,082
IDACORP, Inc.	728	69,772
MGE Energy, Inc.	423	30,638
National Fuel Gas Co.	1,486	79,858
New Jersey Resources Corp.	1,401	59,080
NextEra Energy, Inc.	16,293	1,088,372
NiSource, Inc.	7,238	193,689
Northwest Natural Holding Co.	650	25,532
NorthWestern Corp.	1,262	63,605
NRG Energy, Inc.	8,008	300,700
OGE Energy Corp.	3,870	131,774
ONE Gas, Inc.	921	66,745
Ormat Technologies, Inc.	416	31,591
Otter Tail Corp.	552	45,468
PG&E Corp. *	9,835	160,311
Pinnacle West Capital Corp.	2,863	221,224
PNM Resources, Inc.	1,548	68,592
Portland General Electric Co.	2,022	88,685
SECURITY	NUMBER OF SHARES	VALUE ($)
PPL Corp.	20,691	515,620
Public Service Enterprise Group, Inc.	8,702	531,518
ReNew Energy Global PLC, Class A *	1,512	9,223
Sempra	7,528	528,616
SJW Group	275	18,084
Southwest Gas Holdings, Inc.	1,592	98,593
Spire, Inc.	1,067	62,323
The AES Corp.	15,499	277,897
The Southern Co.	18,637	1,262,284
UGI Corp.	6,675	168,076
Unitil Corp.	336	16,404
Vistra Corp.	14,820	465,644
WEC Energy Group, Inc.	4,435	373,072
Xcel Energy, Inc.	8,588	490,632
		16,584,266
Total Common Stocks (Cost $433,399,096)		538,719,073

INVESTMENT COMPANIES 0.0% OF NET ASSETS

Equity Funds 0.0%
iShares Core S&P Total U.S. Stock Market ETF	4,000	397,640
Total Investment Companies (Cost $359,248)		397,640

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (e)	277,417	277,417
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (e)(f)	168,328	168,328
		445,745
Total Short-Term Investments (Cost $445,745)		445,745
Total Investments in Securities (Cost $434,204,089)		539,562,458

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/15/23	6	1,354,800	17,989

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $166,217.
(b)	On October 15, 2023, the issuer filed for bankruptcy.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

See financial notes
Schwab Fundamental Index ETFs | Semiannual Report31

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended August 31, 2023:
SECURITY	VALUE AT 2/28/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/23	BALANCE OF SHARES HELD AT 8/31/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Financial Services 0.1%
The Charles Schwab Corp.	$446,326	$86,913	($8,354 )	($15 )	($104,313 )	$420,557	7,110	$3,279

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$454,211,284	$—	$—	$454,211,284
Financial Services	41,234,268	—	19,822	41,254,090
Health Care Equipment & Services	29,209,989	—	0 *	29,209,989
Telecommunication Services	14,043,676	—	34	14,043,710
Investment Companies[1]	397,640	—	—	397,640
Short-Term Investments[1]	445,745	—	—	445,745
Futures Contracts[2]	17,989	—	—	17,989
Total	$539,560,591	$—	$19,856	$539,580,447

*	Level 3 amount shown includes securities determined to have no value at August 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
See financial notes
32Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Assets and Liabilities

As of August 31, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $369,055)		$420,557
Investments in securities, at value - unaffiliated (cost $433,835,034) including securities on loan of $166,217		539,141,901
Cash		4,231
Deposit with broker for futures contracts		77,200
Receivables:
Fund shares sold		2,874,858
Dividends		1,168,389
Investments sold		10,694
Income from securities on loan	+	6,968
Total assets		543,704,798

Liabilities
Collateral held for securities on loan		168,328
Payables:
Investments bought		2,947,179
Management fees		112,979
Variation margin on futures contracts	+	3,187
Total liabilities		3,231,673
Net assets		$540,473,125

Net Assets by Source
Capital received from investors		$450,869,072
Total distributable earnings	+	89,604,053
Net assets		$540,473,125

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$540,473,125		9,400,000		$57.50

See financial notes
Schwab Fundamental Index ETFs | Semiannual Report33

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Operations

For the period March 1, 2023 through August 31, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $3,743)		$5,849,967
Dividends received from securities - affiliated		3,279
Securities on loan, net	+	18,233
Total investment income		5,871,479

Expenses
Management fees		628,382
Total expenses	–	628,382
Net investment income		5,243,097

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(2,086)
Net realized losses on sales of securities - unaffiliated		(2,205,084)
Net realized gains on sales of in-kind redemptions - affiliated		2,071
Net realized gains on sales of in-kind redemptions - unaffiliated		7,459,501
Net realized gains on futures contracts	+	45,935
Net realized gains		5,300,337
Net change in unrealized appreciation (depreciation) on securities - affiliated		(104,313)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		22,561,083
Net change in unrealized appreciation (depreciation) on futures contracts	+	29,751
Net change in unrealized appreciation (depreciation)	+	22,486,521
Net realized and unrealized gains		27,786,858
Increase in net assets resulting from operations		$33,029,955
See financial notes
34Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/23-8/31/23		3/1/22-2/28/23
Net investment income		$5,243,097	$9,113,094
Net realized gains		5,300,337	16,436,928
Net change in unrealized appreciation (depreciation)	+	22,486,521	(31,684,296)
Increase (decrease) in net assets resulting from operations		$33,029,955	($6,134,274 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($4,679,250 )	($8,668,580 )

TRANSACTIONS IN FUND SHARES
	3/1/23-8/31/23			3/1/22-2/28/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		700,000	$39,375,122	2,300,000	$122,514,839
Shares redeemed	+	(250,000)	(13,532,622)	(900,000)	(46,772,595)
Net transactions in fund shares		450,000	$25,842,500	1,400,000	$75,742,244

SHARES OUTSTANDING AND NET ASSETS
	3/1/23-8/31/23			3/1/22-2/28/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,950,000	$486,279,920	7,550,000	$425,340,530
Total increase	+	450,000	54,193,205	1,400,000	60,939,390
End of period		9,400,000	$540,473,125	8,950,000	$486,279,920
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report35

Schwab Fundamental U.S. Large Company Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/23– 8/31/23*	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19
Per-Share Data
Net asset value at beginning of period	$54.91	$56.98	$48.49	$37.67	$37.83	$37.20
Income (loss) from investment operations:
Net investment income (loss)[1]	0.59	1.12	1.02	0.98	0.99	0.87
Net realized and unrealized gains (losses)	3.41	(2.09)	8.43	10.88	(0.20)	0.57
Total from investment operations	4.00	(0.97)	9.45	11.86	0.79	1.44
Less distributions:
Distributions from net investment income	(0.54)	(1.10)	(0.96)	(1.04)	(0.95)	(0.81)
Net asset value at end of period	$58.37	$54.91	$56.98	$48.49	$37.67	$37.83
Total return	7.35%[2]	(1.61%)	19.61%	32.40%	1.98%	3.92%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%[3]	0.25%[4]	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	2.11%[3]	2.07%	1.84%	2.49%	2.47%	2.33%
Portfolio turnover rate[5]	5%[2]	12%	11%	13%	12%	11%
Net assets, end of period (x 1,000,000)	$11,899	$10,373	$9,889	$5,863	$5,558	$4,596

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
36Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.5%
Adient plc *	76,565	2,999,051
Aptiv plc *	95,979	9,737,070
Autoliv, Inc.	55,367	5,403,819
BorgWarner, Inc.	181,566	7,398,814
Dana, Inc.	190,922	3,075,753
Ford Motor Co.	3,512,684	42,608,857
General Motors Co.	1,834,437	61,471,984
Gentex Corp.	144,304	4,712,969
Harley-Davidson, Inc.	82,834	2,795,647
Lear Corp.	70,343	10,135,723
Phinia, Inc. *	36,190	1,006,082
Tesla, Inc. *	54,734	14,125,751
The Goodyear Tire & Rubber Co. *	555,997	7,177,921
Thor Industries, Inc.	48,956	5,131,568
		177,781,009

Banks 6.2%
Bank of America Corp.	4,074,052	116,803,071
Citigroup, Inc.	2,691,569	111,134,884
Citizens Financial Group, Inc.	312,096	8,779,260
Comerica, Inc.	109,369	5,261,743
Credicorp Ltd.	38,873	5,497,808
East West Bancorp, Inc.	41,135	2,276,411
Fifth Third Bancorp	386,856	10,271,027
First Horizon Corp.	150,999	1,895,037
Huntington Bancshares, Inc.	519,318	5,759,237
JPMorgan Chase & Co.	1,584,383	231,842,764
KeyCorp	602,744	6,829,090
M&T Bank Corp.	83,486	10,439,924
New York Community Bancorp, Inc.	344,323	4,228,286
Popular, Inc.	47,460	3,240,569
Regions Financial Corp.	384,471	7,051,198
Synovus Financial Corp.	64,647	2,001,471
The PNC Financial Services Group, Inc.	205,038	24,754,238
Truist Financial Corp.	518,012	15,825,267
U.S. Bancorp	880,128	32,151,076
Wells Fargo & Co.	3,174,931	131,092,901
Zions Bancorp NA	121,949	4,329,189
		741,464,451

Capital Goods 7.1%
3M Co.	349,766	37,309,539
A.O. Smith Corp.	49,000	3,552,500
Acuity Brands, Inc.	20,596	3,321,723
AECOM	64,965	5,700,679
AerCap Holdings N.V. *	58,302	3,586,739
AGCO Corp.	35,324	4,575,518
Air Lease Corp.	59,089	2,408,468
Allegion plc	24,505	2,788,914
Allison Transmission Holdings, Inc.	95,319	5,762,034
AMETEK, Inc.	40,438	6,450,265
SECURITY	NUMBER OF SHARES	VALUE ($)
Boise Cascade Co.	39,441	4,313,662
Carlisle Cos., Inc.	17,807	4,683,597
Carrier Global Corp.	312,476	17,951,746
Caterpillar, Inc.	183,074	51,467,594
Cummins, Inc.	81,837	18,825,783
Curtiss-Wright Corp.	14,509	3,017,727
Deere & Co.	60,003	24,657,633
Donaldson Co., Inc.	42,517	2,715,561
Dover Corp.	45,035	6,678,690
Eaton Corp. plc	144,270	33,235,480
EMCOR Group, Inc.	29,340	6,579,495
Emerson Electric Co.	231,257	22,721,000
Fastenal Co.	140,390	8,083,656
Flowserve Corp.	69,360	2,744,575
Fluor Corp. *	95,520	3,342,245
Fortive Corp.	58,847	4,640,086
Fortune Brands Innovations, Inc.	76,586	5,285,966
General Dynamics Corp.	108,428	24,574,122
General Electric Co.	465,954	53,333,095
Graco, Inc.	32,976	2,603,125
Hexcel Corp.	36,201	2,653,533
Honeywell International, Inc.	222,075	41,736,775
Howmet Aerospace, Inc.	129,549	6,408,789
Hubbell, Inc.	15,144	4,937,701
Huntington Ingalls Industries, Inc.	24,597	5,419,211
IDEX Corp.	14,439	3,268,990
Illinois Tool Works, Inc.	87,399	21,618,143
Ingersoll Rand, Inc.	45,184	3,145,258
ITT, Inc.	30,349	3,104,096
Johnson Controls International plc	270,013	15,946,968
L3Harris Technologies, Inc.	74,278	13,228,169
Lennox International, Inc.	9,893	3,727,781
Lincoln Electric Holdings, Inc.	16,829	3,238,909
Lockheed Martin Corp.	79,613	35,694,489
Masco Corp.	109,799	6,479,239
MasTec, Inc. *	32,459	3,229,346
MDU Resources Group, Inc.	119,029	2,423,430
MSC Industrial Direct Co., Inc., Class A	29,945	3,056,187
Mueller Industries, Inc.	29,590	2,283,164
Nordson Corp.	10,515	2,567,132
Northrop Grumman Corp.	47,425	20,539,293
nVent Electric plc	60,522	3,421,914
Oshkosh Corp.	55,523	5,764,953
Otis Worldwide Corp.	69,518	5,947,265
Owens Corning	61,317	8,824,129
PACCAR, Inc.	223,868	18,422,098
Parker-Hannifin Corp.	35,243	14,692,807
Pentair plc	73,108	5,136,568
Quanta Services, Inc.	41,135	8,633,002
Regal Rexnord Corp.	22,562	3,659,331
Resideo Technologies, Inc. *	117,190	1,975,823
Rockwell Automation, Inc.	27,746	8,658,972
RTX Corp.	344,192	29,614,280
Sensata Technologies Holding plc	67,270	2,530,697
Snap-on, Inc.	23,252	6,245,487
Spirit AeroSystems Holdings, Inc., Class A	112,047	2,388,842
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report37

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Stanley Black & Decker, Inc.	118,664	11,199,508
Textron, Inc.	112,084	8,710,048
The Boeing Co. *	200,837	44,993,513
The Middleby Corp. *	15,293	2,226,508
The Timken Co.	30,848	2,357,404
The Toro Co.	25,185	2,576,929
Trane Technologies plc	54,108	11,106,208
TransDigm Group, Inc. *	11,776	10,643,738
Triton International Ltd.	30,254	2,538,613
UFP Industries, Inc.	39,093	4,079,355
United Rentals, Inc.	30,452	14,511,596
W.W. Grainger, Inc.	12,768	9,118,140
Watsco, Inc.	11,087	4,041,766
WESCO International, Inc.	24,015	3,886,828
Westinghouse Air Brake Technologies Corp.	50,165	5,644,566
Xylem, Inc.	42,711	4,422,297
		849,591,005

Commercial & Professional Services 1.1%
ABM Industries, Inc.	57,941	2,631,680
ASGN, Inc. *	25,923	2,129,834
Automatic Data Processing, Inc.	70,032	17,830,848
Booz Allen Hamilton Holding Corp., Class A	39,806	4,510,418
Broadridge Financial Solutions, Inc.	26,846	4,998,994
CACI International, Inc., Class A *	10,029	3,289,612
Cintas Corp.	16,359	8,247,717
Concentrix Corp.	16,414	1,310,330
Copart, Inc. *	77,905	3,492,481
Equifax, Inc.	17,131	3,540,978
Genpact Ltd.	65,306	2,437,873
Jacobs Solutions, Inc.	55,401	7,469,163
KBR, Inc.	42,086	2,589,131
Leidos Holdings, Inc.	74,922	7,305,644
ManpowerGroup, Inc.	94,751	7,473,011
Maximus, Inc.	37,018	2,991,795
Paychex, Inc.	59,027	7,214,870
Republic Services, Inc.	52,217	7,526,036
Robert Half International, Inc.	64,273	4,753,631
Science Applications International Corp.	29,196	3,435,201
SS&C Technologies Holdings, Inc.	61,579	3,535,866
TransUnion	37,104	3,013,587
Verisk Analytics, Inc.	23,423	5,673,519
Waste Management, Inc.	106,295	16,664,930
		134,067,149

Consumer Discretionary Distribution & Retail 4.3%
Academy Sports & Outdoors, Inc.	36,357	1,984,001
Advance Auto Parts, Inc.	39,200	2,697,744
Amazon.com, Inc. *	1,130,514	156,022,237
Asbury Automotive Group, Inc. *	12,458	2,865,340
AutoNation, Inc. *	41,409	6,504,940
AutoZone, Inc. *	2,358	5,968,876
Bath & Body Works, Inc.	118,828	4,381,188
Best Buy Co., Inc.	265,088	20,265,978
Big Lots, Inc. (a)	220,825	1,369,115
Burlington Stores, Inc. *	14,325	2,324,374
CarMax, Inc. *	107,743	8,800,448
Dick's Sporting Goods, Inc.	32,794	3,815,254
eBay, Inc.	416,376	18,645,317
Foot Locker, Inc.	121,330	2,380,495
Genuine Parts Co.	45,982	7,068,813
Group 1 Automotive, Inc.	18,685	4,940,688
Kohl's Corp.	449,587	11,976,998
SECURITY	NUMBER OF SHARES	VALUE ($)
Lithia Motors, Inc.	20,972	6,459,795
LKQ Corp.	124,979	6,565,147
Lowe’s Cos., Inc.	203,664	46,940,479
Macy's, Inc.	436,251	5,335,350
Murphy USA, Inc.	15,010	4,767,776
Nordstrom, Inc.	152,893	2,479,924
O'Reilly Automotive, Inc. *	13,928	13,088,142
Penske Automotive Group, Inc.	20,050	3,294,215
Pool Corp.	6,852	2,505,091
Qurate Retail, Inc. *	3,710,616	2,875,727
Ross Stores, Inc.	86,497	10,536,200
The Gap, Inc.	351,924	4,075,280
The Home Depot, Inc.	281,497	92,978,459
The ODP Corp. *	78,504	3,871,817
The TJX Cos., Inc.	319,166	29,516,472
Tractor Supply Co.	27,774	6,068,619
Ulta Beauty, Inc. *	9,087	3,771,378
Williams-Sonoma, Inc.	31,685	4,473,922
		511,615,599

Consumer Durables & Apparel 1.7%
Brunswick Corp.	44,944	3,555,969
Capri Holdings Ltd. *	74,836	3,928,142
Carter's, Inc.	35,596	2,547,606
D.R. Horton, Inc.	169,421	20,164,487
Deckers Outdoor Corp. *	6,824	3,610,510
Garmin Ltd.	24,537	2,601,413
Hanesbrands, Inc.	607,083	3,187,186
Hasbro, Inc.	61,965	4,461,480
KB Home	71,604	3,637,483
Leggett & Platt, Inc.	95,054	2,680,523
Lennar Corp., Class A	167,348	19,929,473
Lululemon Athletica, Inc. *	13,021	4,964,386
M.D.C. Holdings, Inc.	56,256	2,669,347
Meritage Homes Corp.	30,694	4,267,694
Mohawk Industries, Inc. *	64,700	6,559,933
Newell Brands, Inc.	337,604	3,571,850
NIKE, Inc., Class B	263,601	26,810,858
NVR, Inc. *	1,397	8,909,130
Polaris, Inc.	30,760	3,447,888
PulteGroup, Inc.	200,445	16,448,517
PVH Corp.	76,774	6,418,306
Ralph Lauren Corp.	27,936	3,258,176
Skechers U.S.A., Inc., Class A *	58,773	2,956,870
Tapestry, Inc.	116,279	3,874,416
Taylor Morrison Home Corp. *	96,204	4,560,070
Tempur Sealy International, Inc.	63,111	2,948,546
Toll Brothers, Inc.	83,937	6,876,958
Tri Pointe Homes, Inc. *	133,277	4,144,915
VF Corp.	294,734	5,823,944
Whirlpool Corp.	72,308	10,120,228
		198,936,304

Consumer Services 1.9%
Aramark	121,342	4,511,496
Booking Holdings, Inc. *	10,852	33,695,786
Carnival Corp. *	1,023,087	16,185,236
Chipotle Mexican Grill, Inc. *	2,205	4,248,241
Darden Restaurants, Inc.	37,095	5,768,644
Domino’s Pizza, Inc.	12,670	4,908,358
Expedia Group, Inc. *	35,926	3,894,019
H&R Block, Inc.	64,082	2,561,998
Hilton Worldwide Holdings, Inc.	45,963	6,832,400
Las Vegas Sands Corp.	154,862	8,495,729
Marriott International, Inc., Class A	51,584	10,497,860
McDonald’s Corp.	169,909	47,769,915
See financial notes
38Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MGM Resorts International	190,333	8,370,845
Penn Entertainment, Inc. *	70,436	1,668,629
Royal Caribbean Cruises Ltd. *	92,003	9,102,777
Service Corp. International	40,452	2,552,926
Starbucks Corp.	369,194	35,974,263
Travel & Leisure Co.	61,027	2,453,285
Vail Resorts, Inc.	10,089	2,283,343
Wynn Resorts Ltd.	32,907	3,336,112
Yum! Brands, Inc.	90,666	11,730,367
		226,842,229

Consumer Staples Distribution & Retail 3.3%
BJ's Wholesale Club Holdings, Inc. *	25,047	1,687,917
Casey's General Stores, Inc.	21,981	5,372,376
Costco Wholesale Corp.	122,566	67,323,053
Dollar General Corp.	80,686	11,175,011
Dollar Tree, Inc. *	69,473	8,500,716
Performance Food Group Co. *	94,288	5,858,113
SpartanNash Co.	91,964	2,001,137
Sprouts Farmers Market, Inc. *	83,195	3,393,524
Sysco Corp.	193,286	13,462,370
Target Corp.	299,684	37,925,010
The Kroger Co.	771,028	35,767,989
United Natural Foods, Inc. *	79,545	1,601,241
US Foods Holding Corp. *	214,436	8,669,648
Walgreens Boots Alliance, Inc.	1,383,242	35,009,855
Walmart, Inc.	933,053	151,723,748
		389,471,708

Energy 7.1%
Antero Resources Corp. *	80,223	2,219,770
APA Corp.	122,049	5,350,628
Baker Hughes Co.	620,160	22,443,590
Cheniere Energy, Inc.	31,886	5,203,795
Chevron Corp.	919,931	148,200,884
CNX Resources Corp. *	124,068	2,772,920
ConocoPhillips	441,561	52,559,006
Delek US Holdings, Inc.	79,771	2,054,103
Devon Energy Corp.	135,362	6,915,645
Diamondback Energy, Inc.	20,737	3,147,462
EOG Resources, Inc.	180,654	23,235,717
Equitrans Midstream Corp.	306,815	2,945,424
Exxon Mobil Corp.	2,065,656	229,680,291
Halliburton Co.	276,448	10,676,422
Helmerich & Payne, Inc.	67,377	2,694,406
Hess Corp.	33,306	5,145,777
HF Sinclair Corp.	143,002	7,877,980
Kinder Morgan, Inc.	1,194,625	20,571,443
Marathon Oil Corp.	316,448	8,338,405
Marathon Petroleum Corp.	354,775	50,651,227
Murphy Oil Corp.	75,758	3,439,413
NOV, Inc.	204,233	4,315,443
Occidental Petroleum Corp.	256,396	16,099,105
ONEOK, Inc.	188,024	12,259,165
Ovintiv, Inc.	106,918	5,020,869
PBF Energy, Inc., Class A	100,740	4,723,699
Peabody Energy Corp.	95,233	2,055,128
Phillips 66	465,384	53,128,237
Pioneer Natural Resources Co.	44,495	10,586,695
Schlumberger N.V.	477,252	28,138,778
Southwestern Energy Co. *	269,686	1,828,471
Targa Resources Corp.	70,128	6,048,540
TechnipFMC plc	231,313	4,404,200
The Williams Cos., Inc.	456,573	15,765,466
Valero Energy Corp.	386,873	50,254,803
SECURITY	NUMBER OF SHARES	VALUE ($)
World Fuel Services Corp.	391,026	8,563,469
		839,316,376

Equity Real Estate Investment Trusts (REITs) 1.7%
Alexandria Real Estate Equities, Inc.	25,245	2,937,003
American Tower Corp.	66,069	11,979,631
AvalonBay Communities, Inc.	32,876	6,043,266
Boston Properties, Inc.	83,976	5,607,078
Brixmor Property Group, Inc.	124,460	2,735,631
Camden Property Trust	21,174	2,278,746
Crown Castle, Inc.	90,283	9,073,441
Digital Realty Trust, Inc.	69,960	9,215,131
Equinix, Inc.	13,469	10,524,407
Equity Residential	99,557	6,454,280
Essex Property Trust, Inc.	15,572	3,712,209
Extra Space Storage, Inc.	28,913	3,720,525
Gaming & Leisure Properties, Inc.	48,927	2,319,140
Healthpeak Properties, Inc.	165,369	3,403,294
Host Hotels & Resorts, Inc.	358,040	5,653,452
Invitation Homes, Inc.	95,743	3,263,879
Iron Mountain, Inc.	106,170	6,746,042
Kimco Realty Corp.	137,085	2,596,390
Lamar Advertising Co., Class A	25,846	2,357,672
Medical Properties Trust, Inc.	206,703	1,492,396
Mid-America Apartment Communities, Inc.	24,015	3,487,698
Omega Healthcare Investors, Inc.	77,082	2,452,749
Park Hotels & Resorts, Inc.	255,095	3,272,869
Prologis, Inc.	82,120	10,199,304
Public Storage	20,171	5,574,861
Realty Income Corp.	57,444	3,219,162
Regency Centers Corp.	43,259	2,690,710
SBA Communications Corp.	8,258	1,854,169
Service Properties Trust	354,372	2,927,113
Simon Property Group, Inc.	107,005	12,143,997
SL Green Realty Corp. (a)	82,953	3,256,735
Sun Communities, Inc.	18,336	2,244,693
UDR, Inc.	63,293	2,525,391
Ventas, Inc.	193,023	8,431,245
VICI Properties, Inc.	69,069	2,130,088
Vornado Realty Trust	182,468	4,382,881
Welltower, Inc.	142,573	11,816,450
Weyerhaeuser Co.	361,159	11,827,957
WP Carey, Inc.	34,393	2,237,265
		198,788,950

Financial Services 7.8%
Affiliated Managers Group, Inc.	25,091	3,362,445
AGNC Investment Corp.	263,016	2,606,489
Ally Financial, Inc.	456,661	12,644,943
American Express Co.	234,579	37,061,136
Ameriprise Financial, Inc.	43,768	14,775,201
Annaly Capital Management, Inc.	157,894	3,200,511
Apollo Global Management, Inc.	31,917	2,787,631
Berkshire Hathaway, Inc., Class B *	771,990	278,070,798
BlackRock, Inc.	38,041	26,649,242
Blackstone, Inc.	102,696	10,923,773
Bread Financial Holdings, Inc.	142,097	5,340,005
Capital One Financial Corp.	404,867	41,454,332
Cboe Global Markets, Inc.	19,706	2,950,185
Chimera Investment Corp.	343,168	2,076,166
CME Group, Inc.	55,624	11,273,872
Coinbase Global, Inc., Class A *	17,718	1,410,353
Discover Financial Services	213,773	19,254,534
Equitable Holdings, Inc.	147,358	4,243,910
Evercore, Inc., Class A	27,002	3,781,630
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report39

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Fidelity National Information Services, Inc.	212,946	11,895,164
Fiserv, Inc. *	85,206	10,343,156
FleetCor Technologies, Inc. *	24,698	6,711,188
Franklin Resources, Inc.	275,650	7,370,881
Global Payments, Inc.	75,374	9,549,132
Intercontinental Exchange, Inc.	107,830	12,722,862
Invesco Ltd.	292,600	4,658,192
Jack Henry & Associates, Inc.	15,602	2,446,082
Janus Henderson Group plc	112,481	3,089,853
Jefferies Financial Group, Inc.	128,185	4,574,923
KKR & Co., Inc.	140,628	8,832,845
Lazard Ltd., Class A	68,580	2,382,469
LPL Financial Holdings, Inc.	16,757	3,863,997
Mastercard, Inc., Class A	87,255	36,004,903
MGIC Investment Corp.	166,088	2,919,827
Moody's Corp.	23,069	7,769,639
Morgan Stanley	404,506	34,443,686
MSCI, Inc.	6,415	3,487,322
Nasdaq, Inc.	55,361	2,905,345
Navient Corp.	243,334	4,294,845
Northern Trust Corp.	91,522	6,962,079
OneMain Holdings, Inc.	143,308	5,948,715
PayPal Holdings, Inc. *	251,162	15,700,137
Radian Group, Inc.	97,617	2,643,468
Raymond James Financial, Inc.	44,360	4,639,612
Rithm Capital Corp.	341,721	3,523,143
S&P Global, Inc.	45,446	17,763,024
SEI Investments Co.	47,810	2,967,089
SLM Corp.	212,720	3,029,133
Starwood Property Trust, Inc.	132,890	2,714,943
State Street Corp.	152,847	10,506,703
Synchrony Financial	818,560	26,423,117
T. Rowe Price Group, Inc.	125,765	14,114,606
The Bank of New York Mellon Corp.	552,714	24,800,277
The Carlyle Group, Inc.	64,077	2,072,891
The Charles Schwab Corp. (b)	169,362	10,017,762
The Goldman Sachs Group, Inc.	157,907	51,747,703
The Western Union Co.	379,773	4,690,197
Visa, Inc., Class A	187,829	46,145,829
Voya Financial, Inc.	46,172	3,217,265
		923,761,160

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	975,956	43,156,774
Archer-Daniels-Midland Co.	385,917	30,603,218
Bunge Ltd.	130,886	14,962,887
Campbell Soup Co.	79,877	3,330,871
Coca-Cola Europacific Partners plc	103,244	6,618,973
Conagra Brands, Inc.	224,612	6,711,407
Constellation Brands, Inc., Class A	40,368	10,518,286
Darling Ingredients, Inc. *	44,226	2,731,398
Flowers Foods, Inc.	90,831	2,139,978
General Mills, Inc.	201,633	13,642,489
Hormel Foods Corp.	111,692	4,310,194
Ingredion, Inc.	53,005	5,454,744
Kellogg Co.	102,231	6,238,136
Keurig Dr Pepper, Inc.	233,301	7,850,579
Lamb Weston Holdings, Inc.	25,263	2,460,869
McCormick & Co., Inc. Non Voting Shares	52,694	4,325,123
Molson Coors Beverage Co., Class B	134,910	8,565,436
Mondelez International, Inc., Class A	441,737	31,478,179
Monster Beverage Corp. *	122,788	7,049,259
PepsiCo, Inc.	339,761	60,450,277
Philip Morris International, Inc.	541,999	52,064,424
Post Holdings, Inc. *	33,553	3,010,040
SECURITY	NUMBER OF SHARES	VALUE ($)
The Coca-Cola Co.	823,607	49,276,407
The Hershey Co.	23,152	4,974,439
The J.M. Smucker Co.	58,192	8,434,930
The Kraft Heinz Co.	380,659	12,596,006
Tyson Foods, Inc., Class A	355,675	18,946,807
		421,902,130

Health Care Equipment & Services 5.5%
Abbott Laboratories	338,227	34,803,558
Align Technology, Inc. *	11,356	4,203,310
Baxter International, Inc.	257,174	10,441,264
Becton Dickinson & Co.	59,838	16,721,729
Boston Scientific Corp. *	180,804	9,752,568
Cardinal Health, Inc.	173,023	15,110,098
Cencora, Inc.	24,983	4,396,508
Centene Corp. *	362,117	22,324,513
Chemed Corp.	4,165	2,130,148
CVS Health Corp.	1,107,600	72,182,292
DaVita, Inc. *	84,073	8,610,757
Dentsply Sirona, Inc.	108,427	4,021,557
Edwards Lifesciences Corp. *	53,886	4,120,662
Elevance Health, Inc.	118,898	52,554,105
Encompass Health Corp.	45,068	3,201,631
HCA Healthcare, Inc.	91,652	25,415,099
Henry Schein, Inc. *	75,807	5,802,268
Hologic, Inc. *	60,524	4,523,564
Humana, Inc.	70,341	32,471,516
IDEXX Laboratories, Inc. *	6,568	3,358,941
Intuitive Surgical, Inc. *	27,016	8,447,363
Laboratory Corp. of America Holdings	44,507	9,261,907
McKesson Corp.	41,093	16,943,466
Medtronic plc	546,618	44,549,367
Molina Healthcare, Inc. *	19,590	6,075,251
Owens & Minor, Inc. *	88,555	1,496,579
Patterson Cos., Inc.	76,595	2,300,914
Quest Diagnostics, Inc.	61,286	8,059,109
ResMed, Inc.	15,368	2,452,579
STERIS plc	17,016	3,906,703
Stryker Corp.	56,963	16,151,859
Teleflex, Inc.	10,592	2,253,342
Tenet Healthcare Corp. *	86,446	6,704,752
The Cigna Group	169,788	46,905,633
The Cooper Cos., Inc.	8,516	3,150,835
UnitedHealth Group, Inc.	265,039	126,312,287
Universal Health Services, Inc., Class B	69,231	9,325,416
Zimmer Biomet Holdings, Inc.	59,630	7,103,125
		657,546,575

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	62,102	6,009,611
Colgate-Palmolive Co.	226,814	16,664,025
Kimberly-Clark Corp.	111,844	14,408,862
The Clorox Co.	35,610	5,571,184
The Estee Lauder Cos., Inc., Class A	34,790	5,584,839
The Procter & Gamble Co.	677,196	104,518,431
		152,756,952

Insurance 3.3%
Aflac, Inc.	320,034	23,864,935
American Financial Group, Inc.	33,468	3,879,611
American International Group, Inc.	607,801	35,568,514
Aon plc, Class A	48,815	16,274,433
Arch Capital Group Ltd. *	85,675	6,584,980
Arthur J. Gallagher & Co.	26,986	6,219,733
Assurant, Inc.	22,013	3,067,071
See financial notes
40Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Assured Guaranty Ltd.	51,775	3,046,441
Brown & Brown, Inc.	39,125	2,899,162
Chubb Ltd.	142,256	28,574,963
Cincinnati Financial Corp.	64,325	6,804,942
CNO Financial Group, Inc.	188,397	4,408,490
Everest Group Ltd.	13,469	4,857,999
Fidelity National Financial, Inc.	158,189	6,549,025
First American Financial Corp.	85,516	5,274,627
Genworth Financial, Inc., Class A *	698,560	4,044,662
Globe Life, Inc.	40,987	4,572,920
Kemper Corp.	46,413	2,180,019
Lincoln National Corp.	228,994	5,875,986
Loews Corp.	106,724	6,626,493
Markel Group, Inc. *	3,952	5,844,692
Marsh & McLennan Cos., Inc.	91,319	17,806,292
MetLife, Inc.	440,529	27,903,107
Old Republic International Corp.	196,953	5,386,665
Primerica, Inc.	16,627	3,341,362
Principal Financial Group, Inc.	114,439	8,893,055
Prudential Financial, Inc.	287,769	27,243,091
Reinsurance Group of America, Inc.	34,741	4,815,797
RenaissanceRe Holdings Ltd.	12,812	2,407,247
The Allstate Corp.	221,080	23,834,635
The Hanover Insurance Group, Inc.	21,282	2,271,215
The Hartford Financial Services Group, Inc.	193,838	13,921,445
The Progressive Corp.	167,252	22,323,124
The Travelers Cos., Inc.	183,515	29,588,123
Unum Group	150,561	7,406,096
W.R. Berkley Corp.	59,854	3,702,568
Willis Towers Watson plc	31,167	6,444,089
		394,307,609

Materials 3.5%
Air Products and Chemicals, Inc.	49,354	14,583,613
Albemarle Corp.	15,331	3,046,423
Alcoa Corp.	125,160	3,764,813
AptarGroup, Inc.	22,379	2,966,560
Avery Dennison Corp.	25,825	4,864,913
Axalta Coating Systems Ltd. *	91,171	2,580,139
Ball Corp.	112,767	6,140,163
Berry Global Group, Inc.	73,817	4,823,203
Celanese Corp.	77,227	9,758,404
CF Industries Holdings, Inc.	67,770	5,223,034
Cleveland-Cliffs, Inc. *	152,899	2,337,826
Commercial Metals Co.	64,697	3,641,794
Corteva, Inc.	151,823	7,668,580
Crown Holdings, Inc.	50,409	4,670,898
Dow, Inc.	408,041	22,262,717
DuPont de Nemours, Inc.	328,054	25,224,072
Eagle Materials, Inc.	13,967	2,644,232
Eastman Chemical Co.	106,809	9,079,833
Ecolab, Inc.	66,564	12,235,129
FMC Corp.	29,193	2,517,312
Freeport-McMoRan, Inc.	390,447	15,582,740
Graphic Packaging Holding Co.	148,099	3,293,722
Huntsman Corp.	169,603	4,726,836
International Flavors & Fragrances, Inc.	54,140	3,814,163
International Paper Co.	393,864	13,753,731
Knife River Corp. *	29,738	1,530,317
Linde plc	110,729	42,856,552
Louisiana-Pacific Corp.	46,717	2,918,878
LyondellBasell Industries N.V., Class A	221,335	21,861,258
Martin Marietta Materials, Inc.	14,120	6,303,309
Newmont Corp.	321,075	12,656,776
Nucor Corp.	145,494	25,039,517
O-I Glass, Inc. *	159,653	3,170,709
SECURITY	NUMBER OF SHARES	VALUE ($)
Olin Corp.	59,856	3,472,845
Packaging Corp. of America	47,816	7,129,366
PPG Industries, Inc.	99,281	14,074,075
Reliance Steel & Aluminum Co.	41,729	11,891,096
RPM International, Inc.	41,620	4,151,179
Sealed Air Corp.	77,767	2,882,045
Sonoco Products Co.	60,072	3,451,136
Steel Dynamics, Inc.	95,367	10,165,169
The Chemours Co.	111,440	3,791,189
The Mosaic Co.	152,901	5,940,204
The Sherwin-Williams Co.	37,754	10,258,517
United States Steel Corp.	275,704	8,571,637
Vulcan Materials Co.	28,590	6,239,767
Warrior Met Coal, Inc.	64,026	2,532,869
Westrock Co.	346,691	11,340,263
		413,433,523

Media & Entertainment 7.2%
Activision Blizzard, Inc.	142,245	13,085,118
Alphabet, Inc., Class A *	1,108,805	150,985,977
Alphabet, Inc., Class C *	1,006,050	138,180,968
Charter Communications, Inc., Class A *	110,018	48,201,086
Comcast Corp., Class A	2,766,031	129,339,610
DISH Network Corp., Class A *	421,912	2,531,472
Electronic Arts, Inc.	77,553	9,304,809
Fox Corp., Class A	265,756	8,785,893
Liberty Media Corp.-Liberty Live, Class C *	62,289	2,096,025
Liberty Media Corp.-Liberty SiriusXM, Class C *	248,378	6,070,358
Meta Platforms, Inc., Class A *	797,223	235,890,313
Netflix, Inc. *	32,896	14,266,337
News Corp., Class A	251,005	5,394,097
Nexstar Media Group, Inc., Class A	18,758	3,053,802
Omnicom Group, Inc.	108,637	8,800,683
Paramount Global, Class B	790,564	11,929,611
Take-Two Interactive Software, Inc. *	28,196	4,009,471
TEGNA, Inc.	131,033	2,165,976
The Interpublic Group of Cos., Inc.	150,509	4,908,099
The Walt Disney Co. *	591,273	49,477,725
Warner Bros Discovery, Inc. *	728,223	9,568,850
		858,046,280

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
AbbVie, Inc.	373,282	54,857,523
Agilent Technologies, Inc.	49,537	5,997,444
Amgen, Inc.	222,344	56,995,661
Avantor, Inc. *	87,246	1,888,876
Biogen, Inc. *	69,173	18,494,093
Bristol-Myers Squibb Co.	585,281	36,082,574
Catalent, Inc. *	37,158	1,856,785
Danaher Corp.	71,050	18,828,250
Eli Lilly & Co.	59,433	32,937,769
Fortrea Holdings, Inc. *	44,176	1,217,049
Gilead Sciences, Inc.	643,392	49,206,620
ICON plc *	11,298	2,936,802
Illumina, Inc. *	21,272	3,514,560
IQVIA Holdings, Inc. *	48,519	10,801,785
Jazz Pharmaceuticals plc *	20,662	2,962,104
Johnson & Johnson	783,268	126,638,770
Merck & Co., Inc.	660,114	71,939,224
Mettler-Toledo International, Inc. *	2,936	3,562,777
Moderna, Inc. *	17,109	1,934,515
Organon & Co.	181,171	3,978,515
Perrigo Co., plc	112,979	3,954,265
Pfizer, Inc.	2,329,152	82,405,398
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report41

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Regeneron Pharmaceuticals, Inc. *	18,168	15,015,670
Revvity, Inc.	22,344	2,614,918
Syneos Health, Inc. *	55,405	2,367,456
Thermo Fisher Scientific, Inc.	54,329	30,266,686
United Therapeutics Corp. *	10,491	2,353,761
Vertex Pharmaceuticals, Inc. *	18,677	6,505,946
Viatris, Inc.	1,019,401	10,958,561
Waters Corp. *	14,602	4,100,242
West Pharmaceutical Services, Inc.	7,712	3,138,013
Zoetis, Inc.	55,738	10,618,646
		680,931,258

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	393,801	2,583,335
CBRE Group, Inc., Class A *	133,421	11,347,456
DigitalBridge Group, Inc.	200,431	3,491,508
Jones Lang LaSalle, Inc. *	44,500	7,689,600
		25,111,899

Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices, Inc. *	114,858	12,142,788
Analog Devices, Inc.	67,329	12,239,066
Applied Materials, Inc.	242,588	37,057,743
Broadcom, Inc.	75,845	69,996,592
First Solar, Inc. *	14,766	2,792,546
Intel Corp.	4,968,856	174,605,600
KLA Corp.	21,101	10,589,959
Lam Research Corp.	32,959	23,150,401
Marvell Technology, Inc.	81,133	4,725,997
Microchip Technology, Inc.	84,831	6,942,569
Micron Technology, Inc.	653,387	45,697,887
MKS Instruments, Inc.	24,313	2,436,892
NVIDIA Corp.	92,897	45,849,314
NXP Semiconductors N.V.	68,270	14,044,504
ON Semiconductor Corp. *	60,311	5,938,221
Qorvo, Inc. *	58,756	6,309,807
QUALCOMM, Inc.	381,153	43,653,453
Skyworks Solutions, Inc.	75,055	8,161,481
Teradyne, Inc.	43,678	4,711,546
Texas Instruments, Inc.	223,757	37,604,601
		568,650,967

Software & Services 5.6%
Accenture plc, Class A	131,742	42,654,107
Adobe, Inc. *	56,029	31,339,261
Akamai Technologies, Inc. *	51,794	5,443,031
Amdocs Ltd.	58,949	5,258,251
ANSYS, Inc. *	9,042	2,883,223
Autodesk, Inc. *	13,951	3,096,285
Cadence Design Systems, Inc. *	19,001	4,568,600
Check Point Software Technologies Ltd. *	32,175	4,330,433
Cognizant Technology Solutions Corp., Class A	343,289	24,582,925
DXC Technology Co. *	243,469	5,049,547
Fortinet, Inc. *	39,231	2,362,099
Gartner, Inc. *	7,784	2,721,909
Gen Digital, Inc.	218,304	4,420,656
International Business Machines Corp.	493,205	72,417,290
Intuit, Inc.	26,557	14,388,848
Kyndryl Holdings, Inc. *	696,757	11,761,258
Microsoft Corp.	968,714	317,505,701
NCR Corp. *	117,723	3,621,160
Oracle Corp.	562,882	67,765,364
Palo Alto Networks, Inc. *	15,281	3,717,867
SECURITY	NUMBER OF SHARES	VALUE ($)
Roper Technologies, Inc.	14,593	7,282,783
Salesforce, Inc. *	72,512	16,058,508
Synopsys, Inc. *	9,747	4,472,801
VeriSign, Inc. *	11,294	2,346,780
VMware, Inc., Class A *	69,482	11,727,172
		671,775,859

Technology Hardware & Equipment 7.5%
Amphenol Corp., Class A	105,654	9,337,701
Apple Inc.	2,898,797	544,596,996
Arista Networks, Inc. *	17,271	3,371,817
Arrow Electronics, Inc. *	88,952	11,868,865
Avnet, Inc.	218,441	11,085,881
CDW Corp.	38,304	8,087,890
Ciena Corp. *	57,700	2,883,846
Cisco Systems, Inc.	2,143,593	122,935,059
Corning, Inc.	454,592	14,919,710
F5, Inc. *	23,184	3,794,294
Flex Ltd. *	333,426	9,199,223
Hewlett Packard Enterprise Co.	1,633,778	27,757,888
HP, Inc.	731,561	21,734,677
Insight Enterprises, Inc. *	21,612	3,459,865
Jabil, Inc.	90,901	10,400,892
Juniper Networks, Inc.	209,675	6,105,736
Keysight Technologies, Inc. *	18,847	2,512,305
Motorola Solutions, Inc.	23,281	6,601,793
NetApp, Inc.	112,789	8,650,916
Sanmina Corp. *	65,046	3,623,062
Seagate Technology Holdings plc	156,398	11,071,414
TD SYNNEX Corp.	20,033	2,038,358
TE Connectivity Ltd.	100,944	13,363,976
Teledyne Technologies, Inc. *	6,507	2,721,878
Trimble, Inc. *	52,188	2,859,381
Vishay Intertechnology, Inc.	96,690	2,653,174
Western Digital Corp. *	356,588	16,046,460
Xerox Holdings Corp.	284,753	4,524,725
Zebra Technologies Corp., Class A *	11,252	3,094,413
		891,302,195

Telecommunication Services 2.7%
AT&T, Inc.	9,609,176	142,119,713
Liberty Global plc, Class C *	602,919	11,961,913
Lumen Technologies, Inc. *	4,951,441	7,872,791
Telephone and Data Systems, Inc.	299,126	6,428,218
T-Mobile US, Inc. *	145,833	19,869,746
Verizon Communications, Inc.	3,949,447	138,151,656
		326,404,037

Transportation 2.1%
Avis Budget Group, Inc. *	21,995	4,693,513
C.H. Robinson Worldwide, Inc.	79,320	7,172,908
CSX Corp.	865,260	26,130,852
Delta Air Lines, Inc.	101,536	4,353,864
Expeditors International of Washington, Inc.	67,826	7,915,972
FedEx Corp.	171,486	44,761,276
GXO Logistics, Inc. *	54,866	3,509,778
J.B. Hunt Transport Services, Inc.	30,087	5,652,746
Knight-Swift Transportation Holdings, Inc.	80,871	4,433,348
Landstar System, Inc.	17,362	3,295,481
Norfolk Southern Corp.	99,418	20,381,684
Old Dominion Freight Line, Inc.	16,611	7,099,043
Ryder System, Inc.	68,786	6,926,750
Southwest Airlines Co.	108,287	3,421,869
See financial notes
42Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Uber Technologies, Inc. *	98,096	4,633,074
Union Pacific Corp.	239,258	52,773,137
United Airlines Holdings, Inc. *	67,339	3,354,156
United Parcel Service, Inc., Class B	176,831	29,955,171
Werner Enterprises, Inc.	52,637	2,190,226
ZIM Integrated Shipping Services Ltd. (a)	98,779	1,192,262
		243,847,110

Utilities 3.1%
Alliant Energy Corp.	86,735	4,351,495
Ameren Corp.	93,700	7,427,599
American Electric Power Co., Inc.	209,871	16,453,886
American Water Works Co., Inc.	38,967	5,406,282
Atmos Energy Corp.	37,148	4,307,311
Black Hills Corp.	31,776	1,747,680
CenterPoint Energy, Inc.	256,277	7,147,566
CMS Energy Corp.	116,200	6,529,278
Consolidated Edison, Inc.	167,192	14,873,400
Constellation Energy Corp.	48,061	5,006,034
Dominion Energy, Inc.	371,333	18,024,504
DTE Energy Co.	84,801	8,766,727
Duke Energy Corp.	368,613	32,732,834
Edison International	177,266	12,204,764
Entergy Corp.	101,655	9,682,639
Evergy, Inc.	148,822	8,180,745
Eversource Energy	133,962	8,549,455
Exelon Corp.	567,378	22,763,205
FirstEnergy Corp.	314,593	11,347,370
National Fuel Gas Co.	35,430	1,904,008
NextEra Energy, Inc.	387,199	25,864,893
NiSource, Inc.	173,256	4,636,331
NRG Energy, Inc.	188,970	7,095,824
OGE Energy Corp.	92,168	3,138,320
PG&E Corp. *	234,059	3,815,162
Pinnacle West Capital Corp.	68,080	5,260,542
Portland General Electric Co.	48,205	2,114,271
PPL Corp.	491,186	12,240,355
Public Service Enterprise Group, Inc.	207,665	12,684,178
Sempra	178,977	12,567,765
Southwest Gas Holdings, Inc.	37,910	2,347,766
The AES Corp.	369,023	6,616,582
The Southern Co.	441,997	29,936,457
SECURITY	NUMBER OF SHARES	VALUE ($)
UGI Corp.	158,648	3,994,757
Vistra Corp.	352,412	11,072,785
WEC Energy Group, Inc.	104,737	8,810,476
Xcel Energy, Inc.	204,213	11,666,689
		371,269,935
Total Common Stocks (Cost $10,533,757,814)		11,868,922,269

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (c)	4,393,038	4,393,038
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (c)(d)	4,587,565	4,587,565
		8,980,603
Total Short-Term Investments (Cost $8,980,603)		8,980,603
Total Investments in Securities (Cost $10,542,738,417)		11,877,902,872

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/15/23	139	31,386,200	305,256

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,418,582.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.
Below is a summary of the fund’s transactions with affiliated issuers during the period ended August 31, 2023:
SECURITY	VALUE AT 2/28/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/23	BALANCE OF SHARES HELD AT 8/31/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Financial Services 0.1%
The Charles Schwab Corp.	$10,378,944	$2,303,904	($282,916 )	($101,483 )	($2,280,687 )	$10,017,762	169,362	$77,867
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report43

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$11,868,922,269	$—	$—	$11,868,922,269
Short-Term Investments[1]	8,980,603	—	—	8,980,603
Futures Contracts[2]	305,256	—	—	305,256
Total	$11,878,208,128	$—	$—	$11,878,208,128

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
44Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Large Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2023; unaudited
Assets
Investments in securities, at value - affiliated (cost $9,727,990)		$10,017,762
Investments in securities, at value - unaffiliated (cost $10,533,010,427) including securities on loan of $4,418,582		11,867,885,110
Cash		1,170
Deposit with broker for futures contracts		1,736,000
Receivables:
Dividends		26,650,182
Fund shares sold		11,690,373
Income from securities on loan	+	105,222
Total assets		11,918,085,819

Liabilities
Collateral held for securities on loan		4,587,565
Payables:
Investments bought		11,453,915
Management fees		2,492,920
Variation margin on futures contracts	+	69,438
Total liabilities		18,603,838
Net assets		$11,899,481,981

Net Assets by Source
Capital received from investors		$11,002,744,192
Total distributable earnings	+	896,737,789
Net assets		$11,899,481,981

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$11,899,481,981		203,850,000		$58.37

See financial notes
Schwab Fundamental Index ETFs | Semiannual Report45

Schwab Fundamental U.S. Large Company Index ETF
Statement of Operations

For the period March 1, 2023 through August 31, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $84,061)		$130,671,935
Dividends received from securities - affiliated		77,867
Securities on loan, net	+	183,753
Total investment income		130,933,555

Expenses
Management fees		13,883,631
Total expenses	–	13,883,631
Net investment income		117,049,924

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(115,091)
Net realized losses on sales of securities - unaffiliated		(80,939,722)
Net realized gains on sales of in-kind redemptions - affiliated		13,608
Net realized gains on sales of in-kind redemptions - unaffiliated		100,477,555
Net realized gains on futures contracts	+	1,644,576
Net realized gains		21,080,926
Net change in unrealized appreciation (depreciation) on securities - affiliated		(2,280,687)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		660,721,181
Net change in unrealized appreciation (depreciation) on futures contracts	+	977,745
Net change in unrealized appreciation (depreciation)	+	659,418,239
Net realized and unrealized gains		680,499,165
Increase in net assets resulting from operations		$797,549,089
See financial notes
46Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/23-8/31/23		3/1/22-2/28/23
Net investment income		$117,049,924	$203,631,425
Net realized gains		21,080,926	644,351,654
Net change in unrealized appreciation (depreciation)	+	659,418,239	(1,075,988,071)
Increase (decrease) in net assets resulting from operations		$797,549,089	($228,004,992 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($104,202,175 )	($197,038,665 )

TRANSACTIONS IN FUND SHARES
	3/1/23-8/31/23			3/1/22-2/28/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		18,850,000	$1,049,668,301	62,950,000	$3,448,739,625
Shares redeemed	+	(3,900,000)	(216,445,195)	(47,600,000)	(2,540,233,753)
Net transactions in fund shares		14,950,000	$833,223,106	15,350,000	$908,505,872

SHARES OUTSTANDING AND NET ASSETS
	3/1/23-8/31/23			3/1/22-2/28/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		188,900,000	$10,372,911,961	173,550,000	$9,889,449,746
Total increase	+	14,950,000	1,526,570,020	15,350,000	483,462,215
End of period		203,850,000	$11,899,481,981	188,900,000	$10,372,911,961
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report47

Schwab Fundamental U.S. Small Company Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/23– 8/31/23*	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19
Per-Share Data
Net asset value at beginning of period	$51.18	$53.02	$48.75	$34.73	$38.08	$36.90
Income (loss) from investment operations:
Net investment income (loss)[1]	0.45	0.75	0.65	0.49	0.55	0.59
Net realized and unrealized gains (losses)	0.04	(1.95)	4.26	14.09	(3.34)	1.14
Total from investment operations	0.49	(1.20)	4.91	14.58	(2.79)	1.73
Less distributions:
Distributions from net investment income	(0.33)	(0.64)	(0.64)	(0.56)	(0.56)	(0.55)
Net asset value at end of period	$51.34	$51.18	$53.02	$48.75	$34.73	$38.08
Total return	0.99%[2]	(2.13%)	10.06%	42.73%	(7.46%)	4.69%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%[3]	0.25%[4]	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	1.80%[3]	1.54%	1.21%	1.40%	1.43%	1.53%
Portfolio turnover rate[5]	13%[2]	24%	25%	24%	26%	23%
Net assets, end of period (x 1,000,000)	$6,785	$6,433	$4,843	$4,086	$3,425	$3,403

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
48Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.6%
American Axle & Manufacturing Holdings, Inc. *	1,244,009	9,392,268
Cooper-Standard Holdings, Inc. *	909,303	13,584,987
Dorman Products, Inc. *	72,897	6,014,731
Fox Factory Holding Corp. *	41,821	4,634,185
Gentherm, Inc. *	101,852	6,132,509
LCI Industries	107,012	13,406,463
Modine Manufacturing Co. *	256,033	12,184,611
Patrick Industries, Inc.	119,344	9,981,932
Standard Motor Products, Inc.	152,342	5,641,224
Stoneridge, Inc. *	171,061	3,515,304
Visteon Corp. *	127,209	17,716,397
Winnebago Industries, Inc.	150,849	9,782,558
		111,987,169

Banks 7.0%
1st Source Corp.	47,589	2,126,752
Ameris Bancorp	122,560	4,994,320
Associated Banc-Corp.	576,483	9,990,450
Axos Financial, Inc. *	116,068	5,001,370
BancFirst Corp.	13,966	1,334,870
Bank of Hawaii Corp. (a)	132,470	7,118,938
Bank OZK	288,432	11,586,313
BankUnited, Inc.	462,430	12,138,787
Banner Corp.	104,956	4,570,834
BOK Financial Corp.	72,128	5,994,558
Brookline Bancorp, Inc.	244,895	2,343,645
Cadence Bank	387,859	8,874,214
Capitol Federal Financial, Inc.	584,443	3,313,792
Cathay General Bancorp	209,983	7,481,694
Central Pacific Financial Corp.	130,915	2,221,628
City Holding Co.	28,707	2,622,672
Columbia Banking System, Inc.	540,353	11,066,429
Commerce Bancshares, Inc.	186,500	9,155,285
Community Bank System, Inc.	101,963	4,848,341
ConnectOne Bancorp, Inc.	59,994	1,147,085
Cullen/Frost Bankers, Inc.	98,766	9,336,350
Customers Bancorp, Inc. *	99,029	3,479,879
CVB Financial Corp.	288,049	5,029,336
Eagle Bancorp, Inc.	123,005	2,959,500
Eastern Bankshares, Inc.	184,229	2,479,722
Enterprise Financial Services Corp.	56,551	2,189,089
F.N.B. Corp.	1,011,016	11,758,116
First BanCorp	386,703	5,359,704
First Bancorp/Southern Pines NC	60,876	1,804,365
First Busey Corp.	153,730	3,105,346
First Citizens BancShares, Inc., Class A	13,082	17,796,753
First Commonwealth Financial Corp.	248,650	3,249,856
First Financial Bancorp	272,452	5,661,553
First Financial Bankshares, Inc.	132,535	3,806,405
First Hawaiian, Inc.	507,069	9,588,675
SECURITY	NUMBER OF SHARES	VALUE ($)
First Interstate BancSystem, Inc., Class A	182,141	4,719,273
First Merchants Corp.	130,395	3,890,987
Fulton Financial Corp.	494,985	6,598,150
Glacier Bancorp, Inc.	178,625	5,396,261
Hancock Whitney Corp.	233,182	9,618,757
Hanmi Financial Corp.	110,112	1,907,140
Heartland Financial USA, Inc.	98,425	3,015,742
Heritage Financial Corp.	95,068	1,637,071
Hilltop Holdings, Inc.	247,737	7,528,727
HomeStreet, Inc.	186,680	1,764,126
Hope Bancorp, Inc.	555,450	5,371,201
Independent Bank Corp.	65,312	3,528,154
Independent Bank Group, Inc.	76,651	3,234,672
International Bancshares Corp.	132,395	5,928,648
Kearny Financial Corp.	268,527	1,989,785
Lakeland Bancorp, Inc.	68,099	920,017
Lakeland Financial Corp.	37,500	1,954,875
NBT Bancorp, Inc.	104,333	3,591,142
Northwest Bancshares, Inc.	355,256	3,907,816
OceanFirst Financial Corp.	134,583	2,270,415
OFG Bancorp	133,783	4,034,895
Old National Bancorp	670,833	10,236,912
Pacific Premier Bancorp, Inc.	186,883	4,302,047
PacWest Bancorp	877,391	6,975,258
Park National Corp.	32,763	3,333,963
Pathward Financial, Inc.	69,917	3,444,811
Pinnacle Financial Partners, Inc.	129,783	8,638,356
Premier Financial Corp.	62,246	1,172,715
Prosperity Bancshares, Inc.	180,685	10,264,715
Provident Financial Services, Inc.	213,811	3,523,605
Renasant Corp.	148,897	4,146,781
S&T Bancorp, Inc.	109,270	3,095,619
Sandy Spring Bancorp, Inc.	129,998	2,891,156
Simmons First National Corp., Class A	382,309	6,812,746
Southside Bancshares, Inc.	83,776	2,521,658
SouthState Corp.	110,979	8,023,782
Texas Capital Bancshares, Inc. *	124,006	7,742,935
The Bank of N.T. Butterfield & Son Ltd.	167,831	4,887,239
Tompkins Financial Corp.	36,846	1,913,413
Towne Bank	162,352	3,831,507
TriCo Bancshares	55,371	1,901,440
Trustmark Corp.	218,395	5,031,821
UMB Financial Corp.	100,613	6,359,748
United Bankshares, Inc.	283,570	8,529,786
United Community Banks, Inc.	176,089	4,754,403
Valley National Bancorp	1,056,027	9,694,328
Veritex Holdings, Inc.	72,632	1,366,208
Washington Federal, Inc.	296,757	8,065,855
Washington Trust Bancorp, Inc.	60,061	1,681,708
Webster Financial Corp.	246,388	10,449,315
WesBanco, Inc.	178,309	4,521,916
Westamerica BanCorp	51,961	2,287,843
Western Alliance Bancorp	175,445	8,774,004
Wintrust Financial Corp.	132,791	10,305,910
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report49

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WSFS Financial Corp.	98,305	3,863,387
		473,691,370

Capital Goods 12.5%
AAON, Inc.	70,262	4,430,722
AAR Corp. *	166,089	10,231,082
Advanced Drainage Systems, Inc.	57,750	7,401,240
Alamo Group, Inc.	29,567	5,075,176
Albany International Corp., Class A	70,478	6,534,720
American Woodmark Corp. *	144,085	11,191,082
API Group Corp. *	375,012	10,556,588
Apogee Enterprises, Inc.	158,827	8,014,410
Applied Industrial Technologies, Inc.	96,037	14,825,232
Arcosa, Inc.	178,248	13,942,559
Argan, Inc.	76,863	3,265,140
Armstrong World Industries, Inc.	136,190	10,430,792
Astec Industries, Inc.	149,326	8,186,051
Atkore, Inc. *	65,986	10,159,864
AZZ, Inc.	148,545	7,293,560
Barnes Group, Inc.	263,621	10,360,305
Beacon Roofing Supply, Inc. *	209,918	16,761,952
BlueLinx Holdings, Inc. *	30,066	2,683,691
BWX Technologies, Inc.	216,148	15,943,077
Columbus McKinnon Corp.	107,517	4,050,165
Comfort Systems USA, Inc.	74,070	13,671,100
Construction Partners, Inc., Class A *	81,697	2,838,971
Core & Main, Inc., Class A *	130,636	4,290,086
Crane Co.	122,705	11,180,880
CSW Industrials, Inc.	19,500	3,502,785
Douglas Dynamics, Inc.	78,451	2,374,712
Ducommun, Inc. *	25,766	1,171,580
DXP Enterprises, Inc. *	113,987	4,054,518
Dycom Industries, Inc. *	134,647	13,455,275
Encore Wire Corp.	57,842	9,532,940
Enerpac Tool Group Corp.	104,141	2,728,494
EnerSys	173,196	18,182,116
EnPro Industries, Inc.	55,588	7,581,647
Esab Corp.	121,382	8,760,139
ESCO Technologies, Inc.	51,943	5,558,420
Federal Signal Corp.	136,324	8,308,948
Franklin Electric Co., Inc.	92,028	8,900,028
FTAI Aviation Ltd.	115,950	4,285,512
Gates Industrial Corp. plc *	469,105	5,760,609
GATX Corp.	143,403	16,941,630
Generac Holdings, Inc. *	99,599	11,833,357
Gibraltar Industries, Inc. *	113,272	8,498,798
GMS, Inc. *	177,864	12,333,090
GrafTech International Ltd.	1,948,114	6,896,324
Granite Construction, Inc.	293,772	12,129,846
Great Lakes Dredge & Dock Corp. *	414,674	3,661,571
Griffon Corp.	150,618	6,306,376
H&E Equipment Services, Inc.	170,468	7,725,610
HEICO Corp.	75,890	12,803,402
Herc Holdings, Inc.	81,352	10,587,149
Hillenbrand, Inc.	198,147	9,598,241
Hillman Solutions Corp. *	215,340	1,948,827
JELD-WEN Holding, Inc. *	1,055,947	15,923,681
John Bean Technologies Corp.	69,052	7,589,505
Kadant, Inc.	18,831	4,137,924
Kaman Corp.	237,499	5,327,103
Kennametal, Inc.	430,359	11,391,603
Kratos Defense & Security Solutions, Inc. *	248,137	3,992,524
Lindsay Corp.	19,261	2,390,290
Masonite International Corp. *	126,188	12,960,769
McGrath RentCorp	60,301	6,096,431
Mercury Systems, Inc. *	83,630	3,282,478
SECURITY	NUMBER OF SHARES	VALUE ($)
Moog, Inc., Class A	124,119	14,417,663
MRC Global, Inc. *	675,473	6,295,408
Mueller Water Products, Inc., Class A	492,241	6,950,443
MYR Group, Inc. *	61,089	8,678,914
National Presto Industries, Inc.	37,020	2,770,947
NOW, Inc. *	908,146	10,143,991
Parsons Corp. *	93,990	5,359,310
PGT Innovations, Inc. *	156,659	4,416,217
Primoris Services Corp.	429,817	15,202,627
Proto Labs, Inc. *	122,573	3,615,904
Quanex Building Products Corp.	185,087	4,993,647
RBC Bearings, Inc. *	21,782	5,021,622
REV Group, Inc.	278,599	3,783,374
Rush Enterprises, Inc., Class A	391,389	16,207,419
Simpson Manufacturing Co., Inc.	98,615	15,754,732
SiteOne Landscape Supply, Inc. *	64,983	11,124,440
SPX Technologies, Inc. *	62,367	4,928,240
Standex International Corp.	36,868	5,664,031
Sterling Infrastructure, Inc. *	84,106	6,960,613
Tennant Co.	64,284	5,298,930
Terex Corp.	277,416	16,814,184
Textainer Group Holdings Ltd.	121,520	4,815,838
The AZEK Co., Inc. *	151,135	5,140,101
The Gorman-Rupp Co.	110,454	3,549,992
The Greenbrier Cos., Inc.	372,837	15,867,943
The Manitowoc Co., Inc. *	405,712	6,864,647
The Shyft Group, Inc.	120,402	1,887,903
Titan Machinery, Inc. *	104,179	3,231,633
TPI Composites, Inc. *	210,780	1,064,439
Trex Co., Inc. *	146,068	10,424,873
Trinity Industries, Inc.	408,599	10,243,577
Tutor Perini Corp. *	1,339,740	11,910,289
Valmont Industries, Inc.	45,102	11,433,357
Veritiv Corp.	101,082	17,015,133
Vertiv Holdings Co.	270,918	10,671,460
Wabash National Corp.	333,815	7,527,528
Watts Water Technologies, Inc., Class A	53,633	10,124,301
WillScot Mobile Mini Holdings Corp. *	123,463	5,064,452
Woodward, Inc.	137,260	17,757,326
Zurn Elkay Water Solutions Corp., Class C	156,308	4,629,843
		845,459,988

Commercial & Professional Services 5.4%
ACCO Brands Corp.	1,225,244	6,530,551
Barrett Business Services, Inc.	25,636	2,452,852
BrightView Holdings, Inc. *	548,445	4,541,125
Casella Waste Systems, Inc., Class A *	35,601	2,804,291
CBIZ, Inc. *	93,738	5,259,639
Ceridian HCM Holding, Inc. *	38,016	2,756,920
Cimpress plc *	153,909	9,944,061
Clarivate plc *	478,808	3,557,543
Clean Harbors, Inc. *	109,411	18,527,659
Conduent, Inc. *	1,767,360	5,549,510
CoreCivic, Inc. *	1,404,464	15,112,033
CRA International, Inc.	10,064	1,093,252
CSG Systems International, Inc.	97,797	5,311,355
Deluxe Corp.	592,579	11,981,947
Dun & Bradstreet Holdings, Inc.	436,418	4,756,956
Ennis, Inc.	79,459	1,692,477
Enviri Corp. *	862,590	6,426,296
ExlService Holdings, Inc. *	182,520	5,335,060
Exponent, Inc.	41,797	3,755,878
FTI Consulting, Inc. *	85,051	15,804,177
Healthcare Services Group, Inc.	706,130	8,155,802
Heidrick & Struggles International, Inc.	81,284	2,153,213
HNI Corp.	337,797	11,066,230
See financial notes
50Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Huron Consulting Group, Inc. *	42,822	4,280,059
ICF International, Inc.	55,911	7,551,340
Insperity, Inc.	57,326	5,808,844
Interface, Inc.	466,962	4,823,717
Kelly Services, Inc., Class A	829,641	15,340,062
Kforce, Inc.	99,233	6,216,947
Korn Ferry	194,417	9,911,379
Matthews International Corp., Class A	180,186	7,600,245
MillerKnoll, Inc.	478,611	9,141,470
MSA Safety, Inc.	52,421	9,576,268
NV5 Global, Inc. *	10,951	1,114,593
OPENLANE, Inc. *	678,997	10,599,143
Paycom Software, Inc.	17,811	5,251,395
Pitney Bowes, Inc.	2,604,499	8,568,802
Resources Connection, Inc.	210,060	3,258,031
Rollins, Inc.	198,216	7,843,407
SP Plus Corp. *	73,218	2,867,949
Steelcase, Inc., Class A	1,213,849	11,009,610
Stericycle, Inc. *	237,475	10,498,770
Tetra Tech, Inc.	87,283	13,733,980
The Brink's Co.	135,203	10,249,739
The GEO Group, Inc. *	1,575,784	11,408,676
TriNet Group, Inc. *	94,328	10,463,805
TrueBlue, Inc. *	428,362	6,481,117
TTEC Holdings, Inc.	62,404	1,857,143
UniFirst Corp.	59,301	10,444,685
Verra Mobility Corp. *	161,963	2,881,322
		363,351,325

Consumer Discretionary Distribution & Retail 4.9%
1-800-Flowers.com, Inc., Class A *	263,952	1,987,559
Abercrombie & Fitch Co., Class A *	527,595	28,358,231
American Eagle Outfitters, Inc.	1,181,718	20,041,937
America's Car-Mart, Inc. *	31,632	3,520,958
Arko Corp.	323,310	2,434,524
Big 5 Sporting Goods Corp. (a)	312,057	2,474,612
Boot Barn Holdings, Inc. *	53,969	4,951,656
Caleres, Inc.	166,888	4,784,679
Camping World Holdings, Inc., Class A	102,177	2,526,837
Chico's FAS, Inc. *	816,960	4,191,005
Citi Trends, Inc. *	136,949	2,962,207
Conn's, Inc. *	430,319	1,798,733
ContextLogic, Inc., Class A *(a)	178,907	958,047
Designer Brands, Inc., Class A (a)	493,924	5,191,141
Dillard's, Inc., Class A	24,449	8,437,839
Etsy, Inc. *	84,378	6,207,690
Five Below, Inc. *	47,179	8,112,901
Floor & Decor Holdings, Inc., Class A *	86,230	8,597,131
GameStop Corp., Class A *(a)	554,794	10,291,429
Genesco, Inc. *	145,120	4,974,714
Groupon, Inc. *(a)	405,338	5,014,031
Guess?, Inc.	267,938	6,446,588
Haverty Furniture Cos., Inc.	150,168	4,700,258
Hibbett, Inc.	106,968	4,953,688
Leslie's, Inc. *	96,911	606,663
LL Flooring Holdings, Inc. *	304,035	1,048,921
MarineMax, Inc. *	185,060	6,156,946
MercadoLibre, Inc. *	5,292	7,262,529
Monro, Inc.	127,772	4,183,255
National Vision Holdings, Inc. *	181,808	3,328,905
Ollie's Bargain Outlet Holdings, Inc. *	149,108	11,493,245
Overstock.com, Inc. *	259,752	6,782,125
Petco Health & Wellness Co., Inc. *	202,223	1,029,315
PetMed Express, Inc.	133,085	1,499,868
RH *	26,729	9,761,164
Sally Beauty Holdings, Inc. *	926,058	9,408,749
Shoe Carnival, Inc.	131,356	3,038,264
SECURITY	NUMBER OF SHARES	VALUE ($)
Signet Jewelers Ltd.	205,796	15,434,700
Sleep Number Corp. *	299,761	7,667,886
Sonic Automotive, Inc., Class A	198,665	10,592,818
Sportsman's Warehouse Holdings, Inc. *	369,024	1,775,005
Stitch Fix, Inc., Class A *	906,700	3,980,413
The Aaron's Co., Inc.	503,592	6,078,355
The Buckle, Inc.	147,060	5,373,572
The Children's Place, Inc. *	118,586	3,143,715
The Container Store Group, Inc. *	361,867	846,769
Upbound Group, Inc.	332,900	10,193,398
Urban Outfitters, Inc. *	508,949	16,902,196
Valvoline, Inc.	295,626	10,181,360
Victoria's Secret & Co. *	352,818	6,767,049
Vroom, Inc. *	2,588,764	3,391,281
Wayfair, Inc., Class A *	78,973	5,457,824
Zumiez, Inc. *	204,220	3,878,138
		331,182,823

Consumer Durables & Apparel 4.0%
Acushnet Holdings Corp.	97,105	5,685,498
Beazer Homes USA, Inc. *	299,459	8,777,143
Cavco Industries, Inc. *	24,228	6,772,211
Century Communities, Inc.	156,907	11,650,345
Columbia Sportswear Co.	151,372	11,101,622
Crocs, Inc. *	85,803	8,352,064
Ethan Allen Interiors, Inc.	158,507	4,973,950
Fossil Group, Inc. *	1,165,529	2,470,921
G-III Apparel Group Ltd. *	597,667	11,863,690
GoPro, Inc., Class A *	230,856	839,162
Helen of Troy Ltd. *	116,507	14,321,040
Installed Building Products, Inc.	46,874	6,784,074
iRobot Corp. *	166,062	6,458,151
Kontoor Brands, Inc.	141,541	6,481,162
La-Z-Boy, Inc.	323,388	9,976,520
LGI Homes, Inc. *	89,887	11,065,090
M/I Homes, Inc. *	203,403	19,970,107
Malibu Boats, Inc., Class A *	50,702	2,462,089
Mattel, Inc. *	646,640	14,329,542
Movado Group, Inc.	70,794	1,936,216
Oxford Industries, Inc.	45,526	4,597,671
Peloton Interactive, Inc., Class A *	168,362	1,074,150
SharkNinja, Inc. *	170,212	5,943,803
Skyline Champion Corp. *	94,677	6,747,630
Smith & Wesson Brands, Inc.	463,424	5,440,598
Sonos, Inc. *	206,872	2,850,696
Steven Madden Ltd.	346,565	11,956,492
Sturm Ruger & Co., Inc.	107,072	5,522,774
TopBuild Corp. *	71,632	20,779,011
Topgolf Callaway Brands Corp. *	200,745	3,500,993
Tupperware Brands Corp. *	2,554,833	6,361,534
Under Armour, Inc., Class A *	1,407,141	10,750,557
Vista Outdoor, Inc. *	237,138	6,936,286
Wolverine World Wide, Inc.	660,604	5,337,680
YETI Holdings, Inc. *	109,022	5,445,649
		269,516,121

Consumer Services 5.3%
ADT, Inc.	1,225,082	7,865,026
Adtalem Global Education, Inc. *	255,110	11,186,574
Airbnb, Inc., Class A *	18,897	2,485,900
Arcos Dorados Holdings, Inc., Class A	456,935	4,509,948
BJ's Restaurants, Inc. *	124,162	3,651,604
Bloomin' Brands, Inc.	369,686	10,373,389
Boyd Gaming Corp.	160,990	10,765,401
Bright Horizons Family Solutions, Inc. *	109,774	10,364,861
Brinker International, Inc. *	201,300	6,588,549
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report51

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Caesars Entertainment, Inc. *	220,110	12,163,279
Carriage Services, Inc.	36,367	1,120,831
Choice Hotels International, Inc.	32,361	4,106,611
Churchill Downs, Inc.	90,191	11,299,128
Cracker Barrel Old Country Store, Inc.	129,717	10,692,572
Dave & Buster's Entertainment, Inc. *	135,888	5,336,322
Denny's Corp. *	280,950	2,677,454
Dine Brands Global, Inc.	40,935	2,242,419
DoorDash, Inc., Class A *	47,998	4,038,072
Everi Holdings, Inc. *	162,724	2,352,989
Frontdoor, Inc. *	146,951	4,822,932
Graham Holdings Co., Class B	21,423	12,560,948
Grand Canyon Education, Inc. *	114,739	13,453,148
Hilton Grand Vacations, Inc. *	144,873	6,333,848
Hyatt Hotels Corp., Class A	122,753	13,798,665
International Game Technology plc	438,918	14,054,154
Jack in the Box, Inc.	136,379	10,960,780
Laureate Education, Inc.	742,185	10,338,637
Light & Wonder, Inc. *	229,576	17,601,592
Marriott Vacations Worldwide Corp.	104,922	11,403,972
Norwegian Cruise Line Holdings Ltd. *	873,280	14,470,250
Papa John's International, Inc.	41,431	3,136,327
Perdoceo Education Corp.	333,263	5,522,168
Planet Fitness, Inc., Class A *	93,143	5,663,094
Red Rock Resorts, Inc., Class A	116,466	5,116,351
Sabre Corp. *	2,097,155	10,485,775
SeaWorld Entertainment, Inc. *	55,965	2,725,496
Six Flags Entertainment Corp. *	528,620	12,137,115
Strategic Education, Inc.	77,278	5,989,045
Stride, Inc. *	139,326	5,919,962
Texas Roadhouse, Inc.	132,016	13,742,866
The Cheesecake Factory, Inc.	151,078	4,811,834
The Wendy's Co.	499,875	9,892,526
Wingstop, Inc.	14,605	2,346,147
WW International, Inc. *	758,812	7,368,065
Wyndham Hotels & Resorts, Inc.	155,037	11,688,239
		360,164,865

Consumer Staples Distribution & Retail 0.8%
Grocery Outlet Holding Corp. *	217,722	6,716,724
Ingles Markets, Inc., Class A	129,010	10,079,551
PriceSmart, Inc.	152,068	12,086,365
Rite Aid Corp. *(a)(b)	3,001,797	2,311,384
The Andersons, Inc.	274,795	14,113,471
The Chefs' Warehouse, Inc. *	85,085	2,428,326
Weis Markets, Inc.	139,997	9,081,605
		56,817,426

Energy 4.6%
Antero Midstream Corp.	432,158	5,237,755
Archrock, Inc.	769,228	9,838,426
Berry Corp.	373,024	3,196,816
Cactus, Inc., Class A	58,948	3,144,286
California Resources Corp.	130,681	7,297,227
Callon Petroleum Co. *	36,814	1,444,213
ChampionX Corp.	206,194	7,441,541
Chord Energy Corp.	14,590	2,356,285
Civitas Resources, Inc.	29,227	2,403,044
Comstock Resources, Inc.	105,888	1,298,187
CONSOL Energy, Inc.	118,682	10,211,399
Core Laboratories, Inc.	194,746	4,681,694
CVR Energy, Inc.	184,764	6,041,783
Denbury, Inc. *	27,881	2,553,342
DHT Holdings, Inc.	645,223	5,968,313
Diamond Offshore Drilling, Inc. *	101,580	1,510,495
Dorian LPG Ltd.	128,153	3,306,347
SECURITY	NUMBER OF SHARES	VALUE ($)
Dril-Quip, Inc. *	144,756	3,992,370
DTE Midstream LLC	153,102	8,005,704
EQT Corp.	327,832	14,168,899
Expro Group Holdings N.V. *	82,836	1,947,474
Geopark Ltd.	94,799	909,122
Golar LNG Ltd.	140,622	3,107,746
Green Plains, Inc. *	234,093	7,266,247
Helix Energy Solutions Group, Inc. *	790,654	8,017,232
International Seaways, Inc.	72,974	3,135,693
Kosmos Energy Ltd. *	1,063,745	7,744,064
Liberty Energy, Inc.	389,569	6,213,626
Magnolia Oil & Gas Corp., Class A	83,423	1,902,044
Matador Resources Co.	134,259	8,525,446
Nabors Industries Ltd. *	76,554	8,473,762
NexTier Oilfield Solutions, Inc. *	508,088	5,390,814
Oceaneering International, Inc. *	470,834	10,730,307
Oil States International, Inc. *	523,340	4,102,986
Par Pacific Holdings, Inc. *	144,423	4,960,930
Patterson-UTI Energy, Inc.	871,816	12,327,478
Permian Resources Corp.	336,306	4,768,819
ProPetro Holding Corp. *	728,485	7,022,595
Range Resources Corp.	204,437	6,619,670
REX American Resources Corp. *	44,063	1,740,048
RPC, Inc.	353,440	2,823,986
Scorpio Tankers, Inc.	97,518	4,925,634
Select Water Solutions, Inc.	172,040	1,384,922
SFL Corp., Ltd.	643,400	7,270,420
SM Energy Co.	357,646	15,132,002
Talos Energy, Inc. *	256,542	4,417,653
Teekay Tankers Ltd., Class A	106,939	4,350,279
Texas Pacific Land Corp.	2,581	4,864,540
Transocean Ltd. *	2,324,234	19,012,234
Tsakos Energy Navigation Ltd.	75,953	1,539,567
US Silica Holdings, Inc. *	269,176	3,318,940
Valaris Ltd. *	65,788	4,955,152
Vital Energy, Inc. *	44,830	2,702,801
Weatherford International plc *	188,553	16,690,712
		312,393,071

Equity Real Estate Investment Trusts (REITs) 8.2%
Acadia Realty Trust	294,281	4,381,844
Agree Realty Corp.	49,606	3,066,643
Alexander & Baldwin, Inc.	368,474	6,636,217
American Assets Trust, Inc.	162,938	3,488,503
American Homes 4 Rent, Class A	328,930	11,854,637
Americold Realty Trust, Inc.	422,517	14,217,697
Apartment Income REIT Corp.	343,948	11,714,869
Apple Hospitality REIT, Inc.	844,714	12,687,604
Ashford Hospitality Trust, Inc. *	629,689	1,870,176
Brandywine Realty Trust	1,673,415	8,367,075
Broadstone Net Lease, Inc.	161,901	2,617,939
CBL & Associates Properties, Inc. (a)	88,924	1,902,084
Centerspace	39,994	2,589,212
Chatham Lodging Trust	238,844	2,335,894
Corporate Office Properties Trust	349,943	9,056,525
Cousins Properties, Inc.	414,127	9,731,984
CubeSmart	255,897	10,673,464
DiamondRock Hospitality Co.	953,821	7,687,797
Diversified Healthcare Trust	13,506,761	36,670,856
Douglas Emmett, Inc.	792,159	10,828,813
Easterly Government Properties, Inc.	222,290	2,972,017
EastGroup Properties, Inc.	35,357	6,351,178
Elme Communities	289,341	4,450,065
Empire State Realty Trust, Inc., Class A	878,465	7,668,999
EPR Properties	235,078	10,526,793
Equity Commonwealth	147,160	2,800,455
Equity LifeStyle Properties, Inc.	208,765	13,978,904
See financial notes
52Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Essential Properties Realty Trust, Inc.	99,843	2,398,229
Federal Realty Investment Trust	151,045	14,793,347
First Industrial Realty Trust, Inc.	145,356	7,549,791
Four Corners Property Trust, Inc.	105,481	2,653,902
Getty Realty Corp.	69,452	2,084,949
Global Net Lease, Inc.	410,482	4,658,971
Healthcare Realty Trust, Inc.	789,033	13,823,858
Highwoods Properties, Inc.	471,054	11,225,217
Hudson Pacific Properties, Inc.	1,247,263	8,493,861
Independence Realty Trust, Inc.	97,323	1,637,946
Industrial Logistics Properties Trust	1,051,767	4,133,444
InvenTrust Properties Corp.	94,260	2,253,757
JBG SMITH Properties	450,676	7,066,600
Kilroy Realty Corp.	355,723	13,143,965
Kite Realty Group Trust	278,644	6,288,995
LTC Properties, Inc.	81,592	2,681,113
LXP Industrial Trust	646,178	6,345,468
National Health Investors, Inc.	92,870	4,748,443
National Storage Affiliates Trust	83,271	2,797,906
NNN REIT, Inc.	262,259	10,330,382
Office Properties Income Trust	613,699	4,541,373
Outfront Media, Inc.	646,667	7,339,670
Paramount Group, Inc.	1,671,198	8,589,958
Pebblebrook Hotel Trust	472,436	6,836,149
Phillips Edison & Co., Inc.	111,496	3,775,255
Physicians Realty Trust	496,231	6,902,573
Piedmont Office Realty Trust, Inc., Class A	1,077,045	7,399,299
PotlatchDeltic Corp.	227,493	10,751,319
Rayonier, Inc.	311,270	9,306,973
Retail Opportunity Investments Corp.	314,517	4,233,399
Rexford Industrial Realty, Inc.	80,998	4,330,963
RLJ Lodging Trust	1,067,937	10,668,691
RPT Realty	354,728	4,022,615
Ryman Hospitality Properties, Inc.	86,473	7,352,799
Sabra Health Care REIT, Inc.	811,952	10,173,759
SITE Centers Corp.	677,916	9,050,179
Spirit Realty Capital, Inc.	212,180	8,192,270
STAG Industrial, Inc.	220,271	8,046,500
Star Holdings *	99,513	1,355,367
Summit Hotel Properties, Inc.	547,354	3,180,127
Sunstone Hotel Investors, Inc.	889,850	7,990,853
Tanger Factory Outlet Centers, Inc.	383,989	8,927,744
Terreno Realty Corp.	51,821	3,155,381
The Macerich Co.	1,428,176	16,695,377
The Necessity Retail REIT, Inc.	470,995	3,532,462
Uniti Group, Inc.	2,206,467	11,848,728
Urban Edge Properties	398,014	6,511,509
Veris Residential, Inc. *	319,924	5,953,786
Xenia Hotels & Resorts, Inc.	598,115	7,057,757
		557,961,223

Financial Services 6.1%
A-Mark Precious Metals, Inc.	169,184	5,772,558
Apollo Commercial Real Estate Finance, Inc.	583,842	6,375,555
Arbor Realty Trust, Inc. (a)	346,115	5,523,995
Ares Management Corp., Class A	71,218	7,366,790
Artisan Partners Asset Management, Inc., Class A	238,453	9,161,364
B. Riley Financial, Inc. (a)	96,159	4,923,822
BGC Group, Inc., Class A	1,322,364	6,532,478
Blackstone Mortgage Trust, Inc., Class A	447,889	9,862,516
Block, Inc. *	143,879	8,294,624
Brightsphere Investment Group, Inc.	316,835	6,561,653
BrightSpire Capital, Inc.	331,196	2,305,124
Cannae Holdings, Inc. *	204,573	4,015,768
SECURITY	NUMBER OF SHARES	VALUE ($)
Cohen & Steers, Inc.	56,195	3,662,790
Compass Diversified Holdings	340,675	7,034,939
Corebridge Financial, Inc.	248,478	4,430,363
Credit Acceptance Corp. *	24,664	12,375,655
Diamond Hill Investment Group, Inc.	7,691	1,297,933
Donnelley Financial Solutions, Inc. *	81,874	4,033,932
Encore Capital Group, Inc. *	129,450	6,066,027
Enova International, Inc. *	160,937	8,119,272
Essent Group Ltd.	235,204	11,811,945
Euronet Worldwide, Inc. *	126,237	11,028,064
EVERTEC, Inc.	123,585	4,890,258
FactSet Research Systems, Inc.	31,108	13,575,842
Federal Agricultural Mortgage Corp., Class C	19,834	3,338,459
FirstCash Holdings, Inc.	124,852	11,151,781
Focus Financial Partners, Inc., Class A *(c)	67,051	3,553,703
Granite Point Mortgage Trust, Inc.	230,567	1,231,228
Green Dot Corp., Class A *	236,458	3,509,037
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	36,120	808,004
Houlihan Lokey, Inc.	88,596	9,332,703
Interactive Brokers Group, Inc., Class A	51,373	4,679,053
Jackson Financial, Inc., Class A	180,463	6,785,409
KKR Real Estate Finance Trust, Inc.	116,001	1,451,173
Ladder Capital Corp.	517,586	5,672,743
LendingTree, Inc. *	90,256	1,706,741
MarketAxess Holdings, Inc.	29,424	7,089,124
MFA Financial, Inc.	685,895	7,517,409
Moelis & Co., Class A	203,345	9,640,586
Morningstar, Inc.	24,852	5,782,315
Mr Cooper Group, Inc. *	137,578	7,795,170
Nelnet, Inc., Class A	50,162	4,607,380
New York Mortgage Trust, Inc.	455,220	4,333,694
NMI Holdings, Inc., Class A *	152,195	4,355,821
Pagseguro Digital Ltd., Class A *	460,737	4,137,418
Paysafe Ltd. *	283,335	3,711,689
PennyMac Financial Services, Inc.	140,086	10,053,972
PennyMac Mortgage Investment Trust	444,845	5,965,371
Piper Sandler Cos.	39,110	5,826,608
PJT Partners, Inc., Class A	17,542	1,385,643
PRA Group, Inc. *	178,680	3,480,686
PROG Holdings, Inc. *	685,489	23,512,273
Ready Capital Corp.	428,425	4,678,401
Redwood Trust, Inc.	605,152	4,847,268
StepStone Group, Inc., Class A	44,229	1,365,349
Stifel Financial Corp.	186,560	12,130,131
StoneCo Ltd., Class A *	369,047	4,524,516
TPG RE Finance Trust, Inc.	445,729	3,351,882
TPG, Inc.	123,595	3,475,491
Tradeweb Markets, Inc., Class A	68,431	5,914,491
Two Harbors Investment Corp.	329,370	4,535,425
Virtu Financial, Inc., Class A	346,864	6,500,231
Virtus Investment Partners, Inc.	19,541	4,046,941
Walker & Dunlop, Inc.	100,019	8,535,621
WEX, Inc. *	51,552	10,113,471
World Acceptance Corp. *	45,342	6,112,555
XP, Inc., Class A *	183,993	4,662,383
		412,232,616

Food, Beverage & Tobacco 2.4%
Adecoagro S.A.	679,588	7,801,670
B&G Foods, Inc.	715,828	9,155,440
Brown-Forman Corp., Class B	217,519	14,384,531
Calavo Growers, Inc.	144,137	4,750,756
Cal-Maine Foods, Inc.	122,850	5,871,002
Coca-Cola Consolidated, Inc.	9,403	6,571,757
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report53

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dole plc	550,827	6,565,858
Fresh Del Monte Produce, Inc.	455,274	11,632,251
Hostess Brands, Inc. *	234,541	6,679,728
J&J Snack Foods Corp.	40,549	6,574,209
John B Sanfilippo & Son, Inc.	49,918	5,009,271
Lancaster Colony Corp.	43,957	7,261,257
Mission Produce, Inc. *	176,634	1,681,556
National Beverage Corp. *	54,868	2,815,277
Nomad Foods Ltd. *	664,209	12,181,593
Pilgrim's Pride Corp. *	302,545	7,612,032
Seneca Foods Corp., Class A *	39,002	1,882,237
The Boston Beer Co., Inc., Class A *	21,261	7,769,407
The Hain Celestial Group, Inc. *	631,859	6,691,387
The Simply Good Foods Co. *	42,506	1,533,616
TreeHouse Foods, Inc. *	267,491	12,443,681
Universal Corp.	230,086	10,956,695
Vector Group Ltd.	534,086	5,720,061
		163,545,272

Health Care Equipment & Services 3.9%
Acadia Healthcare Co., Inc. *	155,358	11,978,102
AdaptHealth Corp. *	92,933	1,108,691
Addus HomeCare Corp. *	28,446	2,494,714
Amedisys, Inc. *	89,381	8,379,469
AMN Healthcare Services, Inc. *	97,975	8,659,031
Avanos Medical, Inc. *	118,350	2,490,084
Brookdale Senior Living, Inc. *	1,703,868	7,241,439
Community Health Systems, Inc. *	2,807,800	9,490,364
CONMED Corp.	47,852	5,333,584
Cross Country Healthcare, Inc. *	95,691	2,465,000
DexCom, Inc. *	48,690	4,916,716
Embecta Corp.	257,735	4,724,283
Enhabit, Inc. *	377,648	4,837,671
Enovis Corp. *	128,912	7,224,229
Envista Holdings Corp. *	416,064	13,322,369
Fulgent Genetics, Inc. *	36,033	1,180,441
Globus Medical, Inc., Class A *	89,564	4,845,412
Haemonetics Corp. *	83,818	7,520,989
HealthEquity, Inc. *	48,059	3,246,385
ICU Medical, Inc. *	40,833	5,922,010
Insulet Corp. *	4,272	818,985
Integer Holdings Corp. *	97,051	8,279,421
Integra LifeSciences Holdings Corp. *	111,095	4,725,981
LivaNova plc *	61,336	3,407,215
Masimo Corp. *	55,569	6,350,425
Merit Medical Systems, Inc. *	63,979	4,176,549
ModivCare, Inc. *	49,475	1,588,148
Multiplan Corp. *	3,985,107	6,814,533
National HealthCare Corp.	40,697	2,683,967
Neogen Corp. *	207,318	4,793,192
NextGen Healthcare, Inc. *	146,578	2,669,185
NuVasive, Inc. *	135,001	5,366,290
OmniAb, Inc., Class A *(c)	9,356	0
OmniAb, Inc., Class B *(c)	9,356	0
Omnicell, Inc. *	66,078	3,757,195
OPKO Health, Inc. *	1,680,194	3,074,755
Option Care Health, Inc. *	188,474	6,564,549
Orthofix Medical, Inc. *	115,525	2,444,509
Pediatrix Medical Group, Inc. *	646,901	9,140,711
Penumbra, Inc. *	4,253	1,124,919
Premier, Inc., Class A	439,202	9,456,019
QuidelOrtho Corp. *	103,029	8,485,468
RadNet, Inc. *	102,556	3,426,396
Select Medical Holdings Corp.	444,243	12,976,338
Teladoc Health, Inc. *	126,959	2,874,352
The Ensign Group, Inc.	71,543	7,170,039
US Physical Therapy, Inc.	26,652	2,687,321
SECURITY	NUMBER OF SHARES	VALUE ($)
Varex Imaging Corp. *	143,979	2,832,067
Veeva Systems, Inc., Class A *	46,265	9,655,506
Veradigm, Inc. *	627,312	8,393,435
Zimvie, Inc. *	251,520	2,967,936
		266,086,389

Household & Personal Products 1.5%
BellRing Brands, Inc. *	34,987	1,451,961
Central Garden & Pet Co., Class A *	167,437	6,831,430
Coty, Inc., Class A *	884,172	10,221,028
Edgewell Personal Care Co.	224,587	8,660,075
Energizer Holdings, Inc.	228,170	7,837,639
Herbalife Ltd. *	681,235	10,232,150
Inter Parfums, Inc.	24,566	3,432,607
Medifast, Inc.	42,782	3,608,234
Nu Skin Enterprises, Inc., Class A	402,100	9,606,169
Reynolds Consumer Products, Inc.	130,929	3,573,052
Spectrum Brands Holdings, Inc.	280,464	23,326,191
USANA Health Sciences, Inc. *	96,284	6,190,098
WD-40 Co.	21,096	4,532,898
		99,503,532

Insurance 2.1%
Ambac Financial Group, Inc. *	234,385	3,018,879
American Equity Investment Life Holding Co.	367,937	19,750,858
AMERISAFE, Inc.	82,392	4,267,906
Argo Group International Holdings Ltd.	176,035	5,237,041
Axis Capital Holdings Ltd.	215,052	11,797,753
Brighthouse Financial, Inc. *	51,628	2,563,846
CNA Financial Corp.	138,894	5,462,701
Employers Holdings, Inc.	139,359	5,467,054
Enstar Group Ltd. *	36,384	9,215,703
Horace Mann Educators Corp.	131,003	3,754,546
James River Group Holdings Ltd.	166,078	2,418,096
MBIA, Inc. *	280,174	2,210,573
Mercury General Corp.	213,131	6,097,678
ProAssurance Corp.	392,546	6,940,213
RLI Corp.	45,140	5,936,813
Safety Insurance Group, Inc.	66,143	4,555,268
Selective Insurance Group, Inc.	119,523	11,857,877
SiriusPoint Ltd. *	357,335	3,952,125
Stewart Information Services Corp.	214,705	9,945,136
United Fire Group, Inc.	121,268	2,397,468
Universal Insurance Holdings, Inc.	305,752	3,870,820
White Mountains Insurance Group Ltd.	7,748	12,309,170
		143,027,524

Materials 6.2%
AdvanSix, Inc.	136,023	4,499,641
Alpha Metallurgical Resources, Inc.	35,724	7,246,256
Alto Ingredients, Inc. *	1,494,138	5,393,838
American Vanguard Corp.	108,374	1,497,729
Arch Resources, Inc.	71,289	9,310,343
Ashland, Inc.	138,448	11,993,750
ATI, Inc. *	157,446	7,137,027
Avient Corp.	339,473	13,616,262
Balchem Corp.	40,780	5,729,590
Cabot Corp.	175,286	12,701,223
Carpenter Technology Corp.	237,273	14,860,408
Century Aluminum Co. *	304,372	2,264,528
Clearwater Paper Corp. *	145,416	5,567,979
Coeur Mining, Inc. *	1,162,346	2,801,254
Compass Minerals International, Inc.	196,081	5,911,842
Constellium SE *	588,337	10,590,066
See financial notes
54Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ecovyst, Inc. *	298,885	3,060,582
Element Solutions, Inc.	603,490	12,443,964
Glatfelter Corp. *	951,388	1,902,776
Greif, Inc., Class A	124,705	9,052,336
H.B. Fuller Co.	165,648	12,014,449
Hawkins, Inc.	65,919	4,099,503
Hecla Mining Co.	1,093,210	4,799,192
Ingevity Corp. *	109,980	5,926,822
Innospec, Inc.	79,578	8,548,269
Kaiser Aluminum Corp.	107,492	8,160,793
Koppers Holdings, Inc.	156,634	5,997,516
Livent Corp. *	96,860	2,079,584
Materion Corp.	62,857	6,838,213
Mativ Holdings, Inc.	437,330	7,172,212
Mercer International, Inc.	383,979	3,490,369
Minerals Technologies, Inc.	151,953	9,284,328
Myers Industries, Inc.	133,506	2,511,248
NewMarket Corp.	28,044	13,170,584
Olympic Steel, Inc.	114,243	6,114,285
Orion S.A.	291,884	6,602,416
Pactiv Evergreen, Inc.	482,876	3,969,241
Quaker Chemical Corp.	21,032	3,732,759
Rayonier Advanced Materials, Inc. *	961,024	3,392,415
Royal Gold, Inc.	71,386	8,001,657
Ryerson Holding Corp.	54,355	1,692,615
Schnitzer Steel Industries, Inc., Class A	277,277	9,205,596
Sensient Technologies Corp.	133,762	8,241,077
Southern Copper Corp.	185,681	14,977,029
Stepan Co.	99,321	8,667,744
Summit Materials, Inc., Class A *	368,458	13,784,014
SunCoke Energy, Inc.	716,630	6,664,659
Sylvamo Corp.	388,767	16,238,798
The Scotts Miracle-Gro Co.	211,389	11,977,301
TimkenSteel Corp. *	257,112	5,633,324
TriMas Corp.	152,244	3,988,793
Trinseo plc	589,516	6,207,603
Tronox Holdings plc	658,256	8,978,612
Westlake Corp.	120,203	15,744,189
Worthington Industries, Inc.	197,514	14,866,879
		420,355,482

Media & Entertainment 3.3%
AMC Entertainment Holdings, Inc., Class A *(a)	58,035	728,339
AMC Networks, Inc., Class A *	685,630	7,980,733
Bumble, Inc., Class A *	136,005	2,282,164
Cable One, Inc.	14,128	9,191,253
Cargurus, Inc. *	76,747	1,389,888
Cars.com, Inc. *	179,426	3,353,472
Cinemark Holdings, Inc. *	746,706	12,156,374
Clear Channel Outdoor Holdings, Inc. *	7,457,246	10,813,007
Gannett Co., Inc. *	2,063,168	6,003,819
Gray Television, Inc.	843,791	6,800,955
IAC, Inc. *	148,855	8,236,147
iHeartMedia, Inc., Class A *	1,926,988	6,956,427
John Wiley & Sons, Inc., Class A	190,635	7,083,997
Liberty Broadband Corp., Class C *	16,782	1,570,124
Liberty Media Corp.-Liberty Formula One, Class C *	131,652	9,056,341
Lions Gate Entertainment Corp., Class A *	1,004,054	7,952,108
Madison Square Garden Entertainment Corp. *	60,689	1,947,510
Match Group, Inc. *	231,284	10,840,281
Pinterest, Inc., Class A *	213,905	5,880,248
Roku, Inc. *	64,124	5,206,869
Scholastic Corp.	142,908	6,209,353
SECURITY	NUMBER OF SHARES	VALUE ($)
Shutterstock, Inc.	42,704	1,798,265
Sinclair, Inc.	261,140	3,295,587
Sirius XM Holdings, Inc. (a)	2,125,062	9,350,273
Sphere Entertainment Co. *	56,421	1,978,120
Spotify Technology S.A. *	112,766	17,362,581
Taboola.com Ltd. *	349,601	1,311,004
The E.W. Scripps Co., Class A *	343,590	2,625,028
The New York Times Co., Class A	299,754	13,270,109
The Trade Desk, Inc., Class A *	49,677	3,975,650
Thryv Holdings, Inc. *	132,723	2,706,222
TripAdvisor, Inc. *	364,956	5,514,485
WideOpenWest, Inc. *	281,202	2,277,736
World Wrestling Entertainment, Inc., Class A	41,705	4,026,618
Yelp, Inc. *	296,112	12,688,399
Ziff Davis, Inc. *	136,774	9,115,987
ZoomInfo Technologies, Inc. *	57,815	1,041,826
		223,977,299

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Alkermes plc *	133,344	3,892,311
Azenta, Inc. *	84,721	4,780,806
BioMarin Pharmaceutical, Inc. *	72,491	6,624,228
Bio-Rad Laboratories, Inc., Class A *	26,667	10,672,134
Bio-Techne Corp.	90,217	7,073,013
Bruker Corp.	127,249	8,347,534
Charles River Laboratories International, Inc. *	61,679	12,756,451
Corcept Therapeutics, Inc. *	119,315	3,905,180
Elanco Animal Health, Inc. *	1,051,361	12,826,604
Emergent BioSolutions, Inc. *	568,584	2,666,659
Exact Sciences Corp. *	50,654	4,238,220
Exelixis, Inc. *	440,162	9,855,227
Halozyme Therapeutics, Inc. *	35,300	1,502,368
Horizon Therapeutics plc *	127,919	14,421,588
Incyte Corp. *	130,255	8,405,355
Innoviva, Inc. *	173,717	2,214,892
Medpace Holdings, Inc. *	20,301	5,486,751
Myriad Genetics, Inc. *	180,267	3,217,766
Neurocrine Biosciences, Inc. *	18,369	2,000,201
Prestige Consumer Healthcare, Inc. *	115,525	6,738,573
Repligen Corp. *	7,742	1,346,411
Royalty Pharma plc, Class A	323,958	9,660,428
Seagen, Inc. *	25,444	5,243,245
Supernus Pharmaceuticals, Inc. *	85,430	2,720,091
		150,596,036

Real Estate Management & Development 0.8%
CoStar Group, Inc. *	155,924	12,784,209
Cushman & Wakefield plc *	724,902	6,661,849
Douglas Elliman, Inc.	341,941	858,272
eXp World Holdings, Inc.	95,884	1,842,891
Howard Hughes Holdings, Inc. *	62,700	4,931,355
Kennedy-Wilson Holdings, Inc.	434,925	6,945,752
Marcus & Millichap, Inc.	92,907	3,093,803
Newmark Group, Inc., Class A	633,388	4,490,721
Opendoor Technologies, Inc. *	1,151,587	4,491,189
The RMR Group, Inc., Class A	43,386	1,096,798
Zillow Group, Inc., Class C *	183,457	9,569,117
		56,765,956

Semiconductors & Semiconductor Equipment 2.2%
Amkor Technology, Inc.	460,461	12,874,490
Axcelis Technologies, Inc. *	30,042	5,772,570
Cirrus Logic, Inc. *	176,256	14,460,042
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report55

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cohu, Inc. *	44,223	1,653,498
Diodes, Inc. *	105,356	8,623,389
Enphase Energy, Inc. *	10,318	1,305,537
Entegris, Inc.	179,833	18,211,688
FormFactor, Inc. *	146,424	5,171,696
GLOBALFOUNDRIES, Inc. *(a)	31,750	1,754,188
Ichor Holdings Ltd. *	100,813	3,692,780
Kulicke & Soffa Industries, Inc.	148,497	7,681,750
Lattice Semiconductor Corp. *	34,569	3,362,181
Magnachip Semiconductor Corp. *	176,769	1,453,041
Monolithic Power Systems, Inc.	15,470	8,063,119
Onto Innovation, Inc. *	42,475	5,903,175
Photronics, Inc. *	249,252	5,922,228
Power Integrations, Inc.	69,404	5,831,324
Semtech Corp. *	182,842	4,781,318
Silicon Laboratories, Inc. *	57,154	7,707,788
SMART Global Holdings, Inc. *	174,093	4,496,822
SolarEdge Technologies, Inc. *	18,797	3,055,828
Synaptics, Inc. *	77,272	6,764,391
Ultra Clean Holdings, Inc. *	148,009	5,203,996
Universal Display Corp.	33,238	5,403,169
Wolfspeed, Inc. *	59,597	2,849,929
		151,999,937

Software & Services 4.0%
ACI Worldwide, Inc. *	306,139	7,433,055
Alarm.com Holdings, Inc. *	45,429	2,660,777
AppLovin Corp., Class A *	101,080	4,368,678
Bentley Systems, Inc., Class B	108,541	5,417,281
Black Knight, Inc. *	171,842	13,018,750
Blackbaud, Inc. *	62,666	4,769,509
Cerence, Inc. *	170,645	4,453,834
CommVault Systems, Inc. *	86,568	5,913,460
Consensus Cloud Solutions, Inc. *	64,332	2,054,121
Dolby Laboratories, Inc., Class A	127,790	10,794,421
Dropbox, Inc., Class A *	475,029	13,201,056
Ebix, Inc.	198,022	3,306,967
Envestnet, Inc. *	66,300	3,621,969
EPAM Systems, Inc. *	42,166	10,920,572
Fair Isaac Corp. *	19,509	17,647,646
Globant S.A. *	22,791	4,660,076
GoDaddy, Inc., Class A *	162,282	11,767,068
Guidewire Software, Inc. *	43,809	3,786,412
InterDigital, Inc.	115,838	10,044,313
LiveRamp Holdings, Inc. *	305,863	9,891,609
Manhattan Associates, Inc. *	49,456	10,020,775
Palantir Technologies, Inc., Class A *	162,956	2,441,081
Pegasystems, Inc.	69,890	3,470,737
Perficient, Inc. *	44,459	2,836,040
Progress Software Corp.	78,895	4,799,972
PTC, Inc. *	46,586	6,856,062
Qualys, Inc. *	27,180	4,230,567
Rackspace Technology, Inc. *	742,199	1,855,498
RingCentral, Inc., Class A *	199,650	6,175,174
ServiceNow, Inc. *	22,611	13,314,035
Snowflake, Inc., Class A *	7,384	1,158,180
Splunk, Inc. *	97,268	11,794,718
SPS Commerce, Inc. *	7,199	1,339,950
Teradata Corp. *	329,578	15,249,574
Twilio, Inc., Class A *	90,729	5,780,345
Tyler Technologies, Inc. *	21,376	8,516,840
Unisys Corp. *	837,876	3,376,640
Verint Systems, Inc. *	71,879	2,328,161
Workday, Inc., Class A *	35,055	8,570,947
SECURITY	NUMBER OF SHARES	VALUE ($)
Zoom Video Communications, Inc., Class A *	97,031	6,892,112
		270,738,982

Technology Hardware & Equipment 4.5%
ADTRAN Holdings, Inc.	193,307	1,652,775
Advanced Energy Industries, Inc.	67,396	7,957,446
Badger Meter, Inc.	32,399	5,380,826
Belden, Inc.	112,206	10,536,143
Benchmark Electronics, Inc.	457,848	11,785,008
Cognex Corp.	222,098	10,456,374
Coherent Corp. *	284,693	10,712,998
CommScope Holding Co., Inc. *	1,627,680	5,436,451
Comtech Telecommunications Corp.	240,223	2,414,241
Crane NXT Co.	123,043	7,303,833
CTS Corp.	74,973	3,347,544
ePlus, Inc. *	133,411	8,855,822
Fabrinet *	77,374	12,439,418
IPG Photonics Corp. *	99,015	10,729,265
Itron, Inc. *	122,293	8,366,064
Knowles Corp. *	343,846	5,511,851
Littelfuse, Inc.	45,425	12,132,109
Lumentum Holdings, Inc. *	141,224	7,644,455
Methode Electronics, Inc.	152,703	4,924,672
National Instruments Corp.	274,318	16,349,353
NETGEAR, Inc. *	287,210	3,785,428
NetScout Systems, Inc. *	274,139	7,848,600
Novanta, Inc. *	20,782	3,470,178
OSI Systems, Inc. *	59,347	8,091,963
PC Connection, Inc.	110,885	5,890,211
Plexus Corp. *	131,157	13,318,993
Pure Storage, Inc., Class A *	80,633	2,950,361
Rogers Corp. *	41,837	6,045,865
ScanSource, Inc. *	331,448	10,864,865
Stratasys Ltd. *	195,927	2,880,127
Super Micro Computer, Inc. *	116,046	31,921,934
TTM Technologies, Inc. *	798,259	11,894,059
ViaSat, Inc. *	269,685	7,481,062
Viavi Solutions, Inc. *	481,104	5,027,537
Vontier Corp.	561,972	17,651,541
		303,059,372

Telecommunication Services 0.8%
ATN International, Inc.	59,592	2,137,565
Cogent Communications Holdings, Inc.	81,149	5,727,496
Consolidated Communications Holdings, Inc. *	1,273,460	5,030,167
EchoStar Corp., Class A *	356,160	6,190,061
Frontier Communications Parent, Inc. *	469,908	7,527,926
GCI Liberty, Inc. *(c)	31,423	5,674
Iridium Communications, Inc.	95,670	4,683,047
Liberty Latin America Ltd., Class A *	111,234	994,432
Liberty Latin America Ltd., Class C *	1,844,748	16,528,942
Shenandoah Telecommunications Co.	222,211	5,053,078
		53,878,388

Transportation 3.1%
Air Transport Services Group, Inc. *	282,700	6,095,012
Alaska Air Group, Inc. *	156,763	6,579,343
American Airlines Group, Inc. *	1,035,900	15,258,807
ArcBest Corp.	137,349	14,502,681
Costamare, Inc.	263,571	2,717,417
Covenant Logistics Group, Inc.	73,725	3,625,058
Danaos Corp.	43,519	2,920,995
Daseke, Inc. *	1,447,609	7,672,328
See financial notes
56Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Forward Air Corp.	77,594	5,495,207
Genco Shipping & Trading Ltd.	74,037	1,012,086
Golden Ocean Group Ltd. (a)	447,771	3,273,206
Heartland Express, Inc.	236,942	3,575,455
Hub Group, Inc., Class A *	177,872	13,881,131
JetBlue Airways Corp. *	859,992	5,091,153
Kirby Corp. *	163,932	13,578,487
Lyft, Inc., Class A *	407,637	4,801,964
Marten Transport Ltd.	229,299	4,815,279
Matson, Inc.	40,515	3,560,458
RXO, Inc. *	535,376	9,679,598
Saia, Inc. *	41,426	17,655,761
Schneider National, Inc., Class B	334,781	9,678,519
SkyWest, Inc. *	200,909	9,060,996
Spirit Airlines, Inc.	136,590	2,253,735
Star Bulk Carriers Corp.	102,670	1,805,965
U-Haul Holding Co.,Non Voting	231,691	12,335,229
XPO, Inc. *	378,124	28,219,394
		209,145,264

Utilities 2.5%
ALLETE, Inc.	198,028	10,871,737
American States Water Co.	49,799	4,193,574
Atlantica Sustainable Infrastructure plc	254,675	5,717,454
Avangrid, Inc.	232,271	8,013,349
Avista Corp.	295,893	9,850,278
California Water Service Group	93,361	4,691,390
Chesapeake Utilities Corp.	32,639	3,593,554
Clearway Energy, Inc., Class C	188,376	4,666,074
Essential Utilities, Inc.	303,785	11,209,666
Hawaiian Electric Industries, Inc. (a)	380,996	5,341,564
IDACORP, Inc.	126,985	12,170,242
MGE Energy, Inc.	72,762	5,270,152
New Jersey Resources Corp.	240,940	10,160,440
Northwest Natural Holding Co.	114,641	4,503,098
NorthWestern Corp.	216,419	10,907,518
ONE Gas, Inc.	159,162	11,534,470
Ormat Technologies, Inc.	73,288	5,565,491
Otter Tail Corp.	96,179	7,922,264
PNM Resources, Inc.	270,600	11,990,286
ReNew Energy Global PLC, Class A *	257,871	1,573,013
SJW Group	49,163	3,232,959
Spire, Inc.	182,987	10,688,271
Unitil Corp.	57,501	2,807,199
		166,474,043
Total Common Stocks (Cost $6,379,545,638)		6,773,911,473

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (d)	6,330,994	6,330,994
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (d)(e)	50,250,646	50,250,646
		56,581,640
Total Short-Term Investments (Cost $56,581,640)		56,581,640
Total Investments in Securities (Cost $6,436,127,278)		6,830,493,113

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/15/23	162	15,402,960	(47,923)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $48,477,882.
(b)	On October 15, 2023, the issuer filed for bankruptcy.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report57

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$6,041,714,080	$—	$—	$6,041,714,080
Financial Services	408,678,913	—	3,553,703	412,232,616
Health Care Equipment & Services	266,086,389	—	0 *	266,086,389
Telecommunication Services	53,872,714	—	5,674	53,878,388
Short-Term Investments[1]	56,581,640	—	—	56,581,640
Liabilities
Futures Contracts[2]	(47,923)	—	—	(47,923)
Total	$6,826,885,813	$—	$3,559,377	$6,830,445,190

*	Level 3 amount shown includes securities determined to have no value at August 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
58Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Small Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $6,436,127,278) including securities on loan of $48,477,882		$6,830,493,113
Cash		724,099
Deposit with broker for futures contracts		899,000
Receivables:
Dividends		8,913,565
Fund shares sold		5,134,204
Investments sold		1,860,167
Income from securities on loan	+	423,383
Total assets		6,848,447,531

Liabilities
Collateral held for securities on loan		50,250,646
Payables:
Investments bought		11,882,190
Management fees		1,433,576
Variation margin on futures contracts	+	48,523
Total liabilities		63,614,935
Net assets		$6,784,832,596

Net Assets by Source
Capital received from investors		$6,898,043,103
Total distributable loss	+	(113,210,507)
Net assets		$6,784,832,596

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,784,832,596		132,150,000		$51.34

See financial notes
Schwab Fundamental Index ETFs | Semiannual Report59

Schwab Fundamental U.S. Small Company Index ETF
Statement of Operations

For the period March 1, 2023 through August 31, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $34,166)		$62,835,204
Securities on loan, net	+	2,558,063
Total investment income		65,393,267

Expenses
Management fees		7,968,824
Total expenses	–	7,968,824
Net investment income		57,424,443

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(95,249,528)
Net realized gains on sales of in-kind redemptions - unaffiliated		172,977,599
Net realized gains on futures contracts	+	206,243
Net realized gains		77,934,314
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(65,451,416)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(40,156)
Net change in unrealized appreciation (depreciation)	+	(65,491,572)
Net realized and unrealized gains		12,442,742
Increase in net assets resulting from operations		$69,867,185
See financial notes
60Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental U.S. Small Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/23-8/31/23		3/1/22-2/28/23
Net investment income		$57,424,443	$85,736,265
Net realized gains		77,934,314	196,878,392
Net change in unrealized appreciation (depreciation)	+	(65,491,572)	(327,802,100)
Increase (decrease) in net assets resulting from operations		$69,867,185	($45,187,443 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($41,576,740 )	($74,669,735 )

TRANSACTIONS IN FUND SHARES
	3/1/23-8/31/23			3/1/22-2/28/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,800,000	$718,343,267	51,850,000	$2,567,816,882
Shares redeemed	+	(8,350,000)	(394,793,358)	(17,500,000)	(858,079,463)
Net transactions in fund shares		6,450,000	$323,549,909	34,350,000	$1,709,737,419

SHARES OUTSTANDING AND NET ASSETS
	3/1/23-8/31/23			3/1/22-2/28/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		125,700,000	$6,432,992,242	91,350,000	$4,843,112,001
Total increase	+	6,450,000	351,840,354	34,350,000	1,589,880,241
End of period		132,150,000	$6,784,832,596	125,700,000	$6,432,992,242
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report61

Schwab Fundamental International Large Company Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/23– 8/31/23*	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19
Per-Share Data
Net asset value at beginning of period	$30.98	$32.25	$30.94	$25.24	$27.54	$30.28
Income (loss) from investment operations:
Net investment income (loss)[1]	0.74	1.03	1.04	0.70	0.91	0.94
Net realized and unrealized gains (losses)	1.04	(1.40)	1.42	5.64	(2.29)	(2.81)
Total from investment operations	1.78	(0.37)	2.46	6.34	(1.38)	(1.87)
Less distributions:
Distributions from net investment income	(0.38)	(0.90)	(1.15)	(0.64)	(0.92)	(0.87)
Net asset value at end of period	$32.38	$30.98	$32.25	$30.94	$25.24	$27.54
Total return	5.76%[2]	(0.91%)	7.95%	25.47%	(5.32%)	(6.00%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%[3]	0.25%[4]	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	4.64%[3]	3.50%	3.16%	2.74%	3.27%	3.29%
Portfolio turnover rate[5]	6%[2]	15%	15%	15%	20%	14%
Net assets, end of period (x 1,000,000)	$10,766	$9,343	$7,382	$5,721	$4,417	$4,084

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
62Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.5% OF NET ASSETS

Australia 4.7%
AGL Energy Ltd.	1,675,647	12,035,230
Amcor plc	701,974	6,864,965
AMP Ltd.	3,888,979	3,186,152
Ampol Ltd.	313,129	7,158,769
ANZ Group Holdings Ltd.	1,916,000	31,431,928
APA Group	499,627	2,909,015
Aristocrat Leisure Ltd.	137,285	3,636,526
Aurizon Holdings Ltd.	1,899,814	4,491,013
BHP Group Ltd.	2,751,853	79,933,348
BlueScope Steel Ltd.	611,091	8,315,192
Brambles Ltd.	765,037	7,417,278
Coles Group Ltd.	742,525	7,824,182
Commonwealth Bank of Australia	637,371	42,179,218
Computershare Ltd.	142,993	2,331,905
CSL Ltd.	60,498	10,717,323
Downer EDI Ltd.	1,138,623	3,156,197
Endeavour Group Ltd.	497,437	1,771,908
Fortescue Metals Group Ltd.	956,187	13,271,051
Goodman Group	220,485	3,335,740
Incitec Pivot Ltd.	1,186,461	2,251,445
Insurance Australia Group Ltd.	1,497,262	5,643,664
James Hardie Industries plc *	110,989	3,344,670
JB Hi-Fi Ltd.	95,162	2,814,718
Lendlease Corp., Ltd.	977,347	4,943,564
Macquarie Group Ltd.	101,275	11,644,325
Medibank Pvt Ltd.	1,912,962	4,534,483
Metcash Ltd.	1,177,001	2,843,322
Mineral Resources Ltd.	36,927	1,710,695
Mirvac Group	2,048,032	3,209,907
National Australia Bank Ltd.	1,482,499	27,805,666
Newcrest Mining Ltd.	432,479	7,290,873
Orica Ltd.	256,821	2,613,046
Origin Energy Ltd.	1,183,539	6,676,380
QBE Insurance Group Ltd.	545,984	5,297,025
Ramsay Health Care Ltd.	74,025	2,466,631
Rio Tinto Ltd.	324,691	23,741,301
Santos Ltd.	892,000	4,430,988
Scentre Group	2,495,390	4,444,383
Sims Ltd.	236,940	2,353,987
Sonic Healthcare Ltd.	213,329	4,443,306
South32 Ltd.	2,928,431	6,448,434
Stockland	1,461,379	4,012,999
Suncorp Group Ltd.	987,731	8,719,164
Telstra Group Ltd.	3,487,786	9,058,046
Transurban Group	575,914	4,945,856
Treasury Wine Estates Ltd.	273,872	2,069,945
Wesfarmers Ltd.	587,416	20,494,299
Westpac Banking Corp.	2,289,988	32,554,277
Woodside Energy Group Ltd.	411,780	9,872,838
Woolworths Group Ltd.	576,826	14,244,656
Worley Ltd.	246,519	2,789,225
		501,681,058

SECURITY	NUMBER OF SHARES	VALUE ($)
Austria 0.3%
BAWAG Group AG	56,340	2,662,410
Erste Group Bank AG	253,709	9,078,718
OMV AG	179,413	8,328,425
Raiffeisen Bank International AG *	207,991	2,991,094
Voestalpine AG	218,269	6,391,514
Wienerberger AG	104,310	2,880,134
		32,332,295

Belgium 0.7%
Ageas S.A./N.V.	174,423	6,943,889
Anheuser-Busch InBev S.A./N.V.	530,126	30,207,036
Etablissements Franz Colruyt N.V.	97,117	3,713,450
Groupe Bruxelles Lambert N.V.	93,638	7,557,205
KBC Group N.V.	158,822	10,439,176
Proximus SADP	349,899	2,649,985
Solvay S.A.	68,735	7,974,902
UCB S.A.	56,026	5,034,886
Umicore S.A.	191,918	5,097,056
		79,617,585

Canada 6.5%
Agnico Eagle Mines Ltd.	144,991	7,031,198
Algonquin Power & Utilities Corp.	312,663	2,364,125
Alimentation Couche-Tard, Inc.	484,170	25,286,561
AltaGas Ltd.	154,453	3,016,112
ARC Resources Ltd.	179,386	2,732,655
Atco Ltd., Class I	85,621	2,360,518
B2Gold Corp.	622,007	1,912,524
Bank of Montreal	239,252	20,578,555
Barrick Gold Corp.	940,097	15,217,210
Bausch Health Cos., Inc. *	542,299	4,521,330
BCE, Inc.	202,362	8,561,441
Canadian Imperial Bank of Commerce	441,369	17,466,201
Canadian National Railway Co.	168,828	18,992,292
Canadian Natural Resources Ltd.	440,616	28,470,121
Canadian Pacific Kansas City Ltd.	142,306	11,281,822
Canadian Tire Corp., Ltd., Class A	51,417	6,091,981
Cenovus Energy, Inc.	354,998	7,068,736
CGI, Inc. *	95,753	9,971,985
CI Financial Corp.	299,093	3,833,307
Constellation Software, Inc.	1,396	2,863,773
Crescent Point Energy Corp.	351,011	2,884,986
Dollarama, Inc.	51,573	3,339,599
Emera, Inc.	142,298	5,327,169
Enbridge, Inc.	970,706	34,036,951
Fairfax Financial Holdings Ltd.	12,183	10,033,742
Finning International, Inc.	133,038	4,172,218
First Quantum Minerals Ltd.	192,970	5,177,435
Fortis, Inc.	233,824	9,158,013
Franco-Nevada Corp.	16,851	2,424,491
George Weston Ltd.	62,161	6,884,826
Gildan Activewear, Inc.	112,624	3,354,704
Great-West Lifeco, Inc.	141,839	4,070,814
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report63

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hydro One Ltd.	124,642	3,235,468
iA Financial Corp., Inc.	44,526	2,789,807
Imperial Oil Ltd.	123,616	7,010,648
Intact Financial Corp.	33,931	4,777,601
Keyera Corp.	126,611	3,123,748
Kinross Gold Corp.	1,277,860	6,479,264
Linamar Corp.	60,112	3,150,554
Loblaw Cos., Ltd.	103,586	8,983,145
Lundin Mining Corp.	445,868	3,453,710
Magna International, Inc.	436,346	25,633,453
Manulife Financial Corp.	1,046,265	19,317,565
Methanex Corp.	55,041	2,339,227
Metro, Inc.	134,589	6,927,660
National Bank of Canada	112,353	7,820,157
Northland Power, Inc.	80,617	1,522,425
Nutrien Ltd.	282,314	17,859,681
Onex Corp.	211,458	13,048,988
Open Text Corp.	98,263	3,954,633
Parkland Corp.	145,311	3,839,660
Pembina Pipeline Corp.	220,260	6,837,592
Power Corp. of Canada	323,285	8,817,190
Restaurant Brands International, Inc.	72,669	5,040,826
RioCan Real Estate Investment Trust	150,239	2,144,289
Royal Bank of Canada	504,471	45,392,882
Saputo, Inc.	159,805	3,450,168
SNC-Lavalin Group, Inc.	149,197	4,855,423
Sun Life Financial, Inc.	240,525	11,717,360
Suncor Energy, Inc.	1,107,960	37,482,042
TC Energy Corp.	473,331	17,072,732
Teck Resources Ltd., Class B	257,427	10,632,337
TELUS Corp.	251,512	4,411,382
TFI International, Inc.	25,261	3,437,714
The Bank of Nova Scotia	686,508	32,535,491
The Toronto-Dominion Bank	689,372	41,995,669
Thomson Reuters Corp.	38,901	5,002,687
Tourmaline Oil Corp.	52,034	2,664,870
Waste Connections, Inc.	41,893	5,735,806
West Fraser Timber Co., Ltd.	70,886	5,351,488
Wheaton Precious Metals Corp.	62,285	2,713,388
WSP Global, Inc.	32,372	4,528,419
		697,574,544

Denmark 1.0%
AP Moller - Maersk A/S, Class A	3,266	5,859,533
AP Moller - Maersk A/S, Class B	5,183	9,438,457
Carlsberg A/S, Class B	41,253	5,983,441
Coloplast A/S, Class B	26,916	3,077,705
Danske Bank A/S	524,309	11,807,919
DSV A/S	46,186	8,794,034
ISS A/S	155,528	2,767,680
Novo Nordisk A/S, Class B	195,527	36,275,406
Novozymes A/S, Class B	57,426	2,496,255
Orsted A/S	60,390	3,891,477
Pandora A/S	53,640	5,575,726
Vestas Wind Systems A/S *	334,298	7,739,491
		103,707,124

Finland 1.0%
Elisa Oyj	55,549	2,729,332
Fortum Oyj	455,624	6,131,941
Huhtamaki Oyj	60,861	2,094,619
Kesko Oyj, B Shares	215,297	4,210,779
Kone Oyj, B Shares	145,351	6,625,780
Neste Oyj	179,904	6,595,841
Nokia Oyj	3,200,145	12,805,971
Nokian Renkaat Oyj	284,421	2,471,422
SECURITY	NUMBER OF SHARES	VALUE ($)
Nordea Bank Abp	1,978,023	21,721,795
Outokumpu Oyj	587,458	2,742,944
Sampo Oyj, A Shares	215,407	9,475,587
Stora Enso Oyj, R Shares	498,876	6,364,803
UPM-Kymmene Oyj	386,298	13,257,268
Valmet Oyj	80,578	2,055,200
Wartsila Oyj Abp	366,430	4,663,088
		103,946,370

France 8.8%
Accor S.A.	71,788	2,578,210
Air Liquide S.A.	180,585	32,704,206
Airbus SE	109,050	16,023,223
ALD S.A.	228,814	2,218,947
Alstom S.A.	165,757	4,589,359
Amundi S.A.	35,237	2,105,358
Arkema S.A.	75,885	7,959,441
Atos SE *(a)	460,895	3,882,803
AXA S.A.	1,168,759	35,232,928
BNP Paribas S.A.	947,936	61,432,161
Bollore SE	618,990	3,671,500
Bouygues S.A.	354,195	12,263,172
Bureau Veritas S.A.	92,488	2,483,446
Capgemini SE	53,453	9,998,920
Carrefour S.A.	1,118,436	21,449,511
Casino Guichard Perrachon S.A. *(a)	313,904	1,007,778
Cie de Saint-Gobain S.A.	526,906	34,404,137
Cie Generale des Etablissements Michelin S.C.A.	739,103	23,191,175
Credit Agricole S.A.	1,042,148	13,184,044
Danone S.A.	406,439	23,745,945
Dassault Systemes SE	66,230	2,631,626
Edenred	41,275	2,635,903
Eiffage S.A.	75,506	7,483,712
Elis S.A.	214,969	4,115,704
Engie S.A.	1,779,260	28,754,367
EssilorLuxottica S.A.	65,868	12,432,079
Eurazeo SE	37,249	2,201,315
Eurofins Scientific SE	32,550	2,008,051
Eutelsat Communications S.A. (a)	342,194	2,087,269
Forvia SE *	376,233	8,019,884
Hermes International SCA	2,377	4,903,829
Kering S.A.	20,612	11,055,861
Klepierre S.A.	110,183	2,917,925
Legrand S.A.	85,280	8,432,091
L'Oreal S.A.	52,549	23,144,415
LVMH Moet Hennessy Louis Vuitton SE	39,364	33,418,483
Orange S.A.	3,215,941	36,153,778
Pernod-Ricard S.A.	49,877	9,809,079
Publicis Groupe S.A.	128,545	10,053,543
Renault S.A.	525,932	21,311,570
Rexel S.A.	345,344	8,133,573
Rubis S.C.A.	136,686	3,340,890
Safran S.A.	106,540	17,148,398
Sanofi	601,899	64,438,643
Schneider Electric SE	181,834	31,296,315
SCOR SE	217,167	6,774,080
SEB S.A.	25,499	2,809,046
SES S.A.	552,952	4,032,983
Societe Generale S.A.	1,158,822	32,971,317
Sodexo S.A.	53,050	5,701,354
STMicroelectronics N.V.	167,745	7,949,737
Teleperformance SE	19,237	2,669,364
Thales S.A.	32,928	4,817,536
TotalEnergies SE	2,221,955	140,041,511
Unibail-Rodamco-Westfield *	73,706	3,951,041
See financial notes
64Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Valeo SE	490,397	9,580,541
Veolia Environnement S.A.	460,061	14,410,580
Vinci S.A.	269,436	30,108,829
Vivendi SE	316,653	2,890,342
Wendel SE	33,512	3,071,636
		943,834,464

Germany 7.7%
adidas AG	116,838	23,386,317
Allianz SE	277,221	67,502,818
Aurubis AG	77,797	6,456,049
BASF SE	1,268,224	64,404,871
Bayer AG	582,305	31,941,511
Bayerische Motoren Werke AG	438,460	46,241,497
Beiersdorf AG	27,724	3,634,900
Brenntag SE	109,740	8,902,003
Coloplast A/S *	2,500	285,862
Commerzbank AG	788,648	8,687,983
Continental AG	208,653	15,539,787
Covestro AG *	366,641	19,526,607
Daimler Truck Holding AG	281,815	9,937,646
Deutsche Bank AG	1,178,406	12,856,333
Deutsche Boerse AG	33,690	5,991,246
Deutsche Lufthansa AG *	690,683	6,182,220
Deutsche Telekom AG	3,088,058	66,167,740
DHL Group	809,214	37,840,702
E.ON SE	1,695,910	20,946,659
Evonik Industries AG	252,526	4,852,569
Freenet AG	128,244	3,076,090
Fresenius Medical Care AG & Co. KGaA	309,444	14,962,339
Fresenius SE & Co. KGaA	728,371	23,407,809
GEA Group AG	84,590	3,341,874
Hannover Rueck SE	27,203	5,794,236
Heidelberg Materials AG	208,625	16,819,301
Henkel AG & Co. KGaA	77,266	5,348,631
Infineon Technologies AG	308,097	11,039,985
K+S AG	157,243	2,961,014
KION Group AG	107,574	4,308,275
Kloeckner & Co. SE	244,582	2,091,801
Knorr-Bremse AG	44,036	3,015,830
LANXESS AG	119,392	3,781,205
Mercedes-Benz Group AG	864,758	63,390,671
Merck KGaA	32,206	5,802,492
METRO AG *	357,427	2,851,310
MTU Aero Engines AG	15,747	3,688,238
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	63,932	24,854,989
ProSiebenSat.1 Media SE (a)	304,680	2,422,594
Puma SE	38,970	2,622,357
Rheinmetall AG	17,740	4,838,556
RWE AG	251,258	10,379,069
Salzgitter AG	79,089	2,334,827
SAP SE	342,612	47,902,212
Siemens AG	345,312	52,050,042
Siemens Energy AG *	430,088	6,143,034
Siemens Healthineers AG	72,370	3,632,788
Symrise AG, Class A	30,419	3,174,747
Telefonica Deutschland Holding AG	1,028,109	1,957,215
ThyssenKrupp AG	1,064,868	8,210,478
United Internet AG	172,024	3,314,035
Volkswagen AG	59,194	8,474,073
Vonovia SE	346,897	8,324,516
SECURITY	NUMBER OF SHARES	VALUE ($)
Zalando SE *	81,816	2,551,195
		830,153,148

Hong Kong 1.6%
AIA Group Ltd.	3,044,504	27,642,897
BOC Hong Kong Holdings Ltd.	1,962,389	5,455,425
CK Asset Holdings Ltd.	1,375,264	7,593,832
CK Hutchison Holdings Ltd.	4,072,151	22,199,695
CLP Holdings Ltd.	1,221,192	9,577,366
Galaxy Entertainment Group Ltd. *	597,758	3,956,214
Hang Seng Bank Ltd.	354,369	4,519,004
Henderson Land Development Co., Ltd.	730,269	2,006,860
Hong Kong & China Gas Co., Ltd.	4,665,575	3,432,954
Hong Kong Exchanges & Clearing Ltd.	105,308	4,082,460
Hongkong Land Holdings Ltd.	656,653	2,331,118
Jardine Matheson Holdings Ltd.	251,430	11,958,011
Lenovo Group Ltd.	7,843,698	8,872,203
Link REIT	564,362	2,799,590
MTR Corp., Ltd.	649,370	2,712,005
New World Development Co., Ltd.	2,213,072	4,701,729
Orient Overseas International Ltd.	98,955	1,327,518
PCCW Ltd.	4,945,259	2,352,258
Sands China Ltd. *	1,113,170	3,768,886
Sino Land Co., Ltd.	1,603,898	1,838,753
Sun Hung Kai Properties Ltd.	959,213	10,800,970
Swire Pacific Ltd., A Shares	786,843	6,492,013
Swire Pacific Ltd., B Shares	494,803	652,439
Techtronic Industries Co., Ltd.	344,967	3,409,308
WH Group Ltd.	17,567,105	9,050,417
Wharf Real Estate Investment Co., Ltd.	635,755	2,651,090
Xinyi Glass Holdings Ltd.	1,204,635	1,778,898
		167,963,913

Ireland 0.1%
Bank of Ireland Group plc	390,664	3,900,017
Kerry Group plc, Class A	52,197	4,880,003
Kingspan Group plc	48,382	4,100,090
		12,880,110

Israel 0.2%
Bank Hapoalim B.M.	471,206	3,912,760
Bank Leumi Le-Israel B.M.	628,264	4,891,074
ICL Group Ltd.	378,679	2,273,091
Israel Discount Bank Ltd., A Shares	450,045	2,257,157
Teva Pharmaceutical Industries Ltd. *	487,001	4,743,974
		18,078,056

Italy 3.1%
A2A S.p.A.	1,904,951	3,658,509
Assicurazioni Generali S.p.A.	1,052,625	21,855,380
Banco BPM S.p.A.	1,111,844	5,328,962
CNH Industrial N.V.	511,071	7,088,948
Enel S.p.A.	8,774,216	59,138,407
Eni S.p.A.	3,107,151	48,170,583
Ferrari N.V.	14,417	4,584,714
Hera S.p.A.	888,379	2,695,908
Intesa Sanpaolo S.p.A.	14,271,249	38,289,540
Iveco Group N.V. *	135,713	1,351,883
Leonardo S.p.A.	464,394	6,711,158
Mediobanca Banca di Credito Finanziario S.p.A.	342,542	4,487,359
Pirelli & C S.p.A.	485,789	2,429,045
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report65

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Poste Italiane S.p.A.	297,824	3,314,859
Prysmian S.p.A.	121,248	4,973,031
Snam S.p.A.	992,430	5,131,465
Stellantis N.V.	2,601,287	48,493,106
Telecom Italia S.p.A. *	48,398,214	15,049,555
Tenaris S.A.	209,981	3,363,846
Terna - Rete Elettrica Nazionale	491,032	4,061,014
UniCredit S.p.A.	1,648,513	40,373,595
Unipol Gruppo S.p.A.	577,436	3,223,848
		333,774,715

Japan 27.7%
Advantest Corp.	42,891	5,394,335
Aeon Co., Ltd.	670,307	13,900,174
AGC, Inc.	266,289	9,352,170
Air Water, Inc.	268,708	3,383,190
Aisin Corp.	422,134	14,112,211
Ajinomoto Co., Inc.	203,610	8,633,338
Alfresa Holdings Corp.	535,402	9,171,910
Alps Alpine Co., Ltd.	492,534	4,118,969
Amada Co., Ltd.	339,604	3,601,666
Asahi Group Holdings Ltd.	333,930	13,019,107
Asahi Kasei Corp.	1,956,729	12,658,223
Astellas Pharma, Inc.	938,992	14,283,050
Bandai Namco Holdings, Inc.	269,144	6,252,327
Bridgestone Corp.	600,317	23,343,027
Brother Industries Ltd.	333,274	5,650,904
Canon, Inc.	972,432	23,965,972
Central Japan Railway Co.	141,494	18,164,803
Chubu Electric Power Co., Inc.	1,422,116	18,999,317
Chugai Pharmaceutical Co., Ltd.	160,051	4,899,868
Coca-Cola Bottlers Japan Holdings, Inc.	317,636	4,142,130
COMSYS Holdings Corp.	152,582	3,252,134
Concordia Financial Group Ltd.	673,036	2,988,292
Cosmo Energy Holdings Co., Ltd.	187,931	6,764,148
Dai Nippon Printing Co., Ltd.	318,233	8,706,405
Daicel Corp.	410,555	3,431,984
Daido Steel Co., Ltd.	69,832	2,892,379
Daifuku Co., Ltd.	137,101	2,536,536
Dai-ichi Life Holdings, Inc.	817,132	15,218,968
Daiichi Sankyo Co., Ltd.	297,931	8,797,647
Daikin Industries Ltd.	97,608	16,912,194
Daito Trust Construction Co., Ltd.	76,325	8,422,304
Daiwa House Industry Co., Ltd.	945,678	26,294,636
Daiwa Securities Group, Inc.	1,010,332	5,753,101
Daiwabo Holdings Co., Ltd.	171,683	3,487,081
Denka Co., Ltd.	138,801	2,619,471
Denso Corp.	391,115	26,754,915
Dentsu Group, Inc.	124,473	3,723,460
DIC Corp.	201,141	3,469,902
Dowa Holdings Co., Ltd.	73,390	2,360,216
East Japan Railway Co.	339,895	19,219,120
Ebara Corp.	77,863	3,882,320
EDION Corp.	278,259	2,800,079
Eisai Co., Ltd.	117,636	7,480,675
Electric Power Development Co., Ltd.	351,319	5,482,685
ENEOS Holdings, Inc.	9,076,232	34,058,080
Exeo Group, Inc.	161,381	3,435,242
FANUC Corp.	329,430	9,397,416
Fast Retailing Co., Ltd.	33,257	7,648,071
Fuji Electric Co., Ltd.	101,649	4,800,198
FUJIFILM Holdings Corp.	254,742	15,072,621
Fujikura Ltd.	342,924	2,843,076
Fujitsu Ltd.	161,217	20,159,738
Furukawa Electric Co., Ltd.	171,030	2,942,818
GS Yuasa Corp.	130,195	2,472,708
SECURITY	NUMBER OF SHARES	VALUE ($)
Hakuhodo DY Holdings, Inc.	307,168	2,919,030
Hankyu Hanshin Holdings, Inc.	146,737	5,271,384
Hanwa Co., Ltd.	122,752	3,912,280
Haseko Corp.	417,609	5,189,097
Hino Motors Ltd. *	906,976	3,557,880
Hitachi Construction Machinery Co., Ltd.	126,083	3,932,705
Hitachi Ltd.	788,473	52,501,681
Hokkaido Electric Power Co., Inc. *	744,334	3,430,629
Honda Motor Co., Ltd.	3,098,527	100,095,288
Hoya Corp.	76,913	8,534,736
Idemitsu Kosan Co., Ltd.	587,576	12,491,312
IHI Corp.	153,682	3,832,945
Iida Group Holdings Co., Ltd.	259,457	4,254,927
INFRONEER Holdings, Inc.	239,107	2,499,714
Inpex Corp.	906,520	12,671,417
Isetan Mitsukoshi Holdings Ltd.	463,847	5,323,957
Isuzu Motors Ltd.	685,225	8,801,530
ITOCHU Corp.	1,085,131	40,786,048
Itoham Yonekyu Holdings, Inc.	421,807	2,346,833
Iwatani Corp.	71,950	3,793,085
J. Front Retailing Co., Ltd.	264,999	2,794,062
Japan Exchange Group, Inc.	158,106	2,761,710
Japan Post Holdings Co., Ltd.	2,633,812	20,207,906
Japan Post Insurance Co., Ltd.	256,637	4,138,169
Japan Tobacco, Inc.	916,937	20,097,853
JFE Holdings, Inc.	1,213,693	19,203,502
JGC Holdings Corp.	211,254	2,825,233
JSR Corp.	122,393	3,421,640
JTEKT Corp.	610,405	5,532,365
Kajima Corp.	706,811	11,814,573
Kaneka Corp.	135,538	3,810,537
Kanematsu Corp.	187,784	2,645,499
Kao Corp.	327,572	12,687,973
Kawasaki Heavy Industries Ltd.	214,478	5,508,351
Kawasaki Kisen Kaisha Ltd.	103,187	3,463,074
KDDI Corp.	1,392,201	41,359,133
Kewpie Corp.	160,675	2,678,009
Keyence Corp.	18,637	7,747,441
Kikkoman Corp.	63,771	3,690,864
Kinden Corp.	217,253	2,987,537
Kintetsu Group Holdings Co., Ltd.	96,826	3,065,364
Kirin Holdings Co., Ltd.	657,570	9,241,256
Kobe Steel Ltd.	1,094,266	13,754,898
Koito Manufacturing Co., Ltd.	287,814	4,893,935
Komatsu Ltd.	836,242	23,837,650
Konica Minolta, Inc.	1,322,618	4,092,725
K's Holdings Corp.	379,503	3,498,252
Kubota Corp.	762,737	12,233,341
Kuraray Co., Ltd.	586,451	6,668,748
Kurita Water Industries Ltd.	52,724	2,058,114
Kyocera Corp.	234,983	12,069,945
Kyushu Electric Power Co., Inc. *	1,399,483	9,245,614
Kyushu Railway Co.	138,702	3,022,986
Lion Corp.	201,749	2,197,157
Lixil Corp.	385,107	4,826,237
Makita Corp.	205,968	5,656,215
Marubeni Corp.	1,460,992	23,929,220
MatsukiyoCocokara & Co.	81,001	4,770,983
Mazda Motor Corp.	1,547,319	16,287,848
Medipal Holdings Corp.	406,205	6,967,022
MEIJI Holdings Co., Ltd.	336,281	8,435,610
MINEBEA MITSUMI, Inc.	338,554	5,756,709
MISUMI Group, Inc.	119,370	2,085,501
Mitsubishi Chemical Group Corp.	2,510,102	15,005,267
Mitsubishi Corp.	1,188,337	58,737,322
Mitsubishi Electric Corp.	2,645,709	34,510,433
Mitsubishi Estate Co., Ltd.	738,885	9,452,714
See financial notes
66Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsubishi Gas Chemical Co., Inc.	283,532	3,867,806
Mitsubishi Heavy Industries Ltd.	364,015	20,677,982
Mitsubishi Materials Corp.	342,209	5,750,691
Mitsubishi Motors Corp.	871,968	3,430,134
Mitsubishi Shokuhin Co., Ltd.	92,200	2,530,061
Mitsubishi UFJ Financial Group, Inc.	7,436,101	59,428,537
Mitsui & Co., Ltd.	1,207,799	45,064,836
Mitsui Chemicals, Inc.	285,262	7,751,461
Mitsui Fudosan Co., Ltd.	637,809	13,984,176
Mitsui Mining & Smelting Co., Ltd.	113,617	2,904,712
Mitsui O.S.K. Lines Ltd.	232,549	6,446,871
Mizuho Financial Group, Inc.	1,868,249	30,926,813
Morinaga Milk Industry Co., Ltd.	70,206	2,875,078
MS&AD Insurance Group Holdings, Inc.	394,474	14,198,192
Murata Manufacturing Co., Ltd.	283,279	15,926,357
Nagase & Co., Ltd.	230,770	3,961,220
Nagoya Railroad Co., Ltd.	179,657	2,886,408
NEC Corp.	340,642	17,983,820
NGK Insulators Ltd.	285,745	3,795,932
NH Foods Ltd.	230,010	7,137,996
NHK Spring Co., Ltd.	350,460	2,722,604
Nichirei Corp.	136,712	3,235,976
Nidec Corp.	156,640	8,211,536
Nikon Corp.	353,415	3,820,965
Nintendo Co., Ltd.	377,430	16,247,236
Nippon Electric Glass Co., Ltd.	125,114	2,209,486
Nippon Light Metal Holdings Co., Ltd.	218,909	2,333,666
Nippon Paper Industries Co., Ltd. *	445,657	3,988,674
Nippon Steel Corp.	1,248,891	29,569,855
Nippon Telegraph & Telephone Corp.	30,305,742	35,034,216
Nippon Yusen K.K.	386,123	10,306,515
Nissan Chemical Corp.	50,330	2,159,988
Nissan Motor Co., Ltd.	5,433,534	23,169,543
Nisshin Seifun Group, Inc.	321,024	4,234,822
Nissin Foods Holdings Co., Ltd.	31,028	2,710,967
Nissui Corp.	552,796	2,903,617
Niterra Co., Ltd.	199,527	4,639,207
Nitori Holdings Co., Ltd.	37,924	4,329,408
Nitto Denko Corp.	128,507	8,781,922
NOK Corp.	301,325	4,231,610
Nomura Holdings, Inc.	2,232,681	8,652,530
Nomura Real Estate Holdings, Inc.	104,674	2,637,251
Nomura Research Institute Ltd.	116,399	3,346,017
NSK Ltd.	851,918	4,969,839
NTT Data Group Corp.	424,508	5,718,035
Obayashi Corp.	1,235,597	11,194,508
Oji Holdings Corp.	1,836,290	7,517,456
Olympus Corp.	281,249	3,806,719
Omron Corp.	115,336	5,575,676
Ono Pharmaceutical Co., Ltd.	167,165	3,170,836
Oriental Land Co., Ltd.	86,069	3,103,178
ORIX Corp.	802,465	14,992,649
Osaka Gas Co., Ltd.	551,643	8,828,713
Otsuka Corp.	83,975	3,746,386
Otsuka Holdings Co., Ltd.	297,941	11,349,938
PALTAC Corp.	74,296	2,451,102
Pan Pacific International Holdings Corp.	159,228	3,176,685
Panasonic Holdings Corp.	3,495,131	40,320,586
Penta-Ocean Construction Co., Ltd.	456,389	2,715,105
Persol Holdings Co., Ltd.	144,228	2,471,744
Recruit Holdings Co., Ltd.	471,963	16,922,395
Renesas Electronics Corp. *	297,846	5,013,371
Rengo Co., Ltd.	412,521	2,804,638
Resona Holdings, Inc.	1,288,177	6,833,527
Resonac Holdings Corp.	303,350	4,940,364
Ricoh Co., Ltd.	1,040,061	8,487,086
SECURITY	NUMBER OF SHARES	VALUE ($)
Rohm Co., Ltd.	50,466	4,218,644
Ryohin Keikaku Co., Ltd. (a)	271,368	3,501,493
San-Ai Obbli Co., Ltd.	108,054	1,243,937
Sankyu, Inc.	78,713	2,748,751
Santen Pharmaceutical Co., Ltd.	304,103	2,829,327
Sanwa Holdings Corp.	228,836	3,487,122
SBI Holdings, Inc.	173,851	3,553,207
Secom Co., Ltd.	128,191	8,976,936
Seiko Epson Corp.	315,482	4,946,167
Seino Holdings Co., Ltd.	304,537	4,439,879
Sekisui Chemical Co., Ltd.	430,860	6,617,460
Sekisui House Ltd.	677,841	13,830,592
Seven & i Holdings Co., Ltd.	637,699	26,198,288
SG Holdings Co., Ltd.	313,519	4,530,989
Sharp Corp. *	301,769	1,859,097
Shikoku Electric Power Co., Inc. *	384,147	2,770,576
Shimadzu Corp.	105,418	3,103,490
Shimamura Co., Ltd.	32,664	3,367,700
Shimano, Inc.	26,196	3,850,633
Shimizu Corp.	1,044,800	7,030,879
Shin-Etsu Chemical Co., Ltd.	826,840	26,460,470
Shionogi & Co., Ltd.	115,960	5,111,209
Shiseido Co., Ltd.	142,162	5,776,903
SMC Corp.	16,039	7,777,954
Softbank Corp.	2,525,659	28,971,738
SoftBank Group Corp.	1,378,763	61,984,434
Sohgo Security Services Co., Ltd.	403,753	2,575,577
Sojitz Corp.	308,098	6,628,176
Sompo Holdings, Inc.	261,898	11,417,843
Sony Group Corp.	486,114	40,552,629
Stanley Electric Co., Ltd.	168,099	2,954,159
Subaru Corp.	1,098,264	21,194,304
SUMCO Corp.	206,279	2,758,699
Sumitomo Chemical Co., Ltd.	2,924,025	8,102,151
Sumitomo Corp.	1,169,460	24,090,466
Sumitomo Electric Industries Ltd.	1,496,955	18,359,125
Sumitomo Forestry Co., Ltd.	174,378	4,918,062
Sumitomo Heavy Industries Ltd.	220,482	5,532,306
Sumitomo Metal Mining Co., Ltd.	201,617	6,259,634
Sumitomo Mitsui Financial Group, Inc.	932,409	42,788,917
Sumitomo Mitsui Trust Holdings, Inc.	226,254	8,471,412
Sumitomo Realty & Development Co., Ltd.	260,654	6,676,366
Sumitomo Rubber Industries Ltd.	449,354	4,745,556
Sundrug Co., Ltd.	87,544	2,587,504
Suntory Beverage & Food Ltd.	104,428	3,381,348
Suzuken Co., Ltd.	216,831	6,431,131
Suzuki Motor Corp.	565,120	22,261,656
Sysmex Corp.	53,438	2,845,059
T&D Holdings, Inc.	337,331	5,360,547
Taiheiyo Cement Corp.	334,702	6,424,596
Taisei Corp.	254,124	8,558,368
Taiyo Yuden Co., Ltd.	86,672	2,415,278
Takashimaya Co., Ltd.	198,867	2,987,410
Takeda Pharmaceutical Co., Ltd.	949,985	29,416,028
TDK Corp.	268,693	9,807,567
Teijin Ltd.	493,790	5,019,811
Terumo Corp.	194,769	5,903,875
The Chugoku Electric Power Co., Inc. *	700,608	4,622,276
The Kansai Electric Power Co., Inc.	1,361,226	19,391,989
The Yokohama Rubber Co., Ltd.	176,644	3,596,944
TIS, Inc.	112,642	2,659,275
Tobu Railway Co., Ltd.	140,292	3,847,827
Toho Gas Co., Ltd.	149,095	2,672,926
Toho Holdings Co., Ltd.	165,276	3,314,943
Tohoku Electric Power Co., Inc. *	1,881,214	13,154,349
Tokio Marine Holdings, Inc.	989,437	21,931,608
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report67

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tokuyama Corp.	149,749	2,392,528
Tokyo Electric Power Co. Holdings, Inc. *	6,080,327	26,729,466
Tokyo Electron Ltd.	143,424	21,254,750
Tokyo Gas Co., Ltd.	597,653	13,863,201
Tokyu Corp.	365,218	4,617,122
Tokyu Fudosan Holdings Corp.	681,093	4,240,896
Toppan, Inc.	427,543	10,340,206
Toray Industries, Inc.	2,149,680	11,607,401
Toshiba Corp.	381,665	12,064,583
Tosoh Corp.	530,350	6,870,489
TOTO Ltd.	115,561	3,171,111
Toyo Seikan Group Holdings Ltd.	302,285	5,475,327
Toyo Suisan Kaisha Ltd.	69,031	2,850,667
Toyoda Gosei Co., Ltd.	162,468	3,514,179
Toyota Industries Corp.	143,778	10,172,156
Toyota Motor Corp.	10,157,193	175,466,843
Toyota Tsusho Corp.	347,618	20,761,332
TS Tech Co., Ltd.	196,206	2,323,448
Tsuruha Holdings, Inc.	49,703	3,639,345
UBE Corp.	255,838	4,318,590
Unicharm Corp.	106,861	4,266,072
West Japan Railway Co.	200,826	8,696,000
Yakult Honsha Co., Ltd.	46,217	2,423,468
Yamada Holdings Co., Ltd.	1,789,762	5,630,463
Yamaha Corp.	85,345	2,637,409
Yamaha Motor Co., Ltd.	388,321	10,079,782
Yamato Holdings Co., Ltd.	491,708	9,242,428
Yamazaki Baking Co., Ltd.	241,093	4,569,812
Yaskawa Electric Corp.	89,215	3,505,849
Yokogawa Electric Corp.	168,437	3,341,898
Z Holdings Corp.	1,203,450	3,618,988
		2,985,558,897

Netherlands 2.7%
Aalberts N.V.	59,261	2,470,489
ABN AMRO Bank N.V., GDR	472,461	6,971,318
Aegon N.V.	1,799,257	9,256,382
Akzo Nobel N.V.	219,984	17,916,519
APERAM S.A.	72,261	2,050,904
ArcelorMittal S.A.	1,017,505	27,089,676
ASML Holding N.V.	41,173	27,165,291
ASR Nederland N.V.	120,660	5,286,787
DSM-Firmenich AG	75,001	6,931,407
EXOR N.V.	250,545	22,227,472
Heineken Holding N.V.	78,621	6,305,982
Heineken N.V.	94,242	9,187,286
ING Groep N.V.	2,701,699	38,412,977
Koninklijke Ahold Delhaize N.V.	1,300,972	42,607,390
Koninklijke KPN N.V.	2,356,760	8,254,372
Koninklijke Philips N.V.	1,102,325	24,885,289
NN Group N.V.	328,446	12,676,385
Prosus N.V. *	33,363	2,309,507
Randstad N.V.	170,893	10,049,234
SBM Offshore N.V.	165,906	2,407,483
Signify N.V.	153,865	4,365,310
Wolters Kluwer N.V.	52,175	6,297,047
		295,124,507

New Zealand 0.1%
Fletcher Building Ltd.	1,018,384	2,928,896
Spark New Zealand Ltd.	1,025,876	3,100,104
		6,029,000

SECURITY	NUMBER OF SHARES	VALUE ($)
Norway 0.6%
Aker BP A.S.A.	87,456	2,372,797
DNB Bank A.S.A.	580,415	11,491,368
Equinor A.S.A.	656,625	20,259,593
Mowi A.S.A.	309,072	5,607,789
Norsk Hydro A.S.A.	1,078,057	5,989,684
Orkla A.S.A.	533,122	4,073,662
Subsea 7 S.A.	272,871	3,552,891
Telenor A.S.A.	819,322	8,773,100
Yara International A.S.A.	168,078	6,145,023
		68,265,907

Poland 0.3%
KGHM Polska Miedz S.A.	141,926	3,929,331
ORLEN S.A.	1,080,817	16,535,156
PGE Polska Grupa Energetyczna S.A. *	1,732,805	3,567,991
Powszechna Kasa Oszczednosci Bank Polski S.A. *	467,544	4,237,251
Powszechny Zaklad Ubezpieczen S.A.	610,504	6,122,446
		34,392,175

Portugal 0.2%
EDP - Energias de Portugal S.A.	2,149,627	9,813,006
Galp Energia, SGPS, S.A.	573,160	7,903,515
Jeronimo Martins, SGPS, S.A.	151,044	3,852,486
		21,569,007

Republic of Korea 6.3%
Amorepacific Corp.	26,082	2,642,239
BNK Financial Group, Inc.	628,600	3,243,467
CJ CheilJedang Corp.	14,315	3,238,271
CJ Corp.	60,845	3,236,167
Coway Co., Ltd.	66,501	2,173,515
DB Insurance Co., Ltd.	77,127	4,767,374
DL E&C Co., Ltd.	64,981	1,524,048
Doosan Enerbility Co., Ltd. *	186,120	2,565,619
E-MART, Inc.	71,281	3,979,979
GS Engineering & Construction Corp.	165,456	1,818,858
GS Holdings Corp.	157,405	4,471,767
Hana Financial Group, Inc.	345,716	10,344,670
Hankook Tire & Technology Co., Ltd.	137,955	4,044,453
Hanwha Corp.	188,849	3,571,950
Hanwha Galleria Co. Ltd. *	73,094	73,053
Hanwha Solutions Corp. *	69,237	1,909,354
HD Hyundai Co., Ltd.	105,599	4,721,695
HD Korea Shipbuilding & Offshore Engineering Co., Ltd. *	50,474	4,723,763
HMM Co., Ltd.	123,343	1,554,677
Hyundai Engineering & Construction Co., Ltd.	140,162	3,764,518
Hyundai Glovis Co., Ltd.	32,447	4,234,619
Hyundai Marine & Fire Insurance Co., Ltd.	128,452	2,939,794
Hyundai Mobis Co., Ltd.	107,681	18,819,225
Hyundai Motor Co.	184,229	26,357,257
Hyundai Steel Co.	265,460	7,270,401
Industrial Bank of Korea	400,325	3,258,935
KB Financial Group, Inc.	386,391	15,815,210
Kia Corp.	340,894	20,684,470
Korea Electric Power Corp. *	1,069,393	14,417,691
Korea Gas Corp. *	111,702	2,121,218
Korea Zinc Co., Ltd.	8,141	3,245,929
Korean Air Lines Co., Ltd.	158,364	2,731,757
KT&G Corp.	92,346	6,071,396
See financial notes
68Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kumho Petrochemical Co., Ltd.	21,837	2,061,856
LG Chem Ltd.	23,179	10,223,837
LG Corp.	52,181	3,241,203
LG Display Co., Ltd. *	753,738	7,641,452
LG Electronics, Inc.	202,867	15,118,139
LG H&H Co., Ltd.	7,339	2,579,130
LG Innotek Co., Ltd.	12,385	2,529,941
LG Uplus Corp.	542,727	4,290,900
Lotte Chemical Corp.	42,811	4,424,424
Lotte Shopping Co., Ltd.	41,427	2,225,320
NAVER Corp.	26,471	4,295,842
POSCO Holdings, Inc.	152,611	66,852,104
Posco International Corp.	143,193	8,580,205
Samsung C&T Corp.	79,879	6,327,468
Samsung Electro-Mechanics Co., Ltd.	47,793	4,895,912
Samsung Electronics Co., Ltd.	4,263,824	215,812,238
Samsung Fire & Marine Insurance Co., Ltd.	43,866	8,180,797
Samsung Life Insurance Co., Ltd.	84,452	4,319,240
Samsung SDI Co., Ltd.	10,580	4,914,787
Samsung SDS Co., Ltd.	38,888	4,177,867
Shinhan Financial Group Co., Ltd.	529,295	14,236,003
SK Hynix, Inc.	517,055	47,646,907
SK Innovation Co., Ltd. *	88,225	11,847,882
SK, Inc.	102,612	11,218,032
S-Oil Corp.	49,034	2,708,139
Woori Financial Group, Inc.	746,853	6,729,729
		673,416,693

Singapore 0.6%
ComfortDelGro Corp., Ltd.	2,905,260	2,732,085
DBS Group Holdings Ltd.	630,919	15,556,907
Jardine Cycle & Carriage Ltd.	116,170	2,874,788
Keppel Corp., Ltd.	745,333	3,830,145
Oversea-Chinese Banking Corp., Ltd.	1,415,409	13,153,190
Singapore Airlines Ltd.	682,019	3,469,434
Singapore Telecommunications Ltd.	4,789,252	8,440,148
United Overseas Bank Ltd.	506,358	10,663,326
Venture Corp., Ltd.	202,180	1,962,665
Wilmar International Ltd.	2,572,143	7,199,334
		69,882,022

Spain 3.1%
Acciona S.A.	12,506	1,789,651
Acerinox S.A.	245,335	2,467,297
ACS, Actividades de Construccion y Servicios S.A.	295,478	10,387,375
Aena SME S.A.	25,409	3,998,759
Amadeus IT Group S.A.	101,653	6,983,829
Banco Bilbao Vizcaya Argentaria S.A.	6,369,534	50,231,108
Banco De Sabadell S.A.	7,337,289	8,505,044
Banco Santander S.A.	23,790,688	93,008,023
CaixaBank S.A.	1,139,702	4,618,866
Enagas S.A.	162,282	2,773,210
Endesa S.A.	287,751	5,990,115
Ferrovial SE	115,976	3,681,830
Grifols S.A. *	236,250	3,242,353
Iberdrola S.A.	3,518,717	41,856,663
Industria de Diseno Textil S.A.	437,820	16,802,641
Mapfre S.A.	1,320,122	2,795,381
Naturgy Energy Group S.A. (a)	154,669	4,488,843
Redeia Corp. S.A.	214,275	3,489,612
Repsol S.A.	1,721,903	26,575,288
Telefonica S.A.	11,030,619	45,781,232
		339,467,120

SECURITY	NUMBER OF SHARES	VALUE ($)
Sweden 1.8%
Alfa Laval AB	107,083	3,767,009
Assa Abloy AB, B Shares	326,001	7,350,720
Atlas Copco AB, A Shares	636,368	8,423,962
Atlas Copco AB, B Shares	393,688	4,542,734
Boliden AB	210,470	5,603,935
Electrolux AB, B Shares	270,606	2,981,636
Epiroc AB, A Shares	169,863	3,266,984
Epiroc AB, B Shares	96,272	1,579,051
Essity AB, B Shares	347,557	8,116,086
H & M Hennes & Mauritz AB, B Shares	706,446	10,805,174
Hexagon AB, B Shares	389,660	3,483,841
Husqvarna AB, B Shares	329,953	2,847,566
Industrivarden AB, A Shares	57,697	1,505,405
Industrivarden AB, C Shares	53,410	1,391,112
Investor AB, A Shares	224,406	4,289,370
Investor AB, B Shares	753,319	14,523,022
Sandvik AB	473,063	8,960,197
Securitas AB, B Shares	602,768	4,913,567
Skandinaviska Enskilda Banken AB, A Shares	666,641	7,741,021
Skanska AB, B Shares	434,100	6,366,858
SKF AB, B Shares	356,155	5,781,473
SSAB AB, A Shares	308,689	1,773,216
SSAB AB, B Shares	717,752	3,977,497
Svenska Cellulosa AB, S.C.A., B Shares	217,545	2,900,626
Svenska Handelsbanken AB, A Shares	807,170	6,734,587
Swedbank AB, A Shares	655,966	11,630,773
Tele2 AB, B Shares	410,795	2,901,477
Telefonaktiebolaget LM Ericsson, B Shares	1,844,194	9,487,160
Telia Co. AB	3,393,070	6,851,275
Trelleborg AB, B Shares	122,141	3,105,421
Volvo AB, A Shares	168,871	3,460,730
Volvo AB, B Shares	1,227,977	24,806,483
Volvo Car AB, B Shares *	285,505	1,087,797
		196,957,765

Switzerland 4.9%
ABB Ltd.	574,104	21,898,176
Adecco Group AG	316,955	13,682,982
Alcon, Inc.	94,522	7,910,633
Baloise Holding AG	21,932	3,431,647
Barry Callebaut AG	1,264	2,206,723
Chocoladefabriken Lindt & Spruengli AG	18	2,123,521
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	204	2,441,302
Cie Financiere Richemont S.A., Class A	118,482	16,848,389
DKSH Holding AG	30,895	2,364,565
Galenica AG	27,960	2,222,238
Geberit AG	10,018	5,201,534
Georg Fischer AG	41,378	2,679,674
Givaudan S.A.	1,806	6,027,838
Helvetia Holding AG	18,124	2,761,948
Holcim AG *	433,868	28,765,706
Julius Baer Group Ltd.	71,008	4,941,015
Kuehne & Nagel International AG	17,412	5,241,835
Logitech International S.A.	51,192	3,550,548
Lonza Group AG	9,663	5,348,702
Nestle S.A.	826,396	99,551,129
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report69

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Novartis AG	648,685	65,591,913
Partners Group Holding AG	3,978	4,302,050
Roche Holding AG	270,098	79,599,784
Roche Holding AG, Bearer Shares	10,248	3,204,639
Schindler Holding AG	7,326	1,541,923
Schindler Holding AG, Participation Certificates	16,293	3,636,756
SGS S.A.	52,884	4,812,699
Sika AG	23,370	6,625,359
Sonova Holding AG	11,159	2,952,571
Swiss Life Holding AG	14,326	8,995,414
Swiss Prime Site AG	30,705	2,951,434
Swiss Re AG	155,084	15,082,610
Swisscom AG	15,380	9,368,174
The Swatch Group AG	28,077	1,498,818
The Swatch Group AG, Bearer Shares	19,989	5,628,377
UBS Group AG	1,588,705	42,269,536
Zurich Insurance Group AG	64,912	30,499,270
		527,761,432

United Kingdom 14.5%
3i Group plc	309,481	7,817,682
abrdn plc	3,084,321	6,452,595
Admiral Group plc	114,985	3,628,009
Anglo American plc	928,310	24,708,336
Antofagasta plc	195,203	3,581,647
Ashtead Group plc	142,456	9,971,539
Associated British Foods plc	358,601	9,053,940
AstraZeneca plc	251,762	34,013,916
Aviva plc	2,796,914	13,297,492
B&M European Value Retail S.A.	583,332	4,269,438
BAE Systems plc	1,380,898	17,629,274
Balfour Beatty plc	663,934	2,752,745
Barclays plc	13,928,872	26,008,981
Barratt Developments plc	1,317,774	7,569,278
Bellway plc	170,745	4,621,437
Berkeley Group Holdings plc	96,247	4,952,768
BP plc	20,520,619	126,763,102
British American Tobacco plc	1,629,814	54,160,333
BT Group plc	12,980,536	19,014,208
Bunzl plc	148,915	5,340,140
Burberry Group plc	178,281	4,933,845
Centrica plc	7,545,540	14,509,312
Coca-Cola HBC AG *	118,691	3,426,094
Compass Group plc	715,146	18,060,501
CRH plc	519,888	29,928,180
Croda International plc	31,240	2,185,925
Currys plc	5,800,072	3,678,453
DCC plc	129,797	7,116,711
Diageo plc	486,096	19,978,539
Direct Line Insurance Group plc *	2,206,808	4,534,290
Dowlais Group plc *	813,953	1,171,670
DS Smith plc	1,411,651	5,586,337
Entain plc	183,582	2,692,644
Experian plc	188,801	6,607,783
Ferguson plc	98,097	15,966,790
FirstGroup plc	2,211,248	4,065,675
Flutter Entertainment plc *	20,571	3,756,187
Glencore plc	14,503,008	77,451,873
GSK plc	2,232,203	39,282,686
Haleon plc	2,657,938	10,861,814
Hays plc	2,331,922	3,164,691
HSBC Holdings plc	11,137,450	82,291,805
IMI plc	123,184	2,344,510
Imperial Brands plc	887,604	20,126,985
Inchcape plc	425,276	4,114,411
Informa plc	421,012	3,898,709
SECURITY	NUMBER OF SHARES	VALUE ($)
International Distributions Services plc *	2,521,633	7,764,544
Intertek Group plc	71,066	3,728,121
ITV plc	3,902,166	3,500,796
J Sainsbury plc	3,636,055	12,444,653
John Wood Group plc *	2,168,588	4,391,184
Johnson Matthey plc	304,687	6,293,168
Kingfisher plc	3,715,680	11,017,472
Land Securities Group plc	299,042	2,283,437
Legal & General Group plc	3,796,573	10,521,274
Lloyds Banking Group plc	59,433,303	31,897,918
London Stock Exchange Group plc	32,899	3,409,240
M&G plc	4,427,382	10,715,394
Man Group plc	791,687	2,124,747
Marks & Spencer Group plc *	4,012,072	11,530,272
Melrose Industries plc	791,950	5,144,038
Mondi plc	526,775	8,770,984
National Grid plc	2,121,190	26,615,233
NatWest Group plc	2,413,266	7,045,559
Next plc	55,681	4,930,463
Pearson plc	442,969	4,709,373
Persimmon plc	551,022	7,443,101
Phoenix Group Holdings plc	408,048	2,693,871
Prudential plc	983,564	12,041,967
Reckitt Benckiser Group plc	191,430	13,831,363
RELX plc	431,368	14,091,545
Rentokil Initial plc	471,024	3,591,890
Rio Tinto plc	942,763	58,207,930
Severn Trent plc	114,258	3,474,767
Shell plc	8,638,980	263,983,946
Smith & Nephew plc	446,854	6,058,669
Smiths Group plc	184,517	3,834,494
Smurfit Kappa Group plc	204,537	8,615,107
Spectris plc	63,436	2,672,731
SSE plc	751,727	15,493,231
St. James's Place plc	182,542	2,046,613
Standard Chartered plc	1,397,095	12,597,653
Tate & Lyle plc	317,526	2,842,623
Taylor Wimpey plc	5,052,707	7,318,096
Tesco plc	10,292,239	34,652,071
The Sage Group plc	321,423	3,954,795
Travis Perkins plc	358,717	3,916,385
Unilever plc	1,106,823	56,689,453
United Utilities Group plc	330,283	3,963,364
Vodafone Group plc	53,583,526	49,708,365
Whitbread plc	82,455	3,594,208
WPP plc	862,996	8,374,366
		1,561,873,754
Total Common Stocks (Cost $9,224,019,328)		10,605,841,661

PREFERRED STOCKS 1.1% OF NET ASSETS

Germany 0.6%
Bayerische Motoren Werke AG	70,241	6,765,950
FUCHS SE	77,039	3,202,426
Henkel AG & Co. KGaA	131,496	10,093,098
Volkswagen AG	370,171	45,415,515
		65,476,989

Italy 0.1%
Telecom Italia S.p.A. - RSP *	27,595,498	8,476,067

See financial notes
70Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Republic of Korea 0.4%
Hyundai Motor Co., Ltd.	31,102	2,395,448
Hyundai Motor Co., Ltd. 2nd	48,638	3,830,691
LG Chem Ltd.	3,518	908,944
LG H&H Co., Ltd.	1,609	232,752
Samsung Electronics Co., Ltd.	758,001	30,968,076
		38,335,911

Spain 0.0%
Grifols S.A., B Shares *	176,680	1,678,855
Total Preferred Stocks (Cost $119,501,939)		113,967,822

RIGHTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 09/29/23, strike CAD 1.33 *	1,396	774
Total Rights (Cost $619)		774

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(b)	1,396	7,161
Total Warrants (Cost $0)		7,161

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (c)	5,105,864	5,105,864
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (c)(d)	15,181,601	15,181,601
		20,287,465
Total Short-Term Investments (Cost $20,287,465)		20,287,465
Total Investments in Securities (Cost $9,363,809,351)		10,740,104,883

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/15/23	450	47,459,250	(820,872)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,475,069.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
CAD —	Canadian Dollar
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report71

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$10,605,841,661	$—	$—	$10,605,841,661
Preferred Stocks[1]	113,967,822	—	—	113,967,822
Rights[1]	774	—	—	774
Warrants[1]
Canada	—	—	7,161	7,161
Short-Term Investments[1]	20,287,465	—	—	20,287,465
Liabilities
Futures Contracts[2]	(820,872)	—	—	(820,872)
Total	$10,739,276,850	$—	$7,161	$10,739,284,011

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
72Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental International Large Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $9,363,809,351) including securities on loan of $14,475,069		$10,740,104,883
Foreign currency, at value (cost $8,321,516)		8,307,300
Deposit with broker for futures contracts		2,708,510
Receivables:
Fund shares sold		41,553,169
Dividends		29,084,903
Foreign tax reclaims		8,639,969
Investments sold		731,114
Income from securities on loan	+	71,019
Total assets		10,831,200,867

Liabilities
Collateral held for securities on loan		15,181,601
Payables:
Investments bought		47,287,623
Management fees		2,244,676
Variation margin on futures contracts	+	213,325
Total liabilities		64,927,225
Net assets		$10,766,273,642

Net Assets by Source
Capital received from investors		$9,818,906,125
Total distributable earnings	+	947,367,517
Net assets		$10,766,273,642

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$10,766,273,642		332,500,000		$32.38

See financial notes
Schwab Fundamental Index ETFs | Semiannual Report73

Schwab Fundamental International Large Company Index ETF
Statement of Operations

For the period March 1, 2023 through August 31, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $22,737,929)		$246,568,925
Securities on loan, net	+	914,351
Total investment income		247,483,276

Expenses
Management fees		12,641,574
Professional fees	+	10,888 [1]
Total expenses		12,652,462
Expense reduction	–	10,888 [1]
Net expenses	–	12,641,574
Net investment income		234,841,702

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(68,598,305)
Net realized gains on sales of in-kind redemptions - unaffiliated		5,390,871
Net realized gains on futures contracts		1,700,797
Net realized losses on foreign currency transactions	+	(1,988,151)
Net realized losses		(63,494,788)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		386,897,573
Net change in unrealized appreciation (depreciation) on futures contracts		(161,369)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	711,655
Net change in unrealized appreciation (depreciation)	+	387,447,859
Net realized and unrealized gains		323,953,071
Increase in net assets resulting from operations		$558,794,773

[1]
Professional fees associated with the filing of tax claims in the European Union deemed to be non-contingent and non-routine expenses of the fund (see financial notes 2(d)
and 4 for additional information).

See financial notes
74Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental International Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/23-8/31/23		3/1/22-2/28/23
Net investment income		$234,841,702	$272,176,986
Net realized losses		(63,494,788)	(182,975,945)
Net change in unrealized appreciation (depreciation)	+	387,447,859	(1,522,113)
Increase in net assets resulting from operations		$558,794,773	$87,678,928

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($121,875,780 )	($247,435,740 )

TRANSACTIONS IN FUND SHARES
	3/1/23-8/31/23			3/1/22-2/28/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		31,400,000	$1,002,312,227	73,900,000	$2,154,871,070
Shares redeemed	+	(500,000)	(15,553,851)	(1,200,000)	(34,098,323)
Net transactions in fund shares		30,900,000	$986,758,376	72,700,000	$2,120,772,747

SHARES OUTSTANDING AND NET ASSETS
	3/1/23-8/31/23			3/1/22-2/28/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		301,600,000	$9,342,596,273	228,900,000	$7,381,580,338
Total increase	+	30,900,000	1,423,677,369	72,700,000	1,961,015,935
End of period		332,500,000	$10,766,273,642	301,600,000	$9,342,596,273
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report75

Schwab Fundamental International Small Company Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/23– 8/31/23*	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19
Per-Share Data
Net asset value at beginning of period	$32.72	$35.86	$36.11	$28.53	$31.23	$36.02
Income (loss) from investment operations:
Net investment income (loss)[1]	0.57	0.80	0.73	0.53	0.80	0.79
Net realized and unrealized gains (losses)	0.58	(3.32)	(0.01)	7.66	(2.60)	(4.82)
Total from investment operations	1.15	(2.52)	0.72	8.19	(1.80)	(4.03)
Less distributions:
Distributions from net investment income	(0.24)	(0.62)	(0.97)	(0.61)	(0.90)	(0.76)
Net asset value at end of period	$33.63	$32.72	$35.86	$36.11	$28.53	$31.23
Total return	3.51%[2]	(6.91%)	1.86%	28.97%	(6.06%)	(11.06%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%[3]	0.39%[4]	0.39%	0.39%	0.39%	0.39%
Net investment income (loss)	3.41%[3]	2.53%	1.90%	1.78%	2.54%	2.38%
Portfolio turnover rate[5]	13%[2]	30%	28%	24%	31%	25%
Net assets, end of period (x 1,000,000)	$3,013	$2,850	$2,686	$2,293	$1,900	$1,843

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
76Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Australia 5.1%
Adbri Ltd.	1,404,857	2,010,781
ALS Ltd.	273,647	2,093,056
Ansell Ltd.	191,897	2,929,329
Appen Ltd. *(a)	176,192	180,866
ARB Corp., Ltd.	36,042	788,980
ASX Ltd.	57,097	2,129,613
Austal Ltd.	834,321	1,053,678
Bank of Queensland Ltd.	700,450	2,613,003
Bapcor Ltd.	350,090	1,507,793
Beach Energy Ltd.	2,399,955	2,416,984
Bega Cheese Ltd.	556,563	1,084,979
Bendigo & Adelaide Bank Ltd.	633,031	3,898,933
Boral Ltd. *	683,263	2,088,672
Breville Group Ltd.	81,117	1,292,897
carsales.com Ltd.	84,410	1,571,162
Challenger Ltd.	448,120	1,976,432
Champion Iron Ltd.	303,352	1,196,477
Charter Hall Group	153,665	1,078,809
Charter Hall Retail REIT	259,680	586,954
Cleanaway Waste Management Ltd.	1,286,588	2,183,138
Cochlear Ltd.	16,322	2,869,905
Collins Foods Ltd.	127,441	818,769
Coronado Global Resources, Inc.	1,052,140	1,076,641
Costa Group Holdings Ltd.	561,494	1,036,407
Credit Corp. Group Ltd.	47,180	654,207
Cromwell Property Group	1,434,949	450,732
CSR Ltd.	905,523	3,460,125
Dexus	623,671	3,130,384
Domino's Pizza Enterprises Ltd.	28,171	986,139
Eagers Automotive Ltd.	271,340	2,811,733
Elders Ltd.	216,696	903,810
Event Hospitality & Entertainment Ltd.	102,203	809,525
Evolution Mining Ltd.	2,053,295	4,933,619
FleetPartners Group Ltd. *	809,256	1,540,897
Flight Centre Travel Group Ltd. *(a)	126,567	1,731,230
G.U.D. Holdings Ltd.	111,529	876,893
G8 Education Ltd.	1,477,542	1,081,331
GrainCorp Ltd., Class A	469,460	2,219,534
Harvey Norman Holdings Ltd. (a)	979,625	2,563,194
Healius Ltd.	695,699	1,261,594
Helia Group Ltd.	657,554	1,652,355
IGO Ltd.	142,860	1,287,924
Iluka Resources Ltd.	180,407	996,650
Inghams Group Ltd.	323,930	730,080
Insignia Financial Ltd.	774,479	1,304,137
InvoCare Ltd.	87,101	707,958
IRESS Ltd.	158,035	655,049
Link Administration Holdings Ltd.	586,733	509,197
Lynas Rare Earths Ltd. *	55,238	257,221
Magellan Financial Group Ltd.	236,627	1,371,601
McMillan Shakespeare Ltd.	92,008	1,061,280
Monadelphous Group Ltd.	159,937	1,519,565
National Storage REIT	172,489	259,173
SECURITY	NUMBER OF SHARES	VALUE ($)
nib Holdings Ltd.	420,258	2,264,538
Nine Entertainment Co. Holdings Ltd.	1,291,551	1,723,134
Northern Star Resources Ltd.	425,429	3,281,551
NRW Holdings Ltd. (b)	1,067,104	1,879,819
Nufarm Ltd.	546,785	1,837,910
oOh!media Ltd.	786,792	743,966
Orora Ltd. (b)	1,697,377	3,869,558
Perenti Ltd. *	2,497,639	1,714,651
Perpetual Ltd.	122,264	1,668,413
Perseus Mining Ltd.	573,545	700,195
Platinum Asset Management Ltd.	905,419	838,544
Premier Investments Ltd.	65,448	1,088,932
Qantas Airways Ltd. *	967,049	3,701,488
Qube Holdings Ltd.	1,097,727	2,182,594
Ramelius Resources Ltd.	1,142,175	1,017,128
REA Group Ltd.	10,059	1,075,448
Reece Ltd.	136,598	1,804,741
Region RE Ltd.	551,581	771,620
Regis Resources Ltd. *	1,376,163	1,443,860
Reliance Worldwide Corp., Ltd.	648,207	1,754,811
Sandfire Resources Ltd. *	453,812	1,966,267
SEEK Ltd.	151,657	2,269,879
Service Stream Ltd.	1,520,610	886,341
Seven Group Holdings Ltd.	103,960	1,882,538
Sigma Healthcare Ltd.	1,819,974	942,965
Silver Lake Resources Ltd. *	841,644	536,914
Southern Cross Media Group Ltd.	1,184,095	594,331
St. Barbara Ltd. *	3,275,817	424,317
Steadfast Group Ltd.	268,229	979,772
Super Retail Group Ltd.	263,544	2,215,482
Tabcorp Holdings Ltd.	2,278,407	1,615,793
The GPT Group	984,876	2,678,991
The Lottery Corp., Ltd.	773,959	2,526,323
The Star Entertainment Grp Ltd. *	2,617,138	1,694,989
TPG Telecom Ltd.	198,787	724,831
United Malt Grp Ltd. *	443,040	1,414,589
Vicinity Ltd.	3,036,623	3,677,670
Viva Energy Group Ltd.	2,108,832	4,261,249
Washington H Soul Pattinson & Co., Ltd.	89,677	1,917,198
Waypoint REIT Ltd.	353,825	572,887
Westgold Resources Ltd. *	356,474	374,010
Whitehaven Coal Ltd.	672,301	2,651,682
Yancoal Australia Ltd. (a)	125,442	429,773
		154,813,087

Austria 0.6%
ANDRITZ AG	72,208	3,846,445
AT&S Austria Technologie & Systemtechnik AG	31,021	1,107,698
CA Immobilien Anlagen AG	21,814	724,480
EVN AG	49,582	1,229,646
Lenzing AG *(a)	29,325	1,394,061
Mayr Melnhof Karton AG (a)	12,635	1,793,712
Oesterreichische Post AG (a)	50,802	1,753,386
Strabag SE	52,192	2,229,043
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report77

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
UNIQA Insurance Group AG	157,490	1,270,023
Verbund AG	20,548	1,686,014
Vienna Insurance Group AG Wiener Versicherung Gruppe	61,223	1,644,597
		18,679,105

Belgium 1.0%
Ackermans & van Haaren N.V.	23,199	3,655,995
Aedifica S.A.	8,227	551,823
Barco N.V.	56,453	1,213,171
Bekaert S.A.	83,742	3,977,318
bpost S.A.	489,401	2,306,345
Cofinimmo S.A.	17,320	1,351,595
D'ieteren Group	14,773	2,417,908
Elia Group S.A./N.V.	17,986	2,078,997
Euronav N.V.	131,372	2,294,898
Fagron	44,674	797,610
Gimv N.V.	7,467	343,623
KBC Ancora	21,973	975,876
Lotus Bakeries N.V.	48	378,744
Melexis N.V.	11,879	1,124,258
Ontex Group N.V. *	375,355	3,039,140
Recticel S.A.	56,840	625,549
Sofina S.A.	10,857	2,446,284
Warehouses De Pauw CVA	32,634	935,070
		30,514,204

Canada 7.7%
ADENTRA, Inc.	33,179	826,195
Advantage Energy Ltd. *	57,799	411,401
Aecon Group, Inc.	226,465	1,914,897
Ag Growth International, Inc.	18,959	827,192
Air Canada *	202,137	3,409,414
Alamos Gold, Inc., Class A	194,214	2,494,874
Algoma Steel Group, Inc.	179,642	1,372,925
Allied Properties Real Estate Investment Trust	94,548	1,451,467
Altus Group Ltd.	18,994	730,587
Aritzia, Inc. *	21,516	394,395
Artis Real Estate Investment Trust	177,614	918,953
ATS Corp. *	25,829	1,157,289
AutoCanada, Inc. *	64,757	1,287,051
Badger Infrastructure Solutions Ltd.	39,127	1,026,363
Baytex Energy Corp. *	234,722	954,190
Birchcliff Energy Ltd.	192,966	1,190,928
BlackBerry Ltd. *	161,981	902,721
Boardwalk Real Estate Investment Trust	23,037	1,164,152
Bombardier, Inc., Class B *	73,544	2,996,227
Boralex, Inc., Class A	31,674	767,415
Boyd Group Services, Inc.	10,473	1,886,371
Brookfield Business Corp., Class A (a)	31,743	560,039
Brookfield Infrastructure Corp., Class A	41,221	1,600,153
Brookfield Reinsurance Ltd. *	15,173	524,850
Brookfield Renewable Corp., Class A	39,965	1,114,217
BRP, Inc.	24,222	1,849,927
CAE, Inc. *	161,818	3,897,889
Cameco Corp.	113,472	4,193,503
Canaccord Genuity Group, Inc.	150,742	948,161
Canada Goose Holdings, Inc. *(a)	16,272	255,936
Canadian Apartment Properties REIT	81,441	2,917,658
Canadian Western Bank	100,831	1,959,309
Canfor Corp. *	161,090	2,474,186
Capital Power Corp.	99,038	2,977,106
Cascades, Inc.	455,528	4,279,361
Celestica, Inc. *	329,969	7,682,489
SECURITY	NUMBER OF SHARES	VALUE ($)
Centerra Gold, Inc.	551,451	3,305,567
CES Energy Solutions Corp.	277,204	753,990
Chartwell Retirement Residences	223,687	1,697,968
Chemtrade Logistics Income Fund	234,929	1,477,694
Choice Properties Real Estate Investment Trust	128,014	1,240,448
Chorus Aviation, Inc. *(a)	500,929	995,971
Cineplex, Inc. *	133,908	845,245
Cogeco Communications, Inc.	18,441	909,135
Cogeco, Inc.	32,727	1,209,468
Colliers International Group, Inc.	12,795	1,476,350
Crombie Real Estate Investment Trust	90,026	887,651
Definity Financial Corp.	13,973	383,988
Doman Building Materials Group Ltd.	199,890	1,147,969
Dorel Industries, Inc., Class B *	135,083	591,072
Dream Industrial Real Estate Investment Trust	67,666	689,689
Dream Office Real Estate Investment Trust	77,774	745,577
Dundee Precious Metals, Inc.	156,023	1,005,596
ECN Capital Corp.	248,562	486,854
Eldorado Gold Corp. *	167,979	1,602,874
Element Fleet Management Corp.	196,386	3,014,847
Enerflex Ltd.	353,568	2,179,502
Enerplus Corp.	121,981	2,083,581
Enghouse Systems Ltd.	26,538	601,197
Ensign Energy Services, Inc. *	276,784	630,101
EQB, Inc.	13,869	797,420
Equinox Gold Corp. *	96,081	483,618
ERO Copper Corp. *	19,781	408,647
Exchange Income Corp.	32,344	1,156,825
Extendicare, Inc.	120,763	575,721
Fiera Capital Corp., Class A	99,540	442,907
First Capital Real Estate Investment Trust	208,050	2,112,870
FirstService Corp.	11,490	1,735,283
Fortuna Silver Mines, Inc. *	263,450	817,835
Frontera Energy Corp. *	96,857	743,099
GFL Environmental, Inc.	23,495	760,446
Gibson Energy, Inc.	214,788	3,225,908
goeasy Ltd.	7,619	711,020
Granite Real Estate Investment Trust	19,568	1,088,790
H&R Real Estate Investment Trust	361,784	2,764,955
Home Capital Group, Inc.	54,955	1,797,781
Hudbay Minerals, Inc.	427,712	2,124,413
IAMGOLD Corp. *	1,283,873	3,178,960
IGM Financial, Inc.	87,307	2,485,728
Innergex Renewable Energy, Inc.	84,447	804,554
Interfor Corp. *	151,735	2,557,048
International Petroleum Corp. *	54,210	507,662
Kelt Exploration Ltd. *	81,122	420,915
Killam Apartment Real Estate Investment Trust	63,788	853,838
Laurentian Bank of Canada	59,853	1,625,779
Maple Leaf Foods, Inc.	124,685	2,680,873
Martinrea International, Inc.	322,525	3,256,359
MEG Energy Corp. *	220,049	3,931,102
Mullen Group Ltd.	138,750	1,466,518
NFI Group, Inc. (a)	267,428	2,441,137
NorthWest Healthcare Properties Real Estate Investment Trust	145,637	735,209
NuVista Energy Ltd. *	119,457	1,094,842
Obsidian Energy Ltd. *	91,623	647,412
OceanaGold Corp.	1,077,678	2,325,895
Pan American Silver Corp.	284,003	4,689,476
Paramount Resources Ltd., Class A	14,815	342,740
Parex Resources, Inc.	181,897	3,437,752
See financial notes
78Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Pason Systems, Inc.	69,227	711,227
Peyto Exploration & Development Corp.	188,626	1,749,700
PrairieSky Royalty Ltd.	61,503	1,175,101
Precision Drilling Corp. *	29,141	1,919,758
Premium Brands Holdings Corp.	33,456	2,568,764
Primaris Real Estate Investment Trust	28,570	282,332
Primo Water Corp.	161,245	2,457,498
Quebecor, Inc., Class B	155,228	3,544,102
RB Global, Inc.	61,572	3,802,769
Real Matters, Inc. *	73,542	371,257
Richelieu Hardware Ltd.	46,059	1,474,419
Rogers Sugar, Inc.	82,858	352,144
Russel Metals, Inc.	145,337	4,317,302
Secure Energy Services, Inc.	298,273	1,649,050
ShawCor Ltd. *	133,020	1,831,673
Shopify, Inc., Class A *	53,609	3,561,782
Sienna Senior Living, Inc.	94,823	822,811
Sleep Country Canada Holdings, Inc.	46,772	855,271
SmartCentres Real Estate Investment Trust	105,287	1,871,579
SSR Mining, Inc.	125,123	1,853,332
Stantec, Inc.	66,967	4,467,601
Stelco Holdings, Inc.	51,444	1,471,512
Stella-Jones, Inc.	78,092	3,785,841
Superior Plus Corp.	275,298	2,077,529
The Descartes Systems Group, Inc. *	12,295	920,660
The North West Co., Inc.	67,332	1,517,888
TMX Group Ltd.	98,317	2,172,791
Torex Gold Resources, Inc. *	173,621	2,003,196
Toromont Industries Ltd.	47,230	3,869,303
TransAlta Corp.	314,298	3,013,005
TransAlta Renewables, Inc.	66,880	650,040
Transcontinental, Inc., Class A	234,867	2,296,678
Trican Well Service Ltd.	343,175	1,212,444
Tricon Residential, Inc.	93,762	794,200
Vermilion Energy, Inc.	233,342	3,394,191
Wajax Corp.	60,040	1,247,884
Western Forest Products, Inc.	1,542,934	1,071,997
Westshore Terminals Investment Corp.	39,482	848,909
Whitecap Resources, Inc.	136,440	1,114,352
Winpak Ltd.	30,878	911,768
		232,527,122

China 0.1%
Want Want China Holdings Ltd.	5,673,955	3,755,262

Denmark 1.6%
Alm Brand A/S	558,871	926,168
Chr. Hansen Holding A/S	43,465	2,844,519
D/S Norden A/S	34,658	1,669,572
Demant A/S *	57,884	2,374,551
Dfds A/S	49,018	1,644,653
FLSmidth & Co. A/S (a)	90,593	4,147,757
Genmab A/S *	6,772	2,603,496
GN Store Nord A/S *	109,931	2,263,631
H. Lundbeck A/S	395,494	2,013,481
Jyske Bank A/S *	47,672	3,402,391
Matas A/S	67,572	1,046,995
NKT A/S *	26,378	1,432,804
Per Aarsleff Holding A/S	49,108	2,377,826
Ringkjoebing Landbobank A/S	7,110	1,055,067
Rockwool A/S, Class B	8,630	2,209,985
Royal Unibrew A/S	35,230	3,094,640
Scandinavian Tobacco Group A/S, A Shares	99,397	1,512,605
SECURITY	NUMBER OF SHARES	VALUE ($)
Schouw & Co. A/S	25,623	1,884,332
SimCorp A/S	21,673	2,308,710
Solar A/S, B Shares	12,829	870,592
Spar Nord Bank A/S	54,330	822,037
Sydbank A/S	58,556	2,759,409
Topdanmark A/S	28,905	1,370,546
Tryg A/S	138,102	2,639,583
		49,275,350

Finland 1.0%
Cargotec Oyj, B Shares	70,090	3,300,010
Caverion Oyj	33,305	314,484
Finnair Oyj *(a)	1,682,820	942,447
Kamux Corp. (a)	112,199	744,655
Kemira Oyj	163,209	2,589,770
Kojamo Oyj	105,700	1,055,437
Konecranes Oyj	118,703	4,111,101
Metsa Board Oyj, B Shares	222,389	1,780,103
Metso Oyj	223,473	2,577,055
Orion Oyj, B Shares	69,736	2,860,248
Terveystalo Oyj	105,811	893,470
TietoEVRY Oyj	101,499	2,487,456
Tokmanni Group Corp.	78,912	1,171,653
Uponor Oyj	77,230	2,444,237
YIT Oyj	645,712	1,576,853
		28,848,979

France 3.6%
Aeroports de Paris	18,328	2,418,902
Air France-KLM *	249,409	3,797,857
Altarea S.C.A.	5,139	505,889
Alten S.A.	21,548	3,070,728
Beneteau S.A.	59,957	913,643
BioMerieux	22,078	2,290,801
Carmila S.A.	48,657	760,462
CGG S.A. *	3,459,936	2,732,313
Cie Plastic Omnium SE	182,583	3,214,259
Clariane SE	288,723	1,958,534
Coface S.A.	121,914	1,636,790
Covivio S.A.	48,735	2,383,427
Dassault Aviation S.A.	12,352	2,434,573
Derichebourg S.A.	260,476	1,427,673
Elior Group S.A. *	972,001	2,185,879
Eramet S.A.	12,214	939,220
Esso S.A. Francaise (a)	7,034	411,492
Euronext N.V.	29,989	2,169,361
Fnac Darty S.A.	90,701	2,829,232
Gaztransport Et Technigaz S.A.	11,594	1,438,299
Gecina S.A.	30,387	3,260,125
Getlink SE	147,194	2,469,044
ICADE	60,224	2,277,285
Imerys S.A.	89,092	3,042,056
Ipsen S.A.	20,313	2,641,196
IPSOS	48,489	2,432,444
JCDecaux SE *	120,262	2,237,221
La Francaise des Jeux SAEM	43,621	1,581,291
Maisons du Monde S.A.	154,932	1,449,500
Mercialys S.A.	156,771	1,459,899
Metropole Television S.A.	166,060	2,278,147
Nexans S.A.	33,572	2,771,061
Nexity S.A.	143,410	2,383,002
Orpea S.A. *(a)	895,693	1,673,054
Quadient S.A.	119,682	2,470,638
Remy Cointreau S.A. *	8,159	1,265,875
Rothschild & Co.	34,484	1,446,561
Sartorius Stedim Biotech	3,085	877,590
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report79

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SMCP S.A. *	114,029	743,806
Societe BIC S.A.	46,747	2,993,474
SOITEC *	4,861	891,361
Sopra Steria Group S.A.	19,195	4,233,324
SPIE S.A.	145,475	4,367,272
Television Francaise 1	324,826	2,638,835
Trigano S.A.	12,327	1,739,284
UbiSoft Entertainment S.A. *	137,713	4,179,091
Vallourec S.A. *	46,556	624,293
Verallia S.A.	73,535	3,521,270
Vicat S.A.	63,983	2,163,179
Virbac S.A.	2,762	827,375
Worldline S.A. *	78,974	2,578,289
		109,036,176

Germany 3.9%
1&1 AG	151,368	2,254,021
ADLER Group S.A. *(a)	1,109,433	615,909
AIXTRON SE	12,077	460,083
Aroundtown S.A. *	1,205,586	2,181,240
Auto1 Group SE *	64,903	545,506
BayWa AG	21,221	749,698
Bechtle AG	85,804	4,185,143
Befesa S.A.	28,480	1,050,966
Bilfinger SE	71,207	2,473,104
CANCOM SE	56,415	1,640,964
Carl Zeiss Meditec AG, Bearer Shares	10,674	1,062,578
CECONOMY AG *	1,166,441	3,051,051
CompuGroup Medical SE & Co. KgaA	15,869	745,085
CTS Eventim AG & Co., KGaA	17,254	1,076,781
Delivery Hero SE *	13,317	487,448
Deutsche Pfandbriefbank AG (a)	223,110	1,762,869
Deutsche Wohnen SE	36,309	833,873
Deutz AG	422,862	1,988,185
DIC Asset AG (a)	71,043	335,028
Duerr AG	82,393	2,462,771
DWS Group GmbH & Co. KGaA	50,483	1,742,376
ElringKlinger AG	121,966	804,183
Encavis AG *	36,251	557,322
Evotec SE *	34,753	816,243
Fielmann Group AG	26,532	1,247,464
Fraport AG Frankfurt Airport Services Worldwide *	45,838	2,490,498
Gerresheimer AG	35,012	4,556,232
Grand City Properties S.A. *	146,848	1,314,100
GRENKE AG (a)	35,544	906,575
Hamburger Hafen und Logistik AG	64,743	712,526
Heidelberger Druckmaschinen AG *	388,573	546,994
Hella GmbH & Co. KGaA	25,415	1,815,038
HelloFresh SE *	85,523	2,767,963
Hensoldt AG	8,765	285,012
HOCHTIEF AG	51,616	5,526,512
Hornbach Holding AG & Co. KGaA	35,297	2,781,276
Hugo Boss AG	56,944	4,295,389
Jenoptik AG	45,457	1,335,052
JOST Werke SE	18,782	970,328
Kontron AG (a)	48,973	1,068,372
Krones AG	18,473	2,002,962
LEG Immobilien SE *	49,348	3,567,085
Nemetschek SE	10,346	715,738
Nordex SE *	100,004	1,198,817
Norma Group SE	90,027	1,658,152
QIAGEN N.V. *	62,860	2,878,416
Rational AG	1,521	1,161,350
RTL Group S.A. *	88,454	3,273,720
SAF-Holland SE	117,629	1,468,189
Sartorius AG	157	51,205
SECURITY	NUMBER OF SHARES	VALUE ($)
Scout24 SE	35,101	2,423,722
Siltronic AG	32,412	2,594,404
Sixt SE	16,256	1,737,879
Software AG *	63,753	2,200,379
Stabilus SE	27,467	1,544,225
Stroeer SE & Co. KGaA	29,221	1,330,127
Suedzucker AG	141,690	2,288,294
Synlab AG	105,478	1,080,696
TAG Immobilien AG *	275,474	3,133,369
Takkt AG	85,501	1,247,212
Talanx AG	78,158	5,263,625
TeamViewer SE *	18,203	338,332
Vitesco Technologies Group AG, Class A *	58,826	4,654,431
Wacker Chemie AG	15,235	2,250,455
Wacker Neuson SE	54,954	1,216,744
		117,781,286

Hong Kong 2.7%
AAC Technologies Holdings, Inc.	1,889,011	3,661,551
ASMPT Ltd.	429,549	4,302,748
BOC Aviation Ltd.	199,670	1,498,464
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	0
Budweiser Brewing Co. APAC Ltd.	760,568	1,648,823
Cathay Pacific Airways Ltd. *	1,561,093	1,664,263
Chow Tai Fook Jewellery Group Ltd.	1,255,528	1,905,287
CITIC Telecom International Holdings Ltd.	3,007,797	1,169,864
CK Infrastructure Holdings Ltd.	191,094	967,441
Cowell e Holdings, Inc. *(a)	548,058	1,080,496
DFI Retail Group Holdings Ltd.	714,975	1,765,988
Esprit Holdings Ltd. *	5,610,671	300,505
Fortune Real Estate Investment Trust	1,147,499	712,637
Hang Lung Properties Ltd.	1,657,156	2,214,683
HKBN Ltd.	1,454,639	701,187
Huabao International Holdings Ltd. (a)	1,459,959	526,883
Hysan Development Co., Ltd.	522,321	1,088,370
IGG, Inc. *	4,619,671	2,167,933
Jinchuan Group International Resources Co., Ltd.	16,963,884	854,495
JS Global Lifestyle Co., Ltd. *	1,095,547	156,472
Kerry Logistics Network Ltd.	812,978	764,070
Kerry Properties Ltd.	1,747,570	3,231,392
L'Occitane International S.A.	355,806	1,261,377
Luk Fook Holdings International Ltd.	753,506	1,869,892
Man Wah Holdings Ltd.	1,716,919	1,247,992
Melco International Development Ltd. *	2,924,078	2,640,032
MMG Ltd. *	7,000,206	2,329,906
Nexteer Automotive Group Ltd.	2,917,059	1,878,554
NWS Holdings Ltd.	3,007,619	3,425,006
Pacific Basin Shipping Ltd.	7,488,286	2,033,991
PC Partner Group Ltd.	609,127	256,335
Power Assets Holdings Ltd.	109,980	542,063
Powerlong Real Estate Holdings Ltd. *(a)	18,324,407	1,962,891
Prada S.p.A.	236,903	1,548,287
Samsonite International S.A. *	800,225	2,678,727
Singamas Container Holdings Ltd.	14,373,729	1,301,412
SITC International Holdings Co., Ltd.	1,131,225	2,109,033
SJM Holdings Ltd. *	3,560,432	1,434,752
Swire Properties Ltd.	800,500	1,674,142
Texhong Textile Group Ltd.	1,431,931	765,109
The Bank of East Asia Ltd.	2,396,857	3,417,204
The United Laboratories International Holdings Ltd.	417,823	373,506
The Wharf Holdings Ltd.	1,716,979	3,639,008
See financial notes
80Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Truly International Holdings Ltd.	8,441,170	936,502
United Energy Group Ltd.	7,680,956	1,018,675
Value Partners Group Ltd.	2,514,818	856,258
Vitasoy International Holdings Ltd.	699,489	900,926
VSTECS Holdings Ltd.	3,064,459	1,594,414
VTech Holdings Ltd.	419,099	2,559,995
Wynn Macau Ltd. *	2,093,080	2,041,899
		80,681,440

Ireland 0.4%
AIB Group plc	911,107	4,155,231
Cairn Homes plc	682,395	851,733
Dalata Hotel Group plc *	193,410	903,695
Glanbia plc	268,497	4,470,278
Irish Continental Group plc	153,578	741,752
Origin Enterprises plc	149,658	532,774
Uniphar plc	126,262	382,337
		12,037,800

Israel 1.2%
Alony Hetz Properties & Investments Ltd.	59,925	456,738
Ashtrom Group Ltd.	18,429	253,270
Azrieli Group Ltd.	11,684	628,142
Bezeq The Israeli Telecommunication Corp., Ltd.	2,066,686	2,801,069
Cellcom Israel Ltd. *	162,578	539,316
Clal Insurance Enterprises Holdings Ltd. *	55,026	816,198
Delek Automotive Systems Ltd.	75,421	472,585
Delek Group Ltd.	12,794	1,840,421
Elbit Systems Ltd.	12,126	2,388,933
Elco Ltd.	7,574	244,869
FIBI Holdings Ltd.	25,763	1,122,549
Formula Systems 1985 Ltd.	8,917	662,031
G City Ltd.	242,368	775,288
Harel Insurance Investments & Financial Services Ltd.	137,052	999,845
Isracard Ltd.	251,575	1,021,322
Israel Corp., Ltd.	7,806	2,174,328
Mivne Real Estate KD Ltd.	225,309	540,687
Mizrahi Tefahot Bank Ltd.	71,993	2,373,042
Neto Malinda Trading Ltd. *	13,582	189,840
Nice Ltd. *	15,103	2,990,142
Oil Refineries Ltd.	6,566,118	2,141,858
Partner Communications Co., Ltd. *	119,976	502,545
Paz Ashdod Refinery Ltd. *	21,379	583,683
Paz Oil Co., Ltd. *	21,471	1,780,064
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,922	285,085
Shikun & Binui Ltd. *	247,818	621,258
Shufersal Ltd. *	361,106	1,683,697
Strauss Group Ltd. *	34,412	748,162
The First International Bank of Israel Ltd.	32,650	1,322,917
The Phoenix Holdings Ltd.	115,278	1,156,635
Tower Semiconductor Ltd. *	69,584	2,035,327
		36,151,846

Italy 2.9%
ACEA S.p.A.	74,309	892,809
Amplifon S.p.A.	43,352	1,413,444
Anima Holding S.p.A.	513,238	2,116,762
Azimut Holding S.p.A.	129,762	3,011,098
SECURITY	NUMBER OF SHARES	VALUE ($)
Banca Generali S.p.A.	49,075	1,795,514
Banca IFIS S.p.A.	56,490	994,471
Banca Mediolanum S.p.A.	228,372	2,091,968
Banca Monte dei Paschi di Siena S.p.A. *	1,204,152	3,348,345
Banca Popolare di Sondrio S.p.A.	524,687	2,497,691
BFF Bank S.p.A.	147,757	1,589,247
BPER Banca	1,780,801	5,388,624
Brembo S.p.A.	175,081	2,439,910
Buzzi S.p.A	155,191	4,652,216
Cementir Holding N.V.	97,524	853,132
Credito Emiliano S.p.A.	90,396	757,419
Danieli & C Officine Meccaniche S.p.A.	13,328	320,412
Davide Campari-Milano N.V.	155,512	2,037,234
De'Longhi S.p.A.	91,753	2,431,844
DiaSorin S.p.A.	9,485	1,004,336
doValue S.p.A.	53,333	261,640
Enav S.p.A.	285,685	1,154,694
ERG S.p.A.	48,311	1,326,589
Esprinet S.p.A.	183,540	1,158,378
Fincantieri S.p.A. *(a)	1,143,540	635,464
FinecoBank Banca Fineco S.p.A.	205,389	2,822,153
Infrastrutture Wireless Italiane S.p.A.	87,030	1,078,238
Interpump Group S.p.A.	47,338	2,401,935
Iren S.p.A.	1,806,153	3,744,188
Italgas S.p.A.	655,542	3,735,335
Maire Tecnimont S.p.A.	270,312	1,083,170
MARR S.p.A.	65,470	964,966
MFE-MediaForEurope N.V., Class A	5,733,197	2,905,919
MFE-MediaForEurope N.V., Class B	1,664,709	1,194,289
Moncler S.p.A.	67,529	4,591,047
Nexi S.p.A. *	111,692	803,963
OVS S.p.A.	557,709	1,399,475
Piaggio & C S.p.A.	255,787	978,882
Recordati Industria Chimica e Farmaceutica S.p.A.	56,506	2,844,428
Reply S.p.A.	9,387	962,273
Saipem SpA *	407,989	660,231
Salvatore Ferragamo S.p.A.	59,908	954,510
Saras S.p.A.	2,483,039	3,542,532
Technogym S.p.A.	98,733	846,027
Unieuro S.p.A. (a)	90,893	1,016,102
UnipolSai Assicurazioni S.p.A.	670,170	1,697,679
Webuild S.p.A. (a)	653,210	1,337,101
		85,737,684

Japan 35.7%
ABC-Mart, Inc.	108,330	1,972,241
Acom Co., Ltd.	661,449	1,570,649
Activia Properties, Inc.	419	1,174,242
Adastria Co., Ltd.	84,576	1,692,856
ADEKA Corp.	228,977	4,407,790
Advance Residence Investment Corp.	539	1,297,658
Aeon Delight Co., Ltd.	57,578	1,263,603
AEON Financial Service Co., Ltd.	249,433	2,177,624
Aeon Hokkaido Corp.	102,596	606,055
Aeon Mall Co., Ltd.	218,184	2,616,679
AEON REIT Investment Corp.	1,037	1,049,216
Ai Holdings Corp.	41,351	672,875
Aica Kogyo Co., Ltd.	102,890	2,441,769
Aichi Steel Corp.	99,220	2,497,794
Aida Engineering Ltd.	146,380	1,021,548
Aiful Corp.	318,223	756,295
Ain Holdings, Inc.	56,588	2,022,374
Alconix Corp.	111,229	1,058,160
Alpen Co., Ltd.	63,521	833,799
Amano Corp.	118,007	2,575,185
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report81

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ANA Holdings, Inc. *	227,633	5,144,160
Anritsu Corp.	197,575	1,450,073
AOKI Holdings, Inc.	188,643	1,354,068
Aoyama Trading Co., Ltd.	314,955	3,496,015
Aozora Bank Ltd. (a)	170,637	3,354,488
Arata Corp.	105,088	3,905,114
Arcland Sakamoto Co., Ltd.	72,450	826,095
Arcs Co., Ltd.	223,332	3,965,472
ARE Holdings, Inc.	110,170	1,430,239
Ariake Japan Co., Ltd.	20,995	765,762
As One Corp.	17,195	675,706
Asahi Diamond Industrial Co., Ltd.	108,887	668,647
Asahi Intecc Co., Ltd.	50,568	1,030,568
Asanuma Corp.	42,958	1,053,406
Asics Corp.	145,328	5,301,625
ASKUL Corp.	78,783	1,063,897
Autobacs Seven Co., Ltd.	198,626	2,211,579
Avex, Inc.	88,782	895,229
Azbil Corp.	131,652	4,394,881
BayCurrent Consulting, Inc.	20,122	692,871
Belc Co., Ltd.	27,276	1,272,137
Bell System24 Holdings, Inc.	59,665	623,760
Belluna Co., Ltd.	188,612	941,862
Benesse Holdings, Inc.	175,211	2,231,884
Bic Camera, Inc. (a)	477,670	3,550,084
BIPROGY, Inc.	102,100	2,644,634
BML, Inc.	41,264	820,547
Bunka Shutter Co., Ltd.	152,859	1,144,461
C Uyemura & Co., Ltd.	7,054	461,755
Calbee, Inc.	125,225	2,499,167
Canon Electronics, Inc.	54,472	693,317
Canon Marketing Japan, Inc.	121,133	3,184,229
Capcom Co., Ltd.	49,158	2,074,236
Casio Computer Co., Ltd.	418,348	3,711,210
Cawachi Ltd.	76,575	1,202,393
Central Glass Co., Ltd.	69,292	1,395,978
Chudenko Corp.	75,464	1,238,857
Chugoku Marine Paints Ltd.	113,109	1,108,676
Citizen Watch Co., Ltd.	639,752	3,924,158
CKD Corp.	100,826	1,394,811
CMK Corp.	176,782	751,644
Colowide Co., Ltd.	53,060	919,899
Comforia Residential REIT, Inc.	257	601,082
Cosmos Pharmaceutical Corp.	27,064	3,181,649
Create SD Holdings Co., Ltd.	46,621	1,194,466
Credit Saison Co., Ltd.	285,056	4,461,312
CyberAgent, Inc.	384,523	2,451,058
Daihen Corp.	42,316	1,549,227
Daiho Corp.	32,662	896,278
Daiichikosho Co., Ltd.	127,702	2,470,095
Daiken Corp.	64,597	1,348,868
Daiki Aluminium Industry Co., Ltd.	104,922	1,037,797
Daikokutenbussan Co., Ltd.	18,325	830,752
Daio Paper Corp.	277,787	2,368,874
Daiseki Co., Ltd.	34,820	1,055,949
Daishi Hokuetsu Financial Group, Inc.	56,154	1,409,780
Daito Pharmaceutical Co., Ltd.	38,675	608,078
Daiwa House REIT Investment Corp.	811	1,538,608
Daiwa Office Investment Corp.	150	704,743
Daiwa Securities Living Investments Corp.	821	628,784
DCM Holdings Co., Ltd.	344,354	2,878,585
Dena Co., Ltd.	114,087	1,183,304
Descente Ltd.	31,938	812,792
Dexerials Corp.	40,061	993,923
Disco Corp.	37,757	7,454,923
DMG Mori Co., Ltd.	162,103	2,962,359
Doshisha Co., Ltd.	75,196	1,224,127
SECURITY	NUMBER OF SHARES	VALUE ($)
Doutor Nichires Holdings Co., Ltd.	86,424	1,384,351
DTS Corp.	48,861	1,084,047
Duskin Co., Ltd.	91,840	2,069,136
DyDo Group Holdings, Inc.	27,399	1,093,438
Eagle Industry Co., Ltd.	113,484	1,308,007
Earth Corp.	31,305	1,065,469
Eizo Corp.	40,697	1,406,092
Elecom Co., Ltd.	77,599	932,776
en-japan, Inc.	41,180	721,290
eRex Co., Ltd.	26,648	170,960
Exedy Corp.	186,152	3,373,074
Ezaki Glico Co., Ltd.	132,443	3,495,182
Fancl Corp.	61,432	1,077,070
FCC Co., Ltd.	169,926	2,244,515
Ferrotec Holdings Corp.	27,877	580,192
Food & Life Cos., Ltd.	70,964	1,349,479
Foster Electric Co., Ltd.	171,180	1,059,403
FP Corp.	58,483	1,124,789
Frontier Real Estate Investment Corp.	221	714,225
Fuji Co., Ltd.	92,689	1,163,189
Fuji Corp.	165,548	2,734,780
Fuji Media Holdings, Inc.	172,185	1,799,495
Fuji Oil Co., Ltd.	440,203	922,224
Fuji Oil Holdings, Inc.	130,136	2,091,687
Fuji Seal International, Inc.	141,202	1,695,374
Fuji Soft, Inc.	49,148	1,485,395
Fujicco Co., Ltd.	28,063	374,148
Fujimi, Inc.	37,689	872,425
Fujimori Kogyo Co., Ltd.	54,171	1,397,205
Fujitec Co., Ltd.	89,912	2,300,527
Fujitsu General Ltd.	65,872	1,271,877
Fukuoka Financial Group, Inc.	169,652	4,016,832
Fukuoka REIT Corp.	571	635,774
Fukuyama Transporting Co., Ltd.	87,921	2,189,193
Fuso Chemical Co., Ltd.	22,916	672,912
Fuyo General Lease Co., Ltd.	18,264	1,511,702
Gakken Holdings Co., Ltd.	92,779	539,780
Geo Holdings Corp.	146,869	2,650,169
GLOBERIDE, Inc.	40,976	546,872
Glory Ltd.	156,947	3,318,219
GLP J-REIT	1,372	1,293,922
GMO internet group, Inc.	46,213	748,340
Godo Steel Ltd.	45,300	1,367,541
Goldwin, Inc.	14,770	1,056,630
Gree, Inc.	140,094	596,616
G-Tekt Corp.	69,066	875,748
GungHo Online Entertainment, Inc.	61,244	1,009,410
Gunze Ltd.	55,883	1,759,958
H.I.S. Co., Ltd. *(a)	61,947	839,094
H.U. Group Holdings, Inc.	139,483	2,527,432
H2O Retailing Corp.	487,735	5,879,554
Hakuto Co., Ltd.	21,428	741,815
Hamamatsu Photonics K.K.	54,061	2,505,035
Happinet Corp.	41,289	740,216
Harmonic Drive Systems, Inc.	8,497	223,828
Hazama Ando Corp.	549,610	4,481,142
Heiwa Corp.	81,831	1,249,513
Heiwa Real Estate Co., Ltd.	28,411	763,039
Heiwado Co., Ltd.	153,308	2,527,315
Hikari Tsushin, Inc.	21,175	3,528,561
Hirata Corp.	18,282	980,750
Hirose Electric Co., Ltd.	24,371	2,955,456
Hisamitsu Pharmaceutical Co., Inc.	90,748	3,080,514
Hitachi Zosen Corp.	408,047	2,418,824
Hogy Medical Co., Ltd.	27,460	603,579
Hokuetsu Corp.	393,771	2,447,799
Hokuhoku Financial Group, Inc.	295,077	2,675,424
Hokuriku Electric Power Co. *	938,857	5,469,277
See financial notes
82Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hokuto Corp.	49,251	618,746
Horiba Ltd.	56,888	2,962,701
Hoshizaki Corp.	100,676	3,868,404
Hosiden Corp.	203,689	2,536,581
Hosokawa Micron Corp.	28,178	786,781
House Foods Group, Inc.	148,322	3,204,126
Hulic Co., Ltd.	396,516	3,562,475
Hulic REIT, Inc.	646	720,613
Ibiden Co., Ltd.	98,741	5,963,052
Idec Corp.	29,662	620,399
IDOM, Inc.	142,880	770,415
Iino Kaiun Kaisha Ltd.	141,715	1,017,221
Inaba Denki Sangyo Co., Ltd.	153,454	3,325,531
Inabata & Co., Ltd.	183,930	4,004,932
Industrial & Infrastructure Fund Investment Corp.	728	730,075
Intage Holdings, Inc.	49,721	599,036
Integrated Design & Engineering Holdings Co., Ltd.	18,948	441,862
Internet Initiative Japan, Inc.	76,446	1,330,591
Invincible Investment Corp.	2,145	891,386
Iriso Electronics Co., Ltd.	24,225	720,502
Ishihara Sangyo Kaisha Ltd.	132,609	1,306,187
Ito En Ltd.	70,241	2,078,981
Itochu Enex Co., Ltd.	281,896	2,856,040
Itochu Techno-Solutions Corp.	111,144	3,301,836
Izumi Co., Ltd.	173,400	4,526,016
Jaccs Co., Ltd.	49,506	1,724,047
JAFCO Group Co., Ltd.	82,531	1,058,955
Japan Airlines Co., Ltd.	255,969	5,276,388
Japan Airport Terminal Co., Ltd.	22,043	1,045,788
Japan Aviation Electronics Industry Ltd.	103,717	2,187,115
Japan Excellent, Inc.	931	848,602
Japan Hotel REIT Investment Corp.	1,807	916,005
Japan Lifeline Co., Ltd.	118,690	939,998
Japan Logistics Fund, Inc.	327	685,064
Japan Metropolitan Fund Invest	3,543	2,380,090
Japan Petroleum Exploration Co., Ltd.	66,506	2,183,595
Japan Post Bank Co., Ltd.	424,595	3,407,901
Japan Prime Realty Investment Corp.	465	1,178,590
Japan Real Estate Investment Corp.	649	2,697,015
JEOL Ltd.	25,615	818,146
Joshin Denki Co., Ltd.	164,997	2,522,810
Joyful Honda Co., Ltd.	173,109	2,040,423
Juki Corp.	161,167	690,787
JVCKenwood Corp.	800,585	3,497,421
Kadokawa Corp.	63,628	1,497,772
Kaga Electronics Co., Ltd.	46,409	2,110,297
Kagome Co., Ltd.	87,073	2,032,311
Kakaku.com, Inc.	77,071	918,489
Kaken Pharmaceutical Co., Ltd.	65,541	1,611,682
Kameda Seika Co., Ltd.	12,183	369,042
Kamigumi Co., Ltd.	193,121	4,353,629
Kanamoto Co., Ltd.	128,558	2,182,002
Kandenko Co., Ltd.	492,038	4,511,940
Kansai Paint Co., Ltd.	248,249	4,073,681
Kanto Denka Kogyo Co., Ltd.	107,264	614,474
Katitas Co., Ltd.	32,103	512,687
Kato Sangyo Co., Ltd.	118,281	3,408,241
Keihan Holdings Co., Ltd.	112,660	3,217,641
Keikyu Corp.	299,637	2,765,136
Keio Corp.	116,872	4,045,986
Keisei Electric Railway Co., Ltd.	93,647	3,588,027
Kenedix Office Investment Corp.	501	1,183,803
Kenedix Residential Next Investment Corp.	371	575,925
Kenedix Retail REIT Corp.	343	679,003
SECURITY	NUMBER OF SHARES	VALUE ($)
KFC Holdings Japan Ltd.	29,932	620,906
KH Neochem Co., Ltd.	64,129	1,000,357
Kissei Pharmaceutical Co., Ltd.	39,729	930,562
Kitz Corp.	235,279	1,704,979
Koa Corp.	42,612	538,851
Kobayashi Pharmaceutical Co., Ltd.	40,746	2,015,679
Kobe Bussan Co., Ltd.	26,420	657,664
Koei Tecmo Holdings Co., Ltd.	49,914	775,701
Kohnan Shoji Co., Ltd.	87,174	2,128,678
Kojima Co., Ltd. (a)	135,735	591,105
Kokusai Pulp & Paper Co., Ltd.	152,955	685,006
Kokuyo Co., Ltd.	206,372	3,210,719
Komeri Co., Ltd.	107,369	2,267,814
Konami Group Corp.	70,248	4,080,208
Konoike Transport Co., Ltd.	53,990	757,644
Kose Corp.	24,437	2,029,353
Kumagai Gumi Co., Ltd.	147,756	3,303,539
Kumiai Chemical Industry Co., Ltd.	139,298	1,076,418
Kura Sushi, Inc. (a)	28,817	625,488
Kureha Corp.	35,308	2,076,014
Kusuri no Aoki Holdings Co., Ltd.	22,515	1,409,652
KYB Corp.	61,022	1,993,060
Kyoei Steel Ltd.	113,910	1,518,696
Kyokuto Kaihatsu Kogyo Co., Ltd.	111,007	1,383,156
Kyorin Pharmaceutical Co., Ltd.	93,262	1,136,427
Kyoritsu Maintenance Co., Ltd.	19,628	846,949
Kyowa Kirin Co., Ltd.	172,447	3,163,236
Kyudenko Corp.	122,627	3,775,212
Kyushu Financial Group, Inc.	491,763	2,411,441
LaSalle Logiport REIT	254	259,435
Lasertec Corp.	2,343	364,924
Lawson, Inc.	85,360	4,075,539
Life Corp.	95,484	2,384,067
Lintec Corp.	152,785	2,521,842
M3, Inc.	78,591	1,567,393
Mabuchi Motor Co., Ltd.	90,835	2,782,108
Macnica Holdings, Inc.	143,390	6,727,023
Makino Milling Machine Co., Ltd.	51,353	2,458,567
Mandom Corp.	90,100	889,334
Marubun Corp.	39,142	314,835
Maruha Nichiro Corp.	189,297	3,305,237
Marui Group Co., Ltd.	187,661	3,251,536
Maruichi Steel Tube Ltd.	108,202	2,815,326
MARUKA FURUSATO Corp.	16,069	313,245
Maruwa Co., Ltd.	4,968	925,795
Matsuda Sangyo Co., Ltd.	62,399	963,941
Max Co., Ltd.	65,063	1,224,526
Maxell Holdings Ltd.	117,870	1,278,406
McDonald's Holdings Co., Japan Ltd.	37,500	1,491,397
MCJ Co., Ltd.	171,718	1,403,609
Mebuki Financial Group, Inc.	1,379,063	3,818,390
Megachips Corp.	36,774	1,060,898
Megmilk Snow Brand Co., Ltd.	267,759	4,384,638
Meidensha Corp.	128,635	1,931,491
Meiko Electronics Co., Ltd.	38,608	948,062
Meitec Corp.	80,173	1,405,099
Menicon Co., Ltd.	33,645	470,639
METAWATER Co., Ltd.	45,807	604,740
Mimasu Semiconductor Industry Co., Ltd.	34,822	687,423
MIRAIT ONE Corp.	319,029	4,227,131
Mirarth Holdings, Inc.	281,446	904,741
Mitsubishi HC Capital, Inc.	467,842	3,042,893
Mitsubishi Logisnext Co., Ltd.	208,815	1,962,145
Mitsubishi Logistics Corp.	104,656	2,782,727
Mitsubishi Pencil Co., Ltd.	33,685	446,557
Mitsuboshi Belting Ltd.	13,201	437,056
Mitsui E&S Co., Ltd.	266,661	917,657
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report83

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsui High-Tec, Inc.	10,122	688,311
Mitsui Matsushima Holdings Co., Ltd. (a)	31,569	625,807
Mitsui-Soko Holdings Co., Ltd.	61,224	1,747,335
Miura Co., Ltd.	78,436	1,812,942
Mixi, Inc.	111,100	1,855,164
Mizuho Leasing Co., Ltd.	39,118	1,292,424
Mizuno Corp.	69,413	2,217,058
Mochida Pharmaceutical Co., Ltd.	49,519	1,147,966
Modec, Inc. *	46,839	532,462
Monex Group, Inc.	170,757	613,428
MonotaRO Co., Ltd.	58,455	691,414
Mori Hills Reit Investment Corp.	599	603,588
Morinaga & Co., Ltd.	79,186	2,878,947
MOS Food Services, Inc.	33,567	786,231
Musashi Seimitsu Industry Co., Ltd.	127,784	1,522,858
Nabtesco Corp.	162,261	3,075,029
Nachi-Fujikoshi Corp.	65,922	1,818,023
Nakanishi, Inc.	18,537	467,293
Nankai Electric Railway Co., Ltd.	136,979	2,879,113
NEC Networks & System Integration Corp.	113,592	1,516,016
NET One Systems Co., Ltd.	86,743	1,701,077
Nexon Co., Ltd.	164,547	3,342,140
Nextage Co., Ltd.	15,776	355,430
Nichias Corp.	144,142	3,019,769
Nichicon Corp.	105,353	1,018,903
Nichiha Corp.	74,975	1,609,348
Nifco, Inc.	130,032	3,840,626
Nihon Chouzai Co., Ltd.	74,391	700,042
Nihon Kohden Corp.	108,827	2,898,864
Nihon M&A Center Holdings, Inc.	88,675	493,427
Nihon Parkerizing Co., Ltd.	208,734	1,667,463
Nikkiso Co., Ltd.	167,963	1,162,941
Nikkon Holdings Co., Ltd.	140,317	3,202,757
Nippn Corp.	181,904	2,586,402
Nippon Accommodations Fund, Inc.	205	925,130
Nippon Building Fund, Inc.	711	3,003,503
Nippon Carbon Co., Ltd.	21,842	665,379
Nippon Chemi-Con Corp. *	69,425	670,001
Nippon Coke & Engineering Co., Ltd. *	884,889	686,832
Nippon Denko Co., Ltd.	257,912	492,493
Nippon Densetsu Kogyo Co., Ltd.	119,611	1,754,092
Nippon Gas Co., Ltd.	121,272	1,894,654
Nippon Kanzai Holdings Co., Ltd.	32,154	588,815
Nippon Kayaku Co., Ltd.	368,269	3,302,368
Nippon Paint Holdings Co., Ltd.	403,038	3,117,222
Nippon Prologis REIT, Inc.	642	1,291,629
NIPPON REIT Investment Corp.	268	640,615
Nippon Sanso Holdings Corp.	163,396	3,947,273
Nippon Sheet Glass Co., Ltd. *	562,595	2,960,111
Nippon Shinyaku Co., Ltd.	38,902	1,709,887
Nippon Shokubai Co., Ltd.	101,076	3,851,142
Nippon Soda Co., Ltd.	58,385	2,161,590
Nippon Thompson Co., Ltd.	158,291	612,136
Nippon Yakin Kogyo Co., Ltd.	37,454	1,156,408
Nipro Corp.	352,943	2,928,565
Nishimatsu Construction Co., Ltd.	66,959	1,698,524
Nishimatsuya Chain Co., Ltd.	95,743	1,105,498
Nishi-Nippon Financial Holdings, Inc.	252,354	2,617,402
Nishi-Nippon Railroad Co., Ltd.	137,797	2,576,388
Nishio Holdings Co., Ltd.	59,381	1,450,008
Nissha Co., Ltd.	103,411	1,254,414
Nisshinbo Holdings, Inc.	463,139	3,445,269
Nitta Corp.	37,875	861,121
Nittetsu Mining Co., Ltd.	50,039	1,756,357
Nitto Boseki Co., Ltd.	58,981	1,622,550
Nitto Kogyo Corp.	66,124	1,766,819
SECURITY	NUMBER OF SHARES	VALUE ($)
Noevir Holdings Co., Ltd.	15,481	605,055
NOF Corp.	72,156	3,257,267
Nohmi Bosai Ltd.	53,574	652,080
Nojima Corp.	294,332	2,585,779
Nomura Co., Ltd.	140,565	825,518
Nomura Real Estate Master Fund, Inc.	2,549	2,995,734
Noritake Co., Ltd.	48,041	1,989,815
Noritz Corp.	126,370	1,388,824
North Pacific Bank Ltd.	457,988	965,775
NS Solutions Corp.	50,412	1,367,774
NS United Kaiun Kaisha Ltd.	27,452	767,453
NSD Co., Ltd.	59,104	1,038,486
NTN Corp.	1,642,565	3,270,801
NTT UD REIT Investment Corp.	779	741,624
Obic Co., Ltd.	13,856	2,410,774
Odakyu Electric Railway Co., Ltd.	328,791	4,891,722
Oiles Corp.	30,624	434,796
Okamura Corp.	209,212	3,124,133
Okasan Securities Group, Inc.	282,658	1,118,323
Oki Electric Industry Co., Ltd.	518,717	3,217,374
Okinawa Cellular Telephone Co.	17,512	378,904
OKUMA Corp.	65,109	3,056,771
Okumura Corp.	105,047	3,286,665
Onoken Co., Ltd.	131,567	1,519,141
Onward Holdings Co., Ltd.	444,861	1,592,009
Open House Group Co., Ltd.	74,102	2,507,308
Oracle Corp. Japan	27,220	1,901,483
Organo Corp.	30,941	860,741
Orient Corp.	142,731	1,083,338
Orix JREIT, Inc.	1,397	1,737,794
Osaka Soda Co., Ltd.	42,113	2,021,979
OSG Corp.	133,130	1,681,671
Outsourcing, Inc.	179,807	1,411,062
Oyo Corp.	42,030	786,411
Pacific Industrial Co., Ltd.	183,009	1,795,081
Paramount Bed Holdings Co., Ltd.	58,569	950,637
Park24 Co., Ltd. *	127,667	1,802,956
Pasona Group, Inc.	56,209	631,258
PHC Holdings Corp.	27,777	272,266
Pigeon Corp.	138,978	1,612,349
Pilot Corp.	51,760	1,668,508
Piolax, Inc.	26,227	420,828
Pola Orbis Holdings, Inc.	133,590	1,725,562
Press Kogyo Co., Ltd.	546,822	2,516,542
Prima Meat Packers Ltd.	148,159	2,576,767
Qol Holdings Co., Ltd.	91,308	1,206,067
Raito Kogyo Co., Ltd.	88,036	1,230,575
Rakuten Group, Inc.	733,121	2,861,783
Relo Group, Inc.	75,012	879,524
Resorttrust, Inc.	71,460	1,146,619
Retail Partners Co., Ltd.	182,853	2,024,652
Rinnai Corp.	162,337	3,146,161
Rohto Pharmaceutical Co., Ltd.	143,794	3,750,289
Round One Corp.	190,875	778,787
Ryobi Ltd.	197,280	3,845,730
Ryosan Co., Ltd.	44,150	1,285,819
Ryoyo Electro Corp.	45,561	1,078,117
S Foods, Inc.	84,331	1,943,404
Saibu Gas Holdings Co., Ltd.	36,653	512,842
Saizeriya Co., Ltd.	45,114	1,419,254
Sakai Chemical Industry Co., Ltd.	69,442	937,277
Sakai Moving Service Co., Ltd.	18,162	677,403
Sakata Seed Corp.	26,274	759,787
SAMTY Co., Ltd.	38,107	606,739
San-A Co., Ltd.	49,352	1,666,141
Sangetsu Corp.	120,885	2,507,626
Sanken Electric Co., Ltd.	23,612	1,808,385
Sanki Engineering Co., Ltd.	167,078	1,848,835
See financial notes
84Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sankyo Co., Ltd.	40,444	1,762,662
Sanoh Industrial Co., Ltd.	129,355	815,660
Sanyo Chemical Industries Ltd.	36,936	1,050,349
Sanyo Denki Co., Ltd.	17,978	879,235
Sanyo Special Steel Co., Ltd.	60,601	1,159,696
Sapporo Holdings Ltd.	110,449	3,386,642
Sato Holdings Corp.	65,772	954,154
SBI Shinsei Bank Ltd.	56,322	1,093,286
SBS Holdings, Inc.	27,079	569,164
SCREEN Holdings Co., Ltd.	45,975	4,689,554
Scroll Corp.	48,561	335,559
SCSK Corp.	150,620	2,613,361
Sega Sammy Holdings, Inc.	237,995	4,754,669
Seibu Holdings, Inc.	312,609	3,307,856
Seiko Holdings Corp.	65,988	1,219,272
Seiren Co., Ltd.	66,962	1,106,183
Sekisui House REIT, Inc.	1,666	962,397
Sekisui Jushi Corp.	60,124	1,039,889
Senko Group Holdings Co., Ltd.	384,093	2,691,039
Senshu Ikeda Holdings, Inc.	430,420	783,469
Seria Co., Ltd.	51,800	817,642
Seven Bank Ltd.	940,535	2,001,427
Shibaura Machine Co., Ltd.	47,491	1,376,598
Shindengen Electric Manufacturing Co., Ltd.	29,302	624,946
Shin-Etsu Polymer Co., Ltd.	64,312	606,521
Shinko Electric Industries Co., Ltd.	48,762	2,001,592
Shinmaywa Industries Ltd.	211,383	2,050,162
Ship Healthcare Holdings, Inc.	148,418	2,524,691
Shizuoka Gas Co., Ltd.	190,796	1,342,000
SHO-BOND Holdings Co., Ltd.	26,590	1,071,746
Shoei Foods Corp.	28,239	881,590
Siix Corp.	130,079	1,409,037
Sinfonia Technology Co., Ltd.	70,094	759,751
SKY Perfect JSAT Holdings, Inc.	345,580	1,573,785
Skylark Holdings Co., Ltd. *	281,063	3,933,550
Sodick Co., Ltd.	133,001	628,531
Sotetsu Holdings, Inc.	117,273	2,293,342
Square Enix Holdings Co., Ltd.	76,123	2,891,508
Star Micronics Co., Ltd.	67,266	869,558
Starts Corp., Inc.	67,155	1,411,507
Sugi Holdings Co., Ltd.	81,000	3,638,143
Sumida Corp.	60,359	687,401
Sumitomo Bakelite Co., Ltd.	60,441	2,861,695
Sumitomo Mitsui Construction Co., Ltd.	858,588	2,388,489
Sumitomo Osaka Cement Co., Ltd.	135,204	3,721,279
Sumitomo Pharma Co., Ltd.	456,592	1,594,787
Sumitomo Seika Chemicals Co., Ltd.	16,294	506,442
Sun Frontier Fudousan Co., Ltd.	61,188	606,900
Suruga Bank Ltd.	456,275	1,902,386
SWCC Corp.	73,020	985,571
Systena Corp.	230,332	427,171
Tachi-S Co., Ltd.	196,368	2,361,784
Tadano Ltd.	256,603	2,086,877
Taikisha Ltd.	78,858	2,480,816
Taisho Pharmaceutical Holdings Co., Ltd.	76,944	3,188,008
Taiyo Holdings Co., Ltd.	41,790	754,651
Takamatsu Construction Group Co., Ltd.	71,772	1,286,212
Takaoka Toko Co., Ltd.	44,540	677,959
Takara Holdings, Inc.	373,736	3,228,169
Takara Standard Co., Ltd.	169,954	2,265,898
Takasago Thermal Engineering Co., Ltd.	178,345	3,590,543
Takeuchi Manufacturing Co., Ltd.	63,305	2,017,620
SECURITY	NUMBER OF SHARES	VALUE ($)
Takuma Co., Ltd.	141,577	1,569,566
Tama Home Co., Ltd.	11,519	280,884
Tamura Corp.	154,033	617,888
Tanseisha Co., Ltd.	140,545	753,963
TBS Holdings, Inc.	85,408	1,511,514
TechnoPro Holdings, Inc.	67,969	1,669,520
T-Gaia Corp.	90,919	1,093,514
The 77 Bank Ltd.	86,161	1,864,252
The Awa Bank Ltd.	54,521	848,608
The Bank of Kyoto Ltd.	39,833	2,304,314
The Chiba Bank Ltd.	503,855	3,604,526
The Gunma Bank Ltd.	629,450	2,903,291
The Hachijuni Bank Ltd.	510,345	2,752,852
The Hyakugo Bank Ltd.	282,549	982,037
The Hyakujushi Bank Ltd.	53,879	827,513
The Japan Steel Works Ltd.	101,669	2,060,127
The Japan Wool Textile Co., Ltd.	173,573	1,493,883
The Keiyo Bank Ltd.	208,153	852,143
The Kiyo Bank Ltd.	89,762	932,240
The Musashino Bank Ltd.	56,340	1,023,203
The Nanto Bank Ltd.	50,809	926,941
The Nippon Road Co., Ltd.	6,354	420,734
The Nisshin Oillio Group Ltd.	96,354	2,766,492
The Ogaki Kyoritsu Bank Ltd.	62,148	858,892
The Okinawa Electric Power Co., Inc. *	250,733	1,971,970
The Pack Corp.	16,387	350,061
The San-in Godo Bank Ltd.	192,532	1,214,029
The Shiga Bank Ltd.	48,681	1,090,085
The Sumitomo Warehouse Co., Ltd.	102,029	1,750,650
THK Co., Ltd.	183,796	3,365,101
TKC Corp.	28,424	718,483
Toa Corp.	53,575	1,326,633
Toagosei Co., Ltd.	312,678	2,983,204
Tocalo Co., Ltd.	79,957	785,922
Toda Corp.	646,400	3,637,707
Toei Co., Ltd.	6,728	800,881
Toho Co., Ltd.	82,461	3,146,415
Toho Zinc Co., Ltd.	61,409	708,217
Tokai Carbon Co., Ltd.	360,117	2,849,571
TOKAI Holdings Corp.	321,765	2,088,594
Tokai Rika Co., Ltd.	284,492	4,457,370
Tokai Tokyo Financial Holdings, Inc.	297,171	916,508
Token Corp.	31,515	1,660,336
Tokushu Tokai Paper Co., Ltd.	13,819	307,542
Tokyo Century Corp.	71,972	2,767,945
Tokyo Ohka Kogyo Co., Ltd.	35,751	2,421,790
Tokyo Seimitsu Co., Ltd.	55,186	3,043,882
Tokyo Steel Manufacturing Co., Ltd.	141,114	1,586,727
Tokyo Tatemono Co., Ltd.	289,448	3,807,349
Tokyu Construction Co., Ltd.	345,320	1,821,656
Tokyu REIT, Inc.	427	547,003
TOMONY Holdings, Inc.	118,473	336,088
Tomy Co., Ltd.	195,985	3,183,738
Topcon Corp.	135,181	1,631,439
Topre Corp.	258,463	3,083,767
Toshiba TEC Corp.	53,858	1,311,444
Totetsu Kogyo Co., Ltd.	86,355	1,628,814
Towa Pharmaceutical Co., Ltd.	63,088	1,204,689
Toyo Construction Co., Ltd.	190,307	1,449,672
Toyo Ink SC Holdings Co., Ltd.	150,263	2,341,908
Toyo Tire Corp.	318,045	4,798,474
Toyobo Co., Ltd.	467,839	3,398,288
Toyota Boshoku Corp.	260,426	4,932,683
TPR Co., Ltd.	186,450	2,343,672
Trancom Co., Ltd.	20,655	1,068,325
Transcosmos, Inc.	61,390	1,345,153
Trend Micro, Inc.	75,547	3,211,597
Trusco Nakayama Corp.	106,681	1,883,964
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report85

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TSI Holdings Co., Ltd.	378,761	1,886,195
Tsubaki Nakashima Co., Ltd.	109,254	616,118
Tsubakimoto Chain Co.	125,703	3,324,220
Tsugami Corp.	83,281	673,868
Tsumura & Co.	100,389	1,895,244
TV Asahi Holdings Corp.	83,081	946,171
UACJ Corp.	142,984	3,078,991
Uchida Yoko Co., Ltd.	27,259	1,217,045
Ulvac, Inc.	76,264	2,961,821
Unipres Corp.	353,792	2,991,503
United Arrows Ltd.	93,436	1,386,281
United Super Markets Holdings, Inc. (a)	339,711	2,611,097
United Urban Investment Corp.	1,848	1,986,551
Ushio, Inc.	168,349	2,124,237
USS Co., Ltd.	148,877	2,602,037
UT Group Co., Ltd. *	31,148	519,258
V Technology Co., Ltd.	38,091	625,845
Valor Holdings Co., Ltd.	239,247	3,570,998
Valqua Ltd.	30,228	901,120
VT Holdings Co., Ltd.	286,385	1,007,172
Wacoal Holdings Corp.	121,528	2,676,229
Wacom Co., Ltd.	201,485	830,381
Warabeya Nichiyo Holdings Co., Ltd.	101,546	1,899,999
Welcia Holdings Co., Ltd.	154,787	2,846,737
Workman Co., Ltd. (a)	13,101	473,340
World Co., Ltd.	85,389	949,581
Xebio Holdings Co., Ltd.	147,981	1,036,787
Yachiyo Industry Co., Ltd.	41,403	393,028
YAMABIKO Corp.	55,501	562,311
Yamaguchi Financial Group, Inc.	295,726	2,351,223
Yamato Kogyo Co., Ltd.	43,021	2,076,805
Yamazen Corp.	329,291	2,585,291
Yaoko Co., Ltd.	44,083	2,324,891
Yellow Hat Ltd.	93,982	1,218,793
Yodogawa Steel Works Ltd.	96,059	2,249,965
Yokogawa Bridge Holdings Corp.	82,983	1,573,761
Yokowo Co., Ltd.	49,782	576,519
Yondoshi Holdings, Inc.	53,020	685,762
Yoshinoya Holdings Co., Ltd.	73,794	1,441,818
Yuasa Trading Co., Ltd.	80,771	2,374,557
Zenkoku Hosho Co., Ltd.	30,951	1,072,979
Zensho Holdings Co., Ltd.	81,835	3,859,457
Zeon Corp.	330,366	3,643,250
ZERIA Pharmaceutical Co., Ltd.	41,521	689,046
Zojirushi Corp.	66,881	824,614
ZOZO, Inc.	50,065	1,000,543
		1,075,072,718

Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(b)	8,470	0

Netherlands 1.5%
Adyen N.V. *	1,568	1,314,662
Allfunds Group plc	72,340	429,473
AMG Critical Materials N.V.	18,430	626,694
Arcadis N.V.	73,868	3,466,664
ASM International N.V.	11,258	5,439,840
Basic-Fit N.V. *(a)	19,341	591,128
BE Semiconductor Industries N.V.	33,487	3,856,216
Corbion N.V.	58,887	1,411,199
Eurocommercial Properties N.V.	51,575	1,241,568
ForFarmers N.V.	317,408	844,022
Fugro N.V. CVA *	115,748	1,956,013
Heijmans N.V. CVA	82,841	998,017
IMCD N.V.	22,973	3,172,818
JDE Peet's N.V.	65,732	1,832,068
SECURITY	NUMBER OF SHARES	VALUE ($)
Just Eat Takeaway.com N.V. *	44,639	629,933
Koninklijke BAM Groep N.V.	837,355	1,788,564
Koninklijke Vopak N.V.	94,796	3,425,102
OCI N.V. *	62,923	1,595,335
PostNL N.V.	1,354,626	3,165,433
Sligro Food Group N.V.	103,844	2,001,677
TKH Group N.V.	59,636	2,753,440
Van Lanschot Kempen N.V.	31,805	944,109
Wereldhave N.V.	74,520	1,299,746
		44,783,721

New Zealand 0.8%
Auckland International Airport Ltd. *	350,423	1,629,630
Chorus Ltd.	387,676	1,852,505
Contact Energy Ltd.	813,834	4,056,081
EBOS Group Ltd.	123,422	2,789,007
Fisher & Paykel Healthcare Corp., Ltd.	216,522	2,927,956
Freightways Group Ltd.	119,593	620,253
Infratil Ltd.	210,955	1,267,437
Mainfreight Ltd.	50,570	1,974,137
Mercury NZ Ltd.	475,422	1,756,574
Meridian Energy Ltd.	951,952	3,041,096
Ryman Healthcare Ltd.	204,523	808,641
The a2 Milk Co., Ltd. *	440,639	1,311,892
		24,035,209

Norway 1.4%
Aker A.S.A., A Shares	16,638	1,026,076
Aker Solutions A.S.A.	289,600	1,208,260
Atea A.S.A. *	152,514	1,892,598
Austevoll Seafood A.S.A.	186,409	1,352,003
Bakkafrost P/F	27,036	1,366,141
Borregaard A.S.A.	68,400	999,268
BW Energy Ltd. *	3,261	7,863
BW LPG Ltd.	135,750	1,646,282
BW Offshore Ltd.	311,967	724,990
DNO A.S.A.	1,205,033	1,124,357
Elkem A.S.A.	529,876	1,095,902
Elmera Group A.S.A.	438,308	908,991
Europris A.S.A.	180,951	1,030,881
Gjensidige Forsikring A.S.A.	137,207	2,134,760
Grieg Seafood A.S.A.	80,318	567,813
Kongsberg Automotive A.S.A. *	3,148,736	684,382
Kongsberg Gruppen A.S.A.	33,539	1,389,845
Leroy Seafood Group A.S.A.	377,917	1,563,944
Odfjell Drilling Ltd. *	225,963	766,866
PGS A.S.A. *	2,191,677	1,515,629
Salmar A.S.A.	48,633	2,377,438
Schibsted A.S.A., A Shares	44,244	942,101
Schibsted A.S.A., B Shares	48,780	959,352
SpareBank 1 Nord Norge	141,687	1,270,729
SpareBank 1 SMN	150,109	1,986,937
SpareBank 1 SR-Bank A.S.A.	187,805	2,272,273
Stolt-Nielsen Ltd.	20,936	521,572
Storebrand A.S.A.	382,896	3,074,068
TGS A.S.A.	146,059	1,890,763
Tomra Systems A.S.A.	85,174	1,170,255
Var Energi A.S.A.	221,237	641,842
Veidekke A.S.A.	183,045	1,734,575
Wallenius Wilhelmsen A.S.A.	149,893	1,216,093
		43,064,849

Poland 1.5%
Alior Bank S.A. *	228,609	3,116,349
Allegro.eu S.A. *	118,137	946,529
See financial notes
86Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Asseco Poland S.A.	140,406	2,497,242
Bank Millennium S.A. *	786,102	1,158,767
Bank Polska Kasa Opieki S.A.	217,497	5,694,371
CCC S.A. *	37,144	401,520
CD Projekt S.A.	23,628	845,936
Cyfrowy Polsat S.A.	746,875	2,457,416
Dino Polska S.A. *	11,516	1,058,760
Enea S.A. *	1,629,487	3,473,471
Grupa Azoty S.A. *	192,869	1,178,390
Grupa Kety S.A.	7,049	1,098,079
Jastrzebska Spolka Weglowa S.A. *	166,064	1,459,066
Kernel Holding S.A. *	311,368	831,070
KRUK S.A. *	10,847	1,052,787
LPP S.A.	643	2,165,566
mBank S.A. *	13,702	1,426,305
Orange Polska S.A.	1,823,124	3,164,727
Pepco Group N.V. *	79,930	627,609
Santander Bank Polska S.A. *	31,380	2,829,435
Tauron Polska Energia S.A. *	6,328,704	6,574,021
		44,057,416

Portugal 0.3%
CTT-Correios de Portugal S.A.	208,681	766,675
EDP Renovaveis S.A.	65,055	1,193,619
NOS, SGPS S.A.	486,754	1,834,252
REN - Redes Energeticas Nacionais, SGPS, S.A.	532,555	1,456,581
Sonae, SGPS, S.A.	2,658,856	2,806,429
The Navigator Co., S.A.	427,181	1,564,324
		9,621,880

Republic of Korea 7.8%
Aekyung Chemical Co., Ltd.	31,340	374,159
AJ Networks Co., Ltd.	92,546	289,874
AMOREPACIFIC Group	91,535	2,330,360
Asia Paper Manufacturing Co., Ltd.	10,401	297,846
Asiana Airlines, Inc. *	147,787	1,241,109
BGF retail Co., Ltd.	11,531	1,364,440
BH Co., Ltd.	34,354	626,390
Celltrion Healthcare Co., Ltd.	15,176	742,869
Celltrion, Inc.	20,328	2,213,126
Cheil Worldwide, Inc.	123,103	1,755,621
Chong Kun Dang Pharmaceutical Corp.	13,735	904,063
CJ ENM Co., Ltd. *	33,240	1,463,641
CJ Logistics Corp.	34,775	2,075,845
Com2uS Corp.	17,585	630,625
Cosmax, Inc. *	4,875	566,153
Daeduck Electronics Co., Ltd. / New	27,818	608,239
Daehan Flour Mill Co., Ltd.	6,123	606,857
Daesang Corp.	93,090	1,262,798
Daesang Holdings Co., Ltd.	107,739	577,108
Daewoo Engineering & Construction Co., Ltd. *	701,449	2,441,207
Daou Technology, Inc.	88,335	1,241,067
DB HiTek Co., Ltd.	39,626	1,603,927
DGB Financial Group, Inc.	514,461	2,919,204
DL Holdings Co., Ltd.	28,118	812,641
Dongjin Semichem Co., Ltd.	22,877	590,207
Dongkuk CM Co., Ltd. *	93,447	576,201
Dongkuk Holdings Co., Ltd.	51,232	463,191
Dongkuk Steel Mill Co., Ltd. *	150,767	1,131,537
Doosan Bobcat, Inc.	47,274	1,924,223
Doosan Co., Ltd.	30,747	2,735,651
Easy Holdings Co., Ltd.	264,538	599,426
Fila Holdings Corp.	92,950	2,665,258
SECURITY	NUMBER OF SHARES	VALUE ($)
Gradiant Corp.	64,556	692,570
Green Cross Corp.	6,855	600,056
Green Cross Holdings Corp.	53,702	568,000
GS Global Corp. *	312,098	605,660
GS Retail Co., Ltd.	128,925	2,306,848
Handsome Co., Ltd.	49,282	707,677
Hanmi Pharm Co., Ltd.	3,204	713,885
Hanon Systems	258,726	1,783,237
Hansae Co., Ltd.	38,604	570,115
Hanshin Construction Co., Ltd.	93,337	528,916
Hansol Chemical Co., Ltd.	4,768	582,585
Hansol Paper Co., Ltd.	108,762	869,767
Hanssem Co., Ltd.	18,161	813,415
Hanwha Aerospace Co., Ltd.	34,412	2,973,218
Hanwha General Insurance Co., Ltd. *	610,031	1,933,822
Hanwha Life Insurance Co., Ltd. *	1,745,987	3,322,230
Hanwha Ocean Co., Ltd. *	136,645	3,964,695
Harim Holdings Co., Ltd.	229,079	1,254,800
HD Hyundai Construction Equipment Co. Ltd.	37,781	2,035,186
HD Hyundai Heavy Industries Co., Ltd. *	10,280	1,017,306
HD Hyundai Infracore Co., Ltd.	227,006	1,808,491
HDC Hyundai Development Co-Engineering & Construction, Class E	316,289	2,469,531
Hite Jinro Co., Ltd.	48,822	716,955
HL Mando Co., Ltd.	84,519	2,679,286
Hotel Shilla Co., Ltd.	31,230	2,083,969
Hyosung Advanced Materials Corp.	3,084	1,054,638
Hyosung Chemical Corp. *	8,283	661,136
Hyosung Corp.	24,611	1,180,509
Hyosung Heavy Industries Corp. *	18,349	2,783,412
Hyosung TNC Corp.	9,204	2,304,917
Hyundai Corp.	61,767	930,419
Hyundai Department Store Co., Ltd.	49,353	2,591,336
Hyundai Elevator Co., Ltd.	45,576	1,551,670
Hyundai GF Holdings	204,333	567,355
Hyundai Green Food *	106,159	1,010,388
Hyundai Mipo Dockyard Co., Ltd. *	22,829	1,571,734
Hyundai Rotem Co., Ltd. *	39,420	917,091
Hyundai Wia Corp.	73,018	3,182,021
Innocean Worldwide, Inc.	22,175	681,985
INTOPS Co., Ltd.	28,382	634,529
IS Dongseo Co., Ltd. *	30,672	736,778
JB Financial Group Co., Ltd.	339,529	2,494,289
Kakao Corp.	53,881	1,960,791
Kangwon Land, Inc.	103,992	1,220,288
KCC Corp.	9,545	1,577,895
KCC Glass Corp.	26,831	849,538
KEPCO Plant Service & Engineering Co., Ltd.	43,748	1,110,456
KG Chemical Corp.	80,515	497,070
KISWIRE Ltd.	53,423	887,184
KIWOOM Securities Co., Ltd.	17,346	1,355,659
Kolmar Korea Co., Ltd.	20,285	887,061
Kolon Corp.	55,483	776,153
Kolon Industries, Inc.	77,835	2,991,502
Korea Aerospace Industries Ltd.	32,077	1,227,990
Korea Electric Terminal Co., Ltd.	19,344	778,590
Korea Investment Holdings Co., Ltd.	66,121	2,601,318
Korea Line Corp. *	181,480	246,596
Korea Petrochemical Ind Co., Ltd.	15,544	1,513,533
Korean Reinsurance Co.	335,184	2,008,441
Krafton, Inc. *	10,857	1,273,187
Kukdo Chemical Co., Ltd.	17,512	720,751
Kumho Tire Co., Inc. *	308,373	1,153,701
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report87

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
KUMHOE&C Co., Ltd.	143,358	578,096
Kwang Dong Pharmaceutical Co., Ltd.	141,387	684,605
Kyeryong Construction Industrial Co., Ltd.	21,273	240,775
LG Energy Solution Ltd. *	2,886	1,187,807
LG Hausys Ltd.	53,151	2,058,885
Lotte Chilsung Beverage Co., Ltd.	6,651	653,652
Lotte Corp.	56,514	1,066,786
LOTTE Fine Chemical Co., Ltd.	41,363	1,890,165
Lotte Rental Co., Ltd.	28,226	592,602
LS Corp.	67,505	5,469,859
LS Electric Co., Ltd.	36,181	2,731,881
LX International Corp.	120,813	2,774,106
LX Semicon Co., Ltd.	12,083	814,523
Mcnex Co., Ltd.	28,736	632,659
Meritz Financial Group, Inc. *	210,076	8,693,897
Mirae Asset Securities Co., Ltd.	400,965	2,020,372
NCSoft Corp.	12,859	2,446,785
Netmarble Corp. *	16,344	529,858
Nexen Tire Corp.	148,334	894,437
NH Investment & Securities Co., Ltd.	239,920	1,869,624
NHN Corp. *	40,793	802,435
NongShim Co., Ltd.	6,697	2,323,113
Oci Co., Ltd. *	10,364	1,000,527
OCI Holdings Co., Ltd.	23,209	1,617,211
Orion Corp.	23,385	2,154,941
Orion Holdings Corp.	69,991	805,949
Pan Ocean Co., Ltd.	320,910	1,082,851
Partron Co., Ltd.	136,230	835,881
Poongsan Corp.	85,207	2,275,625
POSCO Future M Co., Ltd.	3,673	1,249,112
S-1 Corp.	42,000	1,773,104
Samchully Co., Ltd.	7,069	585,629
Samsung Card Co., Ltd.	75,226	1,704,572
Samsung Engineering Co., Ltd. *	161,523	4,154,932
Samsung Heavy Industries Co., Ltd. *	562,044	3,746,251
Samsung Securities Co., Ltd.	82,807	2,339,959
SAMT Co., Ltd.	312,214	630,688
Samyang Corp.	21,070	730,097
Samyang Holdings Corp.	28,206	1,489,524
SD Biosensor, Inc.	23,640	223,746
Seah Besteel Holdings Corp.	70,283	1,254,911
SeAH Steel Corp.	2,522	265,795
SeAH Steel Holdings Corp.	2,583	363,291
Sebang Global Battery Co., Ltd.	25,188	1,141,488
Seegene, Inc.	22,043	370,232
Seohan Co., Ltd.	784,150	602,166
Seohee Construction Co., Ltd.	843,130	873,908
Seoul Semiconductor Co., Ltd.	110,442	986,813
Seoyon E-Hwa Co., Ltd.	83,280	1,002,447
SFA Engineering Corp.	42,301	1,064,126
Shinsegae, Inc.	20,809	3,195,935
SIMMTECH Co., Ltd.	13,559	371,866
SK Chemicals Co., Ltd.	15,645	744,521
SK Discovery Co., Ltd.	62,024	1,966,185
SK Gas Ltd.	12,178	1,159,985
SK Networks Co., Ltd.	1,127,554	6,150,682
SKC Co., Ltd.	17,034	1,179,203
SL Corp.	32,225	872,824
SNT Motiv Co., Ltd.	24,466	906,080
Songwon Industrial Co., Ltd.	43,884	647,096
Soulbrain Co., Ltd.	2,727	469,372
SSANGYONG C&E Co., Ltd.	154,890	644,521
Sungwoo Hitech Co., Ltd.	284,823	2,178,597
TKG Huchems Co., Ltd.	48,215	807,991
Unid Co., Ltd.	6,176	271,478
WONIK IPS Co., Ltd.	38,772	904,949
Young Poong Corp.	2,110	870,021
SECURITY	NUMBER OF SHARES	VALUE ($)
Youngone Corp.	60,127	2,442,837
Youngone Holdings Co., Ltd.	10,753	609,343
Yuhan Corp.	35,102	1,933,365
		233,338,543

Singapore 1.3%
CapitaLand Ascendas REIT	1,342,326	2,753,234
CapitaLand Ascott Trust	1,235,143	887,145
CapitaLand China Trust	710,998	476,455
CapitaLand Integrated Commercial Trust	1,492,928	2,111,435
CapitaLand Investment Ltd.	735,949	1,765,624
City Developments Ltd.	378,447	1,871,918
First Resources Ltd.	626,996	719,618
Frasers Logistics & Commercial Trust	769,539	683,781
Genting Singapore Ltd.	4,778,296	3,095,897
Hutchison Port Holdings Trust, Class U	14,885,842	2,471,050
Keppel Infrastructure Trust	3,928,905	1,440,065
Manulife US Real Estate Investment Trust	2,470,988	168,027
Mapletree Industrial Trust	635,958	1,083,083
Mapletree Logistics Trust	949,824	1,181,566
Mapletree Pan Asia Commercial Trust	740,796	833,773
NetLink NBN Trust	1,469,778	941,398
Olam Group Ltd.	2,328,089	2,154,840
SATS Ltd. *	636,541	1,220,764
Seatrium Ltd. *	20,700,495	2,222,563
Sembcorp Industries Ltd.	811,938	3,216,489
Singapore Exchange Ltd.	365,028	2,602,902
Singapore Technologies Engineering Ltd.	1,269,496	3,581,473
Suntec Real Estate Investment Trust	915,465	820,224
UOL Group Ltd.	435,142	2,139,462
		40,442,786

Spain 1.3%
Abengoa S.A., B Shares *(b)	192,522,094	0
Almirall S.A.	72,291	734,788
Applus Services S.A.	258,400	2,658,708
Atresmedia Corp de Medios de Comunicaion S.A.	198,148	787,979
Bankinter S.A.	519,147	3,333,406
Cellnex Telecom S.A. *	74,830	2,866,950
Cia de Distribucion Integral Logista Holdings S.A.	66,975	1,817,283
Cie Automotive S.A.	57,233	1,744,268
Construcciones y Auxiliar de Ferrocarriles S.A.	30,668	1,101,750
Corp. ACCIONA Energias Renovables S.A.	10,227	304,581
Ebro Foods S.A.	148,610	2,687,155
Ence Energia y Celulosa S.A. (a)	199,734	636,903
Faes Farma S.A.	265,525	930,846
Fluidra S.A.	75,870	1,709,492
Gestamp Automocion S.A.	489,516	2,192,128
Indra Sistemas S.A.	141,690	2,006,871
Inmobiliaria Colonial Socimi S.A.	177,305	1,079,577
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	930,491	944,264
Melia Hotels International S.A. *	145,618	953,810
Merlin Properties Socimi S.A.	273,988	2,459,273
Obrascon Huarte Lain S.A. *(a)	1,496,694	759,911
Prosegur Cia de Seguridad S.A.	963,861	1,684,263
Sacyr S.A.	719,796	2,295,255
Unicaja Banco S.A.	932,803	1,032,666
See financial notes
88Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vidrala SA	6,816	642,124
Viscofan S.A.	35,619	2,319,544
		39,683,795

Sweden 3.2%
AAK AB	146,844	2,725,020
AddLife AB, B Shares	25,619	177,112
AddTech AB, B Shares	61,441	1,040,298
AFRY AB	136,790	1,801,397
Ambea AB	176,959	606,030
Arjo AB, B Shares	280,640	1,106,167
Attendo AB *	328,970	932,841
Avanza Bank Holding AB	14,743	285,438
Axfood AB	95,756	2,314,780
Beijer Alma AB	37,827	593,492
Beijer Ref AB	75,869	871,635
Betsson AB, B Shares *	185,493	2,077,541
Bilia AB, A Shares	171,799	1,644,265
Billerud Aktiebolag	325,530	2,663,722
Bonava AB, B Shares	667,344	1,092,748
Bravida Holding AB	213,592	1,521,491
Byggmax Group AB *	214,218	629,552
Castellum AB	218,545	2,335,160
Clas Ohlson AB, B Shares	107,908	991,383
Cloetta AB, B Shares	464,001	782,665
Coor Service Management Holding AB	167,557	714,610
Dometic Group AB	469,626	3,015,927
Dustin Group AB *	196,913	409,655
Electrolux Professional AB, B Shares	155,717	838,320
Elekta AB, B Shares (a)	351,723	2,517,653
EQT AB	45,794	923,416
Evolution AB	15,430	1,671,528
Fabege AB	133,515	1,144,703
Fastighets AB Balder, B Shares *	239,424	1,147,934
Getinge AB, B Shares	174,065	3,025,897
Granges AB	200,372	1,912,243
Hexpol AB	247,704	2,443,130
Holmen AB, B Shares	82,518	3,131,191
Indutrade AB	108,729	2,092,184
Instalco AB	62,815	213,975
Intrum AB (a)	204,755	1,294,363
Investment AB Latour, B Shares	38,142	694,748
Inwido AB	92,387	966,065
JM AB	167,511	2,209,024
Kinnevik AB, B Shares *	238,132	2,804,329
L E Lundbergfortagen AB, B Shares	49,829	2,028,673
Lagercrantz Group AB, B Shares	26,803	281,250
Lifco AB, B Shares	66,939	1,227,532
Lindab International AB	93,845	1,379,834
Loomis AB	112,975	3,000,313
MEKO AB	80,971	727,636
Mycronic AB	45,295	929,073
NCC AB, B Shares	288,373	2,968,031
New Wave Group AB, B Shares	79,885	569,925
Nibe Industrier AB, B Shares	269,612	2,023,463
Nobia AB *	804,094	676,694
Nolato AB, B Shares	185,666	795,912
Pandox AB	66,117	735,445
Peab AB, B Shares	646,803	2,630,947
Ratos AB, B Shares	468,878	1,451,608
Resurs Holding AB	441,236	967,101
Saab AB, B Shares	72,111	3,810,393
Sagax AB, B Shares	13,074	272,348
Samhallsbyggnadsbolaget i Norden AB (a)	764,579	245,610
Samhallsbyggnadsbolaget i Norden AB, D Shares (a)	23,394	7,405
SECURITY	NUMBER OF SHARES	VALUE ($)
Scandi Standard AB	175,728	834,515
Scandic Hotels Group AB *(a)	230,388	747,979
Sinch AB *	132,131	277,840
Storskogen Group AB, B Shares	706,709	534,393
Sweco AB, B Shares	162,649	1,586,399
Swedish Orphan Biovitrum AB *	77,074	1,489,407
Tethys Oil AB *	135,477	665,637
Thule Group AB	88,666	2,569,313
Viaplay Group AB, B Shares *(a)	62,774	294,955
Wihlborgs Fastigheter AB	147,995	1,138,693
		96,231,956

Switzerland 2.9%
Accelleron Industries AG	50,333	1,361,969
Allreal Holding AG	12,156	2,124,978
ALSO Holding AG	7,266	1,768,684
ams-OSRAM AG *(a)	404,835	2,844,502
Arbonia AG	83,329	882,113
Aryzta AG *	1,200,511	1,999,379
Autoneum Holding AG *	7,840	1,169,898
Banque Cantonale Vaudoise	14,946	1,621,089
Belimo Holding AG	3,250	1,713,954
BKW AG	12,141	2,089,365
Bucher Industries AG	7,036	2,891,670
Burckhardt Compression Holding AG	1,285	757,979
Bystronic AG	2,546	1,717,991
Cembra Money Bank AG	24,284	1,773,357
Clariant AG *	244,426	4,079,071
Comet Holding AG	2,824	726,423
Daetwyler Holding AG	4,269	890,291
dormakaba Holding AG	4,234	2,221,861
Dufry AG *	125,593	5,596,762
Emmi AG	1,814	1,955,197
EMS-Chemie Holding AG	3,496	2,630,164
Flughafen Zuerich AG	11,835	2,440,027
Forbo Holding AG	1,102	1,489,712
Huber & Suhner AG	16,890	1,304,158
Implenia AG	23,988	855,502
Inficon Holding AG	970	1,238,789
Interroll Holding AG	293	874,107
Kardex Holding AG	3,249	748,567
Komax Holding AG	2,393	600,113
Landis & Gyr Group AG	25,607	1,898,962
Mobimo Holding AG	4,687	1,371,740
OC Oerlikon Corp. AG	367,063	1,804,458
PSP Swiss Property AG	14,826	1,802,788
Schweiter Technologies AG	1,715	1,236,858
SFS Group AG	16,610	1,906,883
Siegfried Holding AG	1,396	1,263,631
SIG Group AG *	163,649	4,313,330
Softwareone Holding AG	114,701	2,294,669
St. Galler Kantonalbank AG	1,490	833,354
Stadler Rail AG	40,705	1,656,312
Straumann Holding AG	16,836	2,554,230
Sulzer AG	17,625	1,795,924
Tecan Group AG	3,419	1,366,439
Temenos AG	28,088	2,234,320
u-blox Holding AG	5,068	452,720
Valiant Holding AG	11,770	1,264,617
VAT Group AG	6,856	2,750,938
Vontobel Holding AG	21,262	1,319,171
Zehnder Group AG	13,049	864,270
		87,353,286

See financial notes
Schwab Fundamental Index ETFs | Semiannual Report89

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
United Kingdom 9.8%
4imprint Group plc	15,539	1,004,202
888 Holdings plc *	668,453	1,080,810
AG Barr plc	47,126	291,114
Airtel Africa plc	1,203,240	1,738,141
Ashmore Group plc	483,039	1,187,440
ASOS plc *(a)	149,073	828,128
Assura plc	971,398	564,740
Auto Trader Group plc	246,502	1,894,120
Babcock International Group plc *	364,758	1,785,952
Bank of Georgia Group plc	28,313	1,250,306
Beazley plc	290,447	2,009,497
Big Yellow Group plc	55,361	754,119
Bodycote plc	300,728	2,530,287
Britvic plc	250,246	2,787,300
C&C Group plc	655,384	1,134,421
Capita plc *	3,170,355	724,723
Card Factory plc *	1,421,336	1,847,872
Carnival plc *	261,649	3,724,946
Centamin plc	2,644,704	2,940,708
Chemring Group plc	262,715	968,736
Clarkson plc	17,481	600,293
Close Brothers Group plc	210,279	2,187,595
Coats Group plc	1,919,329	1,865,403
Computacenter plc	92,850	2,564,875
ConvaTec Group plc	1,050,339	3,093,096
Cranswick plc	88,880	3,795,436
Crest Nicholson Holdings plc	774,789	1,772,101
Dechra Pharmaceuticals plc	26,636	1,284,593
Deliveroo plc *	313,695	449,571
Derwent London plc	53,760	1,265,706
DFS Furniture plc	278,896	388,743
Diploma plc	42,626	1,692,783
DiscoverIE Group plc	67,410	623,555
Diversified Energy Co., plc	510,655	592,398
Domino's Pizza Group plc	257,183	1,287,263
Dr. Martens plc	474,553	945,290
Drax Group plc	529,657	3,704,773
Dunelm Group plc	107,795	1,589,935
easyJet plc *	613,972	3,292,471
Elementis plc *	912,924	1,321,078
Endeavour Mining plc	78,378	1,601,977
EnQuest plc *	5,645,355	1,214,666
Essentra plc	700,492	1,310,139
FDM Group Holdings plc	83,496	609,419
Ferrexpo plc *	1,794,557	1,758,917
Forterra plc	353,825	749,640
Frasers Group plc *	141,937	1,450,534
Fresnillo plc	211,109	1,539,233
Future plc	22,968	225,992
Games Workshop Group plc	14,851	2,036,155
Genuit Group plc	281,508	1,137,913
Genus plc	31,027	915,273
Grafton Group plc	400,926	4,381,785
Grainger plc	361,764	1,082,762
Great Portland Estates plc	132,878	707,517
Greencore Group plc *	1,584,869	1,691,964
Greggs plc	74,686	2,333,781
Gulf Keystone Petroleum Ltd.	162,903	193,211
Halfords Group plc	798,542	1,850,714
Halma plc	140,378	3,813,745
Hammerson plc	3,854,791	1,173,280
Harbour Energy plc	644,504	2,041,707
Hargreaves Lansdown plc	234,652	2,263,345
Hikma Pharmaceuticals plc	208,442	5,781,743
Hill & Smith plc	88,517	2,009,983
Hilton Food Group plc	133,127	1,136,983
SECURITY	NUMBER OF SHARES	VALUE ($)
Hiscox Ltd.	162,250	2,050,810
Hochschild Mining plc	1,344,776	1,557,485
Howden Joinery Group plc	484,958	4,546,176
Hunting plc	190,908	593,886
Ibstock plc	563,745	1,063,666
IG Group Holdings plc	393,847	3,376,161
Indivior plc *	43,574	1,004,909
InterContinental Hotels Group plc	67,863	5,119,996
Intermediate Capital Group plc	176,752	3,029,210
International Consolidated Airlines Group S.A. *	2,339,484	4,802,450
Investec plc	515,941	3,055,087
IWG plc *	1,659,867	3,769,112
J.D. Sports Fashion plc	1,820,016	3,349,802
J.D. Wetherspoon plc *	164,363	1,505,810
Jupiter Fund Management plc	1,466,226	1,848,638
Just Group plc	2,722,626	2,601,280
Keller Group plc	131,730	1,283,627
Kier Group plc *	1,940,830	2,087,964
Lancashire Holdings Ltd.	141,293	1,025,000
LondonMetric Property plc	271,928	624,367
Marshalls plc	271,535	946,207
Marston's plc *	2,271,719	919,715
Mitchells & Butlers plc *	712,255	1,990,989
Mitie Group plc	1,448,862	1,784,519
Mobico Group plc	1,774,096	1,881,613
Molten Ventures plc *	98,233	302,974
Moneysupermarket.com Group plc	593,505	1,868,116
Morgan Advanced Materials plc	428,001	1,426,357
Morgan Sindall Group plc	105,179	2,630,898
NCC Group plc	197,089	248,992
Ninety One plc	140,164	304,244
Ocado Group plc *	202,787	2,239,676
OSB Group plc	283,694	1,227,274
Oxford Instruments plc	26,594	746,423
Pagegroup plc	503,190	2,670,339
Paragon Banking Group plc	221,023	1,474,564
Pennon Group plc	389,176	3,180,779
Petrofac Ltd. *(a)	1,541,380	1,411,157
Pets at Home Group plc	574,993	2,751,201
Playtech plc *	410,956	2,733,899
Plus500 Ltd.	149,238	2,700,445
Premier Foods plc	950,769	1,484,272
Primary Health Properties plc	475,984	567,256
QinetiQ Group plc	550,743	2,326,711
Quilter plc	1,356,740	1,471,628
Rathbone Brothers plc	37,939	847,070
Reach plc	953,055	886,425
Redde Northgate plc	586,605	2,386,045
Redrow plc	577,713	3,480,159
Renewi plc *	101,205	616,843
Renishaw plc	18,955	873,804
Rhi Magnesita N.V.	65,740	2,359,124
Rightmove plc	216,604	1,537,030
Rolls-Royce Holdings plc *	2,809,217	7,913,207
Rotork plc	696,469	2,656,416
RS Group plc	322,331	3,104,972
Sabre Insurance Group plc	617,803	1,200,890
Safestore Holdings plc	74,166	812,452
Saga plc *(a)	839,141	1,558,823
Savills plc	192,066	2,215,941
Schroders plc	648,609	3,384,520
Segro plc	266,609	2,491,183
Serco Group plc	1,557,259	3,017,144
Sirius Real Estate Ltd.	672,086	741,773
Softcat plc	59,531	1,134,537
Speedy Hire plc	1,842,013	816,937
Spirax-Sarco Engineering plc	26,307	3,378,492
See financial notes
90Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Spire Healthcare Group plc	348,579	960,701
Spirent Communications plc	410,813	816,761
SSP Group plc *	819,024	2,438,890
SThree plc	293,541	1,326,038
Synthomer plc *	1,145,361	928,860
TBC Bank Group plc	39,277	1,415,951
Telecom Plus plc	52,161	1,050,923
The British Land Co., plc	726,165	2,977,636
The Restaurant Group plc *	1,756,838	946,125
The Unite Group plc	69,287	825,730
The Weir Group plc	197,941	4,601,307
THG plc *	1,128,514	1,408,546
TI Fluid Systems plc	1,408,218	2,259,079
TP ICAP Group plc	1,303,960	2,729,619
Tritax Big Box REIT plc	524,540	938,515
TT Electronics plc	350,839	760,207
TUI AG *	550,204	3,279,585
Tullow Oil plc *	1,358,609	602,546
Tyman plc	454,005	1,699,988
Vanquis Banking Group plc	665,097	873,117
Vesuvius plc	527,645	2,947,211
Victrex plc	88,530	1,684,954
VIDENDUM plc	33,612	221,049
Virgin Money UK plc	741,040	1,528,236
Vistry Group plc	464,316	4,603,899
Watches of Switzerland Group plc *	98,579	727,626
WH Smith plc	76,925	1,429,965
Wickes Group plc	768,542	1,367,296
Workspace Group plc	119,362	759,272
XP Power Ltd.	10,125	276,484
		295,762,485
Total Common Stocks (Cost $2,859,927,661)		2,993,287,985

PREFERRED STOCKS 0.2% OF NET ASSETS

Germany 0.2%
Draegerwerk AG & Co. KGaA	42,294	2,047,308
Sartorius AG	2,841	1,163,705
Sixt SE	18,876	1,227,175
		4,438,188

Italy 0.0%
Danieli & C Officine Meccaniche S.p.A. - RSP	54,223	1,026,360
Total Preferred Stocks (Cost $5,109,173)		5,464,548

RIGHTS 0.0% OF NET ASSETS

Sweden 0.0%
Swedish Orphan Biovitrum AB
expires 09/14/23, strike SEK 142.00 *	76,730	69,303
Total Rights (Cost $0)		69,303
SECURITY	NUMBER OF SHARES	VALUE ($)
WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild S.p.A.
expires 08/02/30 *(a)(b)	9,734	19,925
Total Warrants (Cost $0)		19,925

SHORT-TERM INVESTMENTS 1.5% OF NET ASSETS

Money Market Funds 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (c)	997,370	997,370
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (c)(d)	42,981,219	42,981,219
		43,978,589
Total Short-Term Investments (Cost $43,978,589)		43,978,589
Total Investments in Securities (Cost $2,909,015,423)		3,042,820,350

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/15/23	142	14,976,030	(234,786)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $40,726,851.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
SEK —	Swedish Krona
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report91

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,718,109,663	$—	$—	$2,718,109,663
Australia	149,063,710	—	5,749,377	154,813,087
Hong Kong	80,681,440	—	0 *	80,681,440
Luxembourg	—	—	0 *	0
Spain	39,683,795	—	0 *	39,683,795
Preferred Stocks[1]	5,464,548	—	—	5,464,548
Rights[1]	69,303	—	—	69,303
Warrants[1]
Italy	—	—	19,925	19,925
Short-Term Investments[1]	43,978,589	—	—	43,978,589
Liabilities
Futures Contracts[2]	(234,786)	—	—	(234,786)
Total	$3,036,816,262	$—	$5,769,302	$3,042,585,564

*	Level 3 amount shown includes securities determined to have no value at August 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
92Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental International Small Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $2,909,015,423) including securities on loan of $40,726,851		$3,042,820,350
Foreign currency, at value (cost $1,878,354)		1,876,387
Deposit with broker for futures contracts		874,143
Receivables:
Fund shares sold		13,451,439
Dividends		8,006,888
Foreign tax reclaims		2,075,298
Income from securities on loan	+	172,380
Total assets		3,069,276,885

Liabilities
Collateral held for securities on loan		42,981,219
Payables:
Investments bought		12,083,667
Management fees		982,784
Variation margin on futures contracts	+	64,262
Total liabilities		56,111,932
Net assets		$3,013,164,953

Net Assets by Source
Capital received from investors		$3,112,153,606
Total distributable loss	+	(98,988,653)
Net assets		$3,013,164,953

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,013,164,953		89,600,000		$33.63

See financial notes
Schwab Fundamental Index ETFs | Semiannual Report93

Schwab Fundamental International Small Company Index ETF
Statement of Operations

For the period March 1, 2023 through August 31, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $7,219,865)		$54,577,331
Securities on loan, net	+	1,199,364
Total investment income		55,776,695

Expenses
Management fees		5,719,730
Professional fees	+	921 [1]
Total expenses		5,720,651
Expense reduction	–	921 [1]
Net expenses	–	5,719,730
Net investment income		50,056,965

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(57,504,500)
Net realized gains on sales of in-kind redemptions - unaffiliated		36,025,559
Net realized gains on futures contracts		684,227
Net realized losses on foreign currency transactions	+	(1,177,450)
Net realized losses		(21,972,164)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		71,847,402
Net change in unrealized appreciation (depreciation) on futures contracts		(43,952)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	460,248
Net change in unrealized appreciation (depreciation)	+	72,263,698
Net realized and unrealized gains		50,291,534
Increase in net assets resulting from operations		$100,348,499

[1]
Professional fees associated with the filing of tax claims in the European Union deemed to be non-contingent and non-routine expenses of the fund (see financial notes 2(d)
and 4 for additional information).

See financial notes
94Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental International Small Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/23-8/31/23		3/1/22-2/28/23
Net investment income		$50,056,965	$65,034,540
Net realized losses		(21,972,164)	(36,950,204)
Net change in unrealized appreciation (depreciation)	+	72,263,698	(191,361,265)
Increase (decrease) in net assets resulting from operations		$100,348,499	($163,276,929 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($20,678,840 )	($51,473,080 )

TRANSACTIONS IN FUND SHARES
	3/1/23-8/31/23			3/1/22-2/28/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,200,000	$170,740,053	14,100,000	$443,207,943
Shares redeemed	+	(2,700,000)	(86,913,462)	(1,900,000)	(64,742,920)
Net transactions in fund shares		2,500,000	$83,826,591	12,200,000	$378,465,023

SHARES OUTSTANDING AND NET ASSETS
	3/1/23-8/31/23			3/1/22-2/28/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		87,100,000	$2,849,668,703	74,900,000	$2,685,953,689
Total increase	+	2,500,000	163,496,250	12,200,000	163,715,014
End of period		89,600,000	$3,013,164,953	87,100,000	$2,849,668,703
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report95

Schwab Fundamental Emerging Markets Large Company Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/23– 8/31/23*	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19
Per-Share Data
Net asset value at beginning of period	$25.28	$29.25	$29.64	$25.54	$28.08	$31.22
Income (loss) from investment operations:
Net investment income (loss)[1]	0.93	1.55	1.36	0.79	1.02	0.85
Net realized and unrealized gains (losses)	0.58	(4.14)	(0.41)	4.02	(2.53)	(3.20)
Total from investment operations	1.51	(2.59)	0.95	4.81	(1.51)	(2.35)
Less distributions:
Distributions from net investment income	(0.27)	(1.39)	(1.34)	(0.71)	(1.03)	(0.79)
Other capital[1,2]	—	0.01	—	—	—	—
Net asset value at end of period	$26.52	$25.28	$29.25	$29.64	$25.54	$28.08
Total return	5.95%[3]	(8.72%)	2.97%	19.12%	(5.74%)	(7.36%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%[4]	0.39%[5]	0.39%	0.39%	0.39%	0.39%
Net investment income (loss)	7.00%[4]	5.97%	4.29%	3.11%	3.61%	2.99%
Portfolio turnover rate[6]	9%[3]	28%	20%	25%	32%	33%
Net assets, end of period (x 1,000,000)	$4,944	$4,529	$4,826	$3,806	$2,574	$2,342

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]
Includes additional variable charges paid by the cash purchasers and redeemers of creation units to the fund to offset the transaction costs of the fund of buying or selling portfolio securities (see financial note 10 for additional information).

[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
96Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 94.6% OF NET ASSETS

Brazil 7.2%
Ambev S.A.	5,383,437	15,048,984
B3 S.A. - Brasil Bolsa Balcao	3,485,856	9,103,731
Banco Bradesco S.A.	3,154,576	8,436,075
Banco do Brasil S.A.	2,480,003	23,593,076
Banco Santander Brasil S.A.	766,606	4,197,717
BRF S.A. *	3,334,056	6,087,694
Centrais Eletricas Brasileiras S.A.	1,404,616	10,003,486
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	609,233	7,127,274
Cia Energetica de Minas Gerais	267,323	1,063,148
Companhia Siderurgica Nacional S.A.	1,946,127	4,760,217
Equatorial Energia S.A.	1,082,065	6,919,516
Itau Unibanco Holding S.A.	774,216	3,645,154
JBS S.A.	5,987,347	22,251,727
Natura & Co. Holding S.A. *	1,768,359	5,421,927
Petroleo Brasileiro S.A.	10,826,084	75,527,513
Suzano S.A.	725,907	7,352,980
Telefonica Brasil S.A.	1,300,542	10,862,039
Ultrapar Participacoes S.A.	4,539,169	16,649,594
Vale S.A.	7,119,660	93,587,589
Vibra Energia S.A.	6,910,472	25,766,229
		357,405,670

Chile 0.7%
Banco de Chile	53,008,048	5,754,682
Cencosud S.A.	5,536,533	11,794,984
Empresas CMPC S.A.	3,245,089	5,864,002
Empresas Copec S.A.	1,468,036	10,552,928
		33,966,596

China 32.8%
Agile Group Holdings Ltd. *(a)	24,577,460	2,789,421
Agricultural Bank of China Ltd., A Shares	21,227,700	10,091,068
Agricultural Bank of China Ltd., H Shares	81,546,208	27,973,258
Alibaba Group Holding Ltd. *	9,395,524	108,072,339
Aluminum Corp. of China Ltd., A Shares	2,230,000	1,813,780
Aluminum Corp. of China Ltd., H Shares	10,292,738	4,974,588
Anhui Conch Cement Co., Ltd., A Shares	890,900	3,143,273
Anhui Conch Cement Co., Ltd., H Shares	3,974,010	11,047,715
ANTA Sports Products Ltd.	432,890	4,877,206
BAIC Motor Corp., Ltd., H Shares	34,061,885	9,425,739
Baidu, Inc., A Shares *	1,739,690	30,925,850
Bank of China Ltd., A Shares	11,315,500	5,829,927
Bank of China Ltd., H Shares	206,902,294	70,183,327
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of Communications Co., Ltd., A Shares	7,774,000	5,927,829
Bank of Communications Co., Ltd., H Shares	21,699,252	12,424,477
Baoshan Iron & Steel Co., Ltd., A Shares	5,847,100	4,868,232
Beijing Enterprises Holdings Ltd.	1,598,201	5,991,916
BYD Co., Ltd., A Shares	29,400	1,007,400
BYD Co., Ltd., H Shares	195,015	6,112,754
China Cinda Asset Management Co., Ltd., H Shares	44,601,758	4,379,552
China CITIC Bank Corp., Ltd., A Shares	2,365,500	1,774,491
China CITIC Bank Corp., Ltd., H Shares	31,728,421	14,120,852
China Communications Services Corp., Ltd., H Shares	14,523,574	6,537,854
China Construction Bank Corp., A Shares	1,957,700	1,613,822
China Construction Bank Corp., H Shares	281,246,149	150,633,956
China Everbright Bank Co., Ltd., A Shares	11,057,600	4,572,835
China Everbright Bank Co., Ltd., H Shares	10,684,813	3,079,374
China Everbright Environment Group Ltd.	13,368,694	4,875,757
China Gas Holdings Ltd.	6,482,776	6,613,601
China Hongqiao Group Ltd.	7,301,834	7,281,582
China Jinmao Holdings Group Ltd. (a)	29,879,810	4,229,488
China Life Insurance Co., Ltd., H Shares	5,108,927	7,752,891
China Mengniu Dairy Co., Ltd.	2,353,634	7,923,734
China Merchants Bank Co., Ltd., A Shares	1,884,700	8,169,580
China Merchants Bank Co., Ltd., H Shares	5,227,792	20,666,503
China Minsheng Banking Corp., Ltd., A Shares	11,893,300	6,176,640
China Minsheng Banking Corp., Ltd., H Shares	30,907,992	9,932,495
China National Building Material Co., Ltd., H Shares	28,921,761	14,715,826
China Overseas Land & Investment Ltd.	9,937,254	20,959,885
China Pacific Insurance Group Co., Ltd., A Shares	736,100	2,801,397
China Pacific Insurance Group Co., Ltd., H Shares	4,107,714	9,407,918
China Petroleum & Chemical Corp., A Shares	14,755,800	12,305,792
China Petroleum & Chemical Corp., H Shares	166,012,574	97,171,896
China Railway Group Ltd., A Shares	5,260,600	4,842,484
China Railway Group Ltd., H Shares	14,394,148	7,617,651
China Resources Cement Holdings Ltd.	10,335,439	3,426,804
China Resources Gas Group Ltd.	1,280,638	3,600,991
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report97

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
China Resources Land Ltd.	4,948,387	20,918,676
China Resources Power Holdings Co., Ltd.	4,673,264	9,153,739
China Shenhua Energy Co., Ltd., A Shares	947,800	3,668,273
China Shenhua Energy Co., Ltd., H Shares	6,140,842	17,893,741
China State Construction Engineering Corp., Ltd., A Shares	11,182,400	8,649,710
China Taiping Insurance Holdings Co., Ltd.	5,819,384	6,129,768
China Tower Corp., Ltd., H Shares	93,449,241	9,056,833
China United Network Communications Ltd., A Shares	8,500,100	6,084,430
China Vanke Co., Ltd., A Shares	2,309,900	4,328,781
China Vanke Co., Ltd., H Shares	6,933,310	8,090,004
CITIC Ltd.	17,938,943	17,820,559
COSCO Shipping Holdings Co., Ltd., A Shares	1,096,500	1,476,362
COSCO SHIPPING Holdings Co., Ltd., H Shares	3,677,902	3,775,574
Country Garden Holdings Co., Ltd. *(a)	84,262,149	9,563,339
CRRC Corp., Ltd., A Shares	3,700,800	3,020,231
CRRC Corp., Ltd., H Shares	8,242,309	4,057,170
CSPC Pharmaceutical Group Ltd.	5,892,379	4,433,326
Dongfeng Motor Group Co., Ltd., H Shares	12,022,759	4,415,538
ENN Energy Holdings Ltd.	690,536	5,415,623
Fosun International Ltd.	9,876,346	6,183,933
GCL-Poly Energy Holdings Ltd	10,376,863	1,799,666
Geely Automobile Holdings Ltd.	9,182,687	11,405,537
Guangdong Investment Ltd.	5,019,026	3,923,439
Guangzhou R&F Properties Co., Ltd., H Shares *(a)	44,006,077	6,734,121
Haier Smart Home Co., Ltd., A Shares	419,400	1,354,688
Haier Smart Home Co., Ltd., H Shares	2,280,506	7,052,287
Hengan International Group Co., Ltd.	1,371,442	5,089,293
Huaneng Power International, Inc., A Shares *	1,204,000	1,348,162
Huaneng Power International, Inc., H Shares *	10,289,946	5,143,825
Industrial & Commercial Bank of China Ltd., A Shares	13,528,200	8,586,973
Industrial & Commercial Bank of China Ltd., H Shares	204,084,028	93,691,140
Industrial Bank Co., Ltd., A Shares	3,127,100	6,792,533
JD.com, Inc., A Shares	1,895,057	31,126,131
Jiangxi Copper Co., Ltd., A Shares	733,000	1,903,373
Jiangxi Copper Co., Ltd., H Shares	5,660,160	8,834,808
Kingboard Holdings Ltd.	3,138,784	7,124,730
Kunlun Energy Co., Ltd.	15,090,703	11,046,085
Kweichow Moutai Co., Ltd., A Shares	19,800	5,024,469
Legend Holdings Corp., H Shares	5,438,180	4,861,369
Longfor Group Holdings Ltd.	4,487,315	9,453,304
Lufax Holding Ltd., ADR	2,149,244	2,600,585
Meituan, B Shares *	643,296	10,541,465
NetEase, Inc.	923,278	19,285,611
New China Life Insurance Co., Ltd., A Shares	232,600	1,294,264
New China Life Insurance Co., Ltd., H Shares	1,426,783	3,573,439
Nine Dragons Paper Holdings Ltd. *	6,860,901	3,805,900
PetroChina Co., Ltd., A Shares	3,277,000	3,489,284
PetroChina Co., Ltd., H Shares	87,650,240	63,263,986
PICC Property & Casualty Co., Ltd., H Shares	17,112,822	19,684,083
Ping An Bank Co., Ltd., A Shares	2,682,500	4,101,975
SECURITY	NUMBER OF SHARES	VALUE ($)
Ping An Insurance Group Co. of China Ltd., A Shares	1,470,100	9,854,528
Ping An Insurance Group Co. of China Ltd., H Shares	12,222,946	73,181,027
Postal Savings Bank of China Co., Ltd., A Shares	2,410,300	1,609,406
Postal Savings Bank of China Co., Ltd., H Shares	15,573,618	7,685,772
SAIC Motor Corp., Ltd., A Shares	2,922,500	5,765,900
Seazen Group Ltd. *(a)	20,200,001	3,941,212
Shanghai Pudong Development Bank Co., Ltd., A Shares	7,714,200	7,397,831
Shenzhou International Group Holdings Ltd.	589,864	6,055,288
Sinopharm Group Co., Ltd., H Shares	5,435,988	15,770,552
Sunny Optical Technology Group Co., Ltd.	443,430	3,624,684
Tencent Holdings Ltd.	2,551,003	105,725,887
The People's Insurance Co. Group of China Ltd., A Shares	519,700	416,988
The People's Insurance Co. Group of China Ltd., H Shares	13,596,573	4,629,432
Tingyi Cayman Islands Holding Corp.	3,136,800	4,608,147
Trip.com Group Ltd. *	70,081	2,765,079
Vipshop Holdings Ltd., ADR *	841,057	13,280,290
Weichai Power Co., Ltd., A Shares	893,500	1,448,554
Weichai Power Co., Ltd., H Shares	3,702,021	4,805,888
Xiaomi Corp., B Shares *	13,651,023	21,516,453
Yankuang Energy Group Co., Ltd., A Shares	198,350	469,543
Yankuang Energy Group Co., Ltd., H Shares	3,290,876	5,170,222
Yum China Holdings, Inc.	285,650	15,226,410
Zhongsheng Group Holdings Ltd.	1,178,119	3,590,658
Zijin Mining Group Co., Ltd., A Shares	1,053,600	1,789,173
Zijin Mining Group Co., Ltd., H Shares	3,814,885	6,003,211
ZTO Express Cayman, Inc.	121,665	2,955,614
		1,622,025,634

Colombia 0.3%
Bancolombia S.A.	611,072	4,341,886
Ecopetrol S.A.	15,438,325	8,884,906
		13,226,792

Czech Republic 0.2%
CEZ A/S	171,853	7,313,322

Greece 0.3%
Alpha Services and Holdings S.A. *	6,255,657	10,567,975
Hellenic Telecommunications Organization S.A.	378,678	5,671,773
		16,239,748

Hungary 0.5%
MOL Hungarian Oil & Gas plc	1,571,699	11,895,880
OTP Bank Nyrt	352,771	14,408,464
		26,304,344

India 11.4%
Axis Bank Ltd.	1,106,360	13,009,908
Bharat Petroleum Corp., Ltd.	4,409,546	18,139,134
Bharti Airtel Ltd.	1,310,039	13,551,978
See financial notes
98Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Coal India Ltd.	3,456,759	9,605,791
GAIL India Ltd.	7,471,050	10,378,182
Grasim Industries Ltd.	450,511	9,746,095
HCL Technologies Ltd.	760,051	10,761,374
Hero MotoCorp Ltd.	227,149	8,000,787
Hindalco Industries Ltd.	2,919,149	16,214,899
Hindustan Petroleum Corp., Ltd. *	5,198,850	15,580,301
Hindustan Unilever Ltd.	256,975	7,775,871
ICICI Bank Ltd.	552,454	6,397,986
Indian Oil Corp., Ltd.	23,358,533	25,139,987
Infosys Ltd.	2,332,600	40,445,493
ITC Ltd.	1,830,886	9,724,327
Jio Financial Services Ltd. *	2,103,300	5,932,393
JSW Steel Ltd.	1,007,823	9,491,301
Larsen & Toubro Ltd.	471,169	15,382,125
Mahindra & Mahindra Ltd.	765,333	14,564,080
Maruti Suzuki India Ltd.	97,935	11,834,358
NTPC Ltd.	7,767,489	20,669,831
Oil & Natural Gas Corp., Ltd.	14,384,908	30,260,239
Petronet LNG Ltd.	1,834,885	4,771,937
Power Finance Corp., Ltd.	4,281,440	13,456,712
Power Grid Corp. of India Ltd.	3,182,033	9,399,703
Rajesh Exports Ltd.	1,578,121	9,513,190
REC Ltd.	3,657,523	10,543,633
Reliance Industries Ltd.	2,147,859	62,448,735
State Bank of India	1,458,917	9,892,501
Steel Authority of India Ltd.	4,181,248	4,580,944
Sun Pharmaceutical Industries Ltd.	516,920	6,940,866
Tata Consultancy Services Ltd.	619,792	25,131,200
Tata Motors Ltd.	2,917,791	21,182,170
Tata Motors Ltd., A Shares, DVR	584,363	2,819,949
Tata Steel Ltd.	17,826,123	26,463,700
Tech Mahindra Ltd.	578,458	8,398,467
UltraTech Cement Ltd.	54,220	5,434,329
UPL Ltd.	528,569	3,774,341
Vedanta Ltd.	3,188,427	8,946,795
Wipro Ltd.	1,405,002	6,931,137
		563,236,749

Indonesia 1.5%
PT Astra International Tbk	34,900,141	14,780,427
PT Bank Central Asia Tbk	15,910,149	9,584,742
PT Bank Mandiri (Persero) Tbk	32,999,264	13,054,535
PT Bank Rakyat Indonesia (Persero) Tbk	44,311,366	16,147,609
PT Telkom Indonesia (Persero) Tbk	69,744,778	17,081,288
PT United Tractors Tbk	3,346,279	5,712,623
		76,361,224

Kuwait 0.6%
Kuwait Finance House KSCP	3,385,907	8,183,295
Mobile Telecommunications Co. KSCP	4,151,761	6,869,094
National Bank of Kuwait SAKP	4,423,708	13,202,956
		28,255,345

Malaysia 1.7%
Axiata Group Berhad	11,153,472	5,672,887
CIMB Group Holdings Berhad	8,959,924	10,871,632
Genting Berhad	6,279,200	5,913,815
Malayan Banking Berhad	8,734,758	17,149,492
Petronas Chemicals Group Berhad	3,322,200	5,097,859
Public Bank Berhad	11,476,500	10,462,413
Sime Darby Berhad	10,532,600	5,220,901
SECURITY	NUMBER OF SHARES	VALUE ($)
Tenaga Nasional Berhad	10,853,600	23,017,117
		83,406,116

Mexico 4.0%
Alfa S.A.B. de C.V., A Shares	13,860,544	9,280,576
America Movil S.A.B. de C.V.	43,266,968	41,257,435
Cemex SAB de C.V., ADR *	3,828,953	30,516,755
Controladora Axtel SAB de C.V. *	13,647,178	145,133
Fomento Economico Mexicano S.A.B. de C.V.	2,576,569	29,210,326
Grupo Bimbo S.A.B. de C.V., Series A	1,934,229	9,639,112
Grupo Financiero Banorte S.A.B. de C.V., O Shares	2,817,089	24,171,224
Grupo Mexico S.A.B. de C.V., Series B	4,165,570	20,098,085
Grupo Televisa S.A.B., Series CPO	7,776,261	6,990,053
Orbia Advance Corp. S.A.B. de C.V.	2,627,328	5,923,751
Wal-Mart de Mexico S.A.B. de C.V.	4,796,067	19,139,532
		196,371,982

Qatar 0.6%
Ooredoo QPSC	2,240,497	6,647,628
Qatar Fuel QSC	1,125,232	4,946,075
Qatar Islamic Bank SAQ	816,334	4,332,850
Qatar National Bank QPSC	3,622,284	15,524,074
		31,450,627

Russia 0.0%
Alrosa PJSC *(b)(c)	49,456	0
Federal Grid Co. - Rosseti PJSC *(b)(c)	19,817,058	0
Gazprom PJSC *(b)(c)	197,560	0
Inter RAO UES PJSC *(b)(c)	1,590,272	0
LUKOIL PJSC *(b)(c)	15,008	0
Magnit PJSC *(b)(c)	2,064	0
MMC Norilsk Nickel PJSC *(b)(c)	544	0
Mobile TeleSystems PJSC *(b)(c)	26,384	0
Novatek PJSC *(b)(c)	5,557	0
Novolipetsk Steel PJSC *(b)(c)	21,760	0
Rosneft Oil Co. PJSC *(b)(c)	28,418	0
Sberbank of Russia PJSC *(b)(c)	90,000	0
Severstal PAO *(b)(c)	3,392	0
Sistema PJSFC *(b)(c)	127,904	0
Tatneft PJSC *(b)(c)	45,568	0
		0

Saudi Arabia 2.2%
Al Rajhi Bank	600,664	11,562,780
Riyad Bank	696,045	5,650,906
Saudi Arabian Oil Co.	1,958,486	18,223,818
Saudi Basic Industries Corp.	1,242,807	29,292,026
Saudi Electricity Co.	1,568,821	8,658,391
Saudi Telecom Co.	1,899,272	20,154,113
The Saudi National Bank	1,282,484	12,224,229
Yanbu National Petrochemical Co.	380,739	4,293,992
		110,060,255

South Africa 4.5%
Absa Group Ltd.	1,532,358	14,752,233
Anglo American Platinum Ltd. (a)	72,647	2,536,334
AngloGold Ashanti Ltd.	564,531	9,622,518
Bid Corp., Ltd.	498,811	11,191,438
Exxaro Resources Ltd.	496,551	4,401,170
FirstRand Ltd.	6,288,153	24,375,518
Gold Fields Ltd. (a)	1,001,831	12,849,997
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report99

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Impala Platinum Holdings Ltd.	872,004	4,488,276
MTN Group Ltd.	3,969,891	25,226,157
MultiChoice Group	787,907	3,257,320
Naspers Ltd., N Shares	58,323	9,908,873
Nedbank Group Ltd. (a)	838,683	9,558,816
Old Mutual Ltd.	10,703,646	7,173,450
Sanlam Ltd.	2,522,276	9,078,062
Sappi Ltd. (a)	2,416,767	5,119,436
Sasol Ltd.	951,510	12,274,404
Shoprite Holdings Ltd.	702,611	9,789,800
Sibanye Stillwater Ltd.	4,444,950	6,746,652
Standard Bank Group Ltd.	2,349,768	23,976,693
The Bidvest Group Ltd.	521,597	7,849,436
Vodacom Group Ltd.	1,170,716	6,668,784
		220,845,367

Taiwan 20.2%
Acer, Inc.	8,151,470	9,368,182
ASE Technology Holding Co., Ltd.	6,251,000	23,161,666
Asia Cement Corp.	3,935,000	4,930,102
Asustek Computer, Inc.	2,175,100	27,490,548
AUO Corp. *	28,857,496	16,129,353
Catcher Technology Co., Ltd.	1,758,000	9,964,015
Cathay Financial Holding Co., Ltd.	10,790,994	15,451,284
Chailease Holding Co., Ltd.	774,534	4,316,951
China Development Financial Holding Corp. *	14,682,000	5,463,134
China Steel Corp.	19,538,088	16,257,967
Chunghwa Telecom Co., Ltd.	4,192,764	15,272,028
Compal Electronics, Inc.	22,956,000	22,994,565
CTBC Financial Holding Co., Ltd.	19,327,809	14,474,691
Delta Electronics, Inc.	1,450,696	15,761,255
E.Sun Financial Holding Co., Ltd.	7,667,724	5,886,859
Evergreen Marine Corp., Ltd.	1,600,000	5,350,666
Far Eastern New Century Corp.	9,241,061	8,168,429
First Financial Holding Co., Ltd.	7,670,776	6,334,806
Formosa Chemicals & Fibre Corp.	7,388,882	14,384,962
Formosa Petrochemical Corp.	2,723,704	6,782,212
Formosa Plastics Corp.	5,203,476	12,989,696
Foxconn Technology Co., Ltd.	3,407,858	5,960,394
Fubon Financial Holding Co., Ltd.	9,412,768	18,798,048
Hon Hai Precision Industry Co., Ltd.	41,806,928	139,809,330
Hotai Motor Co., Ltd.	249,800	5,325,992
Innolux Corp. *	37,768,732	17,137,148
Inventec Corp.	11,482,646	20,335,711
Largan Precision Co., Ltd.	109,200	7,029,344
Lite-On Technology Corp., ADR	3,684,229	15,849,132
MediaTek, Inc.	1,019,046	22,559,070
Mega Financial Holding Co., Ltd.	8,540,312	9,627,344
Micro-Star International Co., Ltd.	1,223,000	6,125,273
Nan Ya Plastics Corp.	8,282,588	17,191,185
Novatek Microelectronics Corp.	611,000	7,664,720
Pegatron Corp.	10,493,234	25,700,540
Pou Chen Corp.	9,797,000	8,798,273
Powertech Technology, Inc.	2,052,000	6,424,078
President Chain Store Corp.	615,000	5,165,795
Quanta Computer, Inc.	6,168,058	49,098,102
Shin Kong Financial Holding Co., Ltd. *	18,593,000	5,528,887
Synnex Technology International Corp.	4,171,178	8,002,731
Taiwan Cement Corp.	8,992,760	9,869,121
Taiwan Cooperative Financial Holding Co., Ltd.	6,273,357	5,170,917
Taiwan Mobile Co., Ltd.	1,831,530	5,360,043
Taiwan Semiconductor Manufacturing Co., Ltd.	11,271,352	194,306,195
Uni-President Enterprises Corp.	7,555,796	16,774,050
United Microelectronics Corp.	12,499,931	17,859,007
SECURITY	NUMBER OF SHARES	VALUE ($)
Walsin Lihwa Corp.	5,014,925	5,983,928
Wistron Corp.	12,801,934	47,032,681
WPG Holdings Ltd.	6,945,880	11,973,963
Yageo Corp.	410,635	6,253,685
Yang Ming Marine Transport Corp.	2,620,000	3,475,892
Yuanta Financial Holding Co., Ltd.	11,650,938	8,926,660
Zhen Ding Technology Holding Ltd.	1,373,000	4,169,033
		1,000,219,643

Thailand 3.1%
Advanced Info Service PCL NVDR	1,301,900	8,030,568
Bangkok Bank PCL NVDR	1,324,900	6,413,095
Charoen Pokphand Foods PCL NVDR	13,818,400	8,168,512
CP ALL PCL NVDR	4,981,700	9,282,671
Kasikornbank PCL NVDR	2,013,400	7,503,354
Krung Thai Bank PCL NVDR	12,063,500	6,648,834
PTT Exploration & Production PCL NVDR	1,755,600	7,946,387
PTT Global Chemical PCL NVDR	8,384,500	8,919,044
PTT PCL NVDR	52,447,600	52,046,951
SCB X PCL NVDR	3,994,700	13,461,115
Thai Oil PCL NVDR	4,083,987	6,006,292
The Siam Cement PCL NVDR	1,815,100	16,224,068
		150,650,891

Turkey 1.7%
Akbank T.A.S.	11,379,374	12,285,389
BIM Birlesik Magazalar A/S	883,572	8,359,240
Eregli Demir ve Celik Fabrikalari T.A.S. *	3,960,396	6,391,294
Haci Omer Sabanci Holding A/S	3,091,557	6,935,188
KOC Holding A/S	1,868,690	9,940,157
Turk Hava Yollari AO *	1,102,201	10,129,935
Turkcell Iletisim Hizmetleri A/S *	5,213,210	10,912,373
Turkiye Is Bankasi A/S, Class C	11,186,559	8,837,606
Turkiye Petrol Rafinerileri A/S	2,018,711	10,685,158
		84,476,340

United Arab Emirates 1.1%
Abu Dhabi Commercial Bank PJSC	2,986,850	7,017,742
Dubai Islamic Bank PJSC	3,457,617	5,309,201
Emaar Properties PJSC	6,982,989	13,422,061
Emirates Telecommunications Group Co. PJSC	3,124,363	16,876,264
First Abu Dhabi Bank PJSC	3,366,509	12,538,311
		55,163,579
Total Common Stocks (Cost $4,321,183,514)		4,676,980,224

PREFERRED STOCKS 4.7% OF NET ASSETS

Brazil 4.6%
Banco Bradesco S.A.	10,962,644	33,103,046
Centrais Eletricas Brasileiras S.A., B Shares	416,187	3,256,564
Cia Energetica de Minas Gerais	2,930,790	7,298,931
Cia Paranaense de Energia, B Shares	3,551,152	6,211,530
Gerdau S.A.	2,657,305	13,874,374
Itau Unibanco Holding S.A.	8,299,313	45,981,106
Metalurgica Gerdau S.A.	3,583,080	8,554,319
Petroleo Brasileiro S.A.	16,505,460	106,481,462
		224,761,332

See financial notes
100Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Colombia 0.1%
Bancolombia S.A.	1,085,938	7,212,187

Russia 0.0%
Surgutneftegas PJSC *(b)(c)	265,800	0
Tatneft PJSC *(b)(c)	4,870	0
Transneft PJSC *(b)(c)	116	0
		0
Total Preferred Stocks (Cost $182,449,595)		231,973,519

SHORT-TERM INVESTMENTS 1.1% OF NET ASSETS

Money Market Funds 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (d)	16,464,273	16,464,273
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (d)(e)	37,788,269	37,788,269
		54,252,542
Total Short-Term Investments (Cost $54,252,542)		54,252,542
Total Investments in Securities (Cost $4,557,885,651)		4,963,206,285

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 09/15/23	700	34,275,500	(524,504)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $33,028,047.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,676,980,224	$—	$—	$4,676,980,224
Russia	—	—	0 *	0
Preferred Stocks[1]	231,973,519	—	—	231,973,519
Russia	—	—	0 *	0
Short-Term Investments[1]	54,252,542	—	—	54,252,542
Liabilities
Futures Contracts[2]	(524,504)	—	—	(524,504)
Total	$4,962,681,781	$—	$—	$4,962,681,781

*	Level 3 amount shown includes securities determined to have no value at August 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report101

Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $4,557,885,651) including securities on loan of $33,028,047		$4,963,206,285
Foreign currency, at value (cost $8,644,867)		8,600,063
Deposit with broker for futures contracts		2,904,020
Receivables:
Dividends		21,937,675
Investments sold		1,583,826
Income from securities on loan	+	113,873
Total assets		4,998,345,742

Liabilities
Collateral held for securities on loan		37,788,269
Payables:
Foreign capital gains tax		14,783,351
Management fees		1,646,210
Variation margin on futures contracts	+	445,279
Total liabilities		54,663,109
Net assets		$4,943,682,633

Net Assets by Source
Capital received from investors		$5,250,467,186
Total distributable loss	+	(306,784,553)
Net assets		$4,943,682,633

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,943,682,633		186,400,000		$26.52

See financial notes
102Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Operations

For the period March 1, 2023 through August 31, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $21,974,255)		$179,678,828
Securities on loan, net	+	524,666
Total investment income		180,203,494

Expenses
Management fees		9,505,327
Total expenses	–	9,505,327
Net investment income		170,698,167

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated (net of foreign capital gains tax paid of $2,090,396)		(13,931,294)
Net realized gains on futures contracts		857,798
Net realized losses on foreign currency transactions	+	(724,200)
Net realized losses		(13,797,696)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated (net of change in foreign capital gains tax of ($6,284,637))		116,261,743
Net change in unrealized appreciation (depreciation) on futures contracts		94,855
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(68,894)
Net change in unrealized appreciation (depreciation)	+	116,287,704
Net realized and unrealized gains		102,490,008
Increase in net assets resulting from operations		$273,188,175
See financial notes
Schwab Fundamental Index ETFs | Semiannual Report103

Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/23-8/31/23		3/1/22-2/28/23
Net investment income		$170,698,167	$265,272,788
Net realized losses		(13,797,696)	(545,871,571)
Net change in unrealized appreciation (depreciation)	+	116,287,704	(153,773,482)
Increase (decrease) in net assets resulting from operations		$273,188,175	($434,372,265 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($49,372,200 )	($239,783,490 )

TRANSACTIONS IN FUND SHARES
	3/1/23-8/31/23			3/1/22-2/28/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,200,000	$190,460,793	35,600,000	$943,221,611
Other capital		—	—	—	1,902,000
Shares redeemed	+	—	—	(21,400,000)	(567,127,546)
Net transactions in fund shares		7,200,000	$190,460,793	14,200,000	$377,996,065

SHARES OUTSTANDING AND NET ASSETS
	3/1/23-8/31/23			3/1/22-2/28/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		179,200,000	$4,529,405,865	165,000,000	$4,825,565,555
Total increase (decrease)	+	7,200,000	414,276,768	14,200,000	(296,159,690)
End of period		186,400,000	$4,943,682,633	179,200,000	$4,529,405,865
See financial notes
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Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab Fundamental U.S. Broad Market Index ETF	Schwab U.S. REIT ETF
Schwab Fundamental U.S. Large Company Index ETF	Schwab International Dividend Equity ETF
Schwab Fundamental U.S. Small Company Index ETF	Schwab International Equity ETF
Schwab Fundamental International Large Company Index ETF	Schwab International Small-Cap Equity ETF
Schwab Fundamental International Small Company Index ETF	Schwab Emerging Markets Equity ETF
Schwab Fundamental Emerging Markets Large Company Index ETF	Schwab U.S. TIPS ETF
Schwab U.S. Broad Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Small-Cap ETF	Schwab Ariel ESG ETF
Schwab U.S. Dividend Equity ETF	Schwab Crypto Thematic ETF
Schwab Municipal Bond ETF	Schwab High Yield Bond ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs) which are referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds’ investments as of August 31, 2023, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2023, Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF had securities on loan, all of which were classified as common stocks and warrants. The value of the securities on loan and the related collateral as of August 31, 2023 are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code definition of a passive foreign investment company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in each fund’s Statement of Operations, if any. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab Fundamental International Large Company Index ETF and Schwab Fundamental International Small Company Index ETF filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees are non-contingent and non-routine expenses which are subject to repayment to the investment adviser (see financial note 4 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab Fundamental International Large Company Index ETF and Schwab Fundamental International Small Company Index ETF will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended August 31, 2023, the Schwab Fundamental International Large Company Index ETF and Schwab Fundamental International Small Company Index ETF did not incur any compliance fees.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF make distributions from net investment income, if any, quarterly. Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF make distributions from net investment income, if any, semiannually. All funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations. Foreign taxes accrued as of August 31, 2023, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Investment Style Risk. The funds are index funds. Therefore, each fund follows their respective securities included in the index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index. Errors relating to an index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in an index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, leverage risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivatives transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that a fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities which means even a small amount of leverage can have a disproportionately large impact on the fund. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
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Financial Notes, unaudited (continued)

 4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB FUNDAMENTAL U.S. BROAD MARKET INDEX ETF	SCHWAB FUNDAMENTAL U.S. LARGE COMPANY INDEX ETF	SCHWAB FUNDAMENTAL U.S. SMALL COMPANY INDEX ETF	SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX ETF	SCHWAB FUNDAMENTAL INTERNATIONAL SMALL COMPANY INDEX ETF	SCHWAB FUNDAMENTAL EMERGING MARKETS LARGE COMPANY INDEX ETF
0.25%	0.25%	0.25%	0.25%	0.39%	0.39%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine fees. The investment adviser agreed to pay these professional fees, on behalf of the funds, subject to reimbursement by the funds to the extent the funds are able to successfully recover taxes withheld in the future.
For the period ended August 31, 2023, the professional fees incurred by the Schwab Fundamental International Large Company Index ETF and Schwab Fundamental International Small Company Index ETF and paid by the investment adviser were $10,888 and $921, respectively, as shown as Professional fees in each fund’s Statement of Operations.
During the period ended August 31, 2023, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of August 31, 2023, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the Schwab Fundamental International Large Company Index ETF and Schwab Fundamental International Small Company Index ETF to the investment adviser were $27,151 and $2,908, respectively. Schwab Fundamental Emerging Markets Large Company Index ETF had no balance of professional fees related to foreign withholding tax subject to future reimbursement by the fund to the investment adviser.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers.  For the period ended August 31, 2023, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Fundamental U.S. Broad Market Index ETF	$6,646,563	$6,809,886	($306,870 )
Schwab Fundamental U.S. Large Company Index ETF	185,586,700	180,581,679	(28,029,120)
Schwab Fundamental U.S. Small Company Index ETF	77,766,909	136,259,845	(18,536,077)
Schwab Fundamental International Large Company Index ETF	99,273,147	149,795,089	(10,584,462)
Schwab Fundamental International Small Company Index ETF	93,131,315	56,108,755	(4,009,580)
Schwab Fundamental Emerging Markets Large Company Index ETF	35,761,630	5,760,804	(641,243)

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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex . All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares. The transfer agent is also responsible for the order-taking function for the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested trustees or non-interested trustees (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 28, 2023.  Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds  from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at August 31, 2023 are presented in each fund’s Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in each fund’s Statement of Operations. Refer to financial note 2(b)
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Financial Notes, unaudited (continued)

8. Derivatives (continued):
for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.  During the period ended August 31, 2023, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Fundamental U.S. Broad Market Index ETF	$860,730	8
Schwab Fundamental U.S. Large Company Index ETF	18,100,295	84
Schwab Fundamental U.S. Small Company Index ETF	11,079,352	119
Schwab Fundamental International Large Company Index ETF	51,237,020	485
Schwab Fundamental International Small Company Index ETF	17,586,726	167
Schwab Fundamental Emerging Markets Large Company Index ETF	35,202,103	698

9. Purchases and Sales of Investment Securities:
For the period ended August 31, 2023, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Fundamental U.S. Broad Market Index ETF	$30,607,608	$28,414,189
Schwab Fundamental U.S. Large Company Index ETF	635,123,716	601,277,341
Schwab Fundamental U.S. Small Company Index ETF	890,296,610	804,420,091
Schwab Fundamental International Large Company Index ETF	788,109,094	598,426,362
Schwab Fundamental International Small Company Index ETF	434,302,475	385,680,671
Schwab Fundamental Emerging Markets Large Company Index ETF	683,706,389	431,540,500

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the funds, except for Schwab Fundamental Emerging Markets Large Company Index ETF,  generally have no effect on net asset value per share. Variable charges for the Schwab Fundamental Emerging Markets Large Company Index ETF generally had no effect on the net asset value in the current period, but variable charges in the prior period were larger than other funds and are disclosed in Other Capital in the Financial Highlights and in the fund’s Statement of Changes in Net Assets. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended August 31, 2023, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab Fundamental U.S. Broad Market Index ETF	$38,135,589	$13,615,983
Schwab Fundamental U.S. Large Company Index ETF	1,016,783,329	205,176,786
Schwab Fundamental U.S. Small Company Index ETF	702,662,771	388,635,383
Schwab Fundamental International Large Company Index ETF	908,650,051	14,252,854
Schwab Fundamental International Small Company Index ETF	146,142,670	81,399,458
Schwab Fundamental Emerging Markets Large Company Index ETF	29,425,141	0
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Financial Notes, unaudited (continued)

10. In-Kind Transactions (continued):
For the period ended August 31, 2023, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended August 31, 2023 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes:
As of August 31, 2023, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Fundamental U.S. Broad Market Index ETF	$438,669,741	$124,937,215	($24,026,509 )	$100,910,706
Schwab Fundamental U.S. Large Company Index ETF	10,645,311,205	1,894,819,066	(661,922,143)	1,232,896,923
Schwab Fundamental U.S. Small Company Index ETF	6,511,401,037	1,041,684,477	(722,640,324)	319,044,153
Schwab Fundamental International Large Company Index ETF	9,578,804,348	1,551,802,109	(391,322,446)	1,160,479,663
Schwab Fundamental International Small Company Index ETF	2,985,280,957	362,161,468	(304,856,861)	57,304,607
Schwab Fundamental Emerging Markets Large Company Index ETF	4,791,606,315	656,694,822	(485,619,356)	171,075,466

Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2023, the funds had capital loss carryforwards available as follows:

Schwab Fundamental U.S. Broad Market Index ETF	$19,267,879
Schwab Fundamental U.S. Large Company Index ETF	420,200,288
Schwab Fundamental U.S. Small Company Index ETF	531,921,543
Schwab Fundamental International Large Company Index ETF	293,445,861
Schwab Fundamental International Small Company Index ETF	163,671,695
Schwab Fundamental Emerging Markets Large Company Index ETF	582,308,683
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of August 31, 2023.  The tax basis components of distributions paid during the fiscal year ended February 28, 2023 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab Fundamental U.S. Broad Market Index ETF	$8,668,580
Schwab Fundamental U.S. Large Company Index ETF	197,038,665
Schwab Fundamental U.S. Small Company Index ETF	74,669,735
Schwab Fundamental International Large Company Index ETF	247,435,740
Schwab Fundamental International Small Company Index ETF	51,473,080
Schwab Fundamental Emerging Markets Large Company Index ETF	239,783,490
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Financial Notes, unaudited (continued)

11. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of February 28, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended February 28, 2023, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on April 27, 2023 and June 6, 2023, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 6, 2023 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also
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considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking equity indices. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. Based on this
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evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Sept. 2023 – present),
Chief Investment Officer (June 2011 – present) and Vice President (June 2011 – Sept. 2023),
Schwab Funds, Laudus Trust and Schwab ETFs.

Jonathan de St. Paer
1973
President
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.;
President (Nov. 2018 – present), Chief Executive Officer (Apr. 2019 – Sept. 2023) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Chief Financial Officer (Mar. 2020 – present) and Vice President
(Oct. 2013 – Mar. 2023), Charles Schwab Investment Management, Inc.

122Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental Index ETFs
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Apr. 2011 – present) and
Senior Vice President (Apr. 2011 – Mar. 2023) Charles Schwab Investment Management, Inc.;
Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus
Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Jan. 2020 – present) and
Senior Vice President (Jan. 2020 – Mar. 2023) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Managing Director (Mar. 2023 – present), Chief Legal Officer (Mar. 2022 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab Fundamental Index ETFs | Semiannual Report123

Schwab Fundamental Index ETFs
Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR) U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask See “offer.”
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.
beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid The highest price at which someone is willing to buy a security.
cap, capitalization See “market cap.”
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations The date that the first NAV was calculated.
creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
European Depositary Receipt (EDR) A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
Global Depositary Receipt (GDR) A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.
inception date The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity The ability to convert a security or asset quickly into cash.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net) A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask) The lowest price at which an individual is willing to sell a security.
open The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market The market that deals with the issuance of new securities.
rights and warrants Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock.
124Schwab Fundamental Index ETFs | Semiannual Report

Schwab Fundamental Index ETFs
Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 1000 Index An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 3000 Index An index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI Developed ex US Large Company Index (Net) An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net) An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores rank below the 87.5% threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the smallest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net) An index that ranks emerging market companies in the FTSE Global Total Cap Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the emerging companies in the FTSE Global Total Cap Index measures the performance of the investable securities in emerging markets globally.
Russell RAFI US Index An index that selects, ranks, and weights securities by fundamental measures of company size rather than market capitalization. The index measures the performance of the constituent companies by fundamental overall company scores, which are created using as the universe U.S. companies in the FTSE Global Total Cap Index. Securities are grouped in order of decreasing company score and each company receives a weight based on its percentage of the total scores of the companies. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Large Company Index An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Large Company Index includes only those securities that are members of the U.S. portion whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Small Company Index An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Small Company Index includes only those securities that are members of the U.S. portion and rank below the 87.5% fundamental score threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
S&P Developed ex-U.S. Small Cap Index (Net) An index composed of the stocks representing the lowest 15% of float-adjusted market cap in each developed market country, excluding the U.S. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread The gap between bid and ask prices of a security.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error The difference between the performance of the fund and its benchmark index, positive or negative.
Schwab Fundamental Index ETFs | Semiannual Report125

Notes

Schwab Fundamental Index ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Dividend Equity ETF
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Schwab Municipal Bond ETF
Schwab High Yield Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF
Active, Semi-Transparent (Also Known As Non-Transparent) ETF
Schwab Ariel ESG ETF
Thematic ETFs
Schwab Crypto Thematic ETF
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2023 Charles Schwab Investment Management, Inc., dba Schwab Asset Management. All rights reserved.
Printed on recycled paper.
*
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.
The Schwab Ariel ESG ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
•
You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•
The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.
•
These additional risks may be even greater in bad or uncertain market conditions.
•
The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.
For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information. These risks are discussed on the next page.

Schwab Fundamental Index ETFs
Active semi-transparent (also referred to as non-transparent) ETFs operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk: Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction: The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio. The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction.
Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and the fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website www.schwabassetmanagement.com.
Because environmental, social and governance (ESG) strategies exclude some securities, ESG-focused products may not be able to take advantage of the same opportunities or market trends as products that do not use such strategies. Additionally, the criteria used to select companies for investment may result in investing in securities, industries or sectors that underperform the market as a whole.

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MFR76318-10
00289729

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Omar Aguilar and Registrant’s Chief Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a) (1)	Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust - Schwab Fundamental Index ETFs and Schwab U.S. REIT ETF

By:	/s/ Omar Aguilar
Omar Aguilar Chief Executive Officer

Date:	October 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Chief Executive Officer

Date:	October 17, 2023

By:	/s/ Dana Smith
Dana Smith Chief Financial Officer

Date:	October 17, 2023